UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Templeton
Variable Insurance
Products Trust
June 30, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 1
Franklin Templeton Variable Insurance
Products Trust Semiannual Report
Table of Contents
Important Notes to Performance Information
...........
i
Fund Summaries
Franklin Allocation VIP Fund
...................
FA-1
*Prospectus Supplement
....................
FA-6
Franklin Global Real Estate VIP Fund
.............
FGR-1
Franklin Growth and Income VIP Fund
............
FGI-1
Franklin Income VIP Fund
.....................
FI-1
Franklin Large Cap Growth VIP Fund
.............
FLG-1
Franklin Mutual Global Discovery VIP Fund
.........
MGD-1
Franklin Mutual Shares VIP Fund
................
MS-1
Franklin Rising Dividends VIP Fund
..............
FRD-1
Franklin Small Cap Value VIP Fund
..............
FSV-1
*Prospectus Supplement
....................
FSV-6
Franklin Small-Mid Cap Growth VIP Fund
..........
FSC-1
Franklin Strategic Income VIP Fund
..............
FSI-1
Franklin U.S. Government Securities VIP Fund
.......
FUS-1
Templeton Developing Markets VIP Fund
..........
TD-1
Templeton Foreign VIP Fund
...................
TF-1
Templeton Global Bond VIP Fund
................
TGB-1
Templeton Growth VIP Fund
...................
TG-1
Index Descriptions
..............................
I-1
Shareholder Information
..........................
SI-1
*Not part of the semi annual report. Retain for your records
.

i
Semiannual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

Semiannual Report
Franklin Allocation VIP Fund
This semiannual report for Franklin Allocation VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +7.17% total return* for the six-month period ended June 30, 2021.
*On May 1, 2019, the Fund’s investment strategies changed. Performance prior to May 1, 2019, is attributable to the Fund’s performance before the strategy change. The
Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
1. Source: Morningstar.
2. Source: FactSet. The Linked Allocation VIP Fund benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg Barclays U.S. Aggregate
Bond Index and 20% MSCI World ex USA Index-NR.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation, with income as a
secondary goal. Under normal market conditions, the Fund
allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class
by allocating the Fund’s assets among various sleeves
(investment strategies).
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
investment manager’s allocation of Fund assets among
different asset classes and strategy sleeves may not prove
beneficial in light of subsequent market events. There can be no guarantee that these techniques or the investment
manager’s or subadvisors’ investment decisions will produce
the desired results. To the extent the Fund invests in
underlying investment companies, including exchange-
traded funds, the Fund’s performance is related to the
performance of the underlying investment companies held
by it. Stock prices fluctuate, sometimes rapidly and
dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions.
Bonds are affected by changes in interest rates and the
creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund’s share
price may decline. Higher-yielding, lower-rated corporate
bonds entail a greater degree of credit risk compared to
investment-grade securities. Derivatives involve costs and
can create economic leverage in the Fund’s portfolio which
may result in significant volatility and cause the Fund to
participate in losses (as well as gains) in an amount that
exceeds the Fund’s initial investment. Foreign investing
carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall
dramatically if the company fails to meet those projections.
The Fund’s prospectus also includes a description of the
main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), posted a +15.25% total return.
1
The Fund’s other
benchmarks performed as follows: the Bloomberg Barclays
U.S. Aggregate Bond Index posted a -1.60% total return, the
MSCI World ex USA Index-NR posted a +9.16% total return
and the Linked Allocation VIP Fund Benchmark posted a
+7.26% total return.
1,2
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +12.30% total return for the six months ended June 30,
2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
Portfolio Composition
6/30/21
% of Total
Net Assets
Common Stocks 57.7%
U.S. Government and Agency Securities 13.1%
Corporate Bonds 10.7%
Mortgage-Backed Securities 9.9%
Management Investment Companies 3.0%
Other 2.1%
Short-Term Investments & Other Net Assets 3.5%

Franklin Allocation VIP Fund

Semiannual Report
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
Investment Strategy
The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and
fixed income investments through a variety of investment
strategies or sleeves managed by the investment manager
or its affiliates, which include Franklin U.S. Smart Beta
Equity Strategy, Franklin Growth Strategy, Templeton
Foreign Strategy, Franklin International Growth Strategy,
Franklin U.S. Government Securities Strategy, Franklin
Rising Dividends Strategy, Franklin Investment Grade
Corporate Strategy, Templeton Global Bond VIP Fund,
Franklin International Core Equity Strategy, Franklin U.S.
Core Equity Strategy, Franklin Emerging Market Core Equity
Strategy, Franklin U.S. Core Bond Strategy and Franklin
U.S. Treasury Securities Strategy. The Fund is structured
as a multi-manager fund (meaning the Fund’s assets are
managed by multiple subadvisors), with the investment
manager having overall responsibility for the Fund’s
investments. The investment manager allocates assets
among various asset classes and strategy sleeves to seek
to diversify the Fund’s portfolio, to add incremental return and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class or by changing
market conditions. The investment manager may, at times,
implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund primarily
through the use of equity and interest rate/bond futures.
Allocations to the individually managed sleeves typically
will not exceed 20%, but will vary with market conditions;
however, under normal market conditions, no sleeve
constitutes a majority of the Fund’s assets.
Manager’s Discussion
The Fund’s performance can be attributed largely to
its allocation among the underlying sleeves and their
investments in domestic and foreign equity securities, fixed income securities, equity index and U.S. Treasury futures,
and short-term investments and other net assets.
During the 12 months under review, on the equity side,
the Franklin International Core Equity Strategy and the
Templeton Foreign Strategy outperformed the Fund’s foreign
equity benchmark, the MSCI World ex USA Index-NR, while
the Franklin International Growth Strategy underperformed
the index. The Franklin U.S. Core Equity Strategy
outperformed the Fund’s domestic equity benchmark, the
S&P 500, while the Franklin Growth Strategy, the Franklin
Rising Dividends Strategy and the Franklin U.S. Smart
Beta Equity Strategy underperformed the index. On the
fixed income side, the Franklin U.S. Government Securities
Strategy, the Franklin Investment Grade Corporate Strategy
and the Franklin U.S. Core Bond Strategy performed better
than the Fund’s fixed income benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index, while Templeton
Global Bond VIP Fund and the Franklin U.S. Treasury
Geographic Composition
6/30/21
% of Total
Net Assets
North America 74.3%
Europe 13.3%
Asia 6.6%
Latin America & Caribbean 1.1%
Other 1.2%
Short-Term Investments & Other Net Assets 3.5%

Franklin Allocation VIP Fund

Semiannual Report
Securities Strategy underperformed the index. The Fund’s
risk overlay strategy, which utilized U.S. Treasury and
equity index futures to seek to neutralize certain market
risks that we believed existed in the Fund during the period, outperformed the Fund’s fixed income benchmark but
underperformed the Fund’s equity benchmarks.
Thank you for your participation in Franklin Allocation VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 9.9%
Diversified Financial Services, United States
GNMA II, Single-family, 30 Year 4.2%
Diversified Financial Services, United States
U.S. Treasury Bonds 2.7%
Diversified Financial Services, United States
FNMA, 30 Year 2.4%
Thrifts & Mortgage Finance, United States
Microsoft Corp. 2.1%
Software, United States
Schwab U.S. TIPS ETF 2.0%
Capital Markets, United States
FHLMC Pool, 30 Year 2.0%
Diversified Financial Services, United States
Alphabet, Inc. 1.4%
Interactive Media & Services, United States
Apple, Inc. 1.3%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 1.2%
Internet & Direct Marketing Retail, United States

Class 1 Fund Expenses
Franklin Allocation VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,071.70 $2.85 $1,022.04 $2.78 0.55%

Semiannual Report
Please keep this supplement with your prospectus for future reference.
FFA P1 P2 P4 04/21
SUPPLEMENT DATED APRIL 16, 2021
TO THE PROSPECTUSES DATED MAY 1, 2020
OF
FRANKLIN ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Prospectus is amended as follows:
I. All references to May Tong, CFA have been removed from the “Fund Summaries - Portfolio Managers” and the Fund
Details – Portfolio Managers” sections of the prospectus.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.49 $6.86 $6.37 $7.44 $7.13 $6.80
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.10 0.11
c
0.23
c
0.21
c
0.21
c
Net realized and unrealized gains (losses) 0.35 0.45 1.11 (0.89) 0.63 0.64
Total from investment operations ........ 0.39 0.55 1.22 (0.66) 0.84 0.85
Less distributions from:
Net investment income .............. (0.11) (0.12) (0.27) (0.24) (0.22) (0.29)
Net realized gains ................. — (1.80) (0.46) (0.17) (0.31) (0.23)
Total distributions ................... (0.11) (1.92) (0.73) (0.41) (0.53) (0.52)
Net asset value, end of period .......... $5.77 $5.49 $6.86 $6.37 $7.44 $7.13
Total return
d
....................... 7.17% 12.19% 20.04% (9.34)% 12.17% 13.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.60% 0.44% 0.12% 0.12% 0.11%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
f
0.55%
f
0.39% 0.10% 0.10% 0.10%
Net investment income ............... 1.25% 1.79% 1.55% 3.13% 2.75% 3.09%
Supplemental data
Net assets, end of period (000’s) ........ $809 $811 $842 $984 $1,047 $1,025
Portfolio turnover rate ................ 29.42% 99.02% 170.79% 2.23% 1.28% 0.10%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 29.42% 91.62%
g
158.11%
g
2.23% 1.28% 0.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.43 $6.81 $6.32 $7.39 $7.08 $6.75
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.09 0.09
c
0.21
c
0.18
c
0.19
c
Net realized and unrealized gains (losses) 0.36 0.43 1.11 (0.89) 0.64 0.64
Total from investment operations ........ 0.39 0.52 1.20 (0.68) 0.82 0.83
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.25) (0.22) (0.20) (0.27)
Net realized gains ................. — (1.80) (0.46) (0.17) (0.31) (0.23)
Total distributions ................... (0.10) (1.90) (0.71) (0.39) (0.51) (0.50)
Net asset value, end of period .......... $5.72 $5.43 $6.81 $6.32 $7.39 $7.08
Total return
d
....................... 7.19% 11.74% 19.86% (9.65)% 11.98% 13.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.85% 0.69% 0.37% 0.37% 0.36%
Expenses net of waiver and payments by
affiliates .......................... 0.80%
f
0.80%
f
0.64% 0.35% 0.35% 0.35%
Net investment income ............... 1.00% 1.54% 1.30% 2.88% 2.50% 2.84%
Supplemental data
Net assets, end of period (000’s) ........ $309,707 $398,620 $403,040 $390,300 $480,402 $474,669
Portfolio turnover rate ................ 29.42% 99.02% 170.79% 2.23% 1.28% 0.10%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 29.42% 91.62%
g
158.11%
g
2.23% 1.28% 0.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.62 $6.97 $6.46 $7.53 $7.21 $6.87
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.08 0.08
c
0.20
c
0.18
c
0.19
c
Net realized and unrealized gains (losses) 0.36 0.46 1.13 (0.89) 0.64 0.64
Total from investment operations ........ 0.39 0.54 1.21 (0.69) 0.82 0.83
Less distributions from:
Net investment income .............. (0.09) (0.09) (0.24) (0.21) (0.19) (0.26)
Net realized gains ................. — (1.80) (0.46) (0.17) (0.31) (0.23)
Total distributions ................... (0.09) (1.89) (0.70) (0.38) (0.50) (0.49)
Net asset value, end of period .......... $5.92 $5.62 $6.97 $6.46 $7.53 $7.21
Total return
d
....................... 7.02% 11.75% 19.56% (9.58)% 11.78% 12.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.95% 0.79% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
f
0.90%
f
0.74% 0.45% 0.45% 0.45%
Net investment income ............... 0.90% 1.44% 1.20% 2.78% 2.40% 2.74%
Supplemental data
Net assets, end of period (000’s) ........ $419,504 $409,388 $406,693 $393,385 $528,862 $530,403
Portfolio turnover rate ................ 29.42% 99.02% 170.79% 2.23% 1.28% 0.10%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 29.42% 91.62%
g
158.11%
g
2.23% 1.28% 0.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Allocation VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.7%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 84,963 $ 613,989
BWX Technologies, Inc. ................................ United States 5,858 340,467
Dassault Aviation SA ................................... France 361 425,288
General Dynamics Corp. ................................ United States 3,963 746,074
Huntington Ingalls Industries, Inc. ......................... United States 1,689 355,957
Lockheed Martin Corp. ................................. United States 3,577 1,353,358
a
Mercury Systems, Inc. .................................. United States 3,300 218,724
MTU Aero Engines AG ................................. Germany 5,700 1,413,402
Northrop Grumman Corp. ............................... United States 5,729 2,082,091
Raytheon Technologies Corp. ............................ United States 26,111 2,227,529
a
Rolls-Royce Holdings plc ............................... United Kingdom 243,136 332,881
a
TransDigm Group, Inc. ................................. United States 135 87,384
10,197,144
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. ............................ United States 1,007 94,326
Deutsche Post AG ..................................... Germany 12,328 839,666
DSV PANALPINA A/S .................................. Denmark 5,700 1,330,734
Expeditors International of Washington, Inc. ................. United States 1,289 163,187
United Parcel Service, Inc., B ............................ United States 11,144 2,317,618
4,745,531
Airlines 0.1%
a
International Consolidated Airlines Group SA ................. United Kingdom 148,274 358,044
a
Southwest Airlines Co. ................................. United States 1,457 77,352
435,396
Auto Components 0.2%
Aisin Corp. .......................................... Japan 1,800 77,186
a
Aptiv plc ............................................ United States 2,500 393,325
Continental AG ....................................... Germany 3,659 538,362
Gentex Corp. ........................................ United States 1,869 61,845
Toyota Industries Corp. ................................. Japan 3,975 343,770
Valeo SA ............................................ France 13,525 407,996
1,822,484
Automobiles 0.6%
Bayerische Motoren Werke AG ........................... Germany 7,792 826,143
Daimler AG .......................................... Germany 7,310 653,267
Honda Motor Co. Ltd. .................................. Japan 27,000 868,486
Isuzu Motors Ltd. ..................................... Japan 57,700 765,728
Stellantis NV ......................................... United States 31,674 623,187
a
Tesla, Inc. ........................................... United States 146 99,236
Toyota Motor Corp. .................................... Japan 8,300 725,602
4,561,649
Banks 2.1%
Associated Banc-Corp. ................................. United States 245 5,018
a
Bank Leumi Le-Israel BM ............................... Israel 13,913 105,739
Bank of America Corp. ................................. United States 3,425 141,213
Barclays plc ......................................... United Kingdom 147,333 349,658
BNP Paribas SA ...................................... France 16,027 1,005,934
CaixaBank SA ........................................ Spain 81,512 250,973
Citigroup, Inc. ........................................ United States 1,110 78,532
Citizens Financial Group, Inc. ............................ United States 15,151 694,976
Commonwealth Bank of Australia ......................... Australia 8,163 611,145
DBS Group Holdings Ltd. ............................... Singapore 35,600 791,975

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Fifth Third Bancorp .................................... United States 2,141 $ 81,850
a
FinecoBank Banca Fineco SpA ........................... Italy 72,897 1,272,256
ING Groep NV ....................................... Netherlands 108,740 1,443,575
JPMorgan Chase & Co. ................................. United States 8,192 1,274,184
Kasikornbank PCL .................................... Thailand 104,292 385,052
KB Financial Group, Inc. ................................ South Korea 18,904 935,088
KeyCorp ............................................ United States 25,252 521,454
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 39,100 210,622
People's United Financial, Inc. ............................ United States 750 12,855
PNC Financial Services Group, Inc. (The) ................... United States 8,787 1,676,208
Shinhan Financial Group Co. Ltd. ......................... South Korea 20,957 754,127
Standard Chartered plc ................................. United Kingdom 139,495 890,294
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 23,000 792,927
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 97,200 669,708
Truist Financial Corp. .................................. United States 1,459 80,974
US Bancorp ......................................... United States 1,462 83,290
Wells Fargo & Co. ..................................... United States 6,173 279,575
15,399,202
Beverages 0.9%
Anheuser-Busch InBev SA/NV ........................... Belgium 4,895 352,905
a
Boston Beer Co., Inc. (The), A ............................ United States 26 26,541
Brown-Forman Corp., A ................................. United States 341 24,040
Brown-Forman Corp., B ................................ United States 7,385 553,432
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 16,400 51,639
Coca-Cola Co. (The) ................................... United States 7,663 414,645
Constellation Brands, Inc., A ............................. United States 2,304 538,883
Kirin Holdings Co. Ltd. ................................. Japan 14,343 279,941
a
Monster Beverage Corp. ................................ United States 23,070 2,107,444
PepsiCo, Inc. ........................................ United States 11,543 1,710,326
Pernod Ricard SA ..................................... France 2,100 466,790
6,526,586
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 17,056 1,921,188
a
Alexion Pharmaceuticals, Inc. ............................ United States 2,512 461,480
Amgen, Inc. ......................................... United States 5,948 1,449,825
a
Biogen, Inc. ......................................... United States 1,189 411,715
CSL Ltd. ............................................ Australia 7,544 1,613,101
a
Deciphera Pharmaceuticals, Inc. .......................... United States 2,400 87,864
a
Exelixis , Inc. ......................................... United States 1,828 33,306
a
Galapagos NV ....................................... Belgium 2,593 179,297
a
Genmab A/S ......................................... Denmark 2,600 1,065,442
Gilead Sciences, Inc. .................................. United States 7,101 488,975
a
Horizon Therapeutics plc ................................ United States 595 55,716
a
Iovance Biotherapeutics , Inc. ............................. United States 1,600 41,632
a
Mirati Therapeutics, Inc. ................................ United States 1,100 177,683
a
Neurocrine Biosciences, Inc. ............................. United States 1,509 146,856
a
PTC Therapeutics, Inc. ................................. United States 1,500 63,405
a
Regeneron Pharmaceuticals, Inc. ......................... United States 975 544,576
a
Vertex Pharmaceuticals, Inc. ............................. United States 2,913 587,348
9,329,409
Building Products 0.7%
A O Smith Corp. ...................................... United States 2,728 196,580
AGC, Inc. ........................................... Japan 9,500 397,995
Allegion plc .......................................... United States 3,111 433,362
Cie de Saint-Gobain ................................... France 7,935 523,721

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Fortune Brands Home & Security, Inc. ...................... United States 869 $ 86,561
Geberit AG .......................................... Switzerland 1,101 827,040
Johnson Controls International plc ......................... United States 16,236 1,114,277
Lennox International, Inc. ............................... United States 172 60,337
Masco Corp. ......................................... United States 1,493 87,953
Trane Technologies plc ................................. United States 4,853 893,631
a
Trex Co., Inc. ........................................ United States 346 35,365
Xinyi Glass Holdings Ltd. ............................... Hong Kong 50,000 203,721
4,860,543
Capital Markets 2.2%
3i Group plc ......................................... United Kingdom 29,983 486,625
a
Allfunds Group plc ..................................... United Kingdom 12,147 211,430
Bank of New York Mellon Corp. (The) ...................... United States 3,232 165,575
BlackRock, Inc. ....................................... United States 1,169 1,022,840
Charles Schwab Corp. (The) ............................. United States 12,731 926,944
a
Coinbase Global, Inc., A ................................ United States 200 50,660
Deutsche Boerse AG ................................... Germany 5,400 942,629
Evercore , Inc., A ...................................... United States 110 15,485
FactSet Research Systems, Inc. .......................... United States 286 95,984
Goldman Sachs Group, Inc. (The) ......................... United States 5,483 2,080,963
Hargreaves Lansdown plc ............................... United Kingdom 8,348 183,706
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 4,200 250,023
Intercontinental Exchange, Inc. ........................... United States 5,655 671,248
Intermediate Capital Group plc ........................... United Kingdom 44,000 1,294,273
Invesco Ltd. ......................................... United States 15,244 407,472
Jefferies Financial Group, Inc. ............................ United States 658 22,504
Julius Baer Group Ltd. ................................. Switzerland 860 56,169
Lazard Ltd., A ........................................ United States 764 34,571
MarketAxess Holdings, Inc. .............................. United States 945 438,093
Moody's Corp. ........................................ United States 1,137 412,015
Morgan Stanley ....................................... United States 1,029 94,349
Morningstar, Inc. ...................................... United States 130 33,424
Nasdaq, Inc. ......................................... United States 3,600 632,880
Partners Group Holding AG .............................. Switzerland 751 1,138,476
S&P Global, Inc. ...................................... United States 3,904 1,602,397
SEI Investments Co. ................................... United States 731 45,300
Singapore Exchange Ltd. ............................... Singapore 24,400 203,217
T Rowe Price Group, Inc. ............................... United States 7,306 1,446,369
Tradeweb Markets, Inc., A ............................... United States 4,000 338,240
UBS Group AG ....................................... Switzerland 52,795 808,673
16,112,534
Chemicals 2.4%
Air Products and Chemicals, Inc. .......................... United States 8,768 2,522,378
Albemarle Corp. ...................................... United States 7,750 1,305,565
BASF SE ........................................... Germany 1,743 137,604
Celanese Corp. ....................................... United States 1,101 166,912
b
Covestro AG, 144A, Reg S .............................. Germany 10,762 695,913
a
Danimer Scientific, Inc. ................................. United States 800 20,040
Dow, Inc. ........................................... United States 10,680 675,830
Eastman Chemical Co. ................................. United States 780 91,065
Ecolab, Inc. .......................................... United States 6,934 1,428,196
EMS- Chemie Holding AG ............................... Switzerland 261 256,539
Huntsman Corp. ...................................... United States 586 15,541
Koninklijke DSM NV ................................... Netherlands 7,000 1,308,642
Linde plc ............................................ United Kingdom 9,285 2,684,293
LyondellBasell Industries NV, A ........................... United States 11,322 1,164,694

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Mitsubishi Chemical Holdings Corp. ....................... Japan 18,900 $ 159,039
Mitsubishi Gas Chemical Co., Inc. ......................... Japan 7,400 156,819
Mitsui Chemicals, Inc. .................................. Japan 8,800 304,224
NewMarket Corp. ..................................... United States 49 15,777
Nitto Denko Corp. ..................................... Japan 6,700 498,997
Sherwin-Williams Co. (The) .............................. United States 2,424 660,419
Sumitomo Chemical Co. Ltd. ............................. Japan 31,700 168,496
Symrise AG ......................................... Germany 8,400 1,170,696
Tosoh Corp. ......................................... Japan 24,925 429,816
Umicore SA ......................................... Belgium 22,000 1,346,032
Valvoline, Inc. ........................................ United States 886 28,760
17,412,287
Commercial Services & Supplies 0.3%
Cintas Corp. ......................................... United States 3,285 1,254,870
a
Copart , Inc. .......................................... United States 1,406 185,353
Downer EDI Ltd. ...................................... Australia 56,234 235,533
Republic Services, Inc. ................................. United States 3,514 386,575
Rollins, Inc. .......................................... United States 8,524 291,521
2,353,852
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 176 63,767
Cisco Systems, Inc. ................................... United States 11,375 602,875
a
F5 Networks, Inc. ..................................... United States 448 83,624
Motorola Solutions, Inc. ................................. United States 1,150 249,377
999,643
Construction & Engineering 0.1%
Sinopec Engineering Group Co. Ltd., H ..................... China 547,500 354,367
Taisei Corp. ......................................... Japan 17,000 557,997
912,364
Construction Materials 0.1%
James Hardie Industries plc, CDI ......................... United States 2,306 78,232
Martin Marietta Materials, Inc. ............................ United States 1,663 585,060
663,292
Consumer Finance 0.2%
Capital One Financial Corp. ............................. United States 5,057 782,267
Discover Financial Services ............................. United States 733 86,707
Santander Consumer USA Holdings, Inc. ................... United States 642 23,317
Synchrony Financial ................................... United States 6,859 332,799
1,225,090
Containers & Packaging 0.0%
†
Ardagh Group SA ..................................... United States 29 711
Avery Dennison Corp. .................................. United States 254 53,401
International Paper Co. ................................. United States 680 41,691
Packaging Corp. of America ............................. United States 578 78,273
Sonoco Products Co. .................................. United States 687 45,960
220,036
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 678 85,746
a
LKQ Corp. .......................................... United States 1,764 86,824

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Distributors (continued)
Pool Corp. .......................................... United States 289 $ 132,553
305,123
Diversified Consumer Services 0.2%
a
Grand Canyon Education, Inc. ............................ United States 125 11,246
H&R Block, Inc. ....................................... United States 22,721 533,489
a
TAL Education Group, ADR .............................. China 29,000 731,670
1,276,405
Diversified Financial Services 0.3%
a
Berkshire Hathaway, Inc., B .............................. United States 2,702 750,940
EXOR NV ........................................... Netherlands 3,505 281,312
Investor AB, B ........................................ Sweden 35,887 827,268
a
Kinnevik AB, B ....................................... Sweden 8,221 329,224
2,188,744
Diversified Telecommunication Services 0.5%
AT&T, Inc. ........................................... United States 13,913 400,416
a
BT Group plc ........................................ United Kingdom 67,054 180,210
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 18,000 1,148,160
Deutsche Telekom AG .................................. Germany 25,784 545,378
Lumen Technologies, Inc. ............................... United States 1,936 26,310
Nippon Telegraph & Telephone Corp. ...................... Japan 39,200 1,024,984
Verizon Communications, Inc. ............................ United States 6,527 365,708
3,691,166
Electric Utilities 0.4%
Alliant Energy Corp. ................................... United States 1,598 89,105
American Electric Power Co., Inc. ......................... United States 2,855 241,505
Evergy , Inc. .......................................... United States 1,217 73,543
Eversource Energy .................................... United States 1,995 160,079
Exelon Corp. ......................................... United States 2,907 128,809
Hawaiian Electric Industries, Inc. .......................... United States 755 31,921
NextEra Energy, Inc. ................................... United States 15,342 1,124,262
PPL Corp. ........................................... United States 7,100 198,587
Southern Co. (The) .................................... United States 6,910 418,124
Xcel Energy, Inc. ...................................... United States 3,257 214,571
2,680,506
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 2,718 362,853
a
Array Technologies, Inc. ................................ United States 15,100 235,560
Eaton Corp. plc ....................................... United States 1,265 187,448
Emerson Electric Co. .................................. United States 6,857 659,918
a
Generac Holdings, Inc. ................................. United States 452 187,648
GrafTech International Ltd. .............................. United States 313 3,637
Hubbell, Inc. ......................................... United States 84 15,695
Mitsubishi Electric Corp. ................................ Japan 45,700 663,497
nVent Electric plc ..................................... United States 10,500 328,020
Rockwell Automation, Inc. ............................... United States 859 245,691
2,889,967
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., A .................................... United States 12,066 825,435
Cognex Corp. ........................................ United States 1,487 124,982
Keyence Corp. ....................................... Japan 400 201,468
a
Keysight Technologies, Inc. .............................. United States 2,862 441,921

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. ................................... United States 7,749 $ 1,047,742
Vontier Corp. ......................................... United States 1,875 61,088
2,702,636
Energy Equipment & Services 0.1%
Halliburton Co. ....................................... United States 3,643 84,226
SBM Offshore NV ..................................... Netherlands 45,729 695,773
a
Tecnicas Reunidas SA ................................. Spain 14,784 187,472
967,471
Entertainment 0.6%
Activision Blizzard, Inc. ................................. United States 3,991 380,901
a
CTS Eventim AG & Co. KGaA ............................ Germany 18,000 1,124,493
Electronic Arts, Inc. .................................... United States 3,060 440,120
a
Netflix, Inc. .......................................... United States 602 317,982
Nintendo Co. Ltd. ..................................... Japan 1,000 578,725
a
Walt Disney Co. (The) .................................. United States 9,161 1,610,229
4,452,450
Equity Real Estate Investment Trusts (REITs) 0.8%
CoreSite Realty Corp. .................................. United States 107 14,402
Crown Castle International Corp. .......................... United States 4,785 933,554
a
EPR Properties ....................................... United States 565 29,764
Extra Space Storage, Inc. ............................... United States 789 129,254
Gaming and Leisure Properties, Inc. ....................... United States 18 834
Goodman Group ...................................... Australia 39,407 623,518
a
Host Hotels & Resorts, Inc. .............................. United States 5,012 85,655
Kimco Realty Corp. .................................... United States 6,723 140,175
National Retail Properties, Inc. ........................... United States 1,212 56,819
Nomura Real Estate Master Fund, Inc. ..................... Japan 49 78,428
Omega Healthcare Investors, Inc. ......................... United States 364 13,210
Public Storage ....................................... United States 6,190 1,861,271
Realty Income Corp. ................................... United States 2,245 149,831
Simon Property Group, Inc. .............................. United States 2,067 269,702
Spirit Realty Capital, Inc. ................................ United States 761 36,406
STORE Capital Corp. .................................. United States 1,406 48,521
VICI Properties, Inc. ................................... United States 914 28,352
Weyerhaeuser Co. .................................... United States 28,617 984,997
WP Carey, Inc. ....................................... United States 1,022 76,262
5,560,955
Food & Staples Retailing 0.7%
Casey's General Stores, Inc. ............................. United States 248 48,271
Costco Wholesale Corp. ................................ United States 1,045 413,475
Koninklijke Ahold Delhaize NV ............................ Netherlands 7,317 217,916
Kroger Co. (The) ...................................... United States 32,264 1,236,034
Lawson, Inc. ......................................... Japan 2,300 106,538
a
Sprouts Farmers Market, Inc. ............................ United States 726 18,041
Sundrug Co. Ltd. ...................................... Japan 16,943 538,592
Sysco Corp. ......................................... United States 1,099 85,447
Walgreens Boots Alliance, Inc. ........................... United States 5,034 264,839
Walmart, Inc. ........................................ United States 13,667 1,927,320
4,856,473
Food Products 0.4%
Campbell Soup Co. .................................... United States 539 24,573
Flowers Foods, Inc. .................................... United States 1,300 31,460

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
General Mills, Inc. ..................................... United States 4,456 $ 271,504
Hershey Co. (The) .................................... United States 1,229 214,067
Hormel Foods Corp. ................................... United States 2,078 99,224
Ingredion, Inc. ........................................ United States 452 40,906
J M Smucker Co. (The) ................................. United States 659 85,387
Kellogg Co. .......................................... United States 1,342 86,331
Lamb Weston Holdings, Inc. ............................. United States 3,086 248,917
McCormick & Co., Inc. ................................. United States 8,000 706,560
Nestle SA ........................................... Switzerland 6,195 772,189
Tyson Foods, Inc., A ................................... United States 1,995 147,151
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 62,000 55,651
2,783,920
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 777 74,677
Osaka Gas Co. Ltd. ................................... Japan 18,300 341,489
Tokyo Gas Co. Ltd. .................................... Japan 17,500 330,109
746,275
Health Care Equipment & Supplies 3.1%
Abbott Laboratories .................................... United States 15,260 1,769,092
a
ABIOMED, Inc. ....................................... United States 122 38,078
Alcon, Inc. ........................................... Switzerland 16,000 1,122,201
a
Align Technology, Inc. .................................. United States 262 160,082
Becton Dickinson and Co. ............................... United States 5,200 1,264,588
Cochlear Ltd. ........................................ Australia 7,200 1,358,131
Coloplast A/S, B ...................................... Denmark 2,513 412,635
Danaher Corp. ....................................... United States 7,054 1,893,012
a
DexCom , Inc. ........................................ United States 239 102,053
DiaSorin SpA ........................................ Italy 755 142,870
a
Edwards Lifesciences Corp. ............................. United States 5,021 520,025
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 8,367 181,980
GN Store Nord A/S .................................... Denmark 12,000 1,049,508
a
Haemonetics Corp. .................................... United States 4,024 268,159
Hoya Corp. .......................................... Japan 5,600 740,781
a
IDEXX Laboratories, Inc. ................................ United States 3,383 2,136,534
a
Intuitive Surgical, Inc. .................................. United States 1,922 1,767,548
Koninklijke Philips NV .................................. Netherlands 3,193 158,495
Medtronic plc ........................................ United States 11,800 1,464,734
Olympus Corp. ....................................... Japan 6,800 135,271
a
Quidel Corp. ......................................... United States 50 6,406
ResMed , Inc. ........................................ United States 1,030 253,916
b
Siemens Healthineers AG, 144A, Reg S .................... Germany 2,586 158,569
Sonova Holding AG .................................... Switzerland 1,474 555,189
STERIS plc .......................................... United States 464 95,723
Stryker Corp. ........................................ United States 9,392 2,439,384
Teleflex, Inc. ......................................... United States 2,284 917,688
West Pharmaceutical Services, Inc. ........................ United States 4,779 1,716,139
22,828,791
Health Care Providers & Services 0.8%
Chemed Corp. ....................................... United States 94 44,603
CVS Health Corp. ..................................... United States 2,800 233,632
Fresenius Medical Care AG & Co. KGaA .................... Germany 9,601 797,874
Fresenius SE & Co. KGaA ............................... Germany 1,980 103,345
a
Guardant Health, Inc. .................................. United States 700 86,933
HCA Healthcare, Inc. ................................... United States 3,884 802,978
Humana, Inc. ........................................ United States 358 158,494

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Laboratory Corp. of America Holdings ...................... United States 2,900 $ 799,965
Premier, Inc., A ....................................... United States 339 11,794
Quest Diagnostics, Inc. ................................. United States 906 119,565
Sinopharm Group Co. Ltd., H ............................ China 87,600 259,884
UnitedHealth Group, Inc. ................................ United States 5,729 2,294,121
5,713,188
Health Care Technology 0.2%
a
American Well Corp., A ................................. United States 1,600 20,128
Cerner Corp. ......................................... United States 11,676 912,596
a
Certara , Inc. ......................................... United States 1,000 28,330
a
Veeva Systems, Inc., A ................................. United States 1,580 491,301
1,452,355
Hotels, Restaurants & Leisure 0.5%
a
Airbnb, Inc., A ........................................ United States 1,100 168,454
a
Booking Holdings, Inc. ................................. United States 177 387,292
a
Chipotle Mexican Grill, Inc. .............................. United States 66 102,322
Domino's Pizza, Inc. ................................... United States 671 313,015
a
Las Vegas Sands Corp. ................................. United States 9,944 523,949
McDonald's Corp. ..................................... United States 6,336 1,463,553
Starbucks Corp. ...................................... United States 785 87,771
a
Wynn Resorts Ltd. .................................... United States 659 80,596
Yum! Brands, Inc. ..................................... United States 3,386 389,491
3,516,443
Household Durables 0.4%
Barratt Developments plc ............................... United Kingdom 29,020 279,445
DR Horton, Inc. ....................................... United States 2,289 206,857
Garmin Ltd. .......................................... United States 1,048 151,583
Iida Group Holdings Co. Ltd. ............................. Japan 7,300 187,788
Lennar Corp., A ....................................... United States 1,973 196,018
a
NVR, Inc. ........................................... United States 25 124,332
Persimmon plc ....................................... United Kingdom 1,765 72,306
PulteGroup, Inc. ...................................... United States 2,874 156,834
Sekisui House Ltd. .................................... Japan 19,400 398,410
Sony Group Corp. ..................................... Japan 9,322 904,010
Taylor Wimpey plc ..................................... United Kingdom 48,185 106,050
2,783,633
Household Products 0.5%
Church & Dwight Co., Inc. ............................... United States 1,747 148,879
Clorox Co. (The) ...................................... United States 1,004 180,630
Colgate-Palmolive Co. ................................. United States 23,216 1,888,622
Procter & Gamble Co. (The) ............................. United States 9,140 1,233,260
3,451,391
Industrial Conglomerates 1.3%
3M Co. ............................................. United States 4,896 972,493
Carlisle Cos., Inc. ..................................... United States 2,400 459,312
CK Hutchison Holdings Ltd. .............................. United Kingdom 180,500 1,405,149
Hitachi Ltd. .......................................... Japan 32,446 1,859,556
Honeywell International, Inc. ............................. United States 8,421 1,847,146
Roper Technologies, Inc. ................................ United States 5,600 2,633,120
Siemens AG ......................................... Germany 2,329 369,827
9,546,603

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.4%
Admiral Group plc ..................................... United Kingdom 5,305 $ 230,849
AIA Group Ltd. ....................................... Hong Kong 67,846 841,664
American National Group, Inc. ............................ United States 56 8,319
CNP Assurances ...................................... France 8,227 140,228
Erie Indemnity Co., A ................................... United States 1,967 380,319
Lincoln National Corp. .................................. United States 1,251 78,613
MetLife, Inc. ......................................... United States 2,408 144,119
NN Group NV ........................................ Netherlands 4,987 235,602
Progressive Corp. (The) ................................ United States 1,637 160,770
Prudential plc ........................................ United Kingdom 26,103 496,666
Unum Group ......................................... United States 2,811 79,832
2,796,981
Interactive Media & Services 2.3%
a
Alphabet, Inc., A ...................................... United States 2,503 6,111,801
a
Alphabet, Inc., C ...................................... United States 1,573 3,942,441
a,b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 25,763 225,649
a
Baidu, Inc., ADR ...................................... China 1,985 404,742
a
Facebook, Inc., A ..................................... United States 13,530 4,704,516
a
IAC/InterActiveCorp ................................... United States 1,107 170,666
Kakaku.com, Inc. ..................................... Japan 2,000 60,174
a
Match Group, Inc. ..................................... United States 3,121 503,261
REA Group Ltd. ....................................... Australia 2,468 312,656
a
Vimeo, Inc. .......................................... United States 1,821 89,229
16,525,135
Internet & Direct Marketing Retail 1.9%
a
Alibaba Group Holding Ltd. .............................. China 46,993 1,332,424
a
Alibaba Group Holding Ltd., ADR ......................... China 2,245 509,121
a
Amazon.com, Inc. ..................................... United States 2,388 8,215,102
a
boohoo Group plc ..................................... United Kingdom 280,000 1,202,260
eBay, Inc. ........................................... United States 1,140 80,040
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... Germany 8,182 756,765
a
MercadoLibre , Inc. .................................... Argentina 780 1,215,076
Qurate Retail, Inc., A ................................... United States 659 8,626
a,b
Zalando SE, 144A, Reg S ............................... Germany 1,225 148,164
ZOZO, Inc. .......................................... Japan 3,300 111,899
13,579,477
IT Services 3.1%
Accenture plc, A ...................................... United States 16,509 4,866,688
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 837 2,052,774
a
Akamai Technologies, Inc. ............................... United States 451 52,587
a
Amadeus IT Group SA ................................. Spain 19,009 1,340,184
Amdocs Ltd. ......................................... United States 970 75,039
Automatic Data Processing, Inc. .......................... United States 3,838 762,304
Broadridge Financial Solutions, Inc. ........................ United States 865 139,723
Cognizant Technology Solutions Corp., A .................... United States 4,226 292,693
a
DXC Technology Co. ................................... United States 19,831 772,219
Fidelity National Information Services, Inc. ................... United States 594 84,152
Fujitsu Ltd. .......................................... Japan 4,400 823,309
International Business Machines Corp. ..................... United States 3,317 486,239
Jack Henry & Associates, Inc. ............................ United States 570 93,201
a
Keywords Studios plc .................................. Ireland 33,000 1,136,740
a
Marqeta , Inc., A ....................................... United States 3,700 103,859
Mastercard , Inc., A .................................... United States 7,095 2,590,313
a
Okta , Inc. ........................................... United States 1,000 244,680
Paychex, Inc. ........................................ United States 2,555 274,151

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Paymentus Holdings, Inc., A ............................. United States 1,600 $ 56,800
a
PayPal Holdings, Inc. .................................. United States 3,200 932,736
a
Shopify, Inc., A ....................................... Canada 760 1,110,345
a
Snowflake, Inc., A ..................................... United States 1,400 338,520
a
Twilio , Inc., A ......................................... United States 1,862 733,926
Visa, Inc., A .......................................... United States 13,705 3,204,503
Western Union Co. (The) ................................ United States 736 16,906
22,584,591
Life Sciences Tools & Services 1.2%
a
10X Genomics, Inc., A .................................. United States 1,300 254,566
Agilent Technologies, Inc. ............................... United States 5,882 869,418
a
Bio-Rad Laboratories, Inc., A ............................. United States 190 122,415
a
Charles River Laboratories International, Inc. ................. United States 269 99,508
a
Illumina, Inc. ......................................... United States 2,546 1,204,793
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 1,646 68,688
a
Mettler -Toledo International, Inc. .......................... United States 2,534 3,510,452
a
Olink Holding AB, ADR ................................. Sweden 200 6,884
Sartorius Stedim Biotech ................................ France 881 417,004
a
Seer, Inc. ........................................... United States 100 3,278
Thermo Fisher Scientific, Inc. ............................ United States 2,196 1,107,816
a
Waters Corp. ........................................ United States 1,976 682,925
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 39,000 714,097
9,061,844
Machinery 1.4%
Allison Transmission Holdings, Inc. ........................ United States 596 23,685
Atlas Copco AB, A ..................................... Sweden 11,426 701,701
Atlas Copco AB, B ..................................... Sweden 5,088 267,986
Caterpillar, Inc. ....................................... United States 2,711 589,995
CNH Industrial NV ..................................... United Kingdom 10,669 176,989
Cummins, Inc. ........................................ United States 1,093 266,484
Deere & Co. ......................................... United States 3,207 1,131,141
Donaldson Co., Inc. ................................... United States 5,700 362,121
Dover Corp. ......................................... United States 6,387 961,882
Epiroc AB, A ......................................... Sweden 20,522 467,189
Epiroc AB, B ......................................... Sweden 8,308 163,119
Fortive Corp. ......................................... United States 4,517 315,016
Graco , Inc. .......................................... United States 1,122 84,935
Illinois Tool Works, Inc. ................................. United States 5,742 1,283,682
a
Ingersoll Rand, Inc. .................................... United States 3,926 191,628
Komatsu Ltd. ........................................ Japan 19,826 491,205
Kurita Water Industries Ltd. .............................. Japan 1,400 67,302
Lincoln Electric Holdings, Inc. ............................ United States 160 21,074
Makita Corp. ......................................... Japan 2,800 131,856
Otis Worldwide Corp. .................................. United States 3,146 257,248
PACCAR, Inc. ........................................ United States 1,581 141,104
Pentair plc .......................................... United States 9,200 620,908
Snap-on, Inc. ........................................ United States 1,133 253,146
Stanley Black & Decker, Inc. ............................. United States 3,668 751,903
Techtronic Industries Co. Ltd. ............................ Hong Kong 20,500 357,251
Toro Co. (The) ....................................... United States 815 89,552
Xylem, Inc. .......................................... United States 2,100 251,916
10,422,018
Marine 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 139 386,683

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.7%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 220,000 $ 1,264,652
Cable One, Inc. ....................................... United States 361 690,524
Comcast Corp., A ..................................... United States 13,901 792,635
CyberAgent , Inc. ...................................... Japan 59,000 1,263,721
Fox Corp., A ......................................... United States 2,729 101,328
Fox Corp., B ......................................... United States 5,798 204,089
Hakuhodo DY Holdings, Inc. ............................. Japan 10,800 168,221
a
Informa plc .......................................... United Kingdom 50,910 353,838
Interpublic Group of Cos., Inc. (The) ....................... United States 5,193 168,721
Omnicom Group, Inc. .................................. United States 1,587 126,944
Publicis Groupe SA .................................... France 1,446 92,545
TBS Holdings, Inc. .................................... Japan 13,400 206,445
5,433,663
Metals & Mining 0.8%
Anglo American plc .................................... South Africa 3,532 140,563
ArcelorMittal SA ...................................... Luxembourg 24,054 740,614
BHP Group Ltd. ...................................... Australia 8,375 304,624
BHP Group plc ....................................... Australia 4,268 126,303
Evraz plc ........................................... Russia 23,591 193,560
Fortescue Metals Group Ltd. ............................. Australia 11,370 198,582
Newmont Corp. ....................................... United States 2,249 142,542
Norsk Hydro ASA ..................................... Norway 8,286 52,905
Nucor Corp. ......................................... United States 12,158 1,166,317
Reliance Steel & Aluminum Co. ........................... United States 261 39,385
Rio Tinto Ltd. ........................................ Australia 3,758 356,208
Rio Tinto plc ......................................... Australia 7,305 603,346
Southern Copper Corp. ................................. Peru 123 7,911
Steel Dynamics, Inc. ................................... United States 1,193 71,103
Sumitomo Metal Mining Co. Ltd. .......................... Japan 21,890 851,396
voestalpine AG ....................................... Austria 2,749 112,139
Wheaton Precious Metals Corp. .......................... Brazil 18,417 811,700
5,919,198
Multiline Retail 0.6%
Dollar General Corp. ................................... United States 1,663 359,856
a
Next plc ............................................ United Kingdom 3,959 430,904
Seria Co. Ltd. ........................................ Japan 11,368 419,243
Target Corp. ......................................... United States 11,982 2,896,529
4,106,532
Multi-Utilities 0.3%
Ameren Corp. ........................................ United States 1,333 106,693
CMS Energy Corp. .................................... United States 1,421 83,953
Consolidated Edison, Inc. ............................... United States 2,170 155,632
Dominion Energy, Inc. .................................. United States 3,792 278,978
DTE Energy Co. ...................................... United States 3,151 408,370
E.ON SE ............................................ Germany 87,614 1,013,751
NiSource, Inc. ........................................ United States 3,472 85,064
Public Service Enterprise Group, Inc. ...................... United States 4,973 297,087
Sempra Energy ....................................... United States 653 86,509
WEC Energy Group, Inc. ................................ United States 889 79,077
2,595,114
Oil, Gas & Consumable Fuels 1.2%
BP plc .............................................. United Kingdom 352,504 1,545,981
Cabot Oil & Gas Corp. ................................. United States 7,293 127,336
Cenovus Energy, Inc. .................................. Canada 39,020 373,283

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ....................................... United States 4,700 $ 492,278
EOG Resources, Inc. .................................. United States 24,617 2,054,042
Equinor ASA ......................................... Norway 38,987 825,359
Exxon Mobil Corp. ..................................... United States 19,271 1,215,615
Galp Energia SGPS SA, B .............................. Portugal 19,129 208,001
Inpex Corp. .......................................... Japan 25,200 188,624
Lundin Energy AB ..................................... Sweden 8,575 304,026
Royal Dutch Shell plc, B ................................ Netherlands 45,105 875,677
a
Thungela Resources Ltd. ............................... South Africa 353 972
TotalEnergies SE ..................................... France 13,382 606,280
8,817,474
Paper & Forest Products 0.0%
†
Oji Holdings Corp. ..................................... Japan 40,500 232,764
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,381 757,349
L'Oreal SA .......................................... France 3,286 1,467,631
Nu Skin Enterprises, Inc., A .............................. United States 333 18,864
Unilever plc .......................................... United Kingdom 11,471 670,340
2,914,184
Pharmaceuticals 2.6%
Astellas Pharma, Inc. .................................. Japan 8,600 149,883
AstraZeneca plc ...................................... United Kingdom 4,913 590,311
AstraZeneca plc, ADR .................................. United Kingdom 8,514 509,989
Bayer AG ........................................... Germany 19,522 1,186,945
Bristol-Myers Squibb Co. ................................ United States 7,967 532,355
a
Catalent , Inc. ........................................ United States 12,889 1,393,559
Eli Lilly & Co. ........................................ United States 8,835 2,027,809
Hikma Pharmaceuticals plc .............................. Jordan 34,000 1,150,708
Ipsen SA ............................................ France 1,809 188,255
Johnson & Johnson ................................... United States 23,549 3,879,462
Merck & Co., Inc. ..................................... United States 17,785 1,383,139
Novo Nordisk A/S, B ................................... Denmark 11,708 980,163
a
Organon & Co. ....................................... United States 1,805 54,619
Orion OYJ, B ........................................ Finland 5,131 220,623
Otsuka Holdings Co. Ltd. ............................... Japan 6,200 257,460
Pfizer, Inc. ........................................... United States 23,458 918,615
Roche Holding AG .................................... Switzerland 4,656 1,754,558
Sanofi .............................................. France 2,935 308,385
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 4,300 90,197
Takeda Pharmaceutical Co. Ltd., ADR ...................... Japan 64,604 1,087,285
Zoetis, Inc. .......................................... United States 1,376 256,431
18,920,751
Professional Services 1.0%
Adecco Group AG ..................................... Switzerland 7,499 510,245
Booz Allen Hamilton Holding Corp. ........................ United States 665 56,645
a
Clarivate plc ......................................... United Kingdom 43,000 1,183,790
a
CoStar Group, Inc. .................................... United States 6,000 496,920
Equifax, Inc. ......................................... United States 1,990 476,625
Experian plc ......................................... United Kingdom 30,000 1,158,359
a
FTI Consulting, Inc. .................................... United States 99 13,525
IHS Markit Ltd. ....................................... United States 3,909 440,388
ManpowerGroup , Inc. .................................. United States 3,611 429,384
Persol Holdings Co. Ltd. ................................ Japan 4,100 80,968
Randstad NV ........................................ Netherlands 5,578 427,647

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Robert Half International, Inc. ............................ United States 5,087 $ 452,590
Verisk Analytics, Inc. ................................... United States 6,296 1,100,037
Wolters Kluwer NV .................................... Netherlands 4,415 443,806
7,270,929
Real Estate Management & Development 0.4%
a
CBRE Group, Inc., A ................................... United States 2,096 179,690
China Overseas Land & Investment Ltd. .................... China 149,500 339,008
CK Asset Holdings Ltd. ................................. Hong Kong 121,830 838,552
Henderson Land Development Co. Ltd. ..................... Hong Kong 68,000 321,791
LEG Immobilien SE .................................... Germany 2,736 393,899
Mitsui Fudosan Co. Ltd. ................................ Japan 6,800 157,255
Sun Hung Kai Properties Ltd. ............................ Hong Kong 38,000 564,750
Swire Pacific Ltd., A ................................... Hong Kong 53,000 359,105
3,154,050
Road & Rail 0.7%
Canadian Pacific Railway Ltd. ............................ Canada 8,760 673,732
JB Hunt Transport Services, Inc. .......................... United States 3,011 490,642
Landstar System, Inc. .................................. United States 279 44,088
Nippon Express Co. Ltd. ................................ Japan 3,100 236,411
Norfolk Southern Corp. ................................. United States 2,900 769,689
Old Dominion Freight Line, Inc. ........................... United States 1,119 284,002
Schneider National, Inc., B .............................. United States 168 3,657
a
Uber Technologies, Inc. ................................. United States 4,138 207,397
Union Pacific Corp. .................................... United States 10,508 2,311,024
5,020,642
Semiconductors & Semiconductor Equipment 3.4%
a
Alphawave IP Group plc ................................ United Kingdom 10,511 52,347
Analog Devices, Inc. ................................... United States 10,900 1,876,544
Applied Materials, Inc. .................................. United States 8,402 1,196,445
ASML Holding NV ..................................... Netherlands 2,407 1,661,738
ASML Holding NV, NYRS ............................... Netherlands 1,822 1,258,711
Broadcom, Inc. ....................................... United States 187 89,169
a
Cirrus Logic, Inc. ...................................... United States 152 12,938
a
Enphase Energy, Inc. .................................. United States 637 116,972
Intel Corp. ........................................... United States 26,947 1,512,805
KLA Corp. ........................................... United States 1,187 384,837
Lam Research Corp. ................................... United States 945 614,912
Maxim Integrated Products, Inc. .......................... United States 3,386 356,749
a
Micron Technology, Inc. ................................. United States 18,028 1,532,020
Monolithic Power Systems, Inc. ........................... United States 2,129 795,075
NVIDIA Corp. ........................................ United States 3,177 2,541,918
NXP Semiconductors NV ............................... China 6,677 1,373,592
a
Qorvo , Inc. .......................................... United States 479 93,716
QUALCOMM, Inc. ..................................... United States 5,013 716,508
a
Renesas Electronics Corp. .............................. Japan 10,100 109,013
Skyworks Solutions, Inc. ................................ United States 4,894 938,425
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 49,586 1,065,957
Teradyne, Inc. ........................................ United States 952 127,530
Texas Instruments, Inc. ................................. United States 29,991 5,767,269
Tokyo Electron Ltd. .................................... Japan 1,500 648,635
Xilinx, Inc. ........................................... United States 1,830 264,691
25,108,516
Software 5.3%
a
Adobe, Inc. .......................................... United States 3,838 2,247,686

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
AppLovin Corp., A ..................................... United States 1,100 $ 82,687
a
Aspen Technology, Inc. ................................. United States 381 52,403
a
Atlassian Corp. plc, A .................................. United States 900 231,174
a
Autodesk, Inc. ........................................ United States 3,342 975,530
a
Avalara, Inc. ......................................... United States 2,880 465,984
AVEVA Group plc ..................................... United Kingdom 23,000 1,180,583
a
Bill.com Holdings, Inc. .................................. United States 4,500 824,310
a
Cadence Design Systems, Inc. ........................... United States 11,961 1,636,504
a
Check Point Software Technologies Ltd. .................... Israel 1,400 162,582
Citrix Systems, Inc. .................................... United States 624 73,177
a
CyberArk Software Ltd. ................................. United States 8,700 1,133,349
a
Duck Creek Technologies, Inc. ........................... United States 300 13,053
a
Fair Isaac Corp. ...................................... United States 76 38,204
a
Fortinet, Inc. ......................................... United States 384 91,465
Intuit, Inc. ........................................... United States 8,391 4,113,016
Microsoft Corp. ....................................... United States 55,313 14,984,292
Oracle Corp. ......................................... United States 24,822 1,932,145
a
Paycom Software, Inc. ................................. United States 800 290,776
a
Procore Technologies, Inc. .............................. United States 300 28,485
a
PTC, Inc. ........................................... United States 4,921 695,140
a
Qualtrics International, Inc., A ............................ United States 700 26,775
Sage Group plc (The) .................................. United Kingdom 105,000 994,657
a
salesforce.com, Inc. ................................... United States 2,353 574,767
SAP SE ............................................ Germany 3,633 510,333
a
ServiceNow , Inc. ...................................... United States 3,955 2,173,470
SimCorp A/S ......................................... Denmark 7,500 942,117
a
Synopsys, Inc. ....................................... United States 2,652 731,395
a
Tyler Technologies, Inc. ................................. United States 909 411,204
a
VMware, Inc., A ....................................... United States 206 32,954
a
Workday, Inc., A ...................................... United States 3,220 768,743
38,418,960
Specialty Retail 1.1%
a
AutoZone, Inc. ....................................... United States 211 314,858
Best Buy Co., Inc. ..................................... United States 5,315 611,119
Foot Locker, Inc. ...................................... United States 960 59,165
Home Depot, Inc. (The) ................................. United States 4,530 1,444,572
Kingfisher plc ........................................ United Kingdom 82,374 415,779
L Brands, Inc. ........................................ United States 8,194 590,460
Lowe's Cos., Inc. ...................................... United States 9,497 1,842,133
a
O'Reilly Automotive, Inc. ................................ United States 700 396,347
Ross Stores, Inc. ..................................... United States 10,825 1,342,300
TJX Cos., Inc. (The) ................................... United States 6,092 410,723
Tractor Supply Co. .................................... United States 1,445 268,857
Williams-Sonoma, Inc. ................................. United States 669 106,806
Yamada Holdings Co. Ltd. ............................... Japan 33,600 155,384
7,958,503
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc. .......................................... United States 70,671 9,679,100
Brother Industries Ltd. .................................. Japan 8,400 167,792
a
Dell Technologies, Inc., C ............................... United States 458 45,649
Hewlett Packard Enterprise Co. ........................... United States 48,721 710,352
HP, Inc. ............................................. United States 58,788 1,774,810
Logitech International SA ............................... Switzerland 2,789 338,703
NetApp, Inc. ......................................... United States 1,599 130,830
Samsung Electronics Co. Ltd. ............................ South Korea 22,131 1,579,008

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp. .................................. United States 478 $ 11,228
14,437,472
Textiles, Apparel & Luxury Goods 0.5%
a
Burberry Group plc .................................... United Kingdom 2,611 74,678
Carter's, Inc. ......................................... United States 285 29,403
Hanesbrands, Inc. ..................................... United States 1,692 31,590
a
Lululemon Athletica , Inc. ................................ United States 824 300,735
NIKE, Inc., B ......................................... United States 19,444 3,003,904
Pandora A/S ......................................... Denmark 1,640 221,282
3,661,592
Thrifts & Mortgage Finance 0.1%
Housing Development Finance Corp. Ltd. ................... India 24,973 833,035
Tobacco 0.5%
Altria Group, Inc. ...................................... United States 11,121 530,249
Imperial Brands plc .................................... United Kingdom 44,572 961,164
Philip Morris International, Inc. ........................... United States 20,091 1,991,219
3,482,632
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 16,164 840,528
Ferguson plc ......................................... United States 11,049 1,537,328
Marubeni Corp. ....................................... Japan 74,600 649,709
Mitsui & Co. Ltd. ...................................... Japan 6,000 135,166
MSC Industrial Direct Co., Inc., A .......................... United States 301 27,009
a
United Rentals, Inc. .................................... United States 262 83,581
Watsco , Inc. ......................................... United States 214 61,341
WW Grainger, Inc. ..................................... United States 2,419 1,059,522
4,394,184
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 2,819 434,492
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 20,400 635,633
a
T-Mobile US, Inc. ..................................... United States 629 91,098
726,731
Total Common Stocks (Cost $292,790,625) .....................................
421,369,684
Management Investment Companies 3.0%
Capital Markets 3.0%
Schwab U.S. TIPS ETF ................................. United States 234,247 14,642,780
a,c
Templeton Global Bond VIP Fund, Class 1 .................. United States 511,021 7,210,506
21,853,286
Total Management Investment Companies (Cost $22,621,280) ....................
21,853,286
Preferred Stocks 0.1%
Automobiles 0.1%
d
Bayerische Motoren Werke AG, 2.53% ..................... Germany 2,748 247,229
Chemicals 0.0%
†
d
FUCHS PETROLUB SE, 2.41% .......................... Germany 3,301 160,655

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Health Care Equipment & Supplies 0.0%
†
d
Sartorius AG, 0.24% ................................... Germany 382 $ 198,851
Total Preferred Stocks (Cost $604,298) .........................................
606,735
Principal
Amount
*
Corporate Bonds 10.7%
Aerospace & Defense 0.1%
Lockheed Martin Corp. , Senior Bond , 4.7% , 5/15/46 ........... United States 200,000 265,201
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........ United States 100,000 140,685
Raytheon Technologies Corp. , Senior Bond , 4.5% , 6/01/42 ...... United States 300,000 374,038
779,924
Air Freight & Logistics 0.1%
b
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 200,000 199,974
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 514,213
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 124,948
United Parcel Service, Inc. ,
Senior Bond, 3.75%, 11/15/47 .......................... United States 100,000 118,066
Senior Bond, 5.3%, 4/01/50 ............................ United States 100,000 146,647
1,103,848
Airlines 0.1%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 525,000 564,424
Banks 1.7%
Bancolombia SA , Senior Note , 3% , 1/29/25 .................. Colombia 650,000 668,363
Bank of America Corp. ,
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 960,000 1,076,127
Sub. Note, 4.2%, 8/26/24 ............................. United States 400,000 438,654
b
BNP Paribas SA , Senior Bond , 144A, 3.052% to 1/13/30, FRN
thereafter , 1/13/31 ................................... France 200,000 211,129
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 700,000 720,323
Senior Note, 3.352% to 4/24/24, FRN thereafter, 4/24/25 ...... United States 1,100,000 1,172,706
Credit Suisse Group Funding Guernsey Ltd. , Senior Note , 3.8% ,
9/15/22 ........................................... Switzerland 1,200,000 1,249,016
HSBC Holdings plc ,
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 200,000 200,320
Senior Note, 1.645% to 8/18/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 532,296
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 300,000 301,206
JPMorgan Chase & Co. , Senior Bond , 3.54% to 5/01/27, FRN
thereafter , 5/01/28 ................................... United States 1,200,000 1,320,114
b
Standard Chartered plc , Senior Note , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 520,025
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ........... United States 100,000 106,624
Truist Bank , Sub. Note , 2.25% , 3/11/30 ..................... United States 400,000 406,367
Truist Financial Corp. , Sub. Note , 3.875% , 3/19/29 ............ United States 860,000 980,319
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 500,000 498,712
US Bancorp , Sub. Note , 3% , 7/30/29 ....................... United States 300,000 325,322
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/30/29, FRN thereafter, 10/30/30 ... United States 200,000 211,965
Senior Note, 2.1%, 7/26/21 ............................ United States 225,000 225,288

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo Bank NA , Senior Note , 2.082% to 9/09/21, FRN
thereafter , 9/09/22 ................................... United States 1,100,000 $ 1,103,712
12,268,588
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 100,000 126,797
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 467,627
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 250,000 361,688
956,112
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 510,034
Senior Bond, 4.75%, 3/15/45 ........................... United States 300,000 377,800
Senior Bond, 4.25%, 11/21/49 .......................... United States 370,000 444,159
Senior Note, 3.8%, 3/15/25 ............................ United States 400,000 437,760
Senior Note , 3.2%, 11/21/29 ........................... United States 200,000 217,376
Amgen, Inc. ,
Senior Note, 2.2%, 2/21/27 ............................ United States 100,000 103,909
Senior Note, 2.45%, 2/21/30 ........................... United States 980,000 1,011,226
3,102,264
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ........... United States 430,000 457,034
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 3.5%, 1/23/25 ............................ United States 625,000 675,980
Sub. Note, 4.25%, 10/21/25 ........................... United States 400,000 447,466
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 1,060,000 1,174,944
2,298,390
Chemicals 0.1%
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 ..... United States 180,000 184,786
Sherwin-Williams Co. (The) , Senior Bond , 2.3% , 5/15/30 ........ United States 400,000 405,126
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........ United States 100,000 107,861
b
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 107,134
804,907
Consumer Finance 0.2%
Capital One Financial Corp. , Senior Note , 3.75% , 3/09/27 ....... United States 1,035,000 1,151,222
Containers & Packaging 0.0%
†
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 235,000 246,457
Diversified Financial Services 0.3%
b
CK Hutchison International 19 Ltd. , Senior Note , 144A, 3.25% ,
4/11/24 ........................................... United Kingdom 635,000 676,642
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 700,000 694,318
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 507,522
Shell International Finance BV , Senior Bond , 4.125% , 5/11/35 .... Netherlands 500,000 595,655
2,474,137

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Note, 3.8%, 2/15/27 ............................ United States 920,000 $ 1,026,491
Senior Note, 2.3%, 6/01/27 ............................ United States 100,000 103,513
Bell Telephone Co. of Canada or Bell Canada (The) , Senior Bond ,
4.3% , 7/29/49 ...................................... Canada 275,000 333,292
Orange SA , Senior Bond , 9% , 3/01/31 ...................... France 300,000 472,315
Verizon Communications, Inc. ,
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 204,577
Senior Note, 1.45%, 3/20/26 ........................... United States 700,000 706,261
2,846,449
Electric Utilities 0.8%
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 ......... United States 200,000 240,949
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 ............. United States 200,000 214,266
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 ......... United States 200,000 296,531
b
Enel Finance International NV ,
Senior Bond, 144A, 3.5%, 4/06/28 ....................... Italy 300,000 328,929
Senior Note, 144A, 4.25%, 9/14/23 ...................... Italy 1,200,000 1,293,790
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 .................. United States 850,000 969,109
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 .............. United States 700,000 828,699
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............ United States 700,000 772,577
b
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 600,000 661,797
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 248,284
5,854,931
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.875% , 5/12/30 ..................... United States 300,000 348,595
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ............... United States 575,000 580,040
928,635
Energy Equipment & Services 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 .......................... United States 485,000 555,134
b
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 610,000 656,923
1,212,057
Entertainment 0.1%
NBCUniversal Media LLC , Senior Bond , 5.95% , 4/01/41 ........ United States 200,000 288,641
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ........... United States 200,000 210,123
498,764
Equity Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 4.9% , 12/15/30 United States 300,000 366,332
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 .............. United States 360,000 365,983
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 ....... United States 595,000 648,928
1,381,243
Food & Staples Retailing 0.1%
Kroger Co. (The) , Senior Bond , 5.4% , 1/15/49 ................ United States 400,000 547,129
Walmart, Inc. , Senior Bond , 3.95% , 6/28/38 .................. United States 350,000 422,148
969,277
Food Products 0.1%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 400,000 431,423

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 200,000 $ 200,138
631,561
Health Care Equipment & Supplies 0.1%
STERIS Irish FinCo . UnLtd . Co. ,
Senior Bond, 3.75%, 3/15/51 ........................... United States 250,000 265,973
Senior Note, 2.7%, 3/15/31 ............................ United States 200,000 203,913
469,886
Health Care Providers & Services 0.6%
Anthem, Inc. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 528,479
Senior Note, 4.101%, 3/01/28 .......................... United States 400,000 457,487
Centene Corp. , Senior Note , 3% , 10/15/30 .................. United States 450,000 462,839
Cigna Corp. , Senior Note , 3.05% , 10/15/27 .................. United States 550,000 594,509
CVS Health Corp. ,
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 664,506
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 260,558
HCA, Inc. ,
Senior Secured Bond, 4.5%, 2/15/27 ..................... United States 408,000 461,543
Senior Secured Note, 4.125%, 6/15/29 ................... United States 300,000 338,067
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 600,000 627,116
4,395,104
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 650,000 692,516
Household Durables 0.1%
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 ......... United States 290,000 317,687
NVR, Inc. , Senior Bond , 3% , 5/15/30 ....................... United States 200,000 212,377
530,064
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 496,577
Independent Power and Renewable Electricity Producers 0.1%
b
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 200,000 218,829
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 200,000 204,397
423,226
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 .................... United States 700,000 925,913
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ............. United States 500,000 614,965
Aon Corp. , Senior Note , 2.8% , 5/15/30 ..................... United States 500,000 525,505
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 800,000 864,236
Manulife Financial Corp. , Sub. Bond , 4.061% to 2/24/27, FRN
thereafter , 2/24/32 ................................... Canada 200,000 220,985
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ...... United States 250,000 341,870
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ............... United States 250,000 321,918
b
Metropolitan Life Global Funding I , Secured Note , 144A, 3.6% ,
1/11/24 ........................................... United States 940,000 1,010,876

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Prudential plc , Senior Note , 3.125% , 4/14/30 ................. United Kingdom 425,000 $ 460,261
5,286,529
Interactive Media & Services 0.1%
b
Tencent Holdings Ltd. ,
Senior Note, 144A, 3.595%, 1/19/28 ..................... China 500,000 548,163
Senior Note, 144A, 2.39%, 6/03/30 ...................... China 500,000 498,735
1,046,898
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
Senior Bond, 2.125%, 2/09/31 .......................... China 200,000 196,803
Senior Bond, 4%, 12/06/37 ............................ China 300,000 337,557
Senior Bond, 4.2%, 12/06/47 ........................... China 800,000 927,338
Amazon.com, Inc. , Senior Bond , 4.05% , 8/22/47 .............. United States 500,000 611,073
2,072,771
IT Services 0.2%
Fiserv, Inc. ,
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 207,287
Senior Note , 3.5%, 7/01/29 ............................ United States 870,000 958,158
1,165,445
Machinery 0.1%
Caterpillar, Inc. ,
Senior Bond, 3.25%, 4/09/50 ........................... United States 200,000 221,403
Senior Note , 2.6%, 4/09/30 ............................ United States 500,000 533,539
754,942
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 350,000 358,218
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 358,281
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 596,294
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 100,000 129,535
Senior Note, 4.709%, 1/25/29 .......................... United States 400,000 469,986
1,912,314
Multiline Retail 0.0%
†
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 .................. United States 350,000 386,666
Multi-Utilities 0.3%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 .. United States 200,000 281,911
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ........... United States 1,050,000 1,207,564
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24 United States 1,000,000 1,061,246
2,550,721
Oil, Gas & Consumable Fuels 1.0%
b
Aker BP ASA , Senior Note , 144A, 3.75% , 1/15/30 ............. Norway 500,000 540,085
BP Capital Markets America, Inc. , Senior Note , 3.937% , 9/21/28 .. United States 100,000 114,145
Canadian Natural Resources Ltd. , Senior Bond , 3.9% , 2/01/25 ... Canada 200,000 217,442
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.125% , 6/30/27 ..................................... United States 200,000 232,773

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 300,000 $ 359,625
Energy Transfer LP , Senior Bond , 6.05% , 6/01/41 ............. United States 500,000 636,142
Enterprise Products Operating LLC ,
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 431,894
Senior Bond, 6.125%, 10/15/39 ......................... United States 700,000 985,052
Kinder Morgan, Inc. ,
Senior Bond, 5.55%, 6/01/45 ........................... United States 300,000 389,015
Senior Note , 4.3%, 3/01/28 ............................ United States 400,000 456,861
MPLX LP ,
Senior Bond, 5.5%, 2/15/49 ............................ United States 325,000 421,609
Senior Note, 4.875%, 12/01/24 ......................... United States 200,000 224,034
Senior Note , 4.875%, 6/01/25 .......................... United States 100,000 112,962
Reliance Industries Ltd. , Senior Note , 2.06% , 1/15/26 .......... India 625,000 646,087
b
Sinopec Group Overseas Development 2018 Ltd. , Senior Bond ,
144A, 3.35% , 5/13/50 ................................. China 200,000 202,996
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ...... Canada 500,000 574,954
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 7.85% ,
2/01/26 ........................................... United States 400,000 508,491
Valero Energy Corp. , Senior Note , 4% , 4/01/29 ............... United States 435,000 486,171
7,540,338
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 236,250
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 200,000 198,324
434,574
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 300,000 358,359
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 561,039
b
Royalty Pharma plc ,
Senior Bond, 144A, 2.2%, 9/02/30 ....................... United States 200,000 196,337
Senior Note, 144A, 1.75%, 9/02/27 ...................... United States 100,000 98,493
Takeda Pharmaceutical Co. Ltd. ,
Senior Bond, 3.175%, 7/09/50 .......................... Japan 400,000 405,144
Senior Note, 5%, 11/26/28 ............................. Japan 300,000 361,493
1,980,865
Road & Rail 0.2%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 375,000 384,609
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ... United States 200,000 267,354
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 200,000 229,328
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 681,815
1,563,106
Software 0.1%
Microsoft Corp. , Senior Note , 2.65% , 11/03/22 ................ United States 420,000 432,098
ServiceNow , Inc. , Senior Bond , 1.4% , 9/01/30 ................ United States 250,000 234,848
666,946
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 100,000 118,402

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
AutoZone, Inc. ,
Senior Bond, 1.65%, 1/15/31 ........................... United States 265,000 $ 252,491
Senior Note , 3.75%, 4/18/29 ........................... United States 100,000 111,597
482,490
Thrifts & Mortgage Finance 0.1%
b
BPCE SA , Sub. Bond , 144A, 5.15% , 7/21/24 ................. France 600,000 668,791
Radian Group, Inc. , Senior Note , 4.875% , 3/15/27 ............. United States 350,000 381,668
1,050,459
Tobacco 0.1%
b
Imperial Brands Finance plc ,
Senior Note, 144A, 3.5%, 7/26/26 ....................... United Kingdom 300,000 321,589
Senior Note , 144A, 4.25%, 7/21/25 ...................... United Kingdom 585,000 644,699
966,288
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 200,000 199,920
Senior Secured Note, 3.75%, 4/15/27 .................... United States 325,000 359,900
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ............. United Kingdom 300,000 415,643
975,463
Total Corporate Bonds (Cost $74,174,510) ......................................
78,374,412
a
Foreign Government and Agency Securities 0.9%
b
African Export -Import Bank (The), Senior Note , 144A, 3.994%,
9/21/29 ........................................... Supranational
e
500,000 527,402
Colombia Government Bond, Senior Bond, 5%, 6/15/45 ........ Colombia 500,000 532,975
b
Corp. Nacional del Cobre de Chile, Senior Bond, 144A, 4.5%,
8/01/47 ........................................... Chile 200,000 236,733
b
Electricite de Franc e SA, Senior Note , 144A, 4.5%, 9/21/28 ...... France 655,000 763,671
b
Export-Import Bank of India, Senior Bond, 144A, 3.25%, 1/15/30 .. India 200,000 203,634
b
Indonesia Government Bond, Senior Bond, 144A, 4.35%, 1/08/27 . Indonesia 500,000 567,018
b
Kazakhstan Government Bond, Senior Bond, 144A, 5.125%, 7/21/25 Kazakhstan 350,000 407,369
Mexico Government Bond ,
Senior Bond, 3.6%, 1/30/25 ............................ Mexico 200,000 220,208
Senior Note , 4.15%, 3/28/27 ........................... Mexico 500,000 565,923
Panama Notas del Tesoro, Senior Note, 3.75%, 4/17/26 ........ Panama 450,000 486,389
b
Pertamina Persero PT, Senior Bond, 144A, 4.7%, 7/30/49 ....... Indonesia 200,000 217,112
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 204,252
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 276,111
Philippines Government Bond, Senior Bond, 3.95%, 1/20/40 ..... Philippines 310,000 345,121
b
Romania Government Bond, Senior Bond, 144A, 5.125%, 6/15/48 . Romania 200,000 245,521
b
Russia Government Bond, Senior Bond, 144A, 5.1%, 3/28/35 .... Russia 400,000 476,504
Uruguay Government Bond ,
Senior Bond, 4.5%, 8/14/24 ............................ Uruguay 400,000 435,280
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 150,000 174,901
Total Foreign Government and Agency Securities (Cost $6,651,716) ...............
6,886,124

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 13.1%
Federal Agricultural Mortgage Corp., 2.9%, 1/03/22 ............
United States 800,000 $ 811,565
FFCB, 3.17%, 3/07/28 ..................................
United States 800,000 906,652
Tennessee Valley Authority, 5.88%, 4/01/36 ..................
United States 630,000 937,435
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 705,000 871,639
f
3.625%, 4/15/28 ..................................... United States 109,000 242,799
4.5%, 2/15/36 ...................................... United States 780,000 1,071,038
3.5%, 2/15/39 ...................................... United States 21,000 26,275
1.125%, 8/15/40 ..................................... United States 425,000 365,766
1.375%, 11/15/40 .................................... United States 307,000 275,892
2.875%, 5/15/43 ..................................... United States 490,000 563,691
3.375%, 5/15/44 ..................................... United States 15,000 18,708
3.125%, 8/15/44 ..................................... United States 725,000 870,312
3%, 11/15/44 ....................................... United States 160,000 188,413
2.5%, 2/15/46 ...................................... United States 620,000 671,828
2.5%, 5/15/46 ...................................... United States 5,129,000 5,558,153
2.25%, 8/15/46 ..................................... United States 5,575,000 5,766,205
3.375%, 11/15/48 .................................... United States 990,000 1,264,416
3%, 2/15/49 ........................................ United States 1,161,000 1,390,343
1.25%, 5/15/50 ..................................... United States 707,000 577,503
1.375%, 8/15/50 ..................................... United States 185,000 156,014
2.375%, 5/15/51 ..................................... United States 35,000 37,376
U.S. Treasury Notes ,
1.75%, 4/30/22 ..................................... United States 670,000 679,293
1.75%, 5/15/22 ..................................... United States 1,670,000 1,694,341
1.875%, 5/31/22 ..................................... United States 1,465,000 1,488,989
1.5%, 3/31/23 ...................................... United States 150,000 153,378
2.75%, 11/15/23 ..................................... United States 1,320,000 1,396,106
2.125%, 11/30/23 .................................... United States 1,120,000 1,168,584
2.125%, 3/31/24 ..................................... United States 18,837,000 19,725,135
2%, 4/30/24 ........................................ United States 1,345,000 1,404,947
2.25%, 4/30/24 ..................................... United States 125,000 131,431
2.5%, 5/15/24 ...................................... United States 150,000 158,915
2%, 5/31/24 ........................................ United States 1,705,000 1,782,125
1.75%, 6/30/24 ..................................... United States 178,000 184,891
2%, 6/30/24 ........................................ United States 1,365,000 1,427,758
f
0.125%, 7/15/24 ..................................... United States 800,000 967,788
1.75%, 7/31/24 ..................................... United States 1,345,000 1,397,959
2.375%, 8/15/24 ..................................... United States 1,640,000 1,736,574
1.25%, 8/31/24 ..................................... United States 700,000 716,652
1.5%, 10/31/24 ..................................... United States 4,650,000 4,799,127
1.5%, 11/30/24 ...................................... United States 320,000 330,250
f
0.125%, 4/15/25 ..................................... United States 750,000 837,195
0.25%, 6/30/25 ..................................... United States 600,000 589,477
0.25%, 9/30/25 ..................................... United States 2,340,000 2,291,189
0.375%, 11/30/25 .................................... United States 5,143,000 5,051,189
0.375%, 1/31/26 ..................................... United States 7,603,000 7,451,831
0.5%, 2/28/26 ...................................... United States 611,400 602,241
f
0.125%, 4/15/26 ..................................... United States 350,000 387,878
0.875%, 6/30/26 ..................................... United States 200,000 199,914
2.375%, 5/15/27 ..................................... United States 1,280,000 1,378,300
0.5%, 6/30/27 ...................................... United States 1,045,000 1,010,956
2.25%, 8/15/27 ..................................... United States 2,038,800 2,180,959
2.25%, 11/15/27 ..................................... United States 5,375,000 5,751,040
1.25%, 4/30/28 ..................................... United States 1,200,000 1,203,938
3.125%, 11/15/28 .................................... United States 320,000 362,312
1.625%, 8/15/29 ..................................... United States 235,000 240,398

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.625%, 8/15/30 ..................................... United States 900,000 $ 838,617
0.875%, 11/15/30 .................................... United States 750,000 713,320
1.125%, 2/15/31 ..................................... United States 200,000 194,187
United States International Development Finance Corp., 2.12%,
3/20/24 ........................................... United States 400,000 409,484
Total U.S. Government and Agency Securities (Cost $97,088,431) .................
95,610,691
Asset-Backed Securities 0.5%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28
United States 438,525 427,492
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 81,532 83,119
2019-2, A, 2.9%, 5/01/28 .............................. United States 191,137 190,872
2020-1, B, 4.875%, 7/15/27 ............................ United States 291,150 309,208
1,010,691
a a a a a a
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 600,000 615,207
Consumer Finance 0.2%
American Express Credit Account Master Trust , 2019-1 , A , 2.87% ,
10/15/24 .......................................... United States 600,000 612,112
Discover Card Execution Note Trust , 2019-A1 , A1 , 3.04% , 7/15/24
United States 500,000 507,819
1,119,931
a a a a a a
Diversified Financial Services 0.1%
BA Credit Card Trust , 2018-A3 , A3 , 3.1% , 12/15/23 ............
United States 500,000 500,580
b
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ....................... United States 152,701 155,311
2021-1A, A1, 144A, 1.53%, 3/15/61 ...................... United States 108,000 108,840
764,731
a a a a a a
Total Asset-Backed Securities (Cost $3,497,766) ................................
3,510,560
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 .................. United States 1,963,898 2,170,945
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 369,947 383,193
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 78,984 83,226
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 375,893 380,723
FHLMC Pool, 30 Year, 2.5%, 10/01/50 - 7/01/51 .............. United States 2,205,478 2,285,148
FHLMC Pool, 30 Year, 3%, 3/01/50 ........................ United States 3,058,411 3,227,812
FHLMC Pool, 30 Year, 3.5%, 2/01/47 ....................... United States 2,701,106 2,911,533
FHLMC Pool, 30 Year, 3.5%, 4/01/50 ....................... United States 1,966,994 2,127,318
FHLMC Pool, 30 Year, 4%, 5/01/47 - 9/01/49 ................. United States 1,327,601 1,441,550
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 1/01/49 .............. United States 1,697,004 1,876,784
16,888,232
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 2,634,996 2,729,711
FNMA, 15 Year, 2%, 10/01/35 - 7/01/36 ..................... United States 2,204,426 2,276,253
FNMA, 15 Year, 2.5%, 10/01/35 - 7/01/36 ................... United States 1,395,144 1,459,610
FNMA, 30 Year, 2%, 5/01/51 - 7/01/51 ...................... United States 2,113,292 2,135,866
FNMA, 30 Year, 2.5%, 7/01/51 ........................... United States 2,294,000 2,375,621

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 2.5%, 9/01/50 - 10/01/50 ................... United States 2,026,967 $ 2,116,498
FNMA, 30 Year, 3%, 4/01/51 ............................. United States 2,821,946 2,961,475
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 2,385,000 2,499,886
FNMA, 30 Year, 3%, 8/01/50 - 9/01/50 ...................... United States 753,060 797,765
FNMA, 30 Year, 3.5%, 11/01/46 - 11/01/50 ................... United States 1,396,179 1,497,164
FNMA, 30 Year, 4%, 8/01/49 - 1/01/50 ...................... United States 1,753,095 1,911,228
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 1,322,693 1,449,043
24,210,120
Government National Mortgage Association (GNMA) Fixed Rate 4.3%
GNMA II, Single-family, 30 Year, 2%, 11/20/50 ................ United States 6,013,680 6,130,910
GNMA II, Single-family, 30 Year, 2%, 6/20/51 ................. United States 400,000 410,890
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 .............. United States 5,969,921 6,182,317
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............... United States 3,329,319 3,449,719
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 - 6/20/51 ........ United States 2,902,338 3,008,554
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ................. United States 2,245,689 2,353,685
GNMA II, Single-family, 30 Year, 3%, 9/20/47 - 4/20/51 ......... United States 4,565,462 4,789,389
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 2,842,552 3,008,798
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 1,485,607 1,576,847
30,911,109
Total Mortgage-Backed Securities (Cost $72,527,994) ............................
72,009,461
Municipal Bonds 0.6%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix, GO,
2020 C, 5%, 7/01/31 ................................. United States 200,000 259,675
California 0.1%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 65,000 69,671
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 55,000 58,817
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 40,000 42,735
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019 A,
Refunding, 4.094%, 1/15/49 ............................ United States 35,000 37,132
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47
United States 140,000 144,565
State of California, GO, 2.5%, 10/01/29 .....................
United States 500,000 530,468
883,388
Florida 0.1%
County of Broward, Airport System, Revenue, 2019 C, Refunding,
3.477%, 10/01/43 .................................... United States 70,000 73,196
County of Sarasota, Revenue, 2020, 5%, 10/01/34 ............
United States 500,000 653,784
726,980
Illinois 0.0%
†
State of Illinois, GO, 2003, 5.1%, 6/01/33 ...................
United States 125,000 147,081
Massachusetts 0.1%
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 230,000 239,306

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
New Jersey 0.0%
†
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ...............
United States 110,000 $ 125,051
New York 0.0%
†
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 95,000 111,072
Ohio 0.0%
†
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 160,000 164,000
Pennsylvania 0.1%
Commonwealth Financing Authority, Revenue, 2021 A, 2.991%,
6/01/42 ........................................... United States 625,000 642,760
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 250,000 262,345
905,105
Texas 0.1%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 355,000 445,531
Total Municipal Bonds (Cost $3,844,617) .......................................
4,007,189
Total Long Term Investments (Cost $573,801,237) ...............................
704,228,142
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a
Money Market Funds 3.1%
c,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 22,473,141 22,473,141
Total Money Market Funds (Cost $22,473,141) ..................................
22,473,141
Total Short Term Investments (Cost $22,473,141 ) ................................
22,473,141
a
Total Investments (Cost $596,274,378) 99.6% ...................................
$726,701,283
Other Assets, less Liabilities 0.4% .............................................
3,318,598
Net Assets 100.0% ...........................................................
$730,019,881
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $25,377,113, representing 3.5% of net assets.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security is adjusted for inflation. See Note 1(f).
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(c).
See Note  8 regarding other derivative information.
See Abbreviations on page FFA- 52 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 132 $ 28,304,760 9/17/21 $ 518,082
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 164 21,730,000 9/21/21 (87,391)
U.S. Treasury 10 Year Notes .................... Long 30 3,975,000 9/21/21 14,576
U.S. Treasury Long Bonds ..................... Short 5 803,750 9/21/21 1,243
Total Futures Contracts ...................................................................... $446,510
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Nordstrom, Inc. . 1.00% Quarterly CITI 6/20/26 200,000 $ (11,052) $ (12,929) $ 1,877 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 200,000 (11,053) (9,922) (1,131) BB+
Total OTC Swap Contracts .............................................. $(22,105) $(22,851) $746
Total Credit Default Swap Contracts .................................... $(22,105) $ (22,851) $746
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $565,587,904
Cost - Non-controlled affiliates (Note 3e) ........................................................ 30,686,474
Value - Unaffiliated issuers .................................................................. $697,017,636
Value - Non-controlled affiliates (Note 3e) ....................................................... 29,683,647
Cash .................................................................................... 6,965
Foreign currency, at value (cost $962,043) ........................................................ 957,283
Receivables:
Investment securities sold ................................................................... 469,247
Capital shares sold ........................................................................ 168,610
Dividends and interest ..................................................................... 1,954,091
Deposits with brokers for:
Futures contracts ........................................................................ 1,731,825
Variation margin on futures contracts ........................................................... 8,872
Unrealized appreciation on OTC swap contracts .................................................... 1,877
Total assets .......................................................................... 732,000,053
Liabilities:
Payables:
Investment securities purchased .............................................................. 655,343
Capital shares redeemed ................................................................... 627,171
Management fees ......................................................................... 338,674
Distribution fees .......................................................................... 197,670
OTC swap c ontracts (upfront receipts $23, 297 ) .................................................... 22,851
Unrealized depreciation on OTC swap contracts .................................................... 1,131
Deferred tax ............................................................................... 27,597
Accrued expenses and other liabilities ........................................................... 109,735
Total liabilities ......................................................................... 1,980,172
Net assets, at value ................................................................. $730,019,881
Net assets consist of:
Paid-in capital ............................................................................. $565,889,674
Total distributable earnings (losses) ............................................................. 164,130,207
Net assets, at value ................................................................. $730,019,881

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $808,636
Shares outstanding ........................................................................ 140,101
Net asset value and maximum offering price per share ............................................. $5.77
Class 2:
Net assets, at value ....................................................................... $309,707,335
Shares outstanding ........................................................................ 54,152,122
Net asset value and maximum offering price per share ............................................. $5.72
Class 4:
Net assets, at value ....................................................................... $419,503,910
Shares outstanding ........................................................................ 70,829,814
Net asset value and maximum offering price per share ............................................. $5.92

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $186,627)
Unaffiliated issuers ........................................................................ $4,342,001
Non-controlled affiliates (Note 3e) ............................................................. 921
Interest:
Unaffiliated issuers ........................................................................ 2,919,662
Total investment income ................................................................... 7,262,584
Expenses:
Management fees (Note 3 a ) ................................................................... 2,208,695
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 492,324
    Class 4 ................................................................................ 714,883
Custodian fees (Note 4 ) ...................................................................... 8,420
Reports to shareholders ...................................................................... 57,234
Professional fees ........................................................................... 47,578
Trustees' fees and expenses .................................................................. 2,653
Other .................................................................................... 35,795
Total expenses ......................................................................... 3,567,582
Expense reductions (Note 4 ) ............................................................... (7)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (132,376)
Net expenses ......................................................................... 3,435,199
Net investment income ................................................................ 3,827,385
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $3,731)
Unaffiliated issuers ...................................................................... 36,954,667
Non-controlled affiliates (Note 3e) ........................................................... (115,461)
Foreign currency transactions ................................................................ (79,314)
Futures contracts ......................................................................... 5,436,034
Swap contracts ........................................................................... 729
Net realized gain (loss) .................................................................. 42,196,655
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,420,798
Non-controlled affiliates (Note 3e) ........................................................... (95,185)
Translation of other assets and liabilities denominated in foreign currencies .............................. (34,986)
Futures contracts ......................................................................... 180,302
Swap contracts ........................................................................... 746
Change in deferred taxes on unrealized appreciation ............................................... 20,907
Net change in unrealized appreciation (depreciation) ............................................ 8,492,582
Net realized and unrealized gain (loss) ............................................................ 50,689,237
Net increase (decrease) in net assets resulting from operations .......................................... $54,516,622

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Allocation VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,827,385 $11,362,253
Net realized gain (loss) ................................................. 42,1 96,655 (9,609,886)
Net change in unrealized appreciation (depreciation) ........................... 8,492,582 82,252,924
Net increase (decrease) in net assets resulting from operations ................ 54,516,622 84,005,291
Distributions to shareholders:
Class 1 ............................................................. (15,547) (227,036)
Class 2 ............................................................. (7,020,699) (106,811,345)
Class 4 ............................................................. (6,571,792) (104,689,179)
Total distributions to shareholders .......................................... (13,608,038) (211,727,560)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (41,951) 104,749
Class 2 ............................................................. (108,128,949) 61,121,480
Class 4 ............................................................. (11,536,361) 64,739,571
Total capital share transactions ............................................ (119,707,261) 125,965,800
Net increase (decrease) in net assets ................................... (78,798,677) (1,756,469)
Net assets:
Beginning of period ..................................................... 808,818,558 810,575,027
End of period .......................................................... $730,019,881 $808,818,558

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Franklin Allocation VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 43.24% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2021, the Fund had OTC
derivatives in a net liability position for such contracts of
$1,131.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
See Note 8 regarding other derivative information.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 5,345 $30,296 7,931 $46,123
Shares issued in reinvestment of distributions .......... 2,704 15,547 47,596 227,036
Shares redeemed ............................... (15,689) (87,794) (30,469) (168,410)
Net increase (decrease) .......................... (7,640) $(41,951) 25,058 $104,749
Class 2 Shares:
Shares sold ................................... 1,540,360 $8,573,073 3,511,007 $20,473,913
Shares issued in reinvestment of distributions .......... 1,231,702 7,020,699 22,581,680 106,811,345
Shares redeemed ............................... (22,005,591) (123,722,721) (11,902,724) (66,163,778)
Net increase (decrease) .......................... (19,233,529) $(108,128,949) 14,189,963 $61,121,480
Class 4 Shares:
Shares sold ................................... 923,440 $5,339,540 2,339,473 $13,610,746
Shares issued in reinvestment of distributions .......... 1,113,863 6,571,792 21,365,139 104,689,179
Shares redeemed ............................... (4,055,676) (23,447,693) (9,182,946) (53,560,354)
Net increase (decrease) .......................... (2,018,373) $(11,536,361) 14,521,666 $64,739,571
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.55% per year of the average daily net assets of the Fund.
Under a subadvisory agreement, Global Advisors and FT Institutional, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57%, based on the average net assets of each class until April 30, 2022.
Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $24,011,384 $63,976,980 $(65,515,223) $— $— $22,473,141 22,473,141 $921
Templeton Global Bond VIP Fund,
Class 1 ................. 7,821,152 — (400,000) (115,461) (95,185) 7,210,506 511,021 —
Total Affiliated Securities .... $31,832,536 $63,976,980 $(65,915,223) $(115,461) $(95,185) $29,683,647 $921
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,645,804
Cost of investments .......................................................................... $602,750,592
Unrealized appreciation ........................................................................ $137,244,697
Unrealized depreciation ........................................................................ (12,869,600)
Net unrealized appreciation (depreciation) .......................................................... $124,375,097
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, bond discounts and premiums, foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$225,369,194 and $344,245,262, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 15,819
a
Variation margin on futures
contracts
$ 87,391
a
Credit contracts ............
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
22,851
Unrealized appreciation on OTC
swap contracts
1,877 Unrealized depreciation on OTC
swap contracts
1,131
Equity contracts ...........
Variation margin on futures
contracts
518,082
a
Variation margin on futures
contracts
—
Total .................... $535,778 $111,373
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts and swap contracts represented $62,305,242 and $114,286 respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $758,240 Futures contracts $(86,670)
Credit contracts ...............
Swap contracts 729 Swap contracts 746
Equity Contracts ..............
Futures contracts 4,677,794 Futures contracts 266,972
Total ....................... $5,436,763 $181,048
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,411,584 $ 2,785,560 $ — $ 10,197,144
Air Freight & Logistics ................... 2,575,131 2,170,400 — 4,745,531
Airlines .............................. 77,352 358,044 — 435,396
Auto Components ...................... 455,170 1,367,314 — 1,822,484
Automobiles .......................... 99,236 4,462,413 — 4,561,649
Banks ............................... 5,599,837 9,799,365 — 15,399,202
Beverages ........................... 5,375,311 1,151,275 — 6,526,586
Biotechnology ......................... 6,471,569 2,857,840 — 9,329,409
Building Products ...................... 2,908,066 1,952,477 — 4,860,543
Capital Markets ........................ 10,748,743 5,363,791 — 16,112,534
Chemicals ........................... 10,779,470 6,632,817 — 17,412,287
Commercial Services & Supplies ........... 2,118,319 235,533 — 2,353,852
Communications Equipment .............. 999,643 — — 999,643
Construction & Engineering ............... — 912,364 — 912,364
Construction Materials .................. 585,060 78,232 — 663,292
Consumer Finance ..................... 1,225,090 — — 1,225,090
Containers & Packaging ................. 220,036 — — 220,036
Distributors ........................... 305,123 — — 305,123
Diversified Consumer Services ............ 1,276,405 — — 1,276,405
Diversified Financial Services ............. 750,940 1,437,804 — 2,188,744
Diversified Telecommunication Services ..... 792,434 2,898,732 — 3,691,166
Electric Utilities ........................ 2,680,506 — — 2,680,506
Electrical Equipment .................... 2,226,470 663,497 — 2,889,967
Electronic Equipment, Instruments &
Components ........................ 2,501,168 201,468 — 2,702,636
Energy Equipment & Services ............. 84,226 883,245 — 967,471
Entertainment ......................... 2,749,232 1,703,218 — 4,452,450
Equity Real Estate Investment Trusts (REITs) . 4,859,009 701,946 — 5,560,955
Food & Staples Retailing ................. 3,993,427 863,046 — 4,856,473
Food Products ........................ 1,956,080 827,840 — 2,783,920
Gas Utilities .......................... 74,677 671,598 — 746,275
Health Care Equipment & Supplies ......... 16,813,161 6,015,630 — 22,828,791
Health Care Providers & Services .......... 4,552,085 1,161,103 — 5,713,188
Health Care Technology ................. 1,452,355 — — 1,452,355
Hotels, Restaurants & Leisure ............. 3,516,443 — — 3,516,443
Household Durables .................... 835,624 1,948,009 — 2,783,633
Household Products .................... 3,451,391 — — 3,451,391
Industrial Conglomerates ................ 5,912,071 3,634,532 — 9,546,603
Insurance ............................ 851,972 1,945,009 — 2,796,981
Interactive Media & Services .............. 15,926,656 598,479 — 16,525,135
Internet & Direct Marketing Retail .......... 10,027,965 3,551,512 — 13,579,477
IT Services ........................... 18,368,324 4,216,267 — 22,584,591
Life Sciences Tools & Services ............ 7,930,743 1,131,101 — 9,061,844
Machinery ............................ 7,597,420 2,824,598 — 10,422,018
Marine .............................. — 386,683 — 386,683
Media ............................... 2,084,241 3,349,422 — 5,433,663
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Metals & Mining ....................... $ 2,238,958 $ 3,680,240 $ — $ 5,919,198
Multiline Retail ........................ 3,256,385 850,147 — 4,106,532
Multi-Utilities .......................... 1,581,363 1,013,751 — 2,595,114
Oil, Gas & Consumable Fuels ............. 4,263,526 4,553,948 — 8,817,474
Paper & Forest Products ................. — 232,764 — 232,764
Personal Products ..................... 776,213 2,137,971 — 2,914,184
Pharmaceuticals ....................... 12,043,263 6,877,488 — 18,920,751
Professional Services ................... 4,649,904 2,621,025 — 7,270,929
Real Estate Management & Development .... 179,690 2,974,360 — 3,154,050
Road & Rail .......................... 4,784,231 236,411 — 5,020,642
Semiconductors & Semiconductor Equipment . 21,623,173 3,485,343 — 25,108,516
Software ............................. 34,791,270 3,627,690 — 38,418,960
Specialty Retail ........................ 7,387,340 571,163 — 7,958,503
Technology Hardware, Storage & Peripherals . 12,351,969 2,085,503 — 14,437,472
Textiles, Apparel & Luxury Goods .......... 3,365,632 295,960 — 3,661,592
Thrifts & Mortgage Finance ............... — 833,035 — 833,035
Tobacco ............................. 2,521,468 961,164 — 3,482,632
Trading Companies & Distributors .......... 2,071,981 2,322,203 — 4,394,184
Water Utilities ......................... 434,492 — — 434,492
Wireless Telecommunication Services ....... 91,098 635,633 — 726,731
Management Investment Companies ......... 21,853,286 — — 21,853,286
Preferred Stocks ........................ — 606,735 — 606,735
Corporate Bonds ........................ — 78,374,412 — 78,374,412
Foreign Government and Agency Securities .... — 6,886,124 — 6,886,124
U.S. Government and Agency Securities ....... — 95,610,691 — 95,610,691
Asset-Backed Securities .................. — 3,510,560 — 3,510,560
Mortgage-Backed Securities ................ — 72,009,461 — 72,009,461
Municipal Bonds ......................... — 4,007,189 — 4,007,189
Short Term Investments ................... 22,473,141 — — 22,473,141
Total Investments in Securities ........... $343,958,148 $382,743,135
a
$— $726,701,283
Other Financial Instruments:
Futures contracts ........................ $ 533,901 $ — $ — $ 533,901
Swap contracts ......................... — 1,877 — 1,877
Total Other Financial Instruments ......... $533,901 $1,877 $— $535,778
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 87,391 $ — $ — $ 87,391
Swap contracts .......................... — 1,131 — 1,131
Total Other Financial Instruments ......... $87,391 $1,131 $— $88,522
a
Includes foreign securities valued at $122,344,698, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
C ounterparty
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
CDI
CREST Depository Interest
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
NYRS
New York Registry Shares
TIPS
Treasury Inflation-Protected Securities
10. Fair Value Measurements
(continued)

FGR-1
Semiannual Report
Franklin Global Real Estate VIP Fund
This semi annual report for Franklin Global Real Estate VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +15.29% total return* for the six-month period ended June 30, 2021.
*The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FGR-2
Semiannual Report
1.Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Global Real Estate VIP Fund
Fund Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of companies located anywhere in the
world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like
entities domiciled outside the U.S.; companies qualifying
under U.S. federal tax law as REITs; and companies that
derive at least half of their assets or revenues from the
ownership, management, development or sale of residential
or commercial real estate (such as real estate operating or
service companies).
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund
concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and
increased susceptibility to adverse economic or regulatory
developments affecting the sector. The Fund’s investments
in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular
market segment, they are more susceptible to adverse
developments affecting a single project or market segment
than more broadly diversified investments. Foreign investing, especially in emerging markets, involves additional risks
such as currency and market volatility, as well as political and social instability. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the FTSE
®
EPRA
®
/
NAREIT
®
Developed Index posted a +16.11% total return for
the same period.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +12.30% total return for the six months ended June 30,
2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Portfolio Composition
6/30/21
% of Total
Net Assets
Equity Real Estate Investment Trusts (REITs) 78.6%
Real Estate Management & Development 18.8%
Other 0.8%
Short-Term Investments & Other Net Assets 1.8%

Franklin Global Real Estate VIP Fund
FGR-3
Semiannual Report
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
Investment Strategy
We seek to limit price volatility by investing across markets and property types. When selecting investments for the
Fund’s portfolio, we apply a “bottom-up” stock selection
process that incorporates macro-level views in the evaluation process. Our portfolio construction process combines
bottom-up analysis of individual stock and real estate
market fundamentals and top-down macro overlays to
provide country/regional, property type and company size
perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
During the six months under review, the Fund’s performance
relative to the FTSE EPRA/NAREIT Developed Index was
supported by stock selection in the healthcare property
sector and an underweighting and stock selection in the
diversified sector. The positive effects from both these
sectors came almost exclusively from a lack of exposure
to stocks that underperformed a real estate market that
advanced strongly during the period.
An underweighting in the retail property sector also helped
relative performance. Contributors included Regency
Centers, an owner of mostly grocery-anchored shopping
centers located in affluent and densely populated trade
areas across the U.S. Like many other retail landlords,
Regency was severely impacted by the government
mandated lockdowns and restrictions relating to the
COVID-19 pandemic. The announcement of the vaccine and
rollout plans produced a dramatic shift in sentiment about
the economic recovery and brought a better fundamental
outlook for Regency’s business. Accordingly, we increased
our position in the company during the first half of 2021.
The company’s first-quarter 2021 results highlighted
solid leasing activity and reductions in bad debt while the
improved outlook was evidenced by a material increase to its full-year 2021 guidance. SmartCentres (not held at period-
end), a REIT which owns approximately 150 predominantly
Walmart-anchored shopping centers across Canada, also
contributed. Amid the broader challenges facing retail real
estate as a consequence of COVID-19, such as prolonged
store closures and reduced rent collections, SmartCentres’
operating metrics held up relatively well owing to the
company’ suburban footprint and defensive tenant line-up,
namely its high concentration of essential service tenants.
Recent results highlight the relative stability with stable rent collections and portfolio occupancy remaining at the 97%
level.
Other individual contributors to relative performance
included American Homes 4 Rent, an owner, operator and
developer of single-family rental housing across the U.S.
With a portfolio of approximately 54,000 homes mostly in the
Southeastern and Southwestern regions of the country, the
company has continued to benefit from demographic shifts
driving increased demand for single-family rentals versus
a backdrop of sustained under-production of detached
houses dating back to the Global Financial Crisis. The
COVID-19 pandemic has accelerated such demand trends
(namely migration from urban and apartment living), with the company experiencing record strength in operating metrics
as evidenced by portfolio occupancy rising to nearly 98%
and double-digit new lease rent spreads achieved thus far in
2021.
Conversely, stock selection in the office space sector
detracted from relative performance during the period.
Performance in the sector was hurt by Alexandria Real
Estate Equities, a developer, owner and operator of life
science office and lab clusters in the U.S. This specific
focus on life science minimized concern about risks to cash
collections, occupancy and rental rates through the depths of the pandemic, driving significant outperformance. As concern about the pandemic shifted into optimism around reopening
over the past six months, however, this relative stability
became a drag as the company had little negative impact
Top 10 Countries
6/30/21
a
% of Total
Net Assets
a a
United States 55.8%
Japan 10.5%
United Kingdom 6.0%
Germany 5.2%
Hong Kong 4.1%
Australia 3.8%
Singapore 3.1%
Canada 2.7%
Sweden 2.0%
Spain 1.7%

Franklin Global Real Estate VIP Fund
FGR-4
Semiannual Report
from which to recover. Despite the recent underperformance,
we remain positively biased to Alexandria because the
company’s unique cluster model minimizes competitive
supply risk, leading to what we view as stable occupancy
and industry-leading leasing economics which drives
sustainable cash flow growth.
An underweighting in the regional malls sector also hurt
relative performance. Significant detractors included our
underweighted position in Simon Property Group. Simon is
one of the largest owners of retail real estate in the world, primarily regional malls in the U.S. Despite possessing a
relatively high-quality portfolio and a better balance sheet than most of its shopping mall peers, we have maintained an
underweight to Simon as we see the outlook for their assets
as challenged, amid increasing e-commerce adoption. The
emergence of COVID-19 only served to accelerate such
trends, in addition to hampering rent collecting ability due to the store closures. However, the arrival of positive vaccine news in November 2020 sparked a significant rotation into
value stocks and reopening themes which benefited Simon,
leading to share price outperformance over the period.
Nevertheless, we maintain a less-favorable view of the firm’s long-term prospects and anticipate a long road of rent and
valuation declines in the years ahead.
An underweighting in the storage property sector and
stock selection in the industrial property sector hurt
relative results as well. In industrial property, detractors included Singaporean industrial REIT Mapletree Logistics
Trust, which owns and operates industrial warehouses
and logistics facilities across the Asia Pacific region. The sudden, significant shift to e-commerce consumption
made industrial/logistics one of the beneficiaries of the
pandemic, and while demand remains very robust as the
pandemic ebbs, the subsector does not have any tailwinds
from economic reopenings. Moreover, like most industrial/
logistics REITs globally, the company trades at a healthy
premium to net asset value, making it a common source
of funds for reopening-focused trades. Despite the recent
underperformance, we remain favorably biased to industrial
real estate globally given strong secular trends favoring
demand growth and limiting supply availability.
Thank you for your participation in Franklin Global Real
Estate VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Prologis, Inc. 5.9%
Equity Real Estate Investment Trusts (REITs),
United States
Vonovia SE 3.2%
Real Estate Management & Development,
Germany
AvalonBay Communities, Inc. 3.1%
Equity Real Estate Investment Trusts (REITs),
United States
Equinix , Inc. 3.0%
Equity Real Estate Investment Trusts (REITs),
United States
Public Storage 2.8%
Equity Real Estate Investment Trusts (REITs),
United States
Welltower , Inc. 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
Healthpeak Properties, Inc. 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
Alexandria Real Estate Equities, Inc. 2.5%
Equity Real Estate Investment Trusts (REITs),
United States
UDR, Inc. 2.5%
Equity Real Estate Investment Trusts (REITs),
United States
Segro plc 2.4%
Equity Real Estate Investment Trusts (REITs),
United Kingdom

Class 1 Fund Expenses
Franklin Global Real Estate VIP Fund
FGR-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,152.90 $5.33 $1,019.84 $5.00 1.00%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-6
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.66 $17.99 $15.41 $16.96 $15.83 $15.93
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.39 0.29 0.33 0.17 0.30
c
Net realized and unrealized gains (losses) 2.11 (1.59) 3.15 (1.41) 1.52 (0.16)
Total from investment operations ........ 2.27 (1.20) 3.44 (1.08) 1.69 0.14
Less distributions from:
Net investment income .............. (0.18) (0.54) (0.50) (0.47) (0.56) (0.24)
Net realized gains ................. (0.37) (1.59) (0.36) — — —
Total distributions ................... (0.55) (2.13) (0.86) (0.47) (0.56) (0.24)
Net asset value, end of period .......... $16.38 $14.66 $17.99 $15.41 $16.96 $15.83
Total return
d
....................... 15.29% (5.17)% 22.62% (6.52)% 10.76% 0.81%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.24% 1.14% 1.15% 1.14% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00%
f
1.04%
f
1.15%
f
1.14%
g
1.11%
g
Net investment income ............... 2.09% 2.73% 1.66% 1.92% 1.04% 1.99%
c
Supplemental data
Net assets, end of period (000’s) ........ $911 $966 $1,057 $878 $819 $821
Portfolio turnover rate ................ 15.87% 23.01% 28.34% 17.78% 22.18% 28.53%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.59%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.21 $17.50 $15.00 $16.52 $15.42 $15.52
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.35 0.24 0.27 0.13 0.28
c
Net realized and unrealized gains (losses) 2.03 (1.56) 3.08 (1.36) 1.47 (0.19)
Total from investment operations ........ 2.17 (1.21) 3.32 (1.09) 1.60 0.09
Less distributions from:
Net investment income .............. (0.14) (0.49) (0.46) (0.43) (0.50) (0.19)
Net realized gains ................. (0.37) (1.59) (0.36) — — —
Total distributions ................... (0.51) (2.08) (0.82) (0.43) (0.50) (0.19)
Net asset value, end of period .......... $15.87 $14.21 $17.50 $15.00 $16.52 $15.42
Total return
d
....................... 15.18% (5.39)% 22.37% (6.77)% 10.47% 0.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.48% 1.39% 1.40% 1.39% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.25% 1.25%
f
1.29%
f
1.40%
f
1.39%
g
1.36%
g
Net investment income ............... 1.85% 2.47% 1.41% 1.67% 0.79% 1.74%
c
Supplemental data
Net assets, end of period (000’s) ........ $146,478 $134,051 $159,153 $146,408 $183,532 $193,707
Portfolio turnover rate ................ 15.87% 23.01% 28.34% 17.78% 22.18% 28.53%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Global Real Estate VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 19,502 $ 1,243,967
Equity Real Estate Investment Trusts (REITs) 78.6%
Aedifica SA .......................................... Belgium 8,598 1,135,908
Alexandria Real Estate Equities, Inc. ....................... United States 20,412 3,713,759
Allied Properties Real Estate Investment Trust ................ Canada 30,168 1,096,244
American Homes 4 Rent, A .............................. United States 85,407 3,318,062
Americold Realty Trust ................................. United States 32,340 1,224,069
AvalonBay Communities, Inc. ............................ United States 21,556 4,498,522
Boston Properties, Inc. ................................. United States 10,858 1,244,218
Broadstone Net Lease, Inc. .............................. United States 62,698 1,467,760
Camden Property Trust ................................. United States 25,582 3,393,964
Canadian Apartment Properties REIT ...................... Canada 49,994 2,343,740
b
Capital & Counties Properties plc ......................... United Kingdom 210,568 470,468
CapitaLand Integrated Commercial Trust .................... Singapore 814,766 1,268,478
City Office REIT, Inc. ................................... United States 32,662 405,989
Cousins Properties, Inc. ................................ United States 64,046 2,355,612
CyrusOne , Inc. ....................................... United States 16,723 1,196,029
Derwent London plc ................................... United Kingdom 32,944 1,511,220
Dexus .............................................. Australia 235,090 1,873,696
Douglas Emmett, Inc. .................................. United States 13,170 442,775
Equinix , Inc. ......................................... United States 5,521 4,431,155
Equity LifeStyle Properties, Inc. ........................... United States 38,769 2,880,924
Gecina SA .......................................... France 12,802 1,961,582
GLP J- Reit .......................................... Japan 921 1,588,546
Goodman Group ...................................... Australia 172,218 2,724,922
GPT Group (The) ..................................... Australia 279,335 1,021,643
H&R Real Estate Investment Trust ........................ Canada 45,094 581,975
Healthcare Realty Trust, Inc. ............................. United States 42,682 1,288,996
Healthpeak Properties, Inc. .............................. United States 118,506 3,945,065
b
Host Hotels & Resorts, Inc. .............................. United States 99,586 1,701,925
Hulic Reit , Inc. ....................................... Japan 729 1,227,055
Ichigo Office REIT Investment Corp. ....................... Japan 922 818,961
c
Inmobiliaria Colonial Socimi SA ........................... Spain 124,180 1,254,216
Japan Hotel REIT Investment Corp. ........................ Japan 1,153 690,365
Kenedix Office Investment Corp. .......................... Japan 217 1,528,424
Kilroy Realty Corp. .................................... United States 24,904 1,734,315
Life Storage, Inc. ...................................... United States 10,147 1,089,280
Link REIT ........................................... Hong Kong 128,016 1,238,590
Mapletree Logistics Trust ............................... Singapore 966,591 1,477,597
MGM Growth Properties LLC, A ........................... United States 44,163 1,617,249
NETSTREIT Corp. .................................... United States 32,315 745,184
NTT UD REIT Investment Corp. .......................... Japan 822 1,213,676
Orix JREIT, Inc. ....................................... Japan 726 1,393,838
Prologis, Inc. ......................................... United States 72,949 8,719,594
Public Storage ....................................... United States 13,900 4,179,591
Realty Income Corp. ................................... United States 51,695 3,450,124
Regency Centers Corp. ................................. United States 47,678 3,054,729
Rexford Industrial Realty, Inc. ............................ United States 48,472 2,760,480
RPT Realty .......................................... United States 50,107 650,389
b
Ryman Hospitality Properties, Inc. ......................... United States 15,182 1,198,771
SBA Communications Corp. ............................. United States 4,191 1,335,672
Segro plc ........................................... United Kingdom 230,993 3,497,090
Simon Property Group, Inc. .............................. United States 18,620 2,429,538
Spirit Realty Capital, Inc. ................................ United States 53,535 2,561,114
Terreno Realty Corp. ................................... United States 23,528 1,518,027
UDR, Inc. ........................................... United States 74,490 3,648,520
UNITE Group plc (The) ................................. United Kingdom 110,575 1,642,892

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower , Inc. ....................................... United States 48,456 $ 4,026,694
115,789,221
Real Estate Management & Development 18.8%
c
Aroundtown SA ....................................... Germany 202,748 1,582,021
CapitaLand Ltd. ...................................... Singapore 652,181 1,801,407
a,b
CTP NV, 144A, Reg S .................................. Netherlands 40,772 822,928
Fabege AB .......................................... Sweden 81,751 1,310,971
b
Fastighets AB Balder, B ................................. Sweden 26,914 1,687,297
Grainger plc ......................................... United Kingdom 442,430 1,743,804
Hang Lung Properties Ltd. ............................... Hong Kong 364,000 882,799
LEG Immobilien SE .................................... Germany 8,915 1,283,483
Mitsubishi Estate Co. Ltd. ............................... Japan 145,920 2,358,802
Mitsui Fudosan Co. Ltd. ................................ Japan 148,642 3,437,458
New World Development Co. Ltd. ......................... Hong Kong 276,639 1,434,627
Nomura Real Estate Holdings, Inc. ........................ Japan 45,581 1,154,617
Shurgard Self Storage SA ............................... Belgium 19,218 928,584
Sun Hung Kai Properties Ltd. ............................ Hong Kong 170,442 2,533,084
Vonovia SE .......................................... Germany 74,067 4,787,023
27,748,905
Total Common Stocks (Cost $94,543,288) ......................................
144,782,093
Short Term Investments 2.3%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.5%
d
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value
$711,231)
BNP Paribas Securities Corp. (Maturity Value $519,014)
Deutsche Bank Securities, Inc. (Maturity Value $78,975)
HSBC Securities (USA), Inc. (Maturity Value $113,242)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
6/20/47 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 1.88%, 4/30/22 (valued at
$725,960) ......................................... 711,230 711,230
Total Repurchase Agreements (Cost $711,230) ..................................
711,230
e
Investments from Cash Collateral Received for
Loaned Securities 1.8%
Country Shares
Money Market Funds 1.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,136,000 2,136,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-10
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $534,541)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$545,231) ......................................... 534,540 $ 534,540
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,670,540) ............................................................
2,670,540
Total Short Term Investments (Cost $3,381,770 ) .................................
3,381,770
a
Total Investments (Cost $97,925,058) 100.5% ...................................
$148,163,863
Other Assets, less Liabilities (0.5)% ...........................................
(775,344)
Net Assets 100.0% ...........................................................
$147,388,519
See A bbreviations on page FGR- 21 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $2,066,895, representing 1.4% of net assets.
b
Non-income producing.
c
A portion or all of the security is on loan at June 30, 2021. See Note 1(d) .
d
See Note 1(c) regarding joint repurchase agreement.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-11
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $94,543,288
Cost - Non-controlled affiliates (Note 3e) ........................................................ 2,136,000
Cost - Unaffiliated repurchase agreements ...................................................... 1,245,770
Value - Unaffiliated issuers (Includes securities loaned of $2,441,010) ................................. $144,782,093
Value - Non-controlled affiliates (Note 3e) ....................................................... 2,136,000
Value - Unaffiliated repurchase agreements ...................................................... 1,245,770
Foreign currency, at value (cost $2,779) .......................................................... 2,765
Receivables:
Investment securities sold ................................................................... 2,600,544
Capital shares sold ........................................................................ 10,227
Dividends ............................................................................... 491,999
European Union tax reclaims (Note 1 e ) ......................................................... 1,319,112
Total assets .......................................................................... 152,588,510
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,141,700
Capital shares redeemed ................................................................... 108,388
Management fees ......................................................................... 112,905
Distribution fees .......................................................................... 30,710
Payable upon return of securities loaned (Note 1 d ) .................................................. 2,670,540
Accrued expenses and other liabilities ........................................................... 135,748
Total liabilities ......................................................................... 5,199,991
Net assets, at value ................................................................. $147,388,519
Net assets consist of:
Paid-in capital ............................................................................. $95,195,600
Total distributable earnings (losses) ............................................................. 52,192,919
Net assets, at value ................................................................. $147,388,519
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $910,930
Shares outstanding ........................................................................ 55,618
Net asset value and maximum offering price per share ............................................. $16.38
Class 2:
Net assets, at value ....................................................................... $146,477,589
Shares outstanding ........................................................................ 9,230,494
Net asset value and maximum offering price per share ............................................. $15.87

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-12
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $33,456)
Unaffiliated issuers ........................................................................ $2,083,670
Interest:
Unaffiliated issuers ........................................................................ 185
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,823
Non-controlled affiliates (Note 3e) ............................................................. 26
Other income (Note 1e) ...................................................................... 66,307
Total investment income ................................................................... 2,152,011
Expenses:
Management fees (Note 3 a ) ................................................................... 727,567
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 172,162
Custodian fees (Note 4 ) ...................................................................... 2,620
Reports to shareholders ...................................................................... 16,233
Professional fees ........................................................................... 42,816
Trustees' fees and expenses .................................................................. 800
Other .................................................................................... 4,098
Total expenses ......................................................................... 966,296
Expenses waived/paid by affiliates (Note 3e) ................................................... (101,287)
Net expenses ......................................................................... 865,009
Net investment income ................................................................ 1,287,002
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,934,989
Foreign currency transactions ................................................................ (60,344)
Net realized gain (loss) .................................................................. 5,874,645
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 12,716,368
Translation of other assets and liabilities denominated in foreign currencies .............................. (26,699)
Net change in unrealized appreciation (depreciation) ............................................ 12,689,669
Net realized and unrealized gain (loss) ............................................................ 18,564,314
Net increase (decrease) in net assets resulting from operations .......................................... $19,851,316

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-13
Franklin Global Real Estate VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,287,002 $3,273,214
Net realized gain (loss) ................................................. 5,874,645 5,502,334
Net change in unrealized appreciation (depreciation) ........................... 12,689,669 (18,826,188)
Net increase (decrease) in net assets resulting from operations ................ 19,851,316 (10,050,640)
Distributions to shareholders:
Class 1 ............................................................. (29,467) (122,579)
Class 2 ............................................................. (4,585,707) (18,130,603)
Total distributions to shareholders .......................................... (4,615,174) (18,253,182)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (144,576) 91,462
Class 2 ............................................................. (2,720,298) 3,019,898
Total capital share transactions ............................................ (2,864,874) 3,111,360
Net increase (decrease) in net assets ................................... 12,371,268 (25,192,462)
Net assets:
Beginning of period ..................................................... 135,017,251 160,209,713
End of period .......................................................... $147,388,519 $135,017,251

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Global Real Estate VIP Fund
FGR-14
Semiannual Report
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Global Real Estate VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 82.6% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-15
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-16
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, when EU reclaims are received by the
Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-17
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. The Fund intends to
distribute substantially all of the income quarterly.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 81 $1,190 2,518 $33,827
Shares issued in reinvestment of distributions .......... 1,752 29,467 9,436 122,579
Shares redeemed ............................... (12,099) (175,233) (4,809) (64,944)
Net increase (decrease) .......................... (10,266) $(144,576) 7,145 $91,462
Class 2 Shares:
Shares sold ................................... 110,829 $1,680,999 236,639 $3,343,255
Shares issued in reinvestment of distributions .......... 281,332 4,585,707 1,438,937 18,130,603
Shares redeemed ............................... (598,269) (8,987,004) (1,332,313) (18,453,960)
Net increase (decrease) .......................... (206,108) $(2,720,298) 343,263 $3,019,898
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-18
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-19
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2021, the cost of investments, and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $163,000 $8,076,000 $(6,103,000) $ — $ — $2,136,000 2,136,000 $26
Total Affiliated Securities .... $163,000 $8,076,000 $(6,103,000) $— $— $2,136,000 $26
Cost of investments .......................................................................... $104,311,067
Unrealized appreciation ........................................................................ $50,906,591
Unrealized depreciation ........................................................................ (7,053,795)
Net unrealized appreciation (depreciation) .......................................................... $43,852,796
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-20
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$21,744,114 and $28,512,743 respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,670,540 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-21
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 1,243,967 $ — $ 1,243,967
Equity Real Estate Investment Trusts (REITs) . 89,481,492 26,307,729 — 115,789,221
Real Estate Management & Development .... — 27,748,905 — 27,748,905
Short Term Investments ................... 2,136,000 1,245,770 — 3,381,770
Total Investments in Securities ........... $91,617,492 $56,546,371
a
$— $148,163,863
a
Includes foreign securities valued at $55,300,601, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
10. Fair Value Measurements
(continued)

FGI-1
Semiannual Report
Franklin Growth and Income VIP Fund
This semi annual report for Franklin Growth and Income VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +13.88% total return* for the six-month period ended June 30, 2021.
*The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FGI-2
Semiannual Report
Franklin Growth and Income VIP Fund
Fund Goals and Main Investments
The Fund seeks capital appreciation with current income
as a secondary goal. Under normal market conditions, the
Fund invests predominantly in equity securities, including
common stock, preferred stock and securities convertible
into common stocks, with the remainder of its net assets
in other equity-related instruments such as convertible
securities and equity-linked notes (ELNs). The Fund does
not currently anticipate investing more than 15% of its net
assets in foreign securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. A blend strategy
results in investments in both value and growth stocks, or
in stocks with characteristics of both. Value securities may not increase in price as anticipated or may decline further if other investors fail to recognize the company’s value or favor investing in faster growing companies. Growth stock prices
reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Because the Fund can only distribute what it
earns, the Fund’s distributions to shareholders may decline
when dividend income from investments in stocks decline
or when prevailing interest rates fall. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject
to greater risks of adverse developments in such areas of
focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Special risks
are associated with foreign investing, including currency
exchange rates and policies, country or government specific
issues, less favorable trading practices or regulation and
greater price volatility; investments in emerging markets
typically involve heightened risks related to the same
factors. Common stocks with higher dividend yields can be
sensitive to interest-rate movements. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Russell 1000
®
Value Index, posted a
+17.05% total return.
1
Also for comparison, the Fund’s
secondary benchmark, the Standard & Poor’s
®
500 Index
(S&P 500
®
) posted a +15.25% total return.
1
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+15.25% total return for the six months ended June 30,
2021.
1
Stocks benefited from the continued economic
recovery, accommodative monetary policy, additional fiscal
stimulus measures, implementation of novel coronavirus
(COVID-19) vaccination programs and easing pandemic
restrictions. As many businesses reopened, stimulus
payments and generally high household savings contributed
to increased consumer spending. The progress toward
a bipartisan infrastructure bill further bolstered investor
sentiment, aiding equities to reach new all-time price highs toward period-end.
Portfolio Composition
6/30/21
% of Total
Net Assets
Banks 11.6%
Capital Markets 8.4%
Electric Utilities 5.9%
Health Care Equipment & Supplies 5.8%
Oil, Gas & Consumable Fuels 5.2%
Chemicals 5.1%
Pharmaceuticals 5.0%
Aerospace & Defense 3.8%
Beverages 3.7%
Multiline Retail 3.4%
Semiconductors & Semiconductor Equipment 3.4%
Specialty Retail 3.4%
Machinery 3.3%
Electrical Equipment 3.0%
Other* 28.7%
Short-Term Investments & Other Net Assets 0.3%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin Growth and Income VIP Fund
FGI-3
Semiannual Report
The U.S. economic recovery accelerated in 2021’s first
quarter, with total economic output nearly reaching
pre-pandemic levels, as the lifting of many COVID-19
restrictions and strong consumer spending bolstered
growth. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials. The unemployment
rate declined from 6.7% in December 2020 to 5.9% in June
2021 as job openings grew, but a relative lack of available
workers fueled wage growth, adding to some investors’
inflation concerns.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
bond purchasing. In its June 2021 meeting statement, the
Fed indicated that rising inflation largely reflected transitory factors and it would monitor incoming information and
adjust its monetary policy stance as needed to attain its
employment and price stability goals.
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
Manager’s Discussion
During the six months under review, nearly all sectors
represented in the Fund’s portfolio posted positive returns
and contributed to absolute performance, led by financials,
industrials, consumer discretionary and energy. The
improving economic backdrop with the rollout of COVID-19
vaccines boosted financial stocks, including our investments in Morgan Stanley, Bank of America and JPMorgan Chase—
the Fund’s top three individual contributors during the period.
These financial institutions have managed the pandemic
disruptions better than many of their peers because of
the diversification of their revenue streams and focus on
improving operational efficiency.
In the industrials sector, our positions in air freight and
logistics firm United Parcel Service and aerospace and
defense company Raytheon Technologies boosted
performance. In consumer discretionary, our holding in
omni-channel retailer Target aided results. In the energy
sector, our investments in oil, gas and consumable fuels
companies Chevron and Suncor Energy (Canada) benefited
performance.
In contrast, the consumer staples sector was the only sector that detracted from the Fund’s absolute performance. Within
the sector, our position in household products company
Procter & Gamble hindered returns. Although the company
continued to execute well, the market has generally
preferred companies that will see relatively more demand
from economies reopening. Our holding in U.K. personal
products company Unilever (not held at period-end) also
hampered Fund returns.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
A a
Bank of America Corp. 4.3%
Banks, United States
JPMorgan Chase & Co. 4.1%
Banks, United States
Morgan Stanley 3.7%
Capital Markets, United States
Johnson & Johnson 3.1%
Pharmaceuticals, United States
Raytheon Technologies Corp. 2.8%
Aerospace & Defense, United States
Target Corp. 2.8%
Multiline Retail, United States
Medtronic plc 2.8%
Health Care Equipment & Supplies, United
States
United Parcel Service, Inc. 2.6%
Air Freight & Logistics, United States
Duke Energy Corp. 2.6%
Electric Utilities, United States
Procter & Gamble Co. (The) 2.4%
Household Products, United States
2. Source: Bureau of Labor Statistics.

Franklin Growth and Income VIP Fund
FGI-4
Semiannual Report
Other individual detractors included our positions in electric utility firm NextEra Energy, multi-utility firm Xcel Energy and water utility company Essential Utilities, as the improving
economic outlook hurt the performance of traditionally
defensive areas of investment, such as utilities. Elsewhere, our holdings in chemicals firm Huntsman and food and
staples retailer Walmart also detracted from the Fund’s
absolute performance.
Thank you for your participation in Franklin Growth and
Income VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Growth and Income VIP Fund
FGI-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,138.80 $3.13 $1,021.87 $2.96 0.59%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-6
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.33 $17.20 $14.80 $16.32 $15.97 $15.94
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.31 0.41 0.31 0.35 0.40
Net realized and unrealized gains (losses) 1.73 (0.13) 3.28 (0.97) 2.04 1.33
Total from investment operations ........ 1.86 0.18 3.69 (0.66) 2.39 1.73
Less distributions from:
Net investment income .............. (0.39) (0.63) (0.41) (0.43) (1.03) (0.46)
Net realized gains ................. (0.99) (3.42) (0.88) (0.43) (1.01) (1.24)
Total distributions ................... (1.38) (4.05) (1.29) (0.86) (2.04) (1.70)
Net asset value, end of period .......... $13.81 $13.33 $17.20 $14.80 $16.32 $15.97
Total return
c
....................... 13.88% 5.81% 26.05% (4.37)% 16.15% 11.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.83% 0.72% 0.73% 0.72% 0.59%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.59% 0.59% 0.59% 0.59% 0.59%
f
Net investment income ............... 1.91% 2.31% 2.07% 1.96% 2.21% 2.38%
Supplemental data
Net assets, end of period (000’s) ........ $3,856 $3,206 $3,539 $31,479 $35,865 $29,829
Portfolio turnover rate ................ 15.81% 33.46% 25.20% 24.29% 33.91% 40.59%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.97 $16.84 $14.51 $16.02 $15.69 $15.68
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.27 0.25 0.27 0.31 0.30
Net realized and unrealized gains (losses) 1.67 (0.14) 3.33 (0.96) 2.00 1.37
Total from investment operations ........ 1.78 0.13 3.58 (0.69) 2.31 1.67
Less distributions from:
Net investment income .............. (0.36) (0.58) (0.37) (0.39) (0.97) (0.42)
Net realized gains ................. (0.99) (3.42) (0.88) (0.43) (1.01) (1.24)
Total distributions ................... (1.35) (4.00) (1.25) (0.82) (1.98) (1.66)
Net asset value, end of period .......... $13.40 $12.97 $16.84 $14.51 $16.02 $15.69
Total return
c
....................... 13.70% 5.52% 25.66% (4.58)% 15.85% 11.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.08% 0.97% 0.98% 0.97% 0.84%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84% 0.84% 0.84% 0.84% 0.84% 0.84%
f
Net investment income ............... 1.66% 2.07% 1.82% 1.71% 1.96% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $68,317 $64,455 $69,635 $61,855 $74,105 $69,474
Portfolio turnover rate ................ 15.81% 33.46% 25.20% 24.29% 33.91% 40.59%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Growth and Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.4%
Aerospace & Defense 3.8%
Lockheed Martin Corp. ................................. United States 1,765 $ 667,788
Raytheon Technologies Corp. ............................ United States 24,305 2,073,459
2,741,247
Air Freight & Logistics 2.7%
United Parcel Service, Inc., B ............................ United States 9,210 1,915,404
Banks 10.7%
Bank of America Corp. ................................. United States 59,140 2,438,342
Citigroup, Inc. ........................................ United States 17,295 1,223,621
JPMorgan Chase & Co. ................................. United States 19,220 2,989,479
Truist Financial Corp. .................................. United States 18,840 1,045,620
7,697,062
Beverages 3.7%
Coca-Cola Co. (The) ................................... United States 26,465 1,432,021
PepsiCo, Inc. ........................................ United States 8,350 1,237,220
2,669,241
Capital Markets 8.4%
a
Apollo Global Management, Inc. .......................... United States 17,800 1,107,160
Ares Management Corp. ................................ United States 17,850 1,135,081
BlackRock, Inc. ....................................... United States 1,325 1,159,335
Morgan Stanley ....................................... United States 29,095 2,667,721
6,069,297
Chemicals 3.6%
BASF SE ........................................... Germany 7,640 603,151
Huntsman Corp. ...................................... United States 26,970 715,244
Linde plc ............................................ United Kingdom 2,070 598,437
Sherwin-Williams Co. (The) .............................. United States 2,445 666,140
2,582,972
Commercial Services & Supplies 1.5%
Republic Services, Inc. ................................. United States 10,070 1,107,801
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 8,125 430,625
Diversified Telecommunication Services 2.0%
TELUS Corp. ........................................ Canada 13,900 311,692
Verizon Communications, Inc. ............................ United States 20,155 1,129,285
1,440,977
Electric Utilities 5.9%
Duke Energy Corp. .................................... United States 19,125 1,888,020
Entergy Corp. ........................................ United States 6,145 612,656
NextEra Energy, Inc. ................................... United States 20,770 1,522,026
Xcel Energy, Inc. ...................................... United States 3,950 260,226
4,282,928
Electrical Equipment 2.4%
Eaton Corp. plc ....................................... United States 7,480 1,108,387
Emerson Electric Co. .................................. United States 6,530 628,447
1,736,834
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 5,185 619,763

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage ....................................... United States 950 $ 285,656
905,419
Food & Staples Retailing 1.3%
Walmart, Inc. ........................................ United States 6,480 913,810
Health Care Equipment & Supplies 2.8%
Medtronic plc ........................................ United States 16,250 2,017,112
Health Care Providers & Services 2.3%
HCA Healthcare, Inc. ................................... United States 3,321 686,584
UnitedHealth Group, Inc. ................................ United States 2,480 993,091
1,679,675
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp. ..................................... United States 4,785 1,105,287
Household Products 2.4%
Procter & Gamble Co. (The) ............................. United States 12,775 1,723,731
Insurance 0.5%
Arthur J Gallagher & Co. ................................ United States 2,815 394,325
IT Services 1.4%
Fidelity National Information Services, Inc. ................... United States 3,400 481,678
Visa, Inc., A .......................................... United States 2,130 498,037
979,715
Machinery 1.2%
Illinois Tool Works, Inc. ................................. United States 2,160 482,890
Stanley Black & Decker, Inc. ............................. United States 1,888 387,021
869,911
Media 1.9%
Comcast Corp., A ..................................... United States 24,290 1,385,016
Multiline Retail 2.8%
Target Corp. ......................................... United States 8,350 2,018,529
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd. ......................... Canada 15,360 557,261
Chevron Corp. ....................................... United States 14,190 1,486,260
Royal Dutch Shell plc, ADR, A ............................ Netherlands 19,250 777,700
Suncor Energy, Inc. .................................... Canada 37,845 907,145
3,728,366
Pharmaceuticals 5.0%
Johnson & Johnson ................................... United States 13,910 2,291,533
Merck & Co., Inc. ..................................... United States 6,170 479,841
Pfizer, Inc. ........................................... United States 21,425 839,003
3,610,377
Road & Rail 1.5%
Norfolk Southern Corp. ................................. United States 4,150 1,101,451
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc. ....................................... United States 870 414,851
Texas Instruments, Inc. ................................. United States 5,005 962,461
1,377,312

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.0%
Microsoft Corp. ....................................... United States 3,150 $ 853,335
Oracle Corp. ......................................... United States 8,030 625,055
1,478,390
Specialty Retail 2.6%
Lowe's Cos., Inc. ...................................... United States 5,370 1,041,619
TJX Cos., Inc. (The) ................................... United States 11,990 808,366
1,849,985
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. .......................................... United States 2,865 392,390
Total Common Stocks (Cost $35,453,391) ......................................
60,205,189
b
Equity-Linked Securities 9.7%
Banks 0.9%
c
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 23,000 685,445
Chemicals 1.5%
c
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), 144A, 6.5%, 7/09/21 ............................ United States 800 531,922
c
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 2,037 555,586
1,087,508
Electrical Equipment 0.6%
c
Royal Bank of Canada into Eaton Corp. plc, 144A, 7%, 8/30/21 ... United States 2,900 398,072
Equity Real Estate Investment Trusts (REITs) 0.7%
c
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 16,000 533,664
Food & Staples Retailing 0.7%
c
Citigroup Global Markets Holdings, Inc. into Tesco plc, 144A, 6.5%,
1/10/22 ........................................... United Kingdom 3,150 509,924
Health Care Providers & Services 0.6%
c
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 6%, 7/15/22 United States 2,100 432,922
Internet & Direct Marketing Retail 0.9%
c
Credit Suisse AG into Amazon.com, Inc., 144A, 5%, 4/22/22 ..... United States 200 679,471
IT Services 0.8%
c
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 1,500 340,960
c
Royal Bank of Canada into Fidelity National Information Services,
Inc., 144A, 5%, 5/27/22 ............................... United States 1,400 202,820
543,780
Machinery 0.8%
c
Credit Suisse AG into Stanley Black & Decker, Inc., 144A, 6.5%,
3/31/22 ........................................... United States 3,000 606,014
Multiline Retail 0.6%
c
Barclays Bank plc into Dollar Tree, Inc., Senior Note , 144A, 5.5%,
1/14/22 ........................................... United States 4,100 422,653
Software 0.8%
c
Barclays Bank plc into Oracle Corp., 144A, 7%, 7/30/21 ........ United States 8,000 559,643

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-11
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Specialty Retail 0.8%
c
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
144A, 6.5%, 9/14/21 ................................. United States 8,808 $ 567,558
Total Equity-Linked Securities (Cost $6,364,401) ................................
7,026,654
Convertible Preferred Stocks 6.6%
Health Care Equipment & Supplies 3.0%
a
Becton Dickinson and Co., 6%, B ......................... United States 13,670 731,482
Boston Scientific Corp., 5.5%, A .......................... United States 3,435 398,666
Danaher Corp., 4.75%, A ................................ United States 485 872,326
a
Danaher Corp., 5%, B .................................. United States 116 171,131
2,173,605
Machinery 1.3%
Fortive Corp., 5%, A ................................... United States 945 928,944
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc., 8%, A .................................. United States 695 1,056,310
Water Utilities 0.8%
Essential Utilities, Inc., 6% .............................. United States 10,380 593,528
Total Convertible Preferred Stocks (Cost $3,927,419) ............................
4,752,387
Total Long Term Investments (Cost $45,745,211) ................................
71,984,230
a
Short Term Investments 1.3%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
d
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value
$130,991)
BNP Paribas Securities Corp. (Maturity Value $95,590)
Deutsche Bank Securities, Inc. (Maturity Value $14,545)
HSBC Securities (USA), Inc. (Maturity Value $20,856)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
6/20/47 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 1.88%, 4/30/22 (valued at
$133,704) ......................................... 130,991 130,991
Total Repurchase Agreements (Cost $130,991) ..................................
130,991
e
Investments from Cash Collateral Received for
Loaned Securities 1.1%
Country Shares
Money Market Funds 0.9%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 671,000 671,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-12
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
d
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $168,963)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$172,342) ......................................... 168,963 $ 168,963
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $839,963) .............................................................
839,963
Total Short Term Investments (Cost $970,954 ) ..................................
970,954
a
Total Investments (Cost $46,716,165) 101.0% ...................................
$72,955,184
Other Assets, less Liabilities (1.0)% ...........................................
(781,516)
Net Assets 100.0% ...........................................................
$72,173,668
See Abbreviations on page FGI- 24 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at June 30, 2021. See Note 1(e).
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $7,026,654, representing 9.7% of net assets.
d
See Note 1(c) regarding joint repurchase agreement.
e
See Note 1(e) regarding securities on loan.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-13
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $45,745,211
Cost - Non-controlled a ffiliate s (Note 3e) ........................................................ 671,000
Cost - Unaffiliated repurchase agreements ...................................................... 299,954
Value - Unaffiliated issuers (Includes securities loaned of $811,762) ................................... $71,984,230
Value - Non-controlled affiliates (Note 3e) ....................................................... 671,000
Value - Unaffiliated repurchase agreements ...................................................... 299,954
Cash .................................................................................... 534,794
Receivables:
Investment securities sold ................................................................... 175,786
Capital shares sold ........................................................................ 20,552
Dividends ............................................................................... 75,762
Total assets .......................................................................... 73,762,078
Liabilities:
Payables:
Investment securities purchased .............................................................. 560,068
Capital shares redeemed ................................................................... 79,612
Management fees ......................................................................... 25,232
Distribution fees .......................................................................... 14,061
Payable upon return of securities loaned (Note 1 e ) .................................................. 839,963
Accrued expenses and other liabilities ........................................................... 69,474
Total liabilities ......................................................................... 1,588,410
Net assets, at value ................................................................. $72,173,668
Net assets consist of:
Paid-in capital ............................................................................. $40,621,269
Total distributable earnings (losses) ............................................................. 31,552,399
Net assets, at value ................................................................. $72,173,668
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $3,856,171
Shares outstanding ........................................................................ 279,306
Net asset value and maximum offering price per share ............................................. $13.81
Class 2:
Net assets, at value ....................................................................... $68,317,497
Shares outstanding ........................................................................ 5,096,745
Net asset value and maximum offering price per share ............................................. $13.40

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-14
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $12,992)
Unaffiliated issuers ........................................................................ $870,264
Interest:
Unaffiliated issuers ........................................................................ 893
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,139
Non-controlled affiliates (Note 3 e ) ............................................................. 15
Total investment income ................................................................... 872,311
Expenses:
Management fees (Note 3 a ) ................................................................... 217,769
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 82,814
Custodian fees (Note 4 ) ...................................................................... 580
Reports to shareholders ...................................................................... 24,248
Professional fees ........................................................................... 31,988
Trustees' fees and expenses .................................................................. 585
Other .................................................................................... 7,135
Total expenses ......................................................................... 365,119
Expense reductions (Note 4 ) ............................................................... (261)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (76,420)
Net expenses ......................................................................... 288,438
Net investment income ................................................................ 583,873
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,981,310
Foreign currency transactions ................................................................ 172
Net realized gain (loss) .................................................................. 4,981,482
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,461,349
Translation of other assets and liabilities denominated in foreign currencies .............................. (518)
Net change in unrealized appreciation (depreciation) ............................................ 3,460,831
Net realized and unrealized gain (loss) ............................................................ 8,442,313
Net increase (decrease) in net assets resulting from operations .......................................... $9,026,186

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-15
Franklin Growth and Income VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $583,873 $1,330,696
Net realized gain (loss) ................................................. 4,981,482 5,087,661
Net change in unrealized appreciation (depreciation) ........................... 3,460,831 (3,257,210)
Net increase (decrease) in net assets resulting from operations ................ 9,026,186 3,161,147
Distributions to shareholders:
Class 1 ............................................................. (341,784) (726,968)
Class 2 ............................................................. (6,298,087) (15,849,541)
Total distributions to shareholders .......................................... (6,639,871) (16,576,509)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 547,376 235,202
Class 2 ............................................................. 1,579,448 7,666,739
Total capital share transactions ............................................ 2,126,824 7,901,941
Net increase (decrease) in net assets ................................... 4,513,139 (5,513,421)
Net assets:
Beginning of period ..................................................... 67,660,529 73,173,950
End of period .......................................................... $72,173,668 $67,660,529

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Growth and Income VIP Fund
FGI-16
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Growth and Income VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 41.1% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-17
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-18
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-19
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 35,232 $508,884 15,478 $202,485
Shares issued in reinvestment of distributions .......... 24,660 341,784 65,434 726,968
Shares redeemed ............................... (20,984) (303,292) (46,293) (694,251)
Net increase (decrease) .......................... 38,908 $547,376 34,619 $235,202
Class 2 Shares:
Shares sold ................................... 38,555 $521,306 249,299 $3,313,867
Shares issued in reinvestment of distributions .......... 467,911 6,298,087 1,464,837 15,849,541
Shares redeemed ............................... (379,721) (5,239,945) (879,658) (11,496,669)
Net increase (decrease) .......................... 126,745 $1,579,448 834,478 $7,666,739
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-20
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-21
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$10,991,526 and $15,054,114, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $114,000 $6,109,000 $(5,552,000) $ — $ — $671,000 671,000 $15
Total Affiliated Securities .... $114,000 $6,109,000 $(5,552,000) $— $— $671,000 $15
Cost of investments .......................................................................... $46,871,539
Unrealized appreciation ........................................................................ $26,579,106
Unrealized depreciation ........................................................................ (495,461)
Net unrealized appreciation (depreciation) .......................................................... $26,083,645
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-22
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$839,963 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 2,741,247 $ — $ — $ 2,741,247
Air Freight & Logistics ................... 1,915,404 — — 1,915,404
6. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-23
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Banks ............................... $ 7,697,062 $ — $ — $ 7,697,062
Beverages ........................... 2,669,241 — — 2,669,241
Capital Markets ........................ 6,069,297 — — 6,069,297
Chemicals ........................... 1,979,821 603,151 — 2,582,972
Commercial Services & Supplies ........... 1,107,801 — — 1,107,801
Communications Equipment .............. 430,625 — — 430,625
Diversified Telecommunication Services ..... 1,440,977 — — 1,440,977
Electric Utilities ........................ 4,282,928 — — 4,282,928
Electrical Equipment .................... 1,736,834 — — 1,736,834
Equity Real Estate Investment Trusts (REITs) . 905,419 — — 905,419
Food & Staples Retailing ................. 913,810 — — 913,810
Health Care Equipment & Supplies ......... 2,017,112 — — 2,017,112
Health Care Providers & Services .......... 1,679,675 — — 1,679,675
Hotels, Restaurants & Leisure ............. 1,105,287 — — 1,105,287
Household Products .................... 1,723,731 — — 1,723,731
Insurance ............................ 394,325 — — 394,325
IT Services ........................... 979,715 — — 979,715
Machinery ............................ 869,911 — — 869,911
Media ............................... 1,385,016 — — 1,385,016
Multiline Retail ........................ 2,018,529 — — 2,018,529
Oil, Gas & Consumable Fuels ............. 3,728,366 — — 3,728,366
Pharmaceuticals ....................... 3,610,377 — — 3,610,377
Road & Rail .......................... 1,101,451 — — 1,101,451
Semiconductors & Semiconductor Equipment . 1,377,312 — — 1,377,312
Software ............................. 1,478,390 — — 1,478,390
Specialty Retail ........................ 1,849,985 — — 1,849,985
Technology Hardware, Storage & Peripherals . 392,390 — — 392,390
Equity-Linked Securities ................... — 7,026,654 — 7,026,654
Convertible Preferred Stocks ............... 4,752,387 — — 4,752,387
Short Term Investments ................... 671,000 299,954 — 970,954
Total Investments in Securities ........... $65,025,425 $7,929,759
a
$— $72,955,184
a
Includes foreign securities valued at $603,151, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-24
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Semiannual Report
Franklin Income VIP Fund
This semi annual report for Franklin Income VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +10.91 % total return* for the six-month period ended June 30, 2021.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays
U.S. High Yield Very Liquid Index + 25% Bloomberg Barclays U.S. Aggregate Bond Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Income VIP Fund
Fund Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests in a diversified portfolio of debt and equity securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. High-yield debt
securities are generally considered predominantly
speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because
they may be more highly leveraged, or because of other
considerations. The Fund’s share price and yield will be
affected by interest rate movements. When interest rates
rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Changes in an issuer’s financial strength or in a
security’s or government’s credit rating may affect a
security’s value. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline
when prevailing interest rates fall, when dividend income
from investments in stocks decline, or when the Fund
experiences defaults on debt securities it holds. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency
exchange rates and policies, country or government specific
issues, less favorable trading practices or regulation and
greater price volatility. The Fund is actively managed but
there is no guarantee that the manager’s investment
decisions will produce the desired results. The Fund’s
prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
which tracks total U.S. equity market performance, posted a
+15.25% total return.
1
The Fund’s secondary benchmark, the
Blended Benchmark, posted a +6.35% total return.
2
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+15.25% total return for the six months ended June 30,
2021.
1
Stocks benefited from the continued economic
recovery, accommodative monetary policy, additional fiscal
stimulus measures, implementation of novel coronavirus
(COVID-19) vaccination programs and easing pandemic
restrictions. As many businesses reopened, stimulus
payments and generally high household savings contributed
to increased consumer spending. The progress toward
a bipartisan infrastructure bill further bolstered investor
sentiment, aiding equities to reach new all-time price highs toward period-end.
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted a -1.60%
total return for the six months ended June 30, 2021.
1
The
economy continued to recover from the novel coronavirus
(COVID-19) pandemic, aided by additional fiscal stimulus
measures, and yields (which move inversely to prices)
Portfolio Composition
6/30/21
% of Total
Net Assets
Pharmaceuticals 9.2%
Health Care Providers & Services 8.9%
Oil, Gas & Consumable Fuels 8.0%
Banks 8.0%
Electric Utilities 7.3%
Semiconductors & Semiconductor Equipment 5.7%
Multi-Utilities 3.9%
Beverages 3.6%
Diversified Financial Services 3.2%
Capital Markets 3.2%
Media 2.9%
Diversified Telecommunication Services 2.8%
Biotechnology 2.6%
Household Products 2.1%
Other
*
25.8%
Short-Term Investments & Other Net Assets 2.8%

Franklin Income VIP Fund

Semiannual Report
increased for most bonds. The inflation rate surged during
the period amid increased demand and supply-chain
bottlenecks, with the price pressures coming largely from the areas particularly impacted by the shutdown, such as used
vehicles, airfares, semiconductors and building materials.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. In its June 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted a -2.58% total return
for the six-month period.
1
The 10-year U.S. Treasury yield,
which began the period below one percent, rose notably
amid many investors’ increasing inflation expectations.
Mortgage-backed securities (MBS), as measured by the
Bloomberg Barclays MBS Index, posted a -0.77% total
return for the period, as low interest rates led to accelerated prepayments from mortgage refinancing.
1
U.S. corporate bond performance varied significantly
based on credit rating, reflecting the continued recovery of credit markets following the onset of COVID-19. Although
the strengthening economy pressured corporate bonds
generally, it helped temper investor concerns about
credit quality, which benefited lower-rated bonds. In this
environment, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted a +3.62% return, while investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a -1.27% total return.
1
Investment Strategy
We search for undervalued or out-of-favor securities we
believe offer opportunities for income today and significant growth tomorrow. In analyzing corporate debt and equity
securities, we consider such factors as a security’s relative value based on anticipated cash flow, interest or dividend
coverage, asset coverage and earnings prospects; the
experience and strength of the company’s management;
the company’s changing financial condition and market
recognition of the change; sensitivity to changes in interest rates and business conditions; and debt maturity schedules
and borrowing requirements. When choosing investments
for the Fund, we apply a bottom-up, value oriented, long-
term approach, focusing on the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential.
Manager’s Discussion
During the six-month period, the Fund performed well
across equity and fixed income asset classes. Increased
Fund exposure to the equity markets and lower exposure to
interest-rate sensitive fixed income securities led to strong
Fund performance.
Dividend stocks, particularly those in value-oriented sectors, performed well. Corporate credit spreads continued to
narrow during the period as economic reopening and the
lingering positive effects of the record fiscal and monetary accommodation continued to support markets. Offsetting
narrowing credit spreads were rising interest rates during
the period’s first three months, which weighed on the
more duration sensitive portions of the Fund’s benchmark.
Ten-year U.S. Treasury yields started the period at 0.91%,
peaking at 1.74% in late March before settling back to 1.47%
by period-end. Fixed income returns for the Fund during the
period were favorable as well. During the period, the Fund’s equity weighting increased as its fixed income allocation
decreased, continuing a trend from last year.
Equity holdings increased over the period. As an asset-class, equities outperformed fixed income during the period. We
used considerable weakness earlier in 2020 to shift assets
out of fixed income and into the equity markets. Dividend
paying companies, which had lagged leading up to the
period under review, were strong performers during the
period. We continued to selectively add to positions across
the equity markets during the period, including common
stocks, convertible securities and equity linked notes.
All sectors were positive absolute contributors to Fund
performance during the period. Financials and energy
holdings were the largest positive absolute contributors
Top Five Equity Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Exxon Mobil Corp. 2.2%
Oil, Gas & Consumable Fuels , United States
Procter & Gamble Co. (The) 2.1%
Household Products , United States
Merck & Co., Inc. 2.1%
Pharmaceuticals , United States
Chevron Corp. 2.0%
Oil, Gas & Consumable Fuels , United States
Southern Co. (The) 2.0%
Electric Utilities , United States

Franklin Income VIP Fund

Semiannual Report
during the period (large contributors relative to the
Fund’s benchmark as well) with the industrials, materials,
information technology and consumer discretionary sectors
providing notable positive contributions as well.
All the Fund’s equity positions in the financials sector were positive contributors during the period amid rising interest rates. Holdings of JPMorgan Chase, Bank of America,
MetLife and Morgan Stanley led returns. Other notable
contributors included Barclays, Citigroup, Truist Financial
and U.S. Bancorp.
Energy peers Chevron and Exxon were notable positive
contributors during the period, as a much better macro
supply and demand forecast for the industry led to strong
performance from depressed valuations.
Top performers in the Fund outside of financials and energy
were Raytheon Technology within the industrials sector,
CVS Health in the health care sector, General Motors in the
consumer discretionary sector and Rio Tinto in the materials sector.
Despite positive absolute contributions, equity holdings in
the consumer staples and consumer discretionary sectors
were modest detractors in the period relative to the Fund’s
benchmark.
At the individual security level, the only notable detractor from performance during the period was our small position
in the preferred securities of Federal National Mortgage
Association (FNMA) which received an unfavorable Supreme
Court ruling related to the U.S. government conservatorship
actions since the global financial crisis.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions, which generated gains during
the period under review.
Fixed income holdings posted positive returns during the
period. As an asset class, fixed income underperformed
equities, which benefited the Fund given our decreased
allocation to fixed income. The Fund’s duration positioning
at the front end of the yield curve in the face of rising interest rates during the first half of the period under review was
a key source driving performance in addition to strong
corporate credit performance.
Every corporate credit sector generated positive absolute
returns during the period under review, with energy and
health care leading the way in terms of performance
contribution relative to the Fund’s blended benchmark. Our
holdings in U.S. Treasuries and agency mortgage-backed
securities (MBS) were minor absolute detractors during the
period, but these positions were shorter in duration and
much smaller in size relative to the benchmark, so these
sectors were positive contributors relative to the Fund’s
blended benchmark.
Corporate credit spreads continued to narrow during
the period under review, which particularly benefited the
Fund’s high-yield exposures. High-yield corporate bonds
are generally lower in duration than investment-grade
corporate bonds. Narrowing credit spreads and increased
U.S Treasury yields certainly favored high-yield performance within the fixed income asset class.
Within energy, the largest contributor to performance was
high-yield oilfield service company Weatherford International.
Strong commodity price performance, increased demand
outlooks as the markets looked past the lockdown
environments, as well as strong business performance led
to the gains. Other notable energy contributors included
Calumet Specialty Products and HighPoint Energy.
The other large sector contributor to fixed income
performance during the period came from debt securities
in the health care sector. High-yield rated hospital peers
Community Health Systems and Tenet Healthcare were
notable outperformers. The companies moved past
COVID-19 induced disruptions and both were able to access
the capital markets during the period to reduce interest
expense and improve the health of their balance sheets,
which led to strong performance.
Agency MBS holdings were small absolute detractors during
the period as described above. Other small detractors
were health care company Endo Pharmaceutical, as it
works through company specific litigation around one of its
business units; and Sinclair Broadcasting/Diamond Sports,
as the company deals with renewing carriage contracts in its regional sports broadcasting business. There were no other
notable detractors in the period under review.
Top Five Fixed Income Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems, Inc. 4.3%
Health Care Providers & Services , United States
U.S. Treasury Notes 2.7%
Diversified Financial Services , United States
Tenet Healthcare Corp. 1.8%
Health Care Providers & Services , United States
DISH DBS Corp. 1.3%
Media , United States
Credit Suisse AG 1.1%
Capital Markets , Switzerland

Franklin Income VIP Fund

Semiannual Report
Thank you for your participation in Franklin Income VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Income VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,109.10 $2.45 $1,022.47 $2.35 0.47%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.65 $16.52 $15.26 $16.72 $15.87 $14.64
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.59 0.75 0.71 0.69 0.67
Net realized and unrealized gains (losses) 1.44 (0.54) 1.68 (1.35) 0.87 1.34
Total from investment operations ........ 1.71 0.05 2.43 (0.64) 1.56 2.01
Less distributions from:
Net investment income .............. (0.80) (0.91) (0.91) (0.82) (0.71) (0.78)
Net realized gains ................. — (0.01) (0.26) — — —
Total distributions ................... (0.80) (0.92) (1.17) (0.82) (0.71) (0.78)
Net asset value, end of period .......... $16.56 $15.65 $16.52 $15.26 $16.72 $15.87
Total return
c
....................... 10.91% 0.97% 16.42% (4.09)% 9.94% 14.33%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.46% 0.47% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.47%
f
0.46% 0.45% 0.45% 0.45% 0.44%
Net investment income ............... 3.34% 3.96% 4.38% 4.33% 4.22% 4.47%
Supplemental data
Net assets, end of period (000’s) ........ $234,063 $306,641 $309,330 $612,657 $735,149 $696,227
Portfolio turnover rate ................ 18.56% 45.93% 25.16% 43.22% 20.96% 39.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.04 $15.91 $14.74 $16.17 $15.38 $14.20
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.53 0.64 0.65 0.63 0.61
Net realized and unrealized gains (losses) 1.40 (0.53) 1.66 (1.30) 0.83 1.31
Total from investment operations ........ 1.64 —
c
2.30 (0.65) 1.46 1.92
Less distributions from:
Net investment income .............. (0.77) (0.86) (0.87) (0.78) (0.67) (0.74)
Net realized gains ................. — (0.01) (0.26) — — —
Total distributions ................... (0.77) (0.87) (1.13) (0.78) (0.67) (0.74)
Net asset value, end of period .......... $15.91 $15.04 $15.91 $14.74 $16.17 $15.38
Total return
d
....................... 10.83% 0.69% 16.06% (4.30)% 9.67% 14.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.71% 0.72% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72%
g
0.71% 0.70% 0.70% 0.70% 0.69%
Net investment income ............... 3.09% 3.73% 4.13% 4.08% 3.97% 4.22%
Supplemental data
Net assets, end of period (000’s) ........ $3,033,420 $3,852,709 $4,318,156 $4,086,652 $5,041,498 $5,088,556
Portfolio turnover rate ................ 18.56% 45.93% 25.16% 43.22% 20.96% 39.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affili ates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.45 $16.32 $15.08 $16.53 $15.71 $14.49
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.53 0.64 0.64 0.62 0.61
Net realized and unrealized gains (losses) 1.43 (0.54) 1.71 (1.33) 0.85 1.33
Total from investment operations ........ 1.67 (0.01) 2.35 (0.69) 1.47 1.94
Less distributions from:
Net investment income .............. (0.75) (0.85) (0.85) (0.76) (0.65) (0.72)
Net realized gains ................. — (0.01) (0.26) — — —
Total distributions ................... (0.75) (0.86) (1.11) (0.76) (0.65) (0.72)
Net asset value, end of period .......... $16.37 $15.45 $16.32 $15.08 $16.53 $15.71
Total return
c
....................... 10.77% 0.58% 16.05% (4.42)% 9.55% 13.87%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.82% 0.81% 0.82% 0.82% 0.82%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.82%
f
0.81% 0.80% 0.80% 0.80% 0.79%
Net investment income ............... 2.98% 3.62% 4.03% 3.98% 3.87% 4.12%
Supplemental data
Net assets, end of period (000’s) ........ $319,797 $302,474 $323,582 $294,700 $335,217 $309,935
Portfolio turnover rate ................ 18.56% 45.93% 25.16% 43.22% 20.96% 39.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 51.3%
Aerospace & Defense 1.8%
Lockheed Martin Corp. ................................. United States 100,000 $ 37,835,000
Raytheon Technologies Corp. ............................ United States 300,000 25,593,000
63,428,000
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 157,700 32,796,869
Banks 6.6%
Bank of America Corp. ................................. United States 1,500,000 61,845,000
Barclays plc ......................................... United Kingdom 12,500,000 29,665,619
Citigroup, Inc. ........................................ United States 500,000 35,375,000
JPMorgan Chase & Co. ................................. United States 400,000 62,216,000
Truist Financial Corp. .................................. United States 495,000 27,472,500
US Bancorp ......................................... United States 325,000 18,515,250
235,089,369
Beverages 3.6%
Coca-Cola Co. (The) ................................... United States 1,150,000 62,226,500
PepsiCo, Inc. ........................................ United States 450,000 66,676,500
128,903,000
Biotechnology 1.2%
AbbVie, Inc. ......................................... United States 225,000 25,344,000
Amgen, Inc. ......................................... United States 70,000 17,062,500
42,406,500
Capital Markets 1.1%
Morgan Stanley ....................................... United States 416,500 38,188,885
Chemicals 0.8%
Air Products and Chemicals, Inc. .......................... United States 7,500 2,157,600
BASF SE ........................................... Germany 325,000 25,657,589
27,815,189
Diversified Telecommunication Services 2.1%
BCE, Inc. ........................................... Canada 466,000 22,977,681
Verizon Communications, Inc. ............................ United States 950,000 53,228,500
76,206,181
Electric Utilities 5.5%
American Electric Power Co., Inc. ......................... United States 350,000 29,606,500
Duke Energy Corp. .................................... United States 520,000 51,334,400
Edison International ................................... United States 770,000 44,521,400
Exelon Corp. ......................................... United States 300,000 13,293,000
Southern Co. (The) .................................... United States 900,000 54,459,000
Xcel Energy, Inc. ...................................... United States 67,500 4,446,900
197,661,200
Energy Equipment & Services 0.4%
a,b
Weatherford International plc ............................. United States 700,000 12,740,000
Health Care Providers & Services 1.0%
a
CHS/Community Health Systems, Inc. ...................... United States 1,000,000 15,440,000
CVS Health Corp. ..................................... United States 250,000 20,860,000
36,300,000
Household Products 2.1%
Procter & Gamble Co. (The) ............................. United States 560,000 75,560,800

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.8%
c
Honeywell International, Inc. ............................. United States 300,000 $ 65,805,000
Insurance 1.3%
MetLife, Inc. ......................................... United States 805,108 48,185,714
IT Services 0.8%
International Business Machines Corp. ..................... United States 199,679 29,270,944
Machinery 0.7%
Cummins, Inc. ........................................ United States 100,000 24,381,000
Media 0.8%
Comcast Corp., A ..................................... United States 500,000 28,510,000
Metals & Mining 0.9%
b
Rio Tinto plc, ADR ..................................... Australia 400,000 33,556,000
Multi-Utilities 2.3%
Dominion Energy, Inc. .................................. United States 706,638 51,987,358
DTE Energy Co. ...................................... United States 100,000 12,960,000
Sempra Energy ....................................... United States 125,000 16,560,000
81,507,358
Oil, Gas & Consumable Fuels 6.4%
Bonanza Creek Energy, Inc. ............................. United States 425,000 20,004,750
BP plc, ADR ......................................... United Kingdom 550,000 14,531,000
Chevron Corp. ....................................... United States 700,000 73,318,000
Exxon Mobil Corp. ..................................... United States 1,250,000 78,850,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 450,000 18,180,000
TotalEnergies SE, ADR ................................. France 550,000 24,893,000
229,776,750
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 300,000 17,531,344
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co. ................................ United States 750,000 50,115,000
Eli Lilly & Co. ........................................ United States 80,000 18,361,600
Johnson & Johnson ................................... United States 250,000 41,185,000
Merck & Co., Inc. ..................................... United States 950,000 73,881,500
183,543,100
Road & Rail 0.6%
Union Pacific Corp. .................................... United States 106,500 23,422,545
Semiconductors & Semiconductor Equipment 1.3%
Analog Devices, Inc. ................................... United States 100,000 17,216,000
Intel Corp. ........................................... United States 250,000 14,035,000
Texas Instruments, Inc. ................................. United States 85,000 16,345,500
47,596,500
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 10,204,480
Tobacco 1.4%
Altria Group, Inc. ...................................... United States 149,700 7,137,696
Philip Morris International, Inc. ........................... United States 427,900 42,409,169
49,546,865
Total Common Stocks (Cost $1,297,406,620) ....................................
1,839,933,593

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities 13.1%
Automobiles 1.6%
e
National Bank of Canada into General Motors Co., Senior Note ,
144A, 10%, 1/26/22 .................................. United States 1,123,500 $ 58,388,955
Biotechnology 1.1%
e
Goldman Sachs International Bank into AbbVie, Inc., 144A, 10%,
7/22/21 ........................................... United States 348,000 38,962,942
Capital Markets 0.5%
e
UBS AG into Morgan Stanley, Senior Note, 144A, 8.5%, 2/11/22 .. United States 200,000 16,659,722
Chemicals 0.9%
e
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 106,000 31,194,706
Energy Equipment & Services 0.8%
e
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 900,000 27,674,334
Health Care Providers & Services 1.0%
e
J.P. Morgan Structured Products BV into CVS Health Corp., Senior
Note, 144A, Reg S, 8.5%, 1/25/22 ....................... United States 451,000 36,113,174
Internet & Direct Marketing Retail 0.7%
e
J.P. Morgan Structured Products BV into Amazon.com, Inc., Senior
Note, 144A, Reg S, 9.5%, 12/07/21 ...................... United States 8,000 26,830,013
Pharmaceuticals 1.8%
e
Credit Suisse AG into Pfizer, Inc., 144A, 8%, 8/27/21 ........... United States 1,642,000 64,613,899
Road & Rail 0.2%
e
Goldman Sachs International Bank into Union Pacific Corp., Senior
Note, 144A, 8%, 2/09/22 .............................. United States 33,000 7,416,193
Semiconductors & Semiconductor Equipment 3.4%
e
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
Senior Note, 144A, 8.5%, 1/27/22 ....................... United States 234,000 42,756,187
e
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
9/10/21 ........................................... United States 270,000 37,287,707
e
Royal Bank of Canada into Intel Corp., Senior Note, 144A, 8.5%,
12/14/21 .......................................... United States 782,000 40,502,682
120,546,576
Software 0.5%
e
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., Senior
Note, 144A, 8%, 9/24/21 .............................. United States 80,000 20,077,094
Technology Hardware, Storage & Peripherals 0.6%
e
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 21,999,169
Total Equity-Linked Securities (Cost $423,247,203) ..............................
470,476,777
Convertible Preferred Stocks 4.7%
Capital Markets 0.2%
b
KKR & Co., Inc., 6%, C ................................. United States 85,000 6,550,100
Electric Utilities 1.8%
American Electric Power Co., Inc., 6.125% .................. United States 300,000 14,739,000
NextEra Energy, Inc., 5.279% ............................ United States 400,000 19,584,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,371,880
Southern Co. (The), 6.75%, 2019 ......................... United States 350,000 17,720,500
63,415,380
Multi-Utilities 1.6%
Dominion Energy, Inc., 7.25%, A .......................... United States 175,000 16,997,750
DTE Energy Co., 6.25% ................................ United States 400,000 19,772,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Multi-Utilities (continued)
Sempra Energy, 6.75%, B ............................... United States 200,000 $ 19,754,000
56,523,750
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc., 8%, A .................................. United States 25,000 37,996,750
Thrifts & Mortgage Finance 0.1%
a
FNMA, 5.375% ....................................... United States 475 3,028,125
a
Total Convertible Preferred Stocks (Cost $183,058,821) ..........................
167,514,105
Principal
Amount
*
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............ United States 4,555,000 4,432,584
Total Convertible Bonds (Cost $4,251,235) .....................................
4,432,584
Corporate Bonds 23.5%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ...... United States 7,500,000 8,344,615
Automobiles 0.5%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ............... United States 7,000,000 7,507,570
General Motors Co. , Senior Bond , 5.15% , 4/01/38 ............. United States 7,500,000 9,169,014
16,676,584
Banks 1.4%
Bank of America Corp. ,
f
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 8,000,000 8,988,520
f
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 6,000,000 6,641,250
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 5,000,000 5,449,184
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 .................. United States 12,500,000 14,093,426
f
JPMorgan Chase & Co. ,
g
I, Junior Sub. Bond, FRN, 3.656%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 10,559,000 10,598,596
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 3,200,000 3,404,000
49,174,976
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 .................... United States 10,500,000 11,491,193
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/29/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 9,631,194
Chemicals 0.1%
e
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .... United States 2,000,000 2,007,500
Consumer Finance 0.9%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........ United States 8,000,000 8,937,449
Ford Motor Credit Co. LLC , Senior Note , 5.125% , 6/16/25 ....... United States 20,000,000 22,050,000
30,987,449
Containers & Packaging 0.6%
e
Mauser Packaging Solutions Holding Co. ,
Senior Note , 144A, 7.25%, 4/15/25 ...................... United States 11,500,000 11,293,000
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 10,000,000 10,112,500
21,405,500

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 0.5%
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 18,000,000 $ 18,112,230
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ................... United States 12,000,000 13,497,801
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.5% , 5/01/26 ................................. United States 10,000,000 10,362,350
23,860,151
Energy Equipment & Services 0.7%
e
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 25,000,000 26,031,750
Entertainment 0.7%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 .................. United States 22,000,000 25,603,160
Health Care Providers & Services 6.9%
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 70,000,000 73,456,950
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 33,500,000 34,044,375
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 10,000,000 9,905,750
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 10,000,000 10,587,400
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 13,484,563
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 11,138,550
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 9,197,843
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,359,232
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 7,500,000 8,159,625
Senior Secured Note, 5%, 3/15/24 ....................... United States 10,400,000 11,495,687
Tenet Healthcare Corp. ,
e
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 30,305,000
Senior Note, 6.75%, 6/15/23 ........................... United States 24,000,000 26,220,000
e
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 9,616,410
248,971,385
Hotels, Restaurants & Leisure 1.1%
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 18,000,000 19,102,500
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 13,200,000 14,246,628
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 6,461,700
39,810,828
Media 2.0%
e
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 15,000,000 9,732,000
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 14,000,000 14,622,300
Senior Note, 5%, 3/15/23 ............................. United States 21,000,000 22,029,840
Senior Note, 5.875%, 11/15/24 ......................... United States 9,400,000 10,105,000
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 7,306,041
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 9,220,800
73,015,981
Metals & Mining 0.1%
e
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,400,000
Oil, Gas & Consumable Fuels 1.3%
Bonanza Creek Energy, Inc. , Senior Note , 7.5% , 4/30/26 ........ United States 6,877,144 6,961,320

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 1,501,000 $ 1,503,875
e
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 16,353,075
Senior Note, 7.75%, 4/15/23 ........................... United States 2,000,000 1,997,200
e
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,726,625
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,993,900
Senior Note, 6.625%, 9/01/30 .......................... United States 6,000,000 7,207,500
45,743,495
Pharmaceuticals 2.3%
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 9,110,000 9,349,138
Senior Note, 144A, 9%, 12/15/25 ....................... United States 5,000,000 5,367,750
Senior Note, 144A, 5%, 2/15/29 ........................ United States 5,000,000 4,668,850
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 11,000,000 11,299,750
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 4,500,000 4,611,375
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 12,268,164
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 .......... United States 8,000,000 8,974,677
e
Endo Dac / Endo Finance LLC / Endo Finco , Inc. , Senior Note , 144A,
6% , 6/30/28 ........................................ United States 7,094,000 4,793,061
e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 8,628,472
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 ......... United States 10,000,000 11,023,124
80,984,361
Road & Rail 0.1%
e
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,871,250
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 ............. United Kingdom 20,000,000 21,428,820
Trading Companies & Distributors 0.7%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 United States 11,300,000 11,997,775
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 15,147,300
27,145,075
Wireless Telecommunication Services 1.5%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 15,000,000 15,578,048
Senior Note, 6%, 11/15/22 ............................. United States 6,300,000 6,678,000
Sprint Corp. ,
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 9,169,725
Senior Note , 7.875%, 9/15/23 .......................... United States 12,500,000 14,216,575
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 9,471,000
55,113,348
Total Corporate Bonds (Cost $773,108,895) .....................................
845,810,845
Units
a
h
Index-Linked Notes 1.1%
Capital Markets 1.1%
e,i
Credit Suisse AG, Senior Note, 144A, 12.095%, 9/06/22 ........ Switzerland 10,332 39,041,218
Total Index-Linked Notes (Cost $34,999,753) ....................................
39,041,218

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.7%
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 50,000,000 $ 52,408,203
0.5%, 3/31/25 ...................................... United States 25,000,000 24,880,860
0.875%, 6/30/26 ..................................... United States 20,000,000 19,991,406
Total U.S. Government and Agency Securities (Cost $94,948,565) .................
97,280,469
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 9,516,500 10,579,221
Total Asset-Backed Securities (Cost $9,516,500) ................................
10,579,221
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 2,607,439 2,830,267
Total Mortgage-Backed Securities (Cost $2,762,256) .............................
2,830,267
Shares
Escrows and Litigation Trusts 0.3%
e
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 10,295,625
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
10,295,625
Total Long Term Investments (Cost $2,832,799,848) .............................
3,488,194,704
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a
Money Market Funds 2.3%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 83,415,064 83,415,064
Total Money Market Funds (Cost $83,415,064) ..................................
83,415,064
l
Investments from Cash Collateral Received for
Loaned Securities 0.2%
a a a a a
Money Market Funds 0.1%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,051,000 4,051,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page FI- 31 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
m
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $1,013,001)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$1,033,261) ........................................ 1,013,000 $ 1,013,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,064,000) ............................................................
5,064,000
Total Short Term Investments (Cost $88,479,064 ) ................................
88,479,064
a
Total Investments (Cost $2,921,278,912) 99.7% ..................................
$3,576,673,768
Options Written (0.0)%
†
......................................................
(534,000)
Other Assets, less Liabilities 0.3% .............................................
11,140,581
Net Assets 100.0% ...........................................................
$3,587,280,349
Number of
Contracts
Notional
Amount
#
n
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Honeywell International, Inc., September Strike Price $240.00,
Expires 9/17/21 ..................................... 3,000 65,805,000 (534,000)
(534,000)
Total Options Written (Premiums received $1,823,887) ...........................
$ (534,000)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2021. See Note 1(g).
c
A portion or all of the security is held in connection with written option contracts open at period end.
d
See Note 1(f) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $964,826,427, representing 26.9% of net assets.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
See Note 1(e) regarding index-linked notes.
i
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
j
See Note 3(e) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(g) regarding securities on loan.
m
See Note 1(c) regarding joint repurchase agreement.
n
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,832,799,848
Cost - Non-controlled affiliates (Note 3e) ........................................................ 87,466,064
Cost - Unaffiliated repurchase agreements ...................................................... 1,013,000
Value - Unaffiliated issuers (Includes securities loaned of $4,916,278) ................................. $3,488,194,704
Value - Non-controlled affiliates (Note 3e) ....................................................... 87,466,064
Value - Unaffiliated repurchase agreements ...................................................... 1,013,000
Receivables:
Investment securities sold ................................................................... 3,709,352
Capital shares sold ........................................................................ 2,159,528
Dividends and interest ..................................................................... 16,282,702
European Union tax reclaims (Note 1 h ) ......................................................... 1,784,728
Total assets .......................................................................... 3,600,610,078
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,007,500
Capital shares redeemed ................................................................... 2,750,443
Management fees ......................................................................... 1,615,763
Distribution fees .......................................................................... 857,493
Options written, at value (premiums received $1,823,887) ............................................ 534,000
Payable upon return of securities loaned (Note 1 g ) .................................................. 5,064,000
Accrued expenses and other liabilities ........................................................... 500,530
Total liabilities ......................................................................... 13,329,729
Net assets, at value ................................................................. $3,587,280,349
Net assets consist of:
Paid-in capital ............................................................................. $2,980,482,966
Total distributable earnings (losses) ............................................................. 606,797,383
Net assets, at value ................................................................. $3,587,280,349
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $234,063,179
Shares outstanding ........................................................................ 14,131,015
Net asset value and maximum offering price per share ............................................. $16.56
Class 2:
Net assets, at value ....................................................................... $3,033,420,231
Shares outstanding ........................................................................ 190,658,978
Net asset value and maximum offering price per share ............................................. $15.91
Class 4:
Net assets, at value ....................................................................... $319,796,939
Shares outstanding ........................................................................ 19,539,816
Net asset value and maximum offering price per share ............................................. $16.37

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $451,946)
Unaffiliated issuers ........................................................................ $46,548,123
Non-controlled affiliates (Note 3e) ............................................................. 3,364
Interest:
Unaffiliated issuers ........................................................................ 39,193,051
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 43,768
Non-controlled affiliates (Note 3e) ............................................................. 393
Other income (Note 1h ) ...................................................................... 22,370
Total investment income ................................................................... 85,811,069
Expenses:
Management fees (Note 3 a ) ................................................................... 10,267,130
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 4,839,479
    Class 4 ................................................................................ 544,461
Custodian fees (Note 4 ) ...................................................................... 14,835
Reports to shareholders ...................................................................... 196,404
Professional fees ........................................................................... 47,016
Trustees' fees and expenses .................................................................. 13,431
Other .................................................................................... 52,911
Total expenses ......................................................................... 15,975,667
Expense reductions (Note 4 ) ............................................................... (45)
Expenses waived/paid by affiliates (Note 3e) ................................................... (51,523)
Net expenses ......................................................................... 15,924,099
Net investment income ................................................................ 69,886,970
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 306,634,453
Foreign currency transactions ................................................................ (6,940)
Net realized gain (loss) .................................................................. 306,627,513
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 80,213,986
Translation of other assets and liabilities denominated in foreign currencies .............................. (76,839)
Written options ........................................................................... 1,289,887
Net change in unrealized appreciation (depreciation) ............................................ 81,427,034
Net realized and unrealized gain (loss) ............................................................ 388,054,547
Net increase (decrease) in net assets resulting from operations .......................................... $457,941,517

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $69,886,970 $160,490,300
Net realized gain (loss) ................................................. 306,627,513 (366,440,390)
Net change in unrealized appreciation (depreciation) ........................... 81,427,034 189,780,651
Net increase (decrease) in net assets resulting from operations ................ 457,941,517 (16,169,439)
Distributions to shareholders:
Class 1 ............................................................. (16,108,183) (16,535,949)
Class 2 ............................................................. (184,021,190) (219,850,517)
Class 4 ............................................................. (14,055,725) (16,548,919)
Total distributions to shareholders .......................................... (214,185,098) (252,935,385)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (89,376,876) 11,863,357
Class 2 ............................................................. (1,028,416,031) (227,620,547)
Class 4 ............................................................. (507,387) (4,380,893)
Total capital share transactions ............................................ (1,118,300,294) (220,138,083)
Net increase (decrease) in net assets ................................... (874,543,875) (489,242,907)
Net assets:
Beginning of period ..................................................... 4,461,824,224 4,951,067,131
End of period .......................................................... $3,587,280,349 $4,461,824,224

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Franklin Income VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund purchased or wrote exchange traded option
contracts primarily to gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
e. Index-Linked Notes
The Fund invests in index-linked notes. Index-linked notes
are senior, unsecured, subordinated debt securities issued
by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes
are designed to provide investors access to the returns of
various market benchmarks and intended to replicate the
economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Fund.
f. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statements of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, when EU reclaims are received by the
Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,927,424 $31,809,488 2,306,541 $33,745,188
Shares issued in reinvestment of distributions .......... 964,562 16,108,183 1,187,928 16,535,949
Shares redeemed ............................... (8,356,755) (137,294,547) (2,618,645) (38,417,780)
Net increase (decrease) .......................... (5,464,769) $(89,376,876) 875,824 $11,863,357
Class 2 Shares:
Shares sold ................................... 4,495,221 $72,188,702 18,351,749 $260,263,939
Shares issued in reinvestment of distributions .......... 11,472,643 184,021,190 16,406,755 219,850,517
Shares redeemed ............................... (81,444,692) (1,284,625,923) (49,970,834) (707,735,003)
Net increase (decrease) .......................... (65,476,828) $(1,028,416,031) (15,212,330) $(227,620,547)
Class 4 Shares:
Shares sold ................................... 643,568 $10,556,896 2,068,153 $30,108,099
Shares issued in reinvestment of distributions .......... 851,346 14,055,725 1,201,809 16,548,919
Shares redeemed ............................... (1,535,971) (25,120,008) (3,520,562) (51,037,911)
Net increase (decrease) .......................... (41,057) $(507,387) (250,600) $(4,380,893)
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.456% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment Manager
Franklin Templeton Services, LLC (FT Services) Administrative Manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subsidiary Affiliation
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
f. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended June 30, 2021, these purchase and sale transactions aggregated $0 and $169,315,086, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $129,156,296 $1,151,171,792 $(1,196,913,024) $— $— $83,415,064 83,415,064 $3,364
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $8,117,000 $200,632,000 $(204,698,000) $ — $ — $4,051,000 4,051,000 $393
Total Affiliated Securities .... $137,273,296 $1,351,803,792 $(1,401,611,024) $— $— $87,466,064 $3,757
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $18,659,427
Long term ................................................................................ 396,154,822
Total capital loss carryforwards ............................................................... $414,814,249
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of equity-linked securities, bond discounts and premiums, convertible securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$799,997,414 and $1,991,665,492, respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$5,064,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk
At June 30, 2021, the Fund had 18.4% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Cost of investments .......................................................................... $2,916,829,799
Unrealized appreciation ........................................................................ $724,957,201
Unrealized depreciation ........................................................................ (65,647,231)
Net unrealized appreciation (depreciation) .......................................................... $659,309,970
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income VIP Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 534,000
Total .................... $— $534,000
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
For the period ended June 30, 2021, the average month end notional amount of options represented 42,857 shares.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $— Written options $1,289,887
Total ....................... $— $1,289,887
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 63,428,000 $ — $ — $ 63,428,000
Air Freight & Logistics ................... 32,796,869 — — 32,796,869
Banks ............................... 205,423,750 29,665,619 — 235,089,369
Beverages ........................... 128,903,000 — — 128,903,000
Biotechnology ......................... 42,406,500 — — 42,406,500
Capital Markets ........................ 38,188,885 — — 38,188,885
Chemicals ........................... 2,157,600 25,657,589 — 27,815,189
Diversified Telecommunication Services ..... 76,206,181 — — 76,206,181
Electric Utilities ........................ 197,661,200 — — 197,661,200
Energy Equipment & Services ............. 12,740,000 — — 12,740,000
Health Care Providers & Services .......... 36,300,000 — — 36,300,000
Household Products .................... 75,560,800 — — 75,560,800
Industrial Conglomerates ................ 65,805,000 — — 65,805,000
Insurance ............................ 48,185,714 — — 48,185,714
IT Services ........................... 29,270,944 — — 29,270,944
Machinery ............................ 24,381,000 — — 24,381,000
Media ............................... 28,510,000 — — 28,510,000
Metals & Mining ....................... 33,556,000 — — 33,556,000
Multi-Utilities .......................... 81,507,358 — — 81,507,358
Oil, Gas & Consumable Fuels ............. 229,776,750 — — 229,776,750
Personal Products ..................... — 17,531,344 — 17,531,344
Pharmaceuticals ....................... 183,543,100 — — 183,543,100
Road & Rail .......................... 23,422,545 — — 23,422,545
Semiconductors & Semiconductor Equipment . 47,596,500 — — 47,596,500
Specialty Retail ........................ 10,204,480 — — 10,204,480
Tobacco ............................. 49,546,865 — — 49,546,865
Equity-Linked Securities ................... — 470,476,777 — 470,476,777
Convertible Preferred Stocks :
Capital Markets ........................ 6,550,100 — — 6,550,100
Electric Utilities ........................ 63,415,380 — — 63,415,380
Multi-Utilities .......................... 56,523,750 — — 56,523,750
Semiconductors & Semiconductor Equipment . 37,996,750 — — 37,996,750
Thrifts & Mortgage Finance ............... — 3,028,125 — 3,028,125
Convertible Bonds ....................... — 4,432,584 — 4,432,584
Corporate Bonds ........................ — 845,810,845 — 845,810,845
Index-Linked Notes ...................... — 39,041,218 — 39,041,218
U.S. Government and Agency Securities ....... — 97,280,469 — 97,280,469
Asset-Backed Securities .................. — 10,579,221 — 10,579,221
Mortgage-Backed Securities ................ — 2,830,267 — 2,830,267
Escrows and Litigation Trusts ............... — 10,295,625 — 10,295,625
Short Term Investments ................... 87,466,064 1,013,000 — 88,479,064
Total Investments in Securities ........... $2,019,031,085 $1,557,642,683
a
$— $3,576,673,768
Liabilities:
Other Financial Instruments:
Options written .......................... $ 534,000 $ — $ — $ 534,000
$— $— $— $—
a
Includes foreign securities valued at $72,854,552, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate

FLG-1
Semiannual Report
Franklin Large Cap Growth VIP Fund
This semi annual report for Franklin Large Cap Growth VIP Fund covers the period ended June 3 0 , 202 1 .
Class 1 Performance Summary as of June 3 0 , 202 1
T he Fund’s Class 1 Shares posted a
+
10.18 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FLG-2
Semiannual Report
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Large Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of large-capitalization companies. For
this Fund, large-capitalization companies are those with
market capitalization values within those of the top 50%
of companies in the Russell 1000
®
Index at the time of
purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices
reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of
adverse developments in such sectors. Smaller or midsized
companies can be particularly sensitive to changing
economic conditions, and their prospects for growth are less certain than those of larger, more established companies.
Investments in foreign securities may involve special risks
including currency fluctuations and economic and political
uncertainty. The Fund is actively managed but there is no
guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a +15.25% total return.
2
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+15.25% total return for the six months ended June 30,
2021.
2
Stocks benefited from the continued economic
recovery, accommodative monetary policy, additional fiscal
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
stimulus measures, implementation of novel coronavirus
(COVID-19) vaccination programs and easing pandemic
restrictions. As many businesses reopened, stimulus
payments and generally high household savings contributed
to increased consumer spending. The progress toward
a bipartisan infrastructure bill further bolstered investor
sentiment, aiding equities to reach new all-time price highs toward period-end.
The U.S. economic recovery accelerated in 2021’s first
quarter, with total economic output nearly reaching
pre-pandemic levels, as the lifting of many COVID-19
restrictions and strong consumer spending bolstered
growth. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials. The unemployment
rate declined from 6.7% in December 2020 to 5.9% in June
2021 as job openings grew, but a relative lack of available
workers fueled wage growth, adding to some investors’
inflation concerns.
3
Portfolio Composition
6/30/21
% of Total
Net Assets
Software 19.1%
IT Services 15.2%
Internet & Direct Marketing Retail 8.6%
Health Care Equipment & Supplies 8.2%
Capital Markets 5.6%
Semiconductors & Semiconductor Equipment 5.2%
Interactive Media & Services 4.3%
Technology Hardware, Storage & Peripherals 4.1%
Professional Services 3.0%
Equity Real Estate Investment Trusts (REITs) 2.8%
Health Care Providers & Services 2.3%
Health Care Technology 2.0%
Industrial Conglomerates 1.8%
Life Sciences Tools & Services 1.7%
Other* 16.4%
Short-Term Investments & Other Net Assets (0.3)%

Franklin Large Cap Growth VIP Fund
FLG-3
Semiannual Report
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
bond purchasing. In its June 2021 meeting statement, the
Fed indicated that rising inflation largely reflected transitory factors and it would monitor incoming information and
adjust its monetary policy stance as needed to attain its
employment and price stability goals.
Investment Strategy
We are a research driven, fundamental investor, pursuing
a growth strategy. As a bottom-up investor focusing
primarily on individual securities, we seek companies that
have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that
potential earnings growth, business and financial risk, and
valuation.
Manager’s Discussion
During the period under review, relative returns were
helped by stock selection in the health care sector and
underweightings in the consumer staples and utilities
sectors.
In health care, vaccine developer Novavax (not part of
the index) reported favorable trial results for its COVID-19 vaccine candidate and will be submitting these results to the
U.S. Food and Drug Administration (FDA) for emergency
use authorization. The Fund also benefited from a position
in West Pharmaceutical Services. The company is a leading
manufacturer of packaging components and delivery
systems for injectable drugs and health care products.
Strong organic sales growth and accelerating demand for
products associated with COVID-19 have been a tailwind for
the company.
Elsewhere, chipmaker NVIDIA contributed to relative results.
The company manufactures graphic processing units used
in video games, computer graphics, artificial intelligence and autonomous vehicles, which are some of the fastest growing
areas of technology spending. A favorable underweighting
in Apple also contributed to relative returns. Rising bond
yields and expectations of an economic rebound tempered
technology stocks in general, which have performed well
since the pandemic. E-commerce platform Shopify (not part
of the index) helped performance as well, benefiting from
strong subscription and merchant revenue growth.
In contrast, stock selection in the industrials sector detracted from relative returns. Within the sector, data analytics
provider Verisk Analytics faced COVID-19 headwinds in its
energy and financials businesses, which weakened margins.
Another detractor in the sector was real estate data and
analytics company CoStar Group (not part of the index),
which has been actively engaged in acquiring assets for
a move into the residential real estate market. However,
concerns about short-term stock dilution held back share
performance.
Stock selection and an underweighting in the financials
sector also hurt relative performance. Electronic bond trading platform MarketAxess Holdings was a significant detractor,
with the stock falling from a high point partly due to the
rotation from growth to value.
Stock selection and an overweighting hurt relative results in the information technology sector.
Elsewhere, relative performance was hurt by drugmaker
Heron Therapeutics (not part of the index), which continued
to face FDA hurdles for approval of its non-opioid painkiller.
Medical device company Nevro (not part of the index)
also hurt relative performance after the cancellation of
non-emergency medical procedures due to COVID-19
undermining the company’s share price.
Thank you for your participation in Franklin Large Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
Top 10 Holdings
6/30/21
Company
Industry
% of Total
Net Assets
a aa
Amazon.com, Inc. 8.3%
Internet & Direct Marketing Retail
Microsoft Corp. 4.5%
Software
Mastercard , Inc. 4.3%
IT Services
Apple, Inc. 4.1%
Technology Hardware, Storage & Peripherals
Visa, Inc. 3.7%
IT Services
NVIDIA Corp. 3.1%
Semiconductors & Semiconductor Equipment
ServiceNow , Inc. 3.1%
Software
Alphabet, Inc. 2.9%
Interactive Media & Services
Adobe, Inc. 2.6%
Software
SBA Communications Corp. 2.3%
Equity Real Estate Investment Trusts (REITs)

Franklin Large Cap Growth VIP Fund
FLG-4
Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Large Cap Growth VIP Fund
FLG-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,101.80 $4.31 $1,020.70 $4.14 0.83%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-6
-1
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.78 $22.73 $19.19 $20.93 $17.85 $18.42
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.09) (0.06) (0.04) (0.03) (0.04)
Net realized and unrealized gains (losses) 2.91 9.54 6.51 0.03 4.91 (0.26)
Total from investment operations ........ 2.88 9.45 6.45 (0.01) 4.88 (0.30)
Less distributions from:
Net investment income .............. — — — — (0.20) —
Net realized gains ................. (3.77) (2.40) (2.91) (1.73) (1.60) (0.27)
Total distributions ................... (3.77) (2.40) (2.91) (1.73) (1.80) (0.27)
Net asset value, end of period .......... $28.89 $29.78 $22.73 $19.19 $20.93 $17.85
Total return
c
....................... 10.18% 44.98% 34.98% (1.24)% 28.38% (1.49)%
Ratios to average net assets
d
Expenses
e
........................ 0.83%
f
0.84%
f
0.84%
f
0.85% 0.87% 0.80%
Net investment (loss) ................ (0.20)% (0.36)% (0.25)% (0.17)% (0.14)% (0.19)%
Supplemental data
Net assets, end of period (000’s) ........ $5,161 $4,606 $1,350 $1,040 $1,092 $883
Portfolio turnover rate ................ 7.87% 14.90% 17.01% 21.93% 24.96% 36.26%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.65 $22.00 $18.70 $20.48 $17.48 $18.09
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.14) (0.11) (0.09) (0.08) (0.08)
Net realized and unrealized gains (losses) 2.81 9.19 6.32 0.04 4.81 (0.26)
Total from investment operations ........ 2.74 9.05 6.21 (0.05) 4.73 (0.34)
Less distributions from:
Net investment income .............. — — — — (0.13) —
Net realized gains ................. (3.77) (2.40) (2.91) (1.73) (1.60) (0.27)
Total distributions ................... (3.77) (2.40) (2.91) (1.73) (1.73) (0.27)
Net asset value, end of period .......... $27.62 $28.65 $22.00 $18.70 $20.48 $17.48
Total return
c
....................... 10.05% 44.63% 34.58% (1.47)% 28.11% (1.79)%
Ratios to average net assets
d
Expenses
e
........................ 1.08%
f
1.09%
f
1.09%
f
1.10% 1.12% 1.05%
Net investment (loss) ................ (0.46)% (0.58)% (0.50)% (0.42)% (0.39)% (0.44)%
Supplemental data
Net assets, end of period (000’s) ........ $132,543 $131,001 $114,170 $100,435 $118,875 $113,028
Portfolio turnover rate ................ 7.87% 14.90% 17.01% 21.93% 24.96% 36.26%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Large Cap Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.3%
Auto Components 0.8%
a
Aptiv plc ............................................ United States 6,805 $ 1,070,631
Automobiles 0.9%
a
Tesla, Inc. ........................................... United States 1,901 1,292,110
Beverages 1.3%
Constellation Brands, Inc., A ............................. United States 4,543 1,062,562
a
Monster Beverage Corp. ................................ United States 8,619 787,346
1,849,908
Biotechnology 1.5%
a
Heron Therapeutics, Inc. ................................ United States 46,656 724,101
a
Novavax , Inc. ........................................ United States 5,238 1,112,080
a
PTC Therapeutics, Inc. ................................. United States 5,541 234,218
2,070,399
Capital Markets 5.6%
a,b
Churchill Capital Corp. IV, A .............................. United States 11,802 340,134
a
Dragoneer Growth Opportunities Corp. ..................... United States 28,900 300,271
Intercontinental Exchange, Inc. ........................... United States 7,106 843,482
MarketAxess Holdings, Inc. .............................. United States 1,751 811,746
MSCI, Inc. ........................................... United States 4,988 2,659,003
S&P Global, Inc. ...................................... United States 5,756 2,362,550
a
Soaring Eagle Acquisition Corp. .......................... United States 28,200 298,638
a
TPG Pace Beneficial II Corp., A ........................... United States 15,800 159,264
7,775,088
Chemicals 1.3%
Ecolab, Inc. .......................................... United States 3,064 631,092
Linde plc ............................................ United Kingdom 3,836 1,108,988
1,740,080
Commercial Services & Supplies 0.3%
a
Legalzoom.com, Inc. ................................... United States 300 11,355
Republic Services, Inc. ................................. United States 4,079 448,731
460,086
Consumer Finance 0.5%
a,b
SoFi Technologies, Inc. ................................. United States 33,360 639,511
Electric Utilities 0.4%
NextEra Energy, Inc. ................................... United States 7,957 583,089
Entertainment 1.2%
a
Sea Ltd., ADR ........................................ Taiwan 2,543 698,308
a
Walt Disney Co. (The) .................................. United States 5,161 907,149
1,605,457
Equity Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp. .................................. United States 2,345 633,478
SBA Communications Corp. ............................. United States 10,005 3,188,594
3,822,072
Food Products 0.9%
a
Freshpet , Inc. ........................................ United States 3,595 585,841
Lamb Weston Holdings, Inc. ............................. United States 8,368 674,963
1,260,804
Health Care Equipment & Supplies 8.2%
Danaher Corp. ....................................... United States 6,791 1,822,433

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Edwards Lifesciences Corp. ............................. United States 13,402 $ 1,388,045
a,b
Figs, Inc., A .......................................... United States 13,800 691,380
a
IDEXX Laboratories, Inc. ................................ United States 2,914 1,840,337
a
Intuitive Surgical, Inc. .................................. United States 1,772 1,629,602
a
Nevro Corp. ......................................... United States 7,224 1,197,667
West Pharmaceutical Services, Inc. ........................ United States 7,450 2,675,295
11,244,759
Health Care Providers & Services 2.3%
a
Guardant Health, Inc. .................................. United States 4,189 520,232
UnitedHealth Group, Inc. ................................ United States 6,766 2,709,377
3,229,609
Health Care Technology 2.0%
a
Veeva Systems, Inc., A ................................. United States 8,797 2,735,427
Hotels, Restaurants & Leisure 1.5%
a
Airbnb, Inc., A ........................................ United States 578 88,515
a
Chipotle Mexican Grill, Inc. .............................. United States 1,045 1,620,105
Starbucks Corp. ...................................... United States 3,163 353,655
2,062,275
Industrial Conglomerates 1.8%
Honeywell International, Inc. ............................. United States 5,294 1,161,239
Roper Technologies, Inc. ................................ United States 2,772 1,303,394
2,464,633
Interactive Media & Services 4.3%
a
Alphabet, Inc., A ...................................... United States 1,614 3,941,049
a,b
Bumble, Inc., A ....................................... United States 6,639 382,406
a
Facebook, Inc., A ..................................... United States 4,542 1,579,299
5,902,754
Internet & Direct Marketing Retail 8.6%
a
Amazon.com, Inc. ..................................... United States 3,323 11,431,652
a,b
Coupang , Inc. ........................................ South Korea 10,600 443,292
11,874,944
IT Services 15.2%
a
Black Knight, Inc. ..................................... United States 8,806 686,692
a,b
Marqeta , Inc., A ....................................... United States 22,256 624,726
Mastercard , Inc., A .................................... United States 16,271 5,940,379
a
Okta , Inc. ........................................... United States 2,456 600,934
a
Paymentus Holdings, Inc., A ............................. United States 2,300 81,650
a
PayPal Holdings, Inc. .................................. United States 10,097 2,943,074
a
Shopify, Inc., A ....................................... Canada 1,275 1,862,749
a
Snowflake, Inc., A ..................................... United States 2,144 518,419
a
Twilio , Inc., A ......................................... United States 6,298 2,482,420
Visa, Inc., A .......................................... United States 22,076 5,161,810
20,902,853
Life Sciences Tools & Services 1.7%
a
Illumina, Inc. ......................................... United States 1,942 918,974
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 3,180 132,701
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 72,288 1,323,606
2,375,281
Machinery 0.6%
a,b
Proterra , Inc. ......................................... United States 48,184 824,428

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.7%
a
Liberty Broadband Corp., C .............................. United States 5,218 $ 906,158
Pharmaceuticals 1.3%
AstraZeneca plc, ADR .................................. United Kingdom 13,578 813,322
a
Catalent , Inc. ........................................ United States 7,089 766,463
a
Reata Pharmaceuticals, Inc., A ........................... United States 1,873 265,086
1,844,871
Professional Services 3.0%
a
CoStar Group, Inc. .................................... United States 34,380 2,847,351
TransUnion .......................................... United States 7,369 809,190
Verisk Analytics, Inc. ................................... United States 2,743 479,257
4,135,798
Road & Rail 1.0%
Union Pacific Corp. .................................... United States 6,047 1,329,917
Semiconductors & Semiconductor Equipment 5.2%
a
Alphawave IP Group plc ................................ United Kingdom 14,400 71,715
Analog Devices, Inc. ................................... United States 6,369 1,096,487
Monolithic Power Systems, Inc. ........................... United States 4,430 1,654,384
NVIDIA Corp. ........................................ United States 5,352 4,282,135
7,104,721
Software 19.1%
a
Adobe, Inc. .......................................... United States 6,212 3,637,996
a,b
AppLovin Corp., A ..................................... United States 6,060 455,530
a
Atlassian Corp. plc, A .................................. United States 2,078 533,755
a
Avalara, Inc. ......................................... United States 920 148,856
a
Bill.com Holdings, Inc. .................................. United States 9,932 1,819,344
a
Confluent, Inc., A ...................................... United States 2,900 137,750
a
DocuSign, Inc. ....................................... United States 4,493 1,256,108
Intuit, Inc. ........................................... United States 4,063 1,991,561
Microsoft Corp. ....................................... United States 22,629 6,130,196
a
Paycom Software, Inc. ................................. United States 1,169 424,897
a,b
Procore Technologies, Inc. .............................. United States 500 47,475
a
PTC, Inc. ........................................... United States 9,282 1,311,175
a
salesforce.com, Inc. ................................... United States 4,930 1,204,251
a
SentinelOne , Inc., A ................................... United States 2,400 102,000
a
ServiceNow , Inc. ...................................... United States 7,658 4,208,454
a
Sprinklr , Inc., A ....................................... United States 6,000 123,540
a
Synopsys, Inc. ....................................... United States 4,198 1,157,766
a
Workday, Inc., A ...................................... United States 2,964 707,625
a
Zendesk , Inc. ........................................ United States 6,291 908,043
26,306,322
Specialty Retail 0.3%
a
Burlington Stores, Inc. .................................. United States 1,325 426,637
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc. .......................................... United States 41,002 5,615,634
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., B ......................................... United States 9,150 1,413,583
Wireless Telecommunication Services 0.9%
a
T-Mobile US, Inc. ..................................... United States 9,084 1,315,636
Total Common Stocks (Cost $45,570,929) ......................................
138,185,475

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-11
See Abbreviations on page FLG- 22 .
Short Term Investments 2.7%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
d
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value
$268,050)
BNP Paribas Securities Corp. (Maturity Value $195,607)
Deutsche Bank Securities, Inc. (Maturity Value $29,764)
HSBC Securities (USA), Inc. (Maturity Value $42,679)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
6/20/47 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 1.88%, 4/30/22 (valued at
$273,601) ......................................... 268,049 $ 268,049
Total Repurchase Agreements (Cost $268,049) ..................................
268,049
e
Investments from Cash Collateral Received for
Loaned Securities 2.5%
Country Shares
Money Market Funds 2.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,737,000 2,737,000
Principal
Amount
*
Repurchase Agreements 0.5%
d
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $660,816)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$674,032) ......................................... 660,815 660,815
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,397,815) ............................................................
3,397,815
Total Short Term Investments (Cost $3,665,864 ) .................................
3,665,864
a
Total Investments (Cost $49,236,793) 103.0% ...................................
$141,851,339
Other Assets, less Liabilities (3.0)% ...........................................
(4,147,778)
Net Assets 100.0% ...........................................................
$137,703,561
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2021. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was
$1,323,606, representing 1.0% of net assets.
d
See Note 1(c) regarding joint repurchase agreement.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-12
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $45,570,929
Cost - Non-controlled affiliates (Note 3e) ........................................................ 2,737,000
Cost - Unaffiliated repurchase agreements ...................................................... 928,864
Value - Unaffiliated issuers (Includes securities loaned of $3,712,255) ................................. $138,185,475
Value - Non-controlled affiliates (Note 3e) ....................................................... 2,737,000
Value - Unaffiliated repurchase agreements ...................................................... 928,864
Receivables:
Investment securities sold ................................................................... 1,872,592
Capital shares sold ........................................................................ 154,467
Dividends and interest ..................................................................... 71,270
Total assets .......................................................................... 143,949,668
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,576,146
Capital shares redeemed ................................................................... 1,129,140
Management fees ......................................................................... 82,409
Distribution fees .......................................................................... 26,456
Payable upon return of securities loaned (Note 1 d ) .................................................. 3,397,815
Accrued expenses and other liabilities ........................................................... 34,141
Total liabilities ......................................................................... 6,246,107
Net assets, at value ................................................................. $137,703,561
Net assets consist of:
Paid-in capital ............................................................................. $34,726,344
Total distributable earnings (losses) ............................................................. 102,977,217
Net assets, at value ................................................................. $137,703,561
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $5,160,917
Shares outstanding ........................................................................ 178,616
Net asset value and maximum offering price per share ............................................. $28.89
Class 2:
Net assets, at value ....................................................................... $132,542,644
Shares outstanding ........................................................................ 4,799,630
Net asset value and maximum offering price per share ............................................. $27.62

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-13
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $254,169
Interest:
Unaffiliated issuers ........................................................................ 73
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 151,970
Non-controlled affiliates (Note 3 e ) ............................................................. 51
Total investment income ................................................................... 406,263
Expenses:
Management fees (Note 3 a ) ................................................................... 493,390
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 158,619
Custodian fees (Note 4 ) ...................................................................... 1,402
Reports to shareholders ...................................................................... 15,442
Professional fees ........................................................................... 28,653
Trustees' fees and expenses .................................................................. 736
Other .................................................................................... 5,014
Total expenses ......................................................................... 703,256
Expense reductions (Note 4 ) ............................................................... (6)
Expenses waived/paid by affiliates (Note 3e ) ................................................... (302)
Net expenses ......................................................................... 702,948
Net investment income (loss) ............................................................ (296,685)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,925,826
Foreign currency transactions ................................................................ (304)
Net realized gain (loss) .................................................................. 10,925,522
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,153,096
Net realized and unrealized gain (loss) ............................................................ 13,078,618
Net increase (decrease) in net assets resulting from operations .......................................... $12,781,933

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-14
Franklin Large Cap Growth VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(296,685) $(689,116)
Net realized gain (loss) ................................................. 10,925,522 17,097,318
Net change in unrealized appreciation (depreciation) ........................... 2,153,096 28,111,649
Net increase (decrease) in net assets resulting from operations ................ 12,781,933 44,519,851
Distributions to shareholders:
Class 1 ............................................................. (589,813) (319,951)
Class 2 ............................................................. (16,040,591) (11,348,356)
Total distributions to shareholders .......................................... (16,630,404) (11,668,307)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 664,888 2,179,293
Class 2 ............................................................. 5,279,848 (14,944,016)
Total capital share transactions ............................................ 5,944,736 (12,764,723)
Net increase (decrease) in net assets ................................... 2,096,265 20,086,821
Net assets:
Beginning of period ..................................................... 135,607,296 115,520,475
End of period .......................................................... $137,703,561 $135,607,296

Franklin Templeton Variable Insurance Products Trust
FLG-15
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Large Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Large Cap Growth VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 67.4% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-16
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund, and/or a joint repurchase
agreement. Additionally, the Fund received $393,774 in U.S.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-17
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
Government and Agency securities as collateral. These
securities received as collateral are held in segregated
accounts with the Funds' custodian. The Fund cannot
repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-18
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 2,914 $82,500 91,945 $2,104,488
Shares issued in reinvestment of distributions .......... 21,262 589,813 14,182 319,951
Shares redeemed ............................... (247) (7,425) (10,851) (245,146)
Net increase (decrease) .......................... 23,929 $664,888 95,276 $2,179,293
Class 2 Shares:
Shares sold ................................... 172,993 $4,910,363 358,053 $8,575,790
Shares issued in reinvestment of distributions .......... 604,849 16,040,591 522,004 11,348,356
Shares redeemed ............................... (550,673) (15,671,106) (1,496,315) (34,868,162)
Net increase (decrease) .......................... 227,169 $5,279,848 (616,258) $(14,944,016)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-19
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.750% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $14,000 $11,797,000 $(9,074,000) $ — $ — $2,737,000 2,737,000 $51
Total Affiliated Securities .... $14,000 $11,797,000 $(9,074,000) $— $— $2,737,000 $51
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-20
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$10,377,072 and $19,669,942, respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,397,815 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $49,502,531
Unrealized appreciation ........................................................................ $93,381,175
Unrealized depreciation ........................................................................ (1,032,367)
Net unrealized appreciation (depreciation) .......................................................... $92,348,808

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-21
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 1,070,631 $ — $ — $ 1,070,631
Automobiles .......................... 1,292,110 — — 1,292,110
Beverages ........................... 1,849,908 — — 1,849,908
Biotechnology ......................... 2,070,399 — — 2,070,399
Capital Markets ........................ 7,775,088 — — 7,775,088
Chemicals ........................... 1,740,080 — — 1,740,080
Commercial Services & Supplies ........... 460,086 — — 460,086
Consumer Finance ..................... 639,511 — — 639,511
Electric Utilities ........................ 583,089 — — 583,089
Entertainment ......................... 1,605,457 — — 1,605,457
Equity Real Estate Investment Trusts (REITs) . 3,822,072 — — 3,822,072
Food Products ........................ 1,260,804 — — 1,260,804
Health Care Equipment & Supplies ......... 11,244,759 — — 11,244,759
Health Care Providers & Services .......... 3,229,609 — — 3,229,609
Health Care Technology ................. 2,735,427 — — 2,735,427
Hotels, Restaurants & Leisure ............. 2,062,275 — — 2,062,275
Industrial Conglomerates ................ 2,464,633 — — 2,464,633
Interactive Media & Services .............. 5,902,754 — — 5,902,754
Internet & Direct Marketing Retail .......... 11,874,944 — — 11,874,944
IT Services ........................... 20,902,853 — — 20,902,853
Life Sciences Tools & Services ............ 1,051,675 1,323,606 — 2,375,281
Machinery ............................ 824,428 — — 824,428
Media ............................... 906,158 — — 906,158
Pharmaceuticals ....................... 1,844,871 — — 1,844,871
Professional Services ................... 4,135,798 — — 4,135,798
Road & Rail .......................... 1,329,917 — — 1,329,917
Semiconductors & Semiconductor Equipment . 7,104,721 — — 7,104,721
Software ............................. 26,306,322 — — 26,306,322
Specialty Retail ........................ 426,637 — — 426,637
Technology Hardware, Storage & Peripherals . 5,615,634 — — 5,615,634
Textiles, Apparel & Luxury Goods .......... 1,413,583 — — 1,413,583
Wireless Telecommunication Services ....... 1,315,636 — — 1,315,636
Short Term Investments ................... 2,737,000 928,864 — 3,665,864
Total Investments in Securities ........... $139,598,869 $2,252,470
a
$— $141,851,339
a
Includes foreign securities valued at $1,323,606, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-22
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

MGD-1
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
This semiannual report for Franklin Mutual Global Discovery VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +1 5.83 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

MGD-2
Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Mutual Global Discovery VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in U.S. and foreign
equity securities that we believe are available at market
prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common stock, with a
current focus on mid- and large cap companies. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest substantially and potentially up to 100% of its
assets in foreign securities, which may include sovereign
debt and participations in foreign government debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated, or may
decline further in value. The Fund’s investments in foreign
securities involve more risks than U.S. securities, including political and economic developments, trading practices,
availability of information, limited markets, and currency
exchange fluctuations and policies. Because the Fund may
invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or
the surrounding regions than a fund that is more broadly
diversified geographically. Securities issued by small and
mid-capitalization companies may be more volatile in price
than those of larger companies and may involve additional
risks. Derivatives involve costs and can create economic
leverage in the Fund’s portfolio which may result in
significant volatility and cause the Fund to participate in
losses (as well as gains) in an amount that significantly
exceeds the Fund’s initial investment. A merger or other
restructuring, or a tender or exchange offer, proposed or
pending at the time the Fund invests in merger arbitrage
securities may not be completed on the terms or within the
time frame contemplated, which may result in losses to the
Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s new
benchmark, the MSCI World Value Index-NR (USD), posted
a +14.72% total return for the period under review.
1
Also for
comparison, the Fund’s former benchmark, the MSCI World
Index (USD), posted a +13.33% total return for the same
period.
1
The MSCI World Value Index-NR (USD; net of taxes
on dividends) is replacing the MSCI World Index (USD;
gross of taxes on dividends) as the Fund’s benchmark.
The investment manager believes the composition of
the MSCI World Value Index-NR (USD) more accurately
reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual withholding rates for the
Fund are closer to the assumptions of the MSCI World Value
Index-NR (USD) than the MSCI World Index (USD).
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
Geographic Composition
6/30/21
% of Total
Net Assets
United States 49.0%
United Kingdom 8.8%
Germany 7.4%
France 7.3%
Netherlands 5.9%
Switzerland 5.0%
Canada 3.0%
Israel 1.9%
Japan 1.6%
South Korea 1.5%
China 1.2%
Other 0.8%
Short-Term Investments & Other Net Assets 6.6%

Franklin Mutual Global Discovery VIP Fund
MGD-3
Semiannual Report
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
1
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced volatility near period-end due to
inflation concerns, rising COVID-19 infection rates in many
countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
1
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major
investment strategy is investing in undervalued stocks.
When selecting undervalued equities, we are attracted to
what we believe are fundamentally strong companies with
healthy balance sheets, high-quality assets, substantial
free cash flow and shareholder-oriented management
teams and whose stocks are trading at discounts to our
assessment of the companies’ intrinsic or business value.
We also look for asset-rich companies whose shares may
be trading at depressed levels due to concerns over short-
term earnings disappointments, litigation, management
strategy or other perceived negatives. While the vast
majority of our undervalued equity and debt investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.

Franklin Mutual Global Discovery VIP Fund
MGD-4
Semiannual Report
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI World
Value Index-NR (USD) posted a +14.72% total return,
while the MSCI World Growth Index-NR (USD) posted a
+11.14% total return.
1
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Many of Franklin Mutual Series’ portfolios had a significant position in banks. The team had invested in these names
on account of their discounted pricing compared to our
assessment of fair value. When rates started to rise at the
beginning of the period, financial companies benefited.
Higher rates generally mean high spreads on lending
products. Moreover, increased economic activity and overall
confidence in future economic growth spurs increased
lending activity, which is also good for banks. Investments
in companies such as ING Groep, Wells Fargo and Capital
One Financial were some of our biggest contributors to
absolute performance during the period.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets, cheap and
available financing and the administration change in the
U.S. have helped to increase and sustain merger activity.
As corporations seek inorganic growth opportunities
across products, service offerings and end markets while
extracting merger synergies, we expect deal momentum to
continue. We are seeking opportunities that either present
a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or
auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we are invested in three key areas: top of
the capital structure secured debt, event-driven credit and
traditional distressed debt.
Fund Performance
Turning to Fund performance, top positive contributors
included Wells Fargo, ING Groep and Eli Lilly.
Wells Fargo was among the leading contributors to Fund
results during the period. The company announced its first-
quarter 2021 results in April. Headline earnings per share
beat consensus expectations. The mortgage and investment
banking business lines generated strong fee revenues and
management expects profitability of the company’s other
core lines of business to improve as the economy continues
to reopen. The stock performed well throughout the
remainder of the six-month period.
Financial services company ING Groep was a main
contributor to Fund results during the period. The stock
price rose throughout the six months, riding a wave of
investor optimism and positive financial results. Early in
the period, the company announced fourth-quarter 2020
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Pharmaceuticals 10.1%
Oil, Gas & Consumable Fuels 9.3%
Banks 8.5%
Insurance 7.2%
Health Care Providers & Services 4.6%
Software 4.3%
Technology Hardware, Storage & Peripherals 3.9%
Diversified Telecommunication Services 3.5%
Tobacco 3.4%
IT Services 3.1%

Franklin Mutual Global Discovery VIP Fund
MGD-5
Semiannual Report
adjusted earnings per share that beat expectations, which
helped provide support for price appreciation in February
and March. In May, ING Groep announced strong results
for 2021’s first quarter, further lifting the price. In addition, the continuing prospect of improving economic conditions
and higher interest rates has helped to support financial
stocks. Additionally, management has announced a series
of restructurings and market exits to reduce cost and
streamline the company’s operations.
Shares of drug company Eli Lilly appreciated during the
period and contributed positively to portfolio results. The
company's stock price appreciated strongly due to positive
phase 2 data for its Alzheimer’s compound, Donanemab, as
well as Lilly announcing that it expected to file Donanemab
with the FDA much earlier than originally anticipated due
to potentially positive regulatory developments, namely the
FDA approval of Aduhelm, an Alzheimer’s product from
Biogen (not a Fund holding). In addition, Eli Lilly’s diabetes drug, Trulicity, continues to grow strongly, and its key
diabetes pipeline compound, Tirzepatide, showed positive
results in multiple phase 3 clinical trials, which further
strengthens the company’s position in the growing diabetes
end market.
During the period under review, Fund investments that
detracted from performance included Cognizant Technology
Solutions, Check Point Software Technologies and Credit
Suisse Group.
Outsourcing services company Cognizant Technology
Solutions detracted from results during the period. The stock fell precipitously in May after the company’s first-quarter
2021 earnings call. Despite financial results that were largely in-line with expectations, investors reacted negatively as
the company lowered its full-year margin guidance to tackle
a high employee attrition rate, which led to lost business
opportunities due to the inability to source talent. Long term, the company is investing in its recruiting and employee
retention efforts and building out its automation technology to decouple employee headcount growth from revenue growth.
Information technology security software provider
Check Point Software Technologies detracted from
Fund performance during the period. The stock slid in
February after the company announced fourth fiscal
quarter results, including 2021 guidance that was below
consensus expectations due to higher selling, general
and administrative expenses, lower interest income and
foreign exchange headwinds. In late April, the company
announced first-quarter 2021 financial results that were
in-line with estimates, as better subscription revenues offset lower product revenues. The stock was range-bound for the
remainder of the six-month period.
The stock of Switzerland-based financial services company
Credit Suisse detracted from portfolio results during the
six-month period. In March, the price fell due to two large
risk management lapses at the firm. First, the collapse of
Greensill, which is a provider of supply chain finance to
companies around the world. Funds managed by Credit
Suisse had approximately $10 billion of exposure. Since the
collapse of Greensill, Credit Suisse continues to work on
recovering and returning investors’ capital. Second, the firm had outsized exposure to Archegos Capital Management,
a prime broker client of the firm. Although multiple global
banks suffered losses, Credit Suisse suffered significantly
higher losses than others, with a $5.5 billion write-off booked during the quarter. As a result of this charge, it was forced to raise close to $2 billion to shore up the bank's capital.
In response to the two events, Credit Suisse announced
multiple restructuring programs and management changes.
The stock was range-bound for the remainder of the period.
During the period, the Fund held currency forwards and
futures, seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
positive overall impact on the Fund’s performance as the
dollar rose against most currencies during the period.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
GlaxoSmithKline plc 3.3%
Pharmaceuticals, United Kingdom
Charter Communications, Inc. 2.7%
Media, United States
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Merck & Co., Inc. 2.6%
Pharmaceuticals, United States
Wells Fargo & Co. 2.6%
Banks, United States
BP plc 2.5%
Oil, Gas & Consumable Fuels, United Kingdom
CVS Health Corp. 2.5%
Health Care Providers & Services, United States
ING Groep NV 2.4%
Banks, Netherlands
Williams Cos., Inc. (The) 2.3%
Oil, Gas & Consumable Fuels, United States
British American Tobacco plc 2.2%
Tobacco, United Kingdom

Franklin Mutual Global Discovery VIP Fund
MGD-6
Semiannual Report
Thank you for your participation in Franklin Mutual Global
Discovery VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Mutual Global Discovery VIP Fund
MGD-7
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,158.29 $5.20 $1,019.97 $4.87 0.97%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-8
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.50 $19.17 $17.47 $20.38 $20.22 $19.85
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.57
c
0.43 0.36 0.47 0.41
Net realized and unrealized gains (losses) 2.58 (1.52) 3.64 (2.50) 1.29 1.92
Total from investment operations ........ 2.77 (0.95) 4.07 (2.14) 1.76 2.33
Less distributions from:
Net investment income .............. — (0.42) (0.37) (0.52) (0.42) (0.39)
Net realized gains ................. — (0.30) (2.00) (0.25) (1.18) (1.57)
Total distributions ................... — (0.72) (2.37) (0.77) (1.60) (1.96)
Net asset value, end of period .......... $20.27 $17.50 $19.17 $17.47 $20.38 $20.22
Total return
d
....................... 15.83% (4.22)% 24.71% (11.01)% 8.99% 12.32%
Ratios to average net assets
e
Expenses
f , g , h
....................... 0.97% 0.97% 0.94% 0.96% 1.01% 1.01%
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% 0.01% — 0.01%
Net investment income ............... 2.00% 3.57%
c
2.22% 1.81% 2.29% 2.10%
Supplemental data
Net assets, end of period (000’s) ........ $4,069 $3,788 $3,878 $3,282 $3,189 $3,084
Portfolio turnover rate ................ 19.28% 34.79% 21.82% 29.84% 17.49% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-9
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.91 $18.54 $16.96 $19.80 $19.69 $19.37
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.51
c
0.37 0.30 0.41 0.35
Net realized and unrealized gains (losses) 2.50 (1.47) 3.53 (2.42) 1.25 1.87
Total from investment operations ........ 2.66 (0.96) 3.90 (2.12) 1.66 2.22
Less distributions from:
Net investment income .............. — (0.37) (0.32) (0.47) (0.37) (0.33)
Net realized gains ................. — (0.30) (2.00) (0.25) (1.18) (1.57)
Total distributions ................... — (0.67) (2.32) (0.72) (1.55) (1.90)
Net asset value, end of period .......... $19.57 $16.91 $18.54 $16.96 $19.80 $19.69
Total return
d
....................... 15.73% (4.46)% 24.37% (11.22)% 8.71% 12.06%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.22% 1.22% 1.19% 1.21% 1.26% 1.26%
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% 0.01% — 0.01%
Net investment income ............... 1.75% 3.33%
c
1.97% 1.56% 2.04% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $491,818 $467,653 $539,759 $500,607 $631,179 $630,397
Portfolio turnover rate ................ 19.28% 34.79% 21.82% 29.84% 17.49% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-10
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.34 $18.98 $17.30 $20.17 $20.02 $19.66
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.51
c
0.36 0.29 0.40 0.34
Net realized and unrealized gains (losses) 2.55 (1.50) 3.61 (2.47) 1.27 1.89
Total from investment operations ........ 2.71 (0.99) 3.97 (2.18) 1.67 2.23
Less distributions from:
Net investment income .............. — (0.35) (0.29) (0.44) (0.34) (0.30)
Net realized gains ................. — (0.30) (2.00) (0.25) (1.18) (1.57)
Total distributions ................... — (0.65) (2.29) (0.69) (1.52) (1.87)
Net asset value, end of period .......... $20.05 $17.34 $18.98 $17.30 $20.17 $20.02
Total return
d
....................... 15.63% (4.54)% 24.28% (11.31)% 8.61% 11.91%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.32% 1.32% 1.29% 1.31% 1.36% 1.36%
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% 0.01% — 0.01%
Net investment income ............... 1.65% 3.22%
c
1.87% 1.46% 1.94% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $27,444 $26,688 $30,865 $30,094 $41,713 $45,262
Portfolio turnover rate ................ 19.28% 34.79% 21.82% 29.84% 17.49% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Global Discovery VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Aerospace & Defense 2.6%
a
Airbus SE ........................................... France 43,989 $ 5,668,586
BAE Systems plc ..................................... United Kingdom 1,096,354 7,922,850
13,591,436
Auto Components 1.6%
Cie Generale des Etablissements Michelin SCA .............. France 53,424 8,526,942
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 30,585
8,557,527
Automobiles 1.4%
a
General Motors Co. .................................... United States 119,200 7,053,064
Banks 8.4%
BNP Paribas SA ...................................... France 155,907 9,785,493
Citigroup, Inc. ........................................ United States 116,235 8,223,626
ING Groep NV ....................................... Netherlands 960,888 12,756,241
Wells Fargo & Co. ..................................... United States 295,666 13,390,713
44,156,073
Beverages 1.3%
Heineken NV ........................................ Netherlands 55,066 6,685,546
Biotechnology 0.9%
a
Alexion Pharmaceuticals, Inc. ............................ United States 24,400 4,482,524
Building Products 1.6%
Johnson Controls International plc ......................... United States 122,142 8,382,605
Capital Markets 1.7%
Credit Suisse Group AG, A .............................. Switzerland 699,537 7,322,701
a,d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,085,512 1,541,697
8,864,398
Chemicals 2.8%
BASF SE ........................................... Germany 102,530 8,094,377
d
Covestro AG, 144A, Reg S .............................. Germany 102,702 6,641,118
14,735,495
Construction Materials 1.0%
HeidelbergCement AG ................................. Germany 60,379 5,184,369
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 52,288 8,088,431
Diversified Financial Services 1.9%
Voya Financial, Inc. .................................... United States 161,150 9,910,725
Diversified Telecommunication Services 3.5%
Deutsche Telekom AG .................................. Germany 648,121 13,708,919
a
Frontier Communications Parent, Inc. ...................... United States 171,776 4,534,887
18,243,806
Entertainment 1.8%
a,e
Walt Disney Co. (The) .................................. United States 52,291 9,191,189
Food Products 1.5%
Kraft Heinz Co. (The) .................................. United States 193,600 7,895,008
Health Care Equipment & Supplies 1.7%
Medtronic plc ........................................ United States 73,513 9,125,169

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.6%
Anthem, Inc. ......................................... United States 28,932 $ 11,046,238
CVS Health Corp. ..................................... United States 155,791 12,999,201
24,045,439
Hotels, Restaurants & Leisure 1.4%
a
Accor SA ........................................... France 200,680 7,506,792
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 625,050 8,413,173
Insurance 8.5%
a
Alleghany Corp. ...................................... United States 9,530 6,357,177
China Pacific Insurance Group Co. Ltd., H ................... China 1,467,708 4,610,430
Everest Re Group Ltd. ................................. United States 28,278 7,126,339
Hartford Financial Services Group, Inc. (The) ................ United States 138,961 8,611,413
NN Group NV ........................................ Netherlands 237,579 11,224,022
Willis Towers Watson plc ................................ United States 28,900 6,647,578
44,576,959
IT Services 3.1%
Capgemini SE ........................................ France 33,932 6,526,133
Cognizant Technology Solutions Corp., A .................... United States 141,960 9,832,150
16,358,283
Media 2.7%
a
Charter Communications, Inc., A .......................... United States 19,786 14,274,610
Oil, Gas & Consumable Fuels 9.3%
BP plc .............................................. United Kingdom 2,966,046 13,008,224
Canadian Natural Resources Ltd. ......................... Canada 280,400 10,177,858
Inter Pipeline Ltd. ..................................... Canada 370,296 6,018,523
Kinder Morgan, Inc. .................................... United States 408,970 7,455,523
e
Williams Cos., Inc. (The) ................................ United States 461,701 12,258,162
48,918,290
Pharmaceuticals 10.7%
a
Elanco Animal Health, Inc. ............................... United States 86,487 3,000,234
Eli Lilly & Co. ........................................ United States 46,835 10,749,569
GlaxoSmithKline plc ................................... United Kingdom 865,810 17,022,274
e
Merck & Co., Inc. ..................................... United States 174,416 13,564,332
Novartis AG, ADR ..................................... Switzerland 119,597 10,912,030
a
Organon & Co. ....................................... United States 16,341 494,479
55,742,918
Road & Rail 0.5%
Kansas City Southern .................................. United States 9,900 2,805,363
Semiconductors & Semiconductor Equipment 2.7%
a
Renesas Electronics Corp. .............................. Japan 799,001 8,623,884
Xilinx, Inc. ........................................... United States 38,600 5,583,104
14,206,988
Software 4.7%
a
Avaya Holdings Corp. .................................. United States 4 108
a
Check Point Software Technologies Ltd. .................... Israel 83,559 9,703,707
Oracle Corp. ......................................... United States 124,760 9,711,318
a
Slack Technologies, Inc., A .............................. United States 116,600 5,165,380
24,580,513

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.9%
Catcher Technology Co. Ltd. ............................. Taiwan 613,167 $ 3,997,361
Samsung Electronics Co. Ltd. ............................ South Korea 111,916 7,985,012
a,e
Western Digital Corp. .................................. United States 115,177 8,197,147
20,179,520
Textiles, Apparel & Luxury Goods 1.5%
Cie Financiere Richemont SA ............................ Switzerland 63,468 7,694,138
Tobacco 3.4%
Altria Group, Inc. ...................................... United States 130,784 6,235,781
British American Tobacco plc ............................. United Kingdom 290,877 11,294,286
17,530,067
Total Common Stocks (Cost $353,642,866) .....................................
490,980,418
Preferred Stocks 1.0%
Automobiles 1.0%
f
Volkswagen AG, 2.3% .................................. Germany 21,093 5,289,125
Total Preferred Stocks (Cost $2,867,110) .......................................
5,289,125
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 3,613 18,535
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 147,346 98,735
Total Warrants (Cost $—) .....................................................
117,270
Principal
Amount
*
Convertible Bonds 0.1%
Banks 0.1%
d
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 294,000 CHF 357,821
Total Convertible Bonds (Cost $323,735) .......................................
357,821
Corporate Bonds 2.0%
Airlines 1.8%
d
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 2,023,000 2,144,380
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 162,000 175,365
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 3,988,000 5,009,925
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 2,060,000 2,270,635
9,600,305
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 829,000 914,971
Total Corporate Bonds (Cost $9,005,525) .......................................
10,515,276

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-14
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests 0.1%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 423,000 $ 441,534
Total Senior Floating Rate Interests (Cost $418,819) .............................
441,534
Shares
Companies in Liquidation 0.0%
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 57,457 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 5,912,264 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $185,800) .................................
—
Total Long Term Investments (Cost $366,443,855) ...............................
507,701,444
a
Short Term Investments 0.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
j
FHLB, 7/01/21 ....................................... United States 200,000 200,000
j
U.S. Treasury Bills ,
7/08/21 ........................................... United States 1,500,000 1,499,990
8/26/21 ........................................... United States 1,500,000 1,499,908
11/04/21 .......................................... United States 400,000 399,932
3,399,830
Total U.S. Government and Agency Securities (Cost $3,599,815) ..................
3,599,830
Total Short Term Investments (Cost $3,599,815 ) .................................
3,599,830
a
Total Investments (Cost $370,043,670) 97.7% ...................................
$511,301,274
Securities Sold Short (3.6)% ..................................................
(18,899,421)
Other Assets, less Liabilities 5.9% .............................................
30,929,739
Net Assets 100.0% ...........................................................
$523,331,592
Shares
Securities Sold Short (3.6)%
Common Stocks (3.6)%
Insurance (1.3)%
k
Aon plc, A ........................................... United States 28,728 (6,859,097)
Pharmaceuticals (0.6)%
k
AstraZeneca plc, ADR .................................. United Kingdom 51,833 (3,104,797)
Road & Rail (0.1)%
k
Canadian National Railway Co. ........................... Canada 4,516 (476,528)
Semiconductors & Semiconductor Equipment (1.2)%
k
Advanced Micro Devices, Inc. ............................ United States 66,524 (6,248,600)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-15
a
a a
Country Shares
a
Value
a a a a a a
Securities Sold Short (continued)
Common Stocks
(continued)
Software (0.4)%
k
salesforce.com, Inc. ................................... United States 9,049 (2,210,399)
Total Common Stocks (Proceeds $17,243,885) ..................................
(18,899,421)
Total Securities Sold Short (Proceeds $17,243,885) ..............................
$(18,899,421)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $19,055,912, representing 3.6% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At June 30, 2021, the aggregate value of these securities pledged amounted to $20,851,362, representing 4.0% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 1(d) regarding securities sold short.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-16
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 94 $ 13,941,375 9/13/21 $ 414,527
Foreign Exchange GBP/USD ................... Short 89 7,679,031 9/13/21 207,089
Total Futures Contracts ...................................................................... $621,616
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... HSBK Sell 5,942,573 4,901,558 7/19/21 $ 108,335 $ —
Canadian Dollar .... UBSW Sell 840,458 695,908 7/19/21 18,005 —
Swiss Franc ....... HSBK Sell 6,916,393 7,620,967 7/19/21 142,552 —
British Pound ...... HSBK Buy 318,999 449,792 7/23/21 144 (8,616)
British Pound ...... HSBK Sell 4,930,009 6,949,168 7/23/21 128,735 —
British Pound ...... SSBT Sell 57,185 80,606 7/23/21 1,493 —
British Pound ...... UBSW Buy 1,290,904 1,819,072 7/23/21 — (33,168)
British Pound ...... UBSW Sell 41,000 57,981 7/23/21 1,259 —
Euro ............. HSBK Sell 30,705,839 37,337,724 8/23/21 884,160 —
Euro ............. UBSW Sell 4,037,044 4,884,583 8/23/21 91,859 —
New Taiwan Dollar .. HSBK Sell 67,093,040 2,415,685 8/27/21 1,732 (122)
New Taiwan Dollar .. UBSW Sell 41,719,482 1,505,510 8/27/21 4,401 —
South Korean Won .. HSBK Sell 2,957,988,745 2,624,657 11/19/21 8,615 —
South Korean Won .. UBSW Sell 269,296,183 239,066 11/19/21 901 —
South Korean Won .. HSBK Sell 3,276,006,847 2,947,825 12/17/21 51,046 —
South Korean Won .. UBSW Sell 178,093,425 160,326 12/17/21 2,849 —
Total Forward Exchange Contracts ................................................... $1,446,086 $(41,906)
Net unrealized appreciation (depreciation) ............................................ $1,404,180
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 10 regarding other derivative information.
See Abbreviations on page MGD- 31 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-17
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $370,043,670
Value - Unaffiliated issuers .................................................................. $511,301,274
Cash .................................................................................... 4,517,110
Foreign currency, at value (cost $267,397) ........................................................ 267,397
Receivables:
Investment securities sold ................................................................... 3,538,684
Capital shares sold ........................................................................ 36,306
Dividends and interest ..................................................................... 1,154,866
European Union tax reclaims (Note 1 g ) ......................................................... 2,700,078
Deposits with brokers for:
Securities sold short ..................................................................... 18,895,601
Futures contracts ........................................................................ 416,830
Variation margin on futures contracts ........................................................... 91,325
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,446,086
Other assets .............................................................................. 188,952
Total assets .......................................................................... 544,554,509
Liabilities:
Payables:
Investment securities purchased .............................................................. 978,294
Capital shares redeemed ................................................................... 559,833
Management fees ......................................................................... 383,291
Distribution fees .......................................................................... 110,978
Securities sold short, at value (proceeds $17,243,885) ............................................... 18,899,421
Unrealized depreciation on OTC forward exchange contracts .......................................... 41,906
Accrued expenses and other liabilities ........................................................... 249,194
Total liabilities ......................................................................... 21,222,917
Net assets, at value ................................................................. $523,331,592
Net assets consist of:
Paid-in capital ............................................................................. $367,198,408
Total distributable earnings (losses) ............................................................. 156,133,184
Net assets, at value ................................................................. $523,331,592
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,068,893
Shares outstanding ........................................................................ 200,745
Net asset value and maximum offering price per share ............................................. $20.27
Class 2:
Net assets, at value ....................................................................... $491,818,299
Shares outstanding ........................................................................ 25,136,282
Net asset value and maximum offering price per share ............................................. $19.57
Class 4:
Net assets, at value ....................................................................... $27,444,400
Shares outstanding ........................................................................ 1,369,088
Net asset value and maximum offering price per share ............................................. $20.05

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-18
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $412,391)
Unaffiliated issuers ........................................................................ $7,261,805
Interest:
Unaffiliated issuers ........................................................................ 385,176
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,773
Non-controlled affiliates (Note 3 e ) ............................................................. 47
Other income (Note 1 g ) ...................................................................... 19,117
Total investment income ................................................................... 7,668,918
Expenses:
Management fees (Note 3 a ) ................................................................... 2,257,247
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 605,732
    Class 4 ................................................................................ 47,948
Custodian fees (Note 4 ) ...................................................................... 7,033
Reports to shareholders ...................................................................... 64,374
Professional fees ........................................................................... 63,707
Trustees' fees and expenses .................................................................. 1,812
Dividends on securities sold short .............................................................. 78,448
Other .................................................................................... 37,567
Total expenses ......................................................................... 3,163,868
Expense reductions (Note 4 ) ............................................................... (21)
Expenses waived/paid by affiliates (Note 3e) ................................................... (114)
Net expenses ......................................................................... 3,163,733
Net investment income ................................................................ 4,505,185
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 26,935,796
Foreign currency transactions ................................................................ (50,235)
Forward exchange contracts ................................................................. (280,477)
Futures contracts ......................................................................... (507,821)
Securities sold short ....................................................................... (214,684)
Net realized gain (loss) .................................................................. 25,882,579
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 43,285,820
Translation of other assets and liabilities denominated in foreign currencies .............................. (107,662)
Forward exchange contracts ................................................................. 2,247,515
Futures contracts ......................................................................... 852,238
Securities sold short ....................................................................... (1,548,913)
Net change in unrealized appreciation (depreciation) ............................................ 44,728,998
Net realized and unrealized gain (loss) ............................................................ 70,611,577
Net increase (decrease) in net assets resulting from operations .......................................... $75,116,762

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-19
Franklin Mutual Global Discovery VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,505,185 $15,446,502
Net realized gain (loss) ................................................. 25,882,579 (31,439,546)
Net change in unrealized appreciation (depreciation) ........................... 44,728,998 (11,712,372)
Net increase (decrease) in net assets resulting from operations ................ 75,116,762 (27,705,416)
Distributions to shareholders:
Class 1 ............................................................. — (151,550)
Class 2 ............................................................. — (18,507,580)
Class 4 ............................................................. — (1,028,932)
Total distributions to shareholders .......................................... — (19,688,062)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (299,894) 172,218
Class 2 ............................................................. (46,380,801) (27,296,236)
Class 4 ............................................................. (3,233,147) (1,856,627)
Total capital share transactions ............................................ (49,913,842) (28,980,645)
Net increase (decrease) in net assets ................................... 25,202,920 (76,374,123)
Net assets:
Beginning of period ..................................................... 498,128,672 574,502,795
End of period .......................................................... $523,331,592 $498,128,672

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery VIP Fund
MGD-20
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Mutual Global Discovery VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2021, 43.99% of the Fund's shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-21
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-22
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2021 the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-23
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2021, the
fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, when EU reclaims are received by the
Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-24
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 11,079 $209,139 35,855 $553,637
Shares issued in reinvestment of distributions .......... — — 10,310 151,550
Shares redeemed ............................... (26,777) (509,033) (32,073) (532,969)
Net increase (decrease) .......................... (15,698) $(299,894) 14,092 $172,218
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-25
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective management fee rate was 0.875% of the Fund’s average daily net assets.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 491,751 $9,091,198 2,017,207 $28,571,483
Shares issued in reinvestment of distributions .......... — — 1,301,518 18,507,580
Shares redeemed ............................... (3,004,451) (55,471,999) (4,784,030) (74,375,299)
Net increase (decrease) .......................... (2,512,700) $(46,380,801) (1,465,305) $(27,296,236)
Class 4 Shares:
Shares sold ................................... 10,557 $203,523 178,276 $2,524,788
Shares issued in reinvestment of distributions .......... — — 70,572 1,028,932
Shares redeemed ............................... (180,803) (3,436,670) (336,123) (5,410,347)
Net increase (decrease) .......................... (170,246) $(3,233,147) (87,275) $(1,856,627)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC. (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-26
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $17,241,000 $(17,241,000) $ — $ — $—
a
— $47
Total Affiliated Securities .... $— $17,241,000 $(17,241,000) $— $— $— $47
a
As of June 30, 2021, no longer held by the fund.
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-27
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of partnerships, bond market discounts and premiums, return of capital distributions, defaulted securities, foreign currency transactions and wash sales, EU reclaims, passive foreign investment company shares and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2021, aggregated $95,411,900 and $136,629,931, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,106,976
Long term ................................................................................ 26,241,010
Total capital loss carryforwards ............................................................... $29,347,986
Cost of investments .......................................................................... $354,589,416
Unrealized appreciation ........................................................................ $150,758,881
Unrealized depreciation ........................................................................ (10,920,648)
Net unrealized appreciation (depreciation) .......................................................... $139,838,233

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-28
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group BVBA .. 4/13/06 - 12/26/08 $ 281,629 $ 30,585
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $30,585
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 621,616
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
1,446,086 Unrealized depreciation on OTC
forward exchange contracts
41,906
Total .................... $2,067,702 $41,906
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-29
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $23,530,822.
The average month end contract value of forward exchange contracts was $75,647,556.
See Note 1(c) regarding derivative financial instruments.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(507,821) Futures contracts $852,238
Forward exchange contracts (280,477) Forward exchange contracts 2,247,515
Total ....................... $(788,298) $3,099,753
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-30
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 13,591,436 $ — $ 13,591,436
Auto Components ...................... — 8,526,942 30,585 8,557,527
Automobiles .......................... 7,053,064 — — 7,053,064
Banks ............................... 21,614,339 22,541,734 — 44,156,073
Beverages ........................... — 6,685,546 — 6,685,546
Biotechnology ......................... 4,482,524 — — 4,482,524
Building Products ...................... 8,382,605 — — 8,382,605
Capital Markets ........................ — 8,864,398 — 8,864,398
Chemicals ........................... — 14,735,495 — 14,735,495
Construction Materials .................. — 5,184,369 — 5,184,369
Consumer Finance ..................... 8,088,431 — — 8,088,431
Diversified Financial Services ............. 9,910,725 — — 9,910,725
Diversified Telecommunication Services ..... 4,534,887 13,708,919 — 18,243,806
Entertainment ......................... 9,191,189 — — 9,191,189
Food Products ........................ 7,895,008 — — 7,895,008
Health Care Equipment & Supplies ......... 9,125,169 — — 9,125,169
Health Care Providers & Services .......... 24,045,439 — — 24,045,439
Hotels, Restaurants & Leisure ............. — 7,506,792 — 7,506,792
Industrial Conglomerates ................ 8,413,173 — — 8,413,173
Insurance ............................ 28,742,507 15,834,452 — 44,576,959
IT Services ........................... 9,832,150 6,526,133 — 16,358,283
Media ............................... 14,274,610 — — 14,274,610
Oil, Gas & Consumable Fuels ............. 35,910,066 13,008,224 — 48,918,290
Pharmaceuticals ....................... 38,720,644 17,022,274 — 55,742,918
Road & Rail .......................... 2,805,363 — — 2,805,363
Semiconductors & Semiconductor Equipment . 5,583,104 8,623,884 — 14,206,988
Software ............................. 24,580,513 — — 24,580,513
Technology Hardware, Storage & Peripherals . 8,197,147 11,982,373 — 20,179,520
Textiles, Apparel & Luxury Goods .......... — 7,694,138 — 7,694,138
Tobacco ............................. 6,235,781 11,294,286 — 17,530,067
Preferred Stocks ........................ — 5,289,125 — 5,289,125
Warrants .............................. 117,270 — — 117,270
Convertible Bonds ....................... — 357,821 — 357,821
Corporate Bonds ........................ — 10,515,276 — 10,515,276
Senior Floating Rate Interests ............... — 441,534 — 441,534
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 3,399,830 200,000 — 3,599,830
Total Investments in Securities ........... $301,135,538 $210,135,151
b
$30,585 $511,301,274
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,446,086 $ — $ 1,446,086
Futures contracts ........................ 621,616 — — 621,616
Total Other Financial Instruments ......... $621,616 $1,446,086 $— $2,067,702
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 18,899,421 — — 18,899,421
Forward exchange contracts ................ $ — $ 41,906 $ — $ 41,906
Total Other Financial Instruments ......... $18,899,421 $41,906 $— $18,941,327
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $198,620,520, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-31
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provides optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
12. Fair Value Measurements
(continued)

Semiannual Report
Franklin Mutual Shares VIP Fund
This semiannual report for Franklin Mutual Shares VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +1 7.25 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Franklin Mutual Shares VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is
income. Under normal market conditions, the Fund invests
primarily in U.S. and foreign equity securities that we believe are available at market prices less than their intrinsic value.
The equity securities in which the Fund invests are primarily common stock, with a current focus on companies with
market capitalizations greater than $5 billion. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest up to 35% of its assets in foreign securities,
which may include sovereign debt and participations in
foreign government debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated or may
decline further in value. Investing in foreign securities
typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and
policies, country or government specific issues, less
favorable trading practices or regulation and greater price
volatility. Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Derivatives
involve costs and can create economic leverage in the
Fund’s portfolio which may result in significant volatility
and cause the Fund to participate in losses (as well as
gains) in an amount that significantly exceeds the Fund’s
initial investment. A merger or other restructuring, or a
tender or exchange offer, proposed or pending at the
time the Fund invests in merger arbitrage securities may
not be completed on the terms or within the time frame
contemplated, which may result in losses to the Fund. Debt
obligations of distressed companies typically are unrated,
lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more
financially stable companies. To the extent that the Fund
focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be
subject to greater risks of adverse developments in such
areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The
Fund is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s new
benchmark, the Russell 1000
®
Value Index, posted a
+17.05% total return for the period under review.
1
Also for
comparison, the Fund’s prior benchmark, the Standard
& Poor’s
®
500 Index (S&P 500
®
), posted a +15.25% total
return for the same period.
1
The Russell 1000
®
Value Index
is replacing the S&P 500 as the Fund’s benchmark. The
investment manager believes the composition of the Russell
1000
®
Value Index more accurately reflects the Fund’s
current investment strategy and portfolio characteristics.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD,
net of tax withholding when dividends are paid), posted a
+12.30% total return for the six months ended June 30,
2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
Geographic Composition
6/30/21
% of Total
Net Assets
United States 81.4%
United Kingdom 5.6%
Netherlands 2.3%
Switzerland 2.0%
South Korea 1.8%
Other 0.6%
Short-Term Investments & Other Net Assets 6.3%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin Mutual Shares VIP Fund

Semiannual Report
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
1
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced volatility near period-end due to
inflation concerns, rising COVID-19 infection rates in many
countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
1
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major
investment strategy is investing in undervalued stocks.
When selecting undervalued equities, we are attracted to
what we believe are fundamentally strong companies with
healthy balance sheets, high-quality assets, substantial
free cash flow and shareholder-oriented management
teams and whose stocks are trading at discounts to our
assessment of the companies’ intrinsic or business value.
We also look for asset-rich companies whose shares may
be trading at depressed levels due to concerns over short-
term earnings disappointments, litigation, management
strategy or other perceived negatives. While the vast
majority of our undervalued equity and debt investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Banks 10.0%
Pharmaceuticals 9.3%
Insurance 6.4%
Software 5.5%
Oil, Gas & Consumable Fuels 5.4%
Health Care Providers & Services 4.9%
Media 4.8%
Technology Hardware, Storage & Peripherals 3.6%
Food Products 3.0%
Tobacco 3.0%

Franklin Mutual Shares VIP Fund

Semiannual Report
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI World
Value Index-NR (USD) posted a +14.72% total return,
while the MSCI World Growth Index-NR (USD) posted a
+11.14% total return.
1
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Many of Franklin Mutual Series’ portfolios had a significant position in banks. The team had invested in these names
on account of their discounted pricing compared to our
assessment of fair value. When rates started to rise at the
beginning of the period, financial companies benefited.
Higher rates generally mean high spreads on lending
products. Moreover, increased economic activity and overall
confidence in future economic growth spurs increased
lending activity, which is also good for banks. Investments
in companies such as JPMorgan Chase, Wells Fargo and
Capital One Financial were some of our biggest contributors
to absolute performance during the period.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets, cheap and
available financing and the administration change in the
U.S. have helped to increase and sustain merger activity.
As corporations seek inorganic growth opportunities
across products, service offerings and end markets while
extracting merger synergies, we expect deal momentum to
continue. We are seeking opportunities that either present
a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or
auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we are invested in three key areas: top of
the capital structure secured debt, event-driven credit and
traditional distressed debt.
Fund Performance
Turning to Fund performance, top positive contributors
included Williams Companies, Eli Lilly and Wells Fargo.
Natural gas pipeline operator Williams Companies was
among the leading contributors to Fund results for the
period. The stock price appreciated throughout the period
based on resilient operations and positive financial
announcements which beat estimates. In February,
Williams reported strong fourth-quarter 2020 results and
2021 guidance that surpassed expectations. May brought
another expectation-beating first-quarter 2021 financial
announcement. Positive first-quarter results were driven by
strong underlying performance and one-off gains related to
winter storm Uri. Efforts to accelerate growth appear to be
taking hold, along with an improved macro backdrop.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Charter Communications, Inc. 3.0%
Media, United States
CVS Health Corp. 2.7%
Health Care Providers & Services, United States
GlaxoSmithKline plc 2.7%
Pharmaceuticals, United Kingdom
Merck & Co., Inc. 2.6%
Pharmaceuticals, United States
Williams Cos., Inc. (The) 2.5%
Oil, Gas & Consumable Fuels, United States
Johnson Controls International plc 2.3%
Building Products, United States
ING Groep NV 2.3%
Banks, Netherlands
Sensata Technologies Holding plc 2.2%
Electrical Equipment, United States
Oracle Corp. 2.2%
Software, United States
Anthem, Inc. 2.2%
Health Care Providers & Services, United States

Franklin Mutual Shares VIP Fund

Semiannual Report
Shares of drug company Eli Lilly appreciated during the
period and contributed positively to portfolio results. The
company’s stock price appreciated strongly due to positive
phase 2 data for its Alzheimer’s compound, Donanemab, as
well as Lilly announcing that it expected to file Donanemab
with the FDA much earlier than originally anticipated due
to potentially positive regulatory developments, namely
the U.S. Food and Drug Administration’s approval of
Aduhelm, an Alzheimer’s product from Biogen (not a Fund
holding). In addition, demand for Eli Lilly’s diabetes drug,
Trulicity, continues to grow strongly, and its key diabetes
pipeline compound, Tirzepatide, showed positive results in
multiple phase 3 clinical trials, which further strengthens the company’s position in the growing diabetes end market.
Wells Fargo was among the leading contributors to Fund
results during the period. The company announced its first-
quarter 2021 results in April. Headline earnings per share
beat consensus expectations. The mortgage and investment
banking business lines generated strong fee revenues and
management expects profitability of the company’s other
core lines of business to improve as the economy continues
to reopen. The stock performed well throughout the
remainder of the six-month period.
During the period under review, Fund investments that
detracted from performance included Cognizant Technology
Solutions, Credit Suisse Group and Novartis.
Outsourcing services company Cognizant Technology
Solutions detracted from results during the period. The stock fell precipitously in May after the company’s first-quarter
2021 earnings call. Despite financial results that were largely in-line with expectations, investors reacted negatively as
the company lowered its full-year margin guidance to tackle
a high employee attrition rate, which led to lost business
opportunities due to the inability to source talent. Long term, the company is investing in its recruiting and employee
retention efforts and building out its automation technology to decouple employee headcount growth from revenue growth.
The stock of Switzerland-based financial services company
Credit Suisse detracted from portfolio results during the
six-month period. In March, the price fell due to two large
risk management lapses at the firm. First, the collapse of
Greensill, which is a provider of supply chain finance to
companies around the world. Funds managed by Credit
Suisse had approximately $10 billion of exposure. Since the
collapse of Greensill, Credit Suisse continues to work on
recovering and returning investors’ capital. Second, the firm had outsized exposure to Archegos Capital Management,
a prime broker client of the firm. Although multiple global
banks suffered losses, Credit Suisse suffered significantly
higher losses than others, with a $5.5 billion write-off booked during the quarter. As a result of this charge, it was forced to raise close to $2 billion to shore up the bank's capital.
In response to the two events, Credit Suisse announced
multiple restructuring programs and management changes.
The stock was range-bound for the remainder of the period,
and we sold our position.
Pharmaceutical company Novartis detracted from portfolio
returns during the six-month period. The stock price fell
in January after the company missed fourth-quarter 2020
expectations, impacted by a resurgence of COVID-19 that
led to delayed product launches and decreased new product
sales. The company also provided 2021 guidance at that
time, which was below expectations due to the continued
impact of COVID-19 in 2021’s first half. In April, the company announced first-quarter 2021 results that modestly missed
expectations, primarily due to weakness in Novartis’ Sandoz
generic business as well as a COVID-19 related impact on
treatment rates in oncology. However, the company sees a
return to normal global health care prescription dynamics by mid-2021.
During the period, the Fund held currency forwards and
futures, seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
positive overall impact on the Fund’s performance as the
dollar rose against most currencies during the period.
Thank you for your participation in Franklin Mutual Shares
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Mutual Shares VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,172.50 $3.96 $1,021.15 $3.69 0.74%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.93 $19.19 $17.71 $20.71 $20.40 $19.48
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.55
c
0.46 0.36 0.49 0.50
Net realized and unrealized gains (losses) 2.75 (1.68) 3.39 (2.04) 1.22 2.56
Total from investment operations ........ 2.92 (1.13) 3.85 (1.68) 1.71 3.06
Less distributions from:
Net investment income .............. — (0.50) (0.42) (0.55) (0.53) (0.46)
Net realized gains ................. — (0.63) (1.95) (0.77) (0.87) (1.68)
Total distributions ................... — (1.13) (2.37) (1.32) (1.40) (2.14)
Net asset value, end of period .......... $19.85 $16.93 $19.19 $17.71 $20.71 $20.40
Total return
d
....................... 17.25% (4.85)% 22.92% (8.86)% 8.64% 16.35%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.74% 0.73% 0.71% 0.71% 0.72% 0.72%
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% 0.01% — 0.01%
Net investment income ............... 1.78% 3.48%
c
2.35% 1.77% 2.34% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $112,460 $157,734 $158,431 $537,324 $653,700 $610,395
Portfolio turnover rate ................ 20.52%
i
36.96% 38.50% 24.67% 18.32% 24.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 11.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.59 $18.81 $17.40 $20.36 $20.08 $19.20
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.51
c
0.40 0.31 0.43 0.45
Net realized and unrealized gains (losses) 2.69 (1.65) 3.32 (2.00) 1.20 2.52
Total from investment operations ........ 2.83 (1.14) 3.72 (1.69) 1.63 2.97
Less distributions from:
Net investment income .............. — (0.45) (0.36) (0.50) (0.48) (0.41)
Net realized gains ................. — (0.63) (1.95) (0.77) (0.87) (1.68)
Total distributions ................... — (1.08) (2.31) (1.27) (1.35) (2.09)
Net asset value, end of period .......... $19.42 $16.59 $18.81 $17.40 $20.36 $20.08
Total return
d
....................... 17.06% (5.04)% 22.57% (9.07)% 8.35% 16.06%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.99% 0.98% 0.96% 0.96% 0.97% 0.97%
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% 0.01% — 0.01%
Net investment income ............... 1.51% 3.25%
c
2.10% 1.52% 2.09% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $2,475,764 $2,620,645 $2,931,753 $2,516,834 $3,476,913 $3,621,358
Portfolio turnover rate ................ 20.52%
i
36.96% 38.50% 24.67% 18.32% 24.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 11.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.75 $18.99 $17.55 $20.53 $20.23 $19.32
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.49
c
0.38 0.29 0.41 0.44
Net realized and unrealized gains (losses) 2.72 (1.66) 3.36 (2.02) 1.21 2.53
Total from investment operations ........ 2.85 (1.17) 3.74 (1.73) 1.62 2.97
Less distributions from:
Net investment income .............. — (0.44) (0.35) (0.48) (0.45) (0.38)
Net realized gains ................. — (0.63) (1.95) (0.77) (0.87) (1.68)
Total distributions ................... — (1.07) (2.30) (1.25) (1.32) (2.06)
Net asset value, end of period .......... $19.60 $16.75 $18.99 $17.55 $20.53 $20.23
Total return
d
....................... 17.01% (5.17)% 22.44% (9.16)% 8.25% 15.94%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.09% 1.08% 1.06% 1.06% 1.07% 1.07%
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% 0.01% — 0.01%
Net investment income ............... 1.41% 3.13%
c
2.00% 1.42% 1.99% 2.22%
Supplemental data
Net assets, end of period (000’s) ........ $122,686 $116,704 $120,345 $105,047 $122,942 $122,476
Portfolio turnover rate ................ 20.52%
i
36.96% 38.50% 24.67% 18.32% 24.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 11 .

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Shares VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 2.3%
a
Airbus SE ........................................... France 161,543 $ 20,817,030
Huntington Ingalls Industries, Inc. ......................... United States 201,744 42,517,548
63,334,578
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 124,810
Automobiles 1.3%
a
General Motors Co. .................................... United States 583,650 34,534,570
Banks 10.0%
Bank of America Corp. ................................. United States 1,012,923 41,762,815
Citigroup, Inc. ........................................ United States 649,011 45,917,528
ING Groep NV ....................................... Netherlands 4,685,346 62,200,175
JPMorgan Chase & Co. ................................. United States 296,483 46,114,966
Synovus Financial Corp. ................................ United States 523,735 22,981,492
Wells Fargo & Co. ..................................... United States 1,146,489 51,924,487
270,901,463
Biotechnology 1.0%
a
Alexion Pharmaceuticals, Inc. ............................ United States 141,800 26,050,078
Building Products 2.3%
Johnson Controls International plc ......................... United States 907,449 62,278,225
Chemicals 1.1%
Ashland Global Holdings, Inc. ............................ United States 326,800 28,595,000
Communications Equipment 0.5%
Cisco Systems, Inc. ................................... United States 275,076 14,579,028
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 303,468 46,943,465
Containers & Packaging 1.3%
International Paper Co. ................................. United States 566,519 34,733,280
Diversified Financial Services 1.5%
Voya Financial, Inc. .................................... United States 676,010 41,574,615
Diversified Telecommunication Services 1.1%
a,d
Frontier Communications Parent, Inc. ...................... United States 750,148 19,803,907
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 10,141,143
29,945,050
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 436,800 26,395,824
Pinnacle West Capital Corp. ............................. United States 311,301 25,517,343
51,913,167
Electrical Equipment 2.2%
a
Sensata Technologies Holding plc ......................... United States 1,025,572 59,452,409
Entertainment 1.8%
a,e
Walt Disney Co. (The) .................................. United States 279,149 49,066,020
Equity Real Estate Investment Trusts (REITs) 1.8%
Uniti Group, Inc. ...................................... United States 461,741 4,889,837
Vornado Realty Trust ................................... United States 939,986 43,869,147
48,758,984

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 3.0%
Archer-Daniels-Midland Co. ............................. United States 552,213 $ 33,464,108
Kraft Heinz Co. (The) .................................. United States 1,193,130 48,655,841
82,119,949
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 409,737 50,860,654
Health Care Providers & Services 4.9%
Anthem, Inc. ......................................... United States 154,743 59,080,877
CVS Health Corp. ..................................... United States 880,173 73,441,635
132,522,512
Household Durables 2.2%
Lennar Corp., A ....................................... United States 296,074 29,414,952
Newell Brands, Inc. .................................... United States 1,048,643 28,806,223
58,221,175
Household Products 0.7%
Energizer Holdings, Inc. ................................ United States 440,421 18,929,295
Industrial Conglomerates 1.7%
General Electric Co. ................................... United States 3,464,536 46,632,655
Insurance 7.9%
a
Alleghany Corp. ...................................... United States 81,523 54,381,548
Everest Re Group Ltd. ................................. United States 152,620 38,461,766
Hartford Financial Services Group, Inc. (The) ................ United States 739,961 45,855,383
MetLife, Inc. ......................................... United States 626,981 37,524,813
Willis Towers Watson plc ................................ United States 167,200 38,459,344
214,682,854
IT Services 2.8%
Alliance Data Systems Corp. ............................. United States 264,554 27,563,881
Cognizant Technology Solutions Corp., A .................... United States 680,946 47,162,320
74,726,201
Media 4.8%
a
Charter Communications, Inc., A .......................... United States 113,261 81,712,149
Comcast Corp., A ..................................... United States 864,809 49,311,409
131,023,558
Oil, Gas & Consumable Fuels 5.4%
BP plc .............................................. United Kingdom 11,951,399 52,415,395
Kinder Morgan, Inc. .................................... United States 1,550,694 28,269,152
e
Williams Cos., Inc. (The) ................................ United States 2,521,947 66,957,693
147,642,240
Pharmaceuticals 10.0%
a
Elanco Animal Health, Inc. ............................... United States 546,163 18,946,394
Eli Lilly & Co. ........................................ United States 239,856 55,051,749
GlaxoSmithKline plc ................................... United Kingdom 3,674,302 72,238,682
e
Merck & Co., Inc. ..................................... United States 894,702 69,580,974
Novartis AG, ADR ..................................... Switzerland 608,615 55,530,033
271,347,832
Professional Services 0.5%
KBR, Inc. ........................................... United States 345,528 13,181,893

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 1.1%
Kansas City Southern .................................. United States 103,900 $ 29,442,143
Semiconductors & Semiconductor Equipment 1.4%
Xilinx, Inc. ........................................... United States 261,900 37,881,216
Software 5.2%
a
Avaya Holdings Corp. .................................. United States 116 3,121
NortonLifeLock , Inc. ................................... United States 1,884,367 51,292,470
Oracle Corp. ......................................... United States 761,410 59,268,154
a
Slack Technologies, Inc., A .............................. United States 671,800 29,760,740
140,324,485
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —
Technology Hardware, Storage & Peripherals 3.6%
Samsung Electronics Co. Ltd. ............................ South Korea 687,406 49,045,218
a,e
Western Digital Corp. .................................. United States 670,782 47,739,555
96,784,773
Textiles, Apparel & Luxury Goods 1.4%
a
PVH Corp. .......................................... United States 347,411 37,377,949
Tobacco 3.0%
Altria Group, Inc. ...................................... United States 763,218 36,390,234
British American Tobacco plc ............................. United Kingdom 1,142,275 44,352,702
80,742,936
Wireless Telecommunication Services 1.7%
a
T-Mobile US, Inc. ..................................... United States 320,646 46,439,160
Total Common Stocks (Cost $1,736,212,639) ....................................
2,573,668,222
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 571,862
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 63,871 327,658
Total Warrants (Cost $436,130) ................................................
899,520
Principal
Amount
*
Corporate Bonds 2.7%
Airlines 1.6%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 10,557,000 11,190,420
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 845,000 914,713
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 15,905,000 19,980,656
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 9,869,000 10,878,105
42,963,894
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 3,007,084

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.1%
f
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 1,562,400 $ 1,676,846
Multiline Retail 0.1%
f
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 3,958,000 4,368,464
Software 0.8%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% ,
2/01/24 ........................................... United States 21,045,000 21,684,663
Total Corporate Bonds (Cost $64,697,201) ......................................
73,700,951
a
g,h
Senior Floating Rate Interests 0.1%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 2,477,000 2,585,530
Software 0.0%
†
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 1,813,078 1,827,129
Total Senior Floating Rate Interests (Cost $4,212,218) ...........................
4,412,659
Asset-Backed Securities 0.2%
Airlines 0.2%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 4,740,363 4,811,754
Total Asset-Backed Securities (Cost $4,669,257) ................................
4,811,754
Shares
Companies in Liquidation 0.0%
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 397,730 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 90,618,405 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $2,834,275) ...............................
—
Total Long Term Investments (Cost $1,813,061,720) .............................
2,657,493,106
a
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
j
FHLB, 7/01/21 ....................................... United States 500,000 500,000
j
U.S. Treasury Bills ,
7/08/21 ........................................... United States 8,000,000 7,999,948
7/22/21 ........................................... United States 2,500,000 2,499,938
8/05/21 ........................................... United States 1,000,000 999,959
e
8/12/21 ........................................... United States 1,000,000 999,939
8/26/21 ........................................... United States 20,000,000 19,998,771
32,498,555

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
j
U.S. Treasury Bills, (continued)
Total U.S. Government and Agency Securities (Cost $32,998,095) .................
32,998,555
k
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Shares
Money Market Funds 0.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,858,000 $ 1,858,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
n
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $464,936)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$474,234) ......................................... 464,935 464,935
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,322,935) ............................................................
2,322,935
Total Short Term Investments (Cost $35,321,030 ) ................................
35,321,490
a
Total Investments (Cost $1,848,382,750) 99.3% ..................................
$2,692,814,596
Securities Sold Short (4.3)% ..................................................
(117,909,120)
Other Assets, less Liabilities 5.0% .............................................
136,004,468
Net Assets 100.0% ...........................................................
$2,710,909,944
Shares
Securities Sold Short (4.3)%
Common Stocks (4.3)%
Insurance (1.5)%
o
Aon plc, A ........................................... United States 167,832 (40,071,568)
Pharmaceuticals (0.6)%
o
AstraZeneca plc, ADR .................................. United Kingdom 301,225 (18,043,378)
Road & Rail (0.2)%
o
Canadian National Railway Co. ........................... Canada 44,200 (4,663,984)
Semiconductors & Semiconductor Equipment (1.5)%
o
Advanced Micro Devices, Inc. ............................ United States 451,359 (42,396,151)
Software (0.5)%
o
salesforce.com, Inc. ................................... United States 52,131 (12,734,039)
Total Common Stocks (Proceeds $107,570,645) .................................
(117,909,120)
Total Securities Sold Short (Proceeds $107,570,645) .............................
$(117,909,120)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(d) .
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,784,188 9/13/21 $ 171,768
Foreign Exchange GBP/USD ................... Short 176 15,185,500 9/13/21 409,828
Total Futures Contracts ...................................................................... $581,596
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Buy 52,545 72,547 7/23/21 $ 146 $ —
British Pound ...... HSBK Sell 3,305,686 4,659,579 7/23/21 86,320 —
British Pound ...... SSBT Buy 1,046,656 1,456,550 7/23/21 — (8,552)
British Pound ...... UBSW Buy 413,005 584,568 7/23/21 — (13,194)
Euro ............. BOFA Buy 197,993 241,746 8/23/21 — (6,691)
Euro ............. HSBK Buy 6,938,651 8,434,302 8/23/21 — (196,829)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 8 regarding restricted securities.
d
A portion or all of the security is on loan at June 30, 2021. See Note 1(f).
e
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At June 30, 2021, the aggregate value of these securities pledged amounted to $136,678,448, representing 5.0% of net assets.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $70,693,867, representing 2.6% of net assets.
g
See Note 1(g) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 1(f) regarding securities on loan.
l
See Note 3(e) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(c) regarding joint repurchase agreement.
o
See Note 1(e) regarding securities sold short.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Note  9  regarding other derivative information.
See abbreviations on page MS-33.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 18,207,824 21,930,772 8/23/21 $ 314,688 $ —
Euro ............. SSBT Buy 4,386,350 5,343,394 8/23/21 — (135,979)
Euro ............. SSBT Sell 20,326,093 24,249,855 8/23/21 120,957 (1,968)
Euro ............. UBSW Buy 4,679,002 5,582,269 8/23/21 — (27,421)
Euro ............. UBSW Sell 6,241,784 7,525,142 8/23/21 114,979 —
South Korean Won .. HSBK Buy 6,487,853,600 5,710,887 11/19/21 26,964 —
South Korean Won .. HSBK Sell 18,634,460,573 16,534,570 11/19/21 54,272 —
South Korean Won .. UBSW Sell 10,600,916,932 9,410,908 11/19/21 35,467 —
South Korean Won .. HSBK Sell 23,213,960,218 20,888,449 12/17/21 361,714 —
South Korean Won .. UBSW Sell 9,030,995,877 8,130,026 12/17/21 144,450 —
Total Forward Exchange Contracts ................................................... $1,259,957 $(390,634)
Net unrealized appreciation (depreciation) ............................................ $869,323
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,846,059,815
Cost - Non-controlled affiliate s (Note 3e) ........................................................ 1,858,000
Cost - Unaffiliated repurchase agreements ...................................................... 464,935
Value - Unaffiliated issuers (Includes securities loaned of $2,315,174) ................................. $2,690,491,661
Value - Non-controlled affiliates (Note 3e) ....................................................... 1,858,000
Value - Unaffiliated repurchase agreements ...................................................... 464,935
Cash .................................................................................... 12,400,999
Receivables:
Investment securities sold ................................................................... 4,396,600
Capital shares sold ........................................................................ 227,844
Dividends and interest ..................................................................... 6,131,354
European Union tax reclaims (Note 1 h ) ......................................................... 3,586,576
Deposits with brokers for:
Securities sold short ..................................................................... 117,530,918
Futures contracts ........................................................................ 490,775
Variation margin on futures contracts ........................................................... 79,612
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,259,957
Other assets .............................................................................. 495,436
Total assets .......................................................................... 2,839,414,667
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,029,124
Capital shares redeemed ................................................................... 949,505
Management fees ......................................................................... 1,664,393
Distribution fees .......................................................................... 594,310
Securities sold short, at value (proceeds $107,570,645) .............................................. 117,909,120
Unrealized depreciation on OTC forward exchange contracts .......................................... 390,634
Payable upon return of securities loaned (Note 1 f ) .................................................. 2,322,935
Accrued expenses and other liabilities ........................................................... 644,702
Total liabilities ......................................................................... 128,504,723
Net assets, at value ................................................................. $2,710,909,944
Net assets consist of:
Paid-in capital ............................................................................. $1,639,021,451
Total distributable earnings (losses) ............................................................. 1,071,888,493
Net assets, at value ................................................................. $2,710,909,944

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $112,459,576
Shares outstanding ........................................................................ 5,665,904
Net asset value and maximum offering price per share ............................................. $19.85
Class 2:
Net assets, at value ....................................................................... $2,475,763,963
Shares outstanding ........................................................................ 127,506,142
Net asset value and maximum offering price per share ............................................. $19.42
Class 4:
Net assets, at value ....................................................................... $122,686,405
Shares outstanding ........................................................................ 6,258,294
Net asset value and maximum offering price per share ............................................. $19.60

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $775,199)
Unaffiliated issuers ........................................................................ $33,304,356
Interest:
Unaffiliated issuers ........................................................................ 4,167,441
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,252
Non-controlled affiliates (Note 3 e ) ............................................................. 56
Total investment income ................................................................... 37,474,105
Expenses:
Management fees (Note 3 a ) ................................................................... 10,121,322
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,392,103
    Class 4 ................................................................................ 211,050
Custodian fees (Note 4 ) ...................................................................... 14,980
Reports to shareholders ...................................................................... 277,947
Professional fees ........................................................................... 71,501
Trustees' fees and expenses .................................................................. 8,255
Dividends on securities sold short .............................................................. 464,895
Other .................................................................................... 70,968
Total expenses ......................................................................... 14,633,021
Expense reductions (Note 4 ) ............................................................... (82)
Expenses waived/paid by affiliates (Note 3e) ................................................... (257)
Net expenses ......................................................................... 14,632,682
Net investment income ................................................................ 22,841,423
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 246,089,709
Foreign currency transactions ................................................................ (113,168)
Forward exchange contracts ................................................................. 215,700
Futures contracts ......................................................................... (1,612,660)
Securities sold short ....................................................................... (1,439,027)
Net realized gain (loss) .................................................................. 243,140,554
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 208,788,375
Translation of other assets and liabilities denominated in foreign currencies .............................. (238,698)
Forward exchange contracts ................................................................. 3,919,485
Futures contracts ......................................................................... 1,182,248
Securities sold short ....................................................................... (9,747,355)
Net change in unrealized appreciation (depreciation) ............................................ 203,904,055
Net realized and unrealized gain (loss) ............................................................ 447,044,609
Net increase (decrease) in net assets resulting from operations .......................................... $469,886,032
+
Includes gains from redemption in-kind (Note 11)
$66,991,358

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Shares VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $22,841,423 $83,091,278
Net realized gain (loss) ................................................. 243,140,554 (85,543,839)
Net change in unrealized appreciation (depreciation) ........................... 203,904,055 (174,178,576)
Net increase (decrease) in net assets resulting from operations ................ 469,886,032 (176,631,137)
Distributions to shareholders:
Class 1 ............................................................. — (9,923,875)
Class 2 ............................................................. — (153,724,682)
Class 4 ............................................................. — (7,227,115)
Total distributions to shareholders .......................................... — (170,875,672)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (70,559,170) 15,161,489
Class 2 ............................................................. (570,496,215) 9,448,782
Class 4 ............................................................. (13,003,862) 7,450,316
Total capital share transactions ............................................ (654,059,247) 32,060,587
Net increase (decrease) in net assets ................................... (184,173,215) (315,446,222)
Net assets:
Beginning of period ..................................................... 2,895,083,159 3,210,529,381
End of period .......................................................... $2,710,909,944 $2,895,083,159

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Shares VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Mutual Shares VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2021 the Fund had
OTC derivatives in a net liability position of $25,542 and the aggregate value of collateral pledged for such contracts was
$272,989.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, when EU reclaims are received by the
Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 92,434 $1,788,130 991,549 $14,998,414
Shares issued in reinvestment of distributions .......... — — 686,298 9,923,875
Shares redeemed in-kind (Note 11) .................. (3,060,698) (59,532,727) — —
Shares redeemed ............................... (680,991) (12,814,573) (619,658) (9,760,800)
Net increase (decrease) .......................... (3,649,255) $(70,559,170) 1,058,189 $15,161,489
Class 2 Shares:
Shares sold ................................... 679,892 $12,550,045 22,804,922 $339,671,560
Shares issued in reinvestment of distributions .......... — — 10,848,601 153,724,682
Shares redeemed in-kind (Note 11) .................. (13,941,656) (265,295,778) — —
Shares redeemed ............................... (17,242,173) (317,750,482) (31,525,525) (483,947,460)
Net increase (decrease) .......................... (30,503,937) $(570,496,215) 2,127,998 $9,448,782
Class 4 Shares:
Shares sold ................................... 186,197 $3,383,339 1,256,949 $18,190,882
Shares issued in reinvestment of distributions .......... — — 504,687 7,227,115
Shares redeemed ............................... (893,996) (16,387,201) (1,132,933) (17,967,681)
Net increase (decrease) .......................... (707,799) $(13,003,862) 628,703 $7,450,316
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, partnerships, defaults, return of capital from securities, foreign currency transactions and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $28,250,000 $(26,392,000) $ — $ — $1,858,000 1,858,000 $56
Total Affiliated Securities .... $— $28,250,000 $(26,392,000) $— $— $1,858,000 $56
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,931,155
Long term ................................................................................ 75,381,114
Total capital loss carryforwards ............................................................... $85,312,269
Cost of investments .......................................................................... $1,765,060,591
Unrealized appreciation ........................................................................ $876,782,551
Unrealized depreciation ........................................................................ (65,486,748)
Net unrealized appreciation (depreciation) .......................................................... $811,295,803
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities, in-kind transactions, and securities sold short) for the period ended June 30, 2021, aggregated $587,732,574 and $924,449,020, respectively. Sales of investments excludes in-kind transactions of $290,114,734.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,322,935 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 124,810
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 10,141,143
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 571,862
Total Restricted Securities (Value is 0.39% of Net Assets) ............. $6,413,047 $10,837,815

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
9. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $30,435,286.
The average month end contract value of forward exchange contracts was $197,448,504.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 581,596
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
1,259,957 Unrealized depreciation on OTC
forward exchange contracts
390,634
Total .................... $1,841,553 $390,634
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(1,612,660) Futures contracts $1,182,248
Forward exchange contracts 215,700 Forward exchange contracts 3,919,485
Total ....................... $(1,396,960) $5,101,733

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
11. Redemption In-Kind
During the period ended June 30, 2021, the Fund realized $66,991,358 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 42,517,548 $ 20,817,030 $ — $ 63,334,578
Auto Components ...................... — — 124,810 124,810
Automobiles .......................... 34,534,570 — — 34,534,570
Banks ............................... 208,701,288 62,200,175 — 270,901,463
Biotechnology ......................... 26,050,078 — — 26,050,078
Building Products ...................... 62,278,225 — — 62,278,225
Chemicals ........................... 28,595,000 — — 28,595,000
Communications Equipment .............. 14,579,028 — — 14,579,028
Consumer Finance ..................... 46,943,465 — — 46,943,465
Containers & Packaging ................. 34,733,280 — — 34,733,280
Diversified Financial Services ............. 41,574,615 — — 41,574,615
Diversified Telecommunication Services ..... 19,803,907 — 10,141,143 29,945,050
Electric Utilities ........................ 51,913,167 — — 51,913,167
Electrical Equipment .................... 59,452,409 — — 59,452,409
Entertainment ......................... 49,066,020 — — 49,066,020
Equity Real Estate Investment Trusts (REITs) . 48,758,984 — — 48,758,984
Food Products ........................ 82,119,949 — — 82,119,949
Health Care Equipment & Supplies ......... 50,860,654 — — 50,860,654
Health Care Providers & Services .......... 132,522,512 — — 132,522,512
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provides optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Durables .................... $ 58,221,175 $ — $ — $ 58,221,175
Household Products .................... 18,929,295 — — 18,929,295
Industrial Conglomerates ................ 46,632,655 — — 46,632,655
Insurance ............................ 214,682,854 — — 214,682,854
IT Services ........................... 74,726,201 — — 74,726,201
Media ............................... 131,023,558 — — 131,023,558
Oil, Gas & Consumable Fuels ............. 95,226,845 52,415,395 — 147,642,240
Pharmaceuticals ....................... 199,109,150 72,238,682 — 271,347,832
Professional Services ................... 13,181,893 — — 13,181,893
Road & Rail .......................... 29,442,143 — — 29,442,143
Semiconductors & Semiconductor Equipment . 37,881,216 — — 37,881,216
Software ............................. 140,324,485 — — 140,324,485
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 47,739,555 49,045,218 — 96,784,773
Textiles, Apparel & Luxury Goods .......... 37,377,949 — — 37,377,949
Tobacco ............................. 36,390,234 44,352,702 — 80,742,936
Wireless Telecommunication Services ....... 46,439,160 — — 46,439,160
Warrants :
Diversified Telecommunication Services ..... — — 571,862 571,862
Software ............................. 327,658 — — 327,658
Corporate Bonds ........................ — 73,700,951 — 73,700,951
Senior Floating Rate Interests ............... — 4,412,659 — 4,412,659
Asset-Backed Securities .................. — 4,811,754 — 4,811,754
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 34,356,555 964,935 — 35,321,490
Total Investments in Securities ........... $2,297,017,280 $384,959,501
b
$10,837,815 $2,692,814,596
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,259,957 $ — $ 1,259,957
Futures contracts ........................ 581,596 — — 581,596
Total Other Financial Instruments ......... $581,596 $1,259,957 $— $1,841,553
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 117,909,120 — — 117,909,120
Forward exchange contracts ................ $ — $ 390,634 $ — $ 390,634
Total Other Financial Instruments ......... $117,909,120 $390,634 $— $118,299,754
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $301,069,202, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
13. New Accounting Pronouncements
(continued)

FRD-1
Semiannual Report
Franklin Rising Dividends VIP Fund
This semiannual report for Franklin Rising Dividends VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a + 12.88 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FRD-2
Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Rising Dividends VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity securities
of financially sound companies that have paid consistently
rising dividends.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Growth
stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. Value stocks may not increase in value as
anticipated by the Fund or may decline even further if other investors fail to recognize the company’s value, or favor
investing in faster-growing companies. Companies that have
historically paid regular dividends to shareholders may
decrease or eliminate dividend payments in the future.
Securities issued by smaller and midsize companies may be
more volatile in price than those of larger companies, involve substantial risks and should be considered relatively more
speculative. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund
that invests in a wider variety of countries, regions,
industries, sectors or investments. Foreign investing carries additional risks such as currency and market volatility and
political or social instability, risks that are heightened in developing countries. The Fund is actively managed but
there is no guarantee that the manager’s investment
decisions will produce the desired results. The Fund’s
prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
) posted a +15.25% total return
for the same period.
1
Please note the Fund employs a
bottom-up stock selection process, and the managers invest
in securities without regard to benchmark comparisons.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+15.25% total return for the six months ended June 30,
2021.
1
Stocks benefited from the continued economic
recovery, accommodative monetary policy, additional fiscal
stimulus measures, implementation of novel coronavirus
(COVID-19) vaccination programs and easing pandemic
restrictions. As many businesses reopened, stimulus
payments and generally high household savings contributed
to increased consumer spending. The progress toward
a bipartisan infrastructure bill further bolstered investor
sentiment, aiding equities to reach new all-time price highs toward period-end.
The U.S. economic recovery accelerated in 2021’s first
quarter, with total economic output nearly reaching
pre-pandemic levels, as the lifting of many COVID-19
restrictions and strong consumer spending bolstered
growth. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials. The unemployment
rate declined from 6.7% in December 2020 to 5.9% in June
2021 as job openings grew, but a relative lack of available
Portfolio Composition
6/30/21
% of Total
Net Assets
Health Care Equipment & Supplies 13.6%
Chemicals 10.1%
Software 8.9%
Industrial Conglomerates 8.2%
Semiconductors & Semiconductor Equipment 6.9%
IT Services 6.4%
Specialty Retail 3.9%
Aerospace & Defense 3.6%
Machinery 3.4%
Multiline Retail 2.9%
Household Products 2.7%
Pharmaceuticals 2.5%
Health Care Providers & Services 2.5%
Textiles, Apparel & Luxury Goods 2.5%
Other* 20.9%
Short-Term Investments & Other Net Assets 1.0%

Franklin Rising Dividends VIP Fund
FRD-3
Semiannual Report
workers fueled wage growth, adding to some investors’
inflation concerns.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
bond purchasing. In its June 2021 meeting statement, the
Fed indicated that rising inflation largely reflected transitory factors and it would monitor incoming information and
adjust its monetary policy stance as needed to attain its
employment and price stability goals.
Investment Strategy
We are a research-driven, fundamental investment adviser,
pursuing a disciplined value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet
our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance
sheets. We attempt to acquire such stocks at attractive
prices, often when they are out of favor with other investors.
In following these criteria, we do not necessarily focus on
companies whose securities pay a high dividend but rather
on companies that consistently raise their dividends.
Manager’s Discussion
During the 12-month period ended June 30, 2021, some
companies that contributed to absolute performance
included Microsoft, Target and Johnson Controls
International.
Enterprise software company Microsoft contributed, as
the stock continued to rise on strong demand for its cloud-
based services during the pandemic. The company has
seen strength in its commercial cloud services, gaming
and in sales of Windows as customers migrated away from
Windows 7 in recent quarters. We believe that the trends of
helping business customers move to the cloud and providing
workers with productivity tools should support what we
consider attractive growth over the medium to longer term.
Target was an absolute contributor during the six-month
period following a series of robust quarterly financial results.
The retailer has continued to see strong sales trends
both in its stores and online, as investment spending in
recent years had enabled it to become a strong omnichannel
retailer. The company has made improvements to its
merchandise, and the company's efforts to utilize its large
store base to provide flexible fulfillment options has been
successful. We continue to view Target as a high-conviction, multi-year growth story.
In the industrials sector, Johnson Controls International, a heating, ventilation, and air conditioning and fire and safety systems manufacturer, boosted absolute performance
following an upbeat earnings report. We believe that over
the longer term, as real estate owners look to make their
buildings more efficient and environmentally sustainable,
Johnson Controls could see robust demand for its products
and services.
In contrast, some companies that detracted from absolute
performance included Erie Indemnity, McCormick & Co. and
Colgate-Palmolive.
Insurer Erie Indemnity weighed on absolute returns during
the six-month period. The property and casualty insurer’s
latest quarterly report was mixed. Although operating
revenue and investment income rose since 2020, operating
expenses were also higher and average premium rates
declined. However, we believe the company could post
steady premium growth over the longer term.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 8.9%
Software, United States
Roper Technologies, Inc. 4.7%
Industrial Conglomerates, United States
Accenture plc 3.9%
IT Services, United States
Stryker Corp. 3.6%
Health Care Equipment & Supplies, United
States
Texas Instruments, Inc. 3.5%
Semiconductors & Semiconductor Equipment,
United States
Analog Devices, Inc. 3.4%
Semiconductors & Semiconductor Equipment,
United States
Linde plc 3.2%
Chemicals, United Kingdom
West Pharmaceutical Services, Inc. 3.0%
Health Care Equipment & Supplies, United
States
Target Corp. 3.0%
Multiline Retail, United States
Air Products and Chemicals, Inc. 2.8%
Chemicals, United States
2. Source: Bureau of Labor Statistics.

Franklin Rising Dividends VIP Fund
FRD-4
Semiannual Report
Food seasoning and spice maker McCormick & Co. was a
detractor during the period, despite the strong increase in
demand for its products from more people eating at home.
Novel coronavirus-related costs have weighed on profitability in recent quarters. However, we believe McCormick is one of
the biggest long-term beneficiaries of a more permanent shift to increased cooking at home. Furthermore, the company’s
fundamentals are among the most robust in the packaged
food industry, in our view.
Household products company Colgate-Palmolive hindered
performance on an absolute basis, as the broader consumer
staples sector lagged the overall market. The company has
been boosting research and development spending to focus
on greater innovation to boost long-term growth. Colgate-
Palmolive is also investing in digital initiatives.
Thank you for your participation in Franklin Rising Dividends
VIP Fund. We look forward to continuing to serve your
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Rising Dividends VIP Fund
FRD-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,128.80 $3.32 $1,021.67 $3.16 0.63%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-6
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.17 $27.90 $25.75 $29.21 $25.51 $25.26
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.32 0.37 0.39 0.40 0.42
Net realized and unrealized gains (losses) 3.72 3.76 6.77 (1.65) 4.76 3.45
Total from investment operations ........ 3.87 4.08 7.14 (1.26) 5.16 3.87
Less distributions from:
Net investment income .............. (0.35) (0.41) (0.45) (0.44) (0.48) (0.44)
Net realized gains ................. (1.06) (1.40) (4.54) (1.76) (0.98) (3.18)
Total distributions ................... (1.41) (1.81) (4.99) (2.20) (1.46) (3.62)
Net asset value, end of period .......... $32.63 $30.17 $27.90 $25.75 $29.21 $25.51
Total return
c
....................... 12.88% 16.23% 29.58% (4.84)% 20.85% 16.33%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.65% 0.63% 0.62% 0.62% 0.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.63%
f
0.65%
f
0.63%
f
0.62%
f
0.62%
f
0.62%
Net investment income ............... 0.94% 1.20% 1.34% 1.38% 1.49% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $167,062 $156,585 $150,864 $157,838 $216,015 $181,072
Portfolio turnover rate ................ 2.37% 12.83% 7.26%
g
3.09%
g
3.36% 6.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FRD-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.14 $26.99 $25.04 $28.46 $24.89 $24.72
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.24 0.29 0.31 0.33 0.35
Net realized and unrealized gains (losses) 3.58 3.65 6.57 (1.61) 4.63 3.37
Total from investment operations ........ 3.69 3.89 6.86 (1.30) 4.96 3.72
Less distributions from:
Net investment income .............. (0.28) (0.33) (0.37) (0.36) (0.41) (0.37)
Net realized gains ................. (1.06) (1.41) (4.54) (1.76) (0.98) (3.18)
Total distributions ................... (1.34) (1.74) (4.91) (2.12) (1.39) (3.55)
Net asset value, end of period .......... $31.49 $29.14 $26.99 $25.04 $28.46 $24.89
Total return
c
....................... 12.72% 15.97% 29.23% (5.07)% 20.56% 16.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.90% 0.88% 0.87% 0.87% 0.88%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.88%
f
0.90%
f
0.88%
f
0.87%
f
0.87%
f
0.87%
Net investment income ............... 0.69% 0.95% 1.09% 1.13% 1.24% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $1,458,139 $1,365,745 $1,387,688 $1,106,334 $1,640,883 $1,530,374
Portfolio turnover rate ................ 2.37% 12.83% 7.26%
g
3.09%
g
3.36% 6.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-8
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.22 $27.08 $25.11 $28.54 $24.98 $24.81
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.22 0.26 0.29 0.30 0.32
Net realized and unrealized gains (losses) 3.59 3.65 6.60 (1.62) 4.65 3.39
Total from investment operations ........ 3.68 3.87 6.86 (1.33) 4.95 3.71
Less distributions from:
Net investment income .............. (0.27) (0.32) (0.35) (0.34) (0.41) (0.36)
Net realized gains ................. (1.06) (1.41) (4.54) (1.76) (0.98) (3.18)
Total distributions ................... (1.33) (1.73) (4.89) (2.10) (1.39) (3.54)
Net asset value, end of period .......... $31.57 $29.22 $27.08 $25.11 $28.54 $24.98
Total return
c
....................... 12.64% 15.85% 29.16% (5.16)% 20.40% 15.93%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 1.00% 0.98% 0.97% 0.97% 0.98%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.98%
f
1.00%
f
0.98%
f
0.97%
f
0.97%
f
0.97%
Net investment income ............... 0.60% 0.85% 0.99% 1.03% 1.14% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $62,764 $51,137 $46,539 $32,825 $36,407 $28,579
Portfolio turnover rate ................ 2.37% 12.83% 7.26%
g
3.09%
g
3.36% 6.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Rising Dividends VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FRD-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 3.6%
General Dynamics Corp. ................................ United States 107,552 $ 20,247,740
Raytheon Technologies Corp. ............................ United States 482,246 41,140,406
61,388,146
Air Freight & Logistics 2.2%
United Parcel Service, Inc., B ............................ United States 175,317 36,460,677
Banks 1.3%
JPMorgan Chase & Co. ................................. United States 139,325 21,670,611
Beverages 1.5%
PepsiCo, Inc. ........................................ United States 174,630 25,874,927
Biotechnology 1.0%
AbbVie, Inc. ......................................... United States 148,936 16,776,151
Building Products 1.9%
Johnson Controls International plc ......................... United States 457,510 31,398,911
Capital Markets 1.1%
Nasdaq, Inc. ......................................... United States 111,200 19,548,960
Chemicals 10.1%
Air Products and Chemicals, Inc. .......................... United States 164,767 47,400,170
Albemarle Corp. ...................................... United States 223,310 37,618,803
Ecolab, Inc. .......................................... United States 118,809 24,471,090
Linde plc ............................................ United Kingdom 189,532 54,793,701
Sherwin-Williams Co. (The) .............................. United States 21,500 5,857,675
170,141,439
Commercial Services & Supplies 1.8%
Cintas Corp. ......................................... United States 78,572 30,014,504
Electrical Equipment 0.6%
nVent Electric plc ..................................... United States 324,926 10,150,688
Food & Staples Retailing 1.4%
Walmart, Inc. ........................................ United States 167,208 23,579,672
Food Products 1.3%
McCormick & Co., Inc. ................................. United States 243,994 21,549,550
Health Care Equipment & Supplies 13.6%
Abbott Laboratories .................................... United States 296,495 34,372,665
Becton Dickinson and Co. ............................... United States 156,815 38,135,840
Medtronic plc ........................................ United States 363,354 45,103,132
Stryker Corp. ........................................ United States 237,045 61,567,698
West Pharmaceutical Services, Inc. ........................ United States 140,101 50,310,269
229,489,604
Health Care Providers & Services 2.5%
CVS Health Corp. ..................................... United States 87,493 7,300,416
UnitedHealth Group, Inc. ................................ United States 88,200 35,318,808
42,619,224
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp. ..................................... United States 124,199 28,688,727
Household Products 2.7%
Colgate-Palmolive Co. ................................. United States 236,040 19,201,854
Procter & Gamble Co. (The) ............................. United States 190,694 25,730,341
44,932,195

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 8.2%
Carlisle Cos., Inc. ..................................... United States 73,902 $ 14,143,365
Honeywell International, Inc. ............................. United States 200,475 43,974,191
Roper Technologies, Inc. ................................ United States 170,383 80,114,087
138,231,643
Insurance 0.7%
Erie Indemnity Co., A ................................... United States 61,070 11,807,885
IT Services 6.4%
Accenture plc, A ...................................... United States 224,978 66,321,265
Visa, Inc., A .......................................... United States 178,862 41,821,513
108,142,778
Machinery 3.4%
Donaldson Co., Inc. ................................... United States 176,597 11,219,207
Dover Corp. ......................................... United States 179,888 27,091,133
Pentair plc .......................................... United States 284,394 19,193,751
57,504,091
Multiline Retail 2.9%
Target Corp. ......................................... United States 206,237 49,855,732
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ....................................... United States 146,094 15,301,885
EOG Resources, Inc. .................................. United States 116,661 9,734,194
Exxon Mobil Corp. ..................................... United States 141,761 8,942,284
33,978,363
Pharmaceuticals 2.5%
Johnson & Johnson ................................... United States 185,029 30,481,678
Pfizer, Inc. ........................................... United States 323,015 12,649,267
43,130,945
Road & Rail 1.4%
Norfolk Southern Corp. ................................. United States 86,547 22,970,439
Semiconductors & Semiconductor Equipment 6.9%
Analog Devices, Inc. ................................... United States 332,219 57,194,823
Texas Instruments, Inc. ................................. United States 307,768 59,183,787
116,378,610
Software 8.9%
Microsoft Corp. ....................................... United States 554,628 150,248,725
Specialty Retail 3.9%
Lowe's Cos., Inc. ...................................... United States 186,200 36,117,214
Ross Stores, Inc. ..................................... United States 234,930 29,131,320
65,248,534
Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc., B ......................................... United States 273,884 42,312,339
Trading Companies & Distributors 1.0%
WW Grainger, Inc. ..................................... United States 37,193 16,290,534
Total Common Stocks (Cost $603,002,618) .....................................
1,670,384,604

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FRD-11
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 15,489,195 $ 15,489,195
Total Money Market Funds (Cost $15,489,195) ..................................
15,489,195
Total Short Term Investments (Cost $15,489,195 ) ................................
15,489,195
a
Total Investments (Co st $618,491,813) 99.9% ...................................
$1,685,873,799
Other Assets, less Liabilities 0.1% .............................................
2,090,166
Net Assets 100.0% ...........................................................
$1,687,963,965
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-12
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $603,002,618
Cost - Non-controlled affiliates (Note 3e) ........................................................ 15,489,195
Value - Unaffiliated issuers .................................................................. $1,670,384,604
Value - Non-controlled affiliates (Note 3e) ....................................................... 15,489,195
Receivables:
Investment securities sold ................................................................... 3,900,018
Capital shares sold ........................................................................ 200,859
Dividends ............................................................................... 972,457
Total assets .......................................................................... 1,690,947,133
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,703,476
Management fees ......................................................................... 839,219
Distribution fees .......................................................................... 314,454
Accrued expenses and other liabilities ........................................................... 126,019
Total liabilities ......................................................................... 2,983,168
Net assets, at value ................................................................. $1,687,963,965
Net assets consist of:
Paid-in capital ............................................................................. $571,571,929
Total distributable earnings (losses) ............................................................. 1,116,392,036
Net assets, at value ................................................................. $1,687,963,965
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $167,061,568
Shares outstanding ........................................................................ 5,120,127
Net asset value and maximum offering price per share ............................................. $32.63
Class 2:
Net assets, at value ....................................................................... $1,458,138,652
Shares outstanding ........................................................................ 46,301,363
Net asset value and maximum offering price per share ............................................. $31.49
Class 4:
Net assets, at value ....................................................................... $62,763,745
Shares outstanding ........................................................................ 1,987,803
Net asset value and maximum offering price per share ............................................. $31.57

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an intergral part of these financial statments. Semiannual Report
FRD-13
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,628,337
Non-controlled affiliates (Note 3e) ............................................................. 560
Total investment income ................................................................... 12,628,897
Expenses:
Management fees (Note 3a) ................................................................... 4,938,796
Distribution fees: (Note 3c)
    Class 2 ................................................................................ 1,735,614
    Class 4 ................................................................................ 99,161
Custodian fees (Note 4) ...................................................................... 4,119
Reports to shareholders ...................................................................... 73,778
Professional fees ........................................................................... 27,411
Trustees' fees and expenses .................................................................. 4,616
Other .................................................................................... 12,888
Total expenses ......................................................................... 6,896,383
Expense reductions (Note 4) ............................................................... (7)
Expenses waived/paid by affiliates (Note 3e) ................................................... (6,853)
Net expenses ......................................................................... 6,889,523
Net investment income ................................................................ 5,739,374
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 47,034,664
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 141,936,187
Net realized and unrealized gain (loss) ............................................................ 188,970,851
Net increase (decrease) in net assets resulting from operations .......................................... $194,710,225

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-14
Franklin Rising Dividends VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,739,374 $13,661,769
Net realized gain (loss) ................................................. 47,034,664 54,763,744
Net change in unrealized appreciation (depreciation) ........................... 141,936,187 120,578,165
Net increase (decrease) in net assets resulting from operations ................ 194,710,225 189,003,678
Distributions to shareholders:
Class 1 ............................................................. (6,930,364) (9,363,148)
Class 2 ............................................................. (59,905,574) (76,921,977)
Class 4 ............................................................. (2,534,485) (2,888,656)
Total distributions to shareholders .......................................... (69,370,423) (89,173,781)
Capital share transactions: (Note 2)
Class 1 ............................................................. (1,959,154) (6,915,276)
Class 2 ............................................................. (16,137,007) (105,113,819)
Class 4 ............................................................. 7,253,878 574,344
Total capital share transactions ............................................ (10,842,283) (111,454,751)
Net increase (decrease) in net assets ................................... 114,497,519 (11,624,854)
Net assets:
Beginning of period ..................................................... 1,573,466,446 1,585,091,300
End of period .......................................................... $1,687,963,965 $1,573,466,446

Franklin Templeton Variable Insurance Products Trust
FRD-15
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Rising Dividends VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-16
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2021, the Fund has
determined that no tax liability is required in its  financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-17
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 107,877 $3,450,187 144,545 $3,628,818
Shares issued in reinvestment of distributions .......... 215,162 6,930,364 386,747 9,363,148
Shares redeemed ............................... (392,186) (12,339,705) (749,651) (19,907,242)
Net increase (decrease) .......................... (69,147) $(1,959,154) (218,359) $(6,915,276)
Class 2 Shares:
Shares sold ................................... 835,578 $25,743,755 6,981,462 $173,231,502
Shares issued in reinvestment of distributions .......... 1,926,843 59,905,574 3,284,457 76,921,977
Shares redeemed ............................... (3,325,555) (101,786,336) (14,809,098) (355,267,298)
Net increase (decrease) .......................... (563,134) $(16,137,007) (4,543,179) $(105,113,819)
Class 4 Shares:
Shares sold ................................... 244,179 $7,399,528 261,260 $6,613,767
Shares issued in reinvestment of distributions .......... 81,312 2,534,485 122,974 2,888,656
Shares redeemed ............................... (87,868) (2,680,135) (352,750) (8,928,079)
Net increase (decrease) .......................... 237,623 $7,253,878 31,484 $574,344
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-18
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.615% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-19
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$37,823,401 and $111,814,984, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $18,135,871 $66,959,443 $(69,606,119) $— $— $15,489,195 15,489,195 $560
Total Affiliated Securities .... $18,135,871 $66,959,443 $(69,606,119) $— $— $15,489,195 $560
Cost of investments .......................................................................... $621,107,381
Unrealized appreciation ........................................................................ $1,071,375,940
Unrealized depreciation ........................................................................ (6,609,522)
Net unrealized appreciation (depreciation) .......................................................... $1,064,766,418
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-20
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FSV-1
Semiannual Report
Franklin Small Cap Value VIP Fund
This semiannual report for Franklin Small Cap Value VIP Fund covers the period ended June 30, 2021 . The Fund closed to new insurance company subaccounts on June 20, 2021. Existing insurance company subaccounts who had an open and funded account on June 20, 2021, can continue to make additional purchases.
Class 1 Performance Summary as of June 30, 2021
The Fund’s Clas s 1 Shares posted a +20.35% total return for the six-month period ended June 30, 2021.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSV-2
Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Small Cap Value VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of small capitalization companies. For this
Fund, small capitalization companies are those with market
capitalizations not exceeding either the highest market
capitalization in the Russell 2000
®
Index or the 12-month
average of the highest market capitalization in the Russell
2000
®
Index, whichever is greater, at the time of purchase.
The Fund generally invests in equity securities of companies that the manager believes are undervalued at the time of
purchase and have the potential for capital appreciation.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s
investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than large-company stocks, particularly over the short term.
Additionally, smaller companies often have relatively small
revenues, limited product lines and a small market share.
Value securities may not increase in price as anticipated, or may decline further in value. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which
involve special risks, including currency fluctuations and
economic and political uncertainty. The Fund also may invest in equity real estate investment trusts (REITs). The Fund is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Russell 2000
®
Value Index posted a +26.69% total return for the same
period.
1
Please note the Fund employs a bottom-up stock
selection process, and the managers invest in securities
without regard to benchmark comparisons.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +15.25% total return for the six
months ended June 30, 2021.
1
Stocks benefited from the
continued economic recovery, accommodative monetary
policy, additional fiscal stimulus measures, implementation
of novel coronavirus (COVID-19) vaccination programs
and easing pandemic restrictions. As many businesses
reopened, stimulus payments and generally high household
savings contributed to increased consumer spending.
The progress toward a bipartisan infrastructure bill further bolstered investor sentiment, aiding equities to reach new
all-time price highs toward period-end.
The U.S. economic recovery accelerated in 2021’s first
quarter, with total economic output nearly reaching
pre-pandemic levels, as the lifting of many COVID-19
restrictions and strong consumer spending bolstered
growth. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials. The unemployment
rate declined from 6.7% in December 2020 to 5.9% in June
Portfolio Composition
6/30/21
% of Total
Net Assets
Machinery 14.1%
Insurance 11.2%
Banks 10.7%
Chemicals 8.8%
Hotels, Restaurants & Leisure 6.7%
Oil, Gas & Consumable Fuels 4.9%
Specialty Retail 4.0%
Building Products 3.8%
Construction & Engineering 3.4%
Software 3.3%
Construction Materials 2.9%
Health Care Equipment & Supplies 2.9%
Electronic Equipment, Instruments &
Components 2.8%
Communications Equipment 2.1%
Other* 17.4%
Short-Term Investments & Other Net Assets 1.0%

Franklin Small Cap Value VIP Fund
FSV-3
Semiannual Report
2021 as job openings grew, but a relative lack of available
workers fueled wage growth, adding to some investors’
inflation concerns.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
bond purchasing. In its June 2021 meeting statement, the
Fed indicated that rising inflation largely reflected transitory factors and it would monitor incoming information and
adjust its monetary policy stance as needed to attain its
employment and price stability goals.
Investment Strategy
Our strategy is to invest in small-cap companies that we
believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued, or is a “value,” when it trades at less than the price at
which the investment manager believes it would trade if the
market reflected all factors relating to the company’s worth.
Following this strategy, the Fund invests in companies that
the investment manager believes have, for example: stock
prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp
price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in equity REITs.
Manager’s Discussion
For the six-month period ending June 30, 2021, the utilities, real estate and consumer staples sectors contributed to
relative returns. An underweighting in the utilities sector
was a leading contributor to relative performance. Stock
selection within real estate was also accretive, as was
an underweighted position in and stock selection within
the consumer staples sector. Conversely, the consumer
discretionary, communication services and industrials
sectors detracted from relative results. Stock selection
within the consumer discretionary sector was a major
detractor from relative returns. An underweighted exposure
to the communication services sector also weighed on
performance. Within industrials, our stock selection and an
overweighted position in the sector detracted.
Holdings that contributed to absolute Fund performance
during the period included Crescent Point Energy, First
Horizon and Old Republic International.
Crescent Point Energy, a Canada-based exploration and
production company, was a leading contributor to returns
during the period. The stock rose along with the price of oil due to an anticipated increase in oil demand as the global
economy emerged from novel coronavirus (COVID-19)
lockdowns, supply reductions from the Organization of the
Petroleum Exporting Countries and the company’s ability
to generate positive free cash flow. In addition, the market reacted favorably to an announcement in February 2021 that
Crescent Point was acquiring certain Canadian assets from
Royal Dutch Shell (not a Fund holding) for approximately
$900 million.
Shares of First Horizon, a regional bank with a southeastern
U.S. footprint, rose during the period as economic indicators improved and the yield curve steepened, resulting in an
improved profitability forecast for the commercial banking
industry. With improving economic activity levels, First
Horizon’s asset quality results improved, resulting in a lower credit loss outlook. Additionally, First Horizon is positioned to be a net beneficiary of higher interest rates which could drive higher spread-based income.
Shares of Old Republic, a multi-line property and casualty
insurer, rose during the period following the publication
of an activist letter calling for a strategic review of
alternatives for its title segment which was followed by the company reporting higher than expected first quarter 2021
results. Both general insurance and title segment results
2. Source: Bureau of Labor Statistics.
Top 10 Holdings
6/30/21
Company
Industry
% of Total
Net Assets
a aa
Crescent Point Energy Corp. 3.4%
Oil, Gas & Consumable Fuels
Hanover Insurance Group, Inc. (The) 3.1%
Insurance
Summit Materials, Inc. 2.9%
Construction Materials
Old Republic International Corp. 2.6%
Insurance
Timken Co. (The) 2.6%
Machinery
Avient Corp. 2.4%
Chemicals
Greenbrier Cos., Inc. (The) 2.3%
Machinery
Minerals Technologies, Inc. 2.3%
Chemicals
Ashland Global Holdings, Inc. 2.2%
Chemicals
ACI Worldwide, Inc. 2.2%
Software

Franklin Small Cap Value VIP Fund
FSV-4
Semiannual Report
exceeded investor expectations in the first quarter with
strong underlying trends contributing to a more favorable
profitability outlook.
Detractors from performance included Horace Mann
Educators, ACI Worldwide and IDACORP.
Horace Mann Educators, a multi-line insurer focused on
the educator market, declined during the period as remote
learning remained prevalent in many markets. Although
lower claim frequency in supplemental and personal auto
lines benefited Horace Mann’s 2021 profitability outlook,
policy sales have been under pressure as leads are
often generated through in-person meetings. Although
sales activity is likely to remain at depressed levels in the near-term, retention has remained relatively stable, and
management expects a return to more normalized sales
levels by the end of 2021.
Shares of ACI Worldwide, a provider of software products
and solutions that facilitate electronic payments, detracted from results for the period. The company anticipated the
challenging COVID-19 related conditions to endure through
the first half of 2021, which led to a softer than expected
guidance for the second quarter of 2021. Management
expects revenue growth to accelerate to mid-single digits in the second half of 2021 and maintained their guidance for
the year.
Shares of IDACORP, an electric utility in Idaho and eastern
Oregon, underperformed the benchmark during the period
as interest rates rose. With rising interest rates, shares
of companies with higher dividend yields are typically
viewed as less attractive by investors. We continue to view
IDACORP as a well-managed, regulated utility with what we
consider an attractive growth footprint.
Thank you for your participation in Franklin Small Cap Value
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Small Cap Value VIP Fund
FSV-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,203.50 $3.57 $1,021.55 $3.28 0.65%

FSV-6
Semiannual Report
Please keep this supplement with your prospectus for future reference.
FSV P1 P2 P4 05/21
SUPPLEMENT DATED MAY 21, 2021
TO THE PROSPECTUSES DATED MAY 1, 2021
FOR FRANKLIN SMALL CAP VALUE VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectuses are amended as follows:
I. The following paragraph is added under the “Fund Summaries – Franklin Small Cap Value VIP Fund” and “Fund
Details – Franklin Small Cap Value VIP Fund” sections of the prospectuses:
Effective at the close of market (1:00 p.m. Pacific time or the close of the New York Stock Exchange, whichever is earlier) on June 20, 2021, the Fund will be closed to new insurance company subaccounts. Existing insurance company subaccounts that have open accounts on June 20, 2021 may continue to make additional purchases. The Fund may restrict, reject or cancel any purchase order and reserves the right to modify this policy at any time.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......... $15.20 $15.73 $15.14 $20.43 $19.93 $18.12
Income from investment operations
a
:
Net investment income
b
.................. 0.10 0.20 0.24
c
0.21 0.21
d
0.15
Net realized and unrealized gains (losses) .... 3.03 0.31 3.35 (2.29) 1.82 4.79
Total from investment operations ............. 3.13 0.51 3.59 (2.08) 2.03 4.94
Less distributions from:
Net investment income ................... (0.21) (0.23) (0.22) (0.23) (0.15) (0.21)
Net realized gains ...................... (0.47) (0.81) (2.78) (2.98) (1.38) (2.92)
Total distributions ........................ (0.68) (1.04) (3.00) (3.21) (1.53) (3.13)
Net asset value, end of period ............... $17.65 $15.20 $15.73 $15.14 $20.43 $19.93
Total return
e
............................ 20.35% 5.41% 26.72% (12.69)% 10.92% 30.54%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates 0.65% 0.68% 0.67% 0.66% 0.66% 0.66%
Expenses net of waiver and payments by affiliates 0.65%
g
0.68%
g,h
0.67%
g,h
0.65%
h
0.65%
h
0.64%
h
Net investment income .................... 1.12% 1.54% 1.58%
c
1.13% 1.06%
d
0.84%
Supplemental data
Net assets, end of period (000’s) ............. $72,143 $50,572 $46,980 $40,644 $51,245 $47,831
Portfolio turnover rate ..................... 29.43% 69.40% 54.36% 47.82% 33.36% 34.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.75%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-8
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.50 $15.05 $14.60 $19.80 $19.36 $17.68
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.16 0.20
c
0.16 0.15
d
0.10
Net realized and unrealized gains (losses) 2.87 0.30 3.20 (2.20) 1.77 4.66
Total from investment operations ........ 2.95 0.46 3.40 (2.04) 1.92 4.76
Less distributions from:
Net investment income .............. (0.17) (0.19) (0.17) (0.18) (0.10) (0.16)
Net realized gains ................. (0.47) (0.82) (2.78) (2.98) (1.38) (2.92)
Total distributions ................... (0.64) (1.01) (2.95) (3.16) (1.48) (3.08)
Net asset value, end of period .......... $16.81 $14.50 $15.05 $14.60 $19.80 $19.36
Total return
e
....................... 20.15% 5.19% 26.35% (12.88)% 10.65% 30.19%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.93% 0.92% 0.91% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
g
0.93%
g,h
0.92%
g,h
0.90%
h
0.90%
h
0.89%
h
Net investment income ............... 0.90% 1.28% 1.33%
c
0.88% 0.81%
d
0.59%
Supplemental data
Net assets, end of period (000’s) ........ $1,253,904 $1,103,373 $1,123,093 $978,675 $1,302,055 $1,366,807
Portfolio turnover rate ................ 29.43% 69.40% 54.36% 47.82% 33.36% 34.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.50%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-9
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.99 $15.51 $14.96 $20.22 $19.74 $17.96
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.15 0.19
c
0.15 0.14
d
0.09
Net realized and unrealized gains (losses) 2.97 0.32 3.30 (2.28) 1.81 4.75
Total from investment operations ........ 3.04 0.47 3.49 (2.13) 1.95 4.84
Less distributions from:
Net investment income .............. (0.16) (0.18) (0.16) (0.15) (0.09) (0.14)
Net realized gains ................. (0.47) (0.81) (2.78) (2.98) (1.38) (2.92)
Total distributions ................... (0.63) (0.99) (2.94) (3.13) (1.47) (3.06)
Net asset value, end of period .......... $17.40 $14.99 $15.51 $14.96 $20.22 $19.74
Total return
e
....................... 20.07% 5.13% 26.23% (13.01)% 10.56% 30.12%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.03% 1.02% 1.01% 1.01% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.00%
g
1.03%
g,h
1.02%
g,h
1.00%
h
1.00%
h
0.99%
h
Net investment income ............... 0.79% 1.18% 1.23%
c
0.78% 0.71%
d
0.49%
Supplemental data
Net assets, end of period (000’s) ........ $34,186 $29,461 $29,238 $24,592 $32,053 $32,751
Portfolio turnover rate ................ 29.43% 69.40% 54.36% 47.82% 33.36% 34.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Small Cap Value VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 1.7%
a
Meggitt plc .......................................... United Kingdom 3,711,440 $ 23,710,404
Auto Components 0.7%
LCI Industries ........................................ United States 71,671 9,419,003
Automobiles 0.6%
Thor Industries, Inc. ................................... United States 71,754 8,108,202
Banks 10.7%
Atlantic Union Bankshares Corp. .......................... United States 335,212 12,141,379
Bryn Mawr Bank Corp. ................................. United States 316,201 13,340,520
Camden National Corp. ................................. United States 65,553 3,130,811
Columbia Banking System, Inc. ........................... United States 455,366 17,558,913
First Horizon Corp. .................................... United States 1,660,169 28,687,720
First of Long Island Corp. (The) ........................... United States 361,411 7,672,756
German American Bancorp, Inc. .......................... United States 197,571 7,349,641
Glacier Bancorp, Inc. ................................... United States 60,096 3,310,088
Lakeland Financial Corp. ................................ United States 130,439 8,040,260
Peoples Bancorp, Inc. .................................. United States 205,028 6,072,929
South State Corp. ..................................... United States 228,522 18,683,959
TriCo Bancshares ..................................... United States 193,311 8,231,182
Washington Trust Bancorp, Inc. ........................... United States 224,451 11,525,559
145,745,717
Building Products 3.8%
Apogee Enterprises, Inc. ................................ United States 407,815 16,610,305
Insteel Industries, Inc. .................................. United States 313,210 10,069,701
a
Masonite International Corp. ............................. United States 20,620 2,305,110
UFP Industries, Inc. .................................... United States 299,520 22,266,317
51,251,433
Chemicals 8.8%
Ashland Global Holdings, Inc. ............................ United States 342,017 29,926,487
Avient Corp. ......................................... United States 664,629 32,673,162
Cabot Corp. ......................................... United States 268,324 15,275,685
a
Elementis plc ........................................ United Kingdom 4,817,705 10,043,873
Minerals Technologies, Inc. .............................. United States 400,489 31,506,470
119,425,677
Communications Equipment 2.1%
a
NetScout Systems, Inc. ................................. United States 978,746 27,933,411
Construction & Engineering 3.4%
Argan , Inc. .......................................... United States 193,069 9,226,767
a
Great Lakes Dredge & Dock Corp. ........................ United States 885,541 12,937,754
a
WillScot Mobile Mini Holdings Corp. ....................... United States 859,011 23,940,637
46,105,158
Construction Materials 2.9%
a
Summit Materials, Inc., A ................................ United States 1,146,544 39,957,058
Electric Utilities 0.7%
IDACORP, Inc. ....................................... United States 98,964 9,648,990
Electrical Equipment 0.7%
Regal Beloit Corp. ..................................... United States 75,428 10,070,392
Electronic Equipment, Instruments & Components 2.8%
Benchmark Electronics, Inc. ............................. United States 594,860 16,929,715

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Knowles Corp. ....................................... United States 1,066,928 $ 21,061,159
37,990,874
Energy Equipment & Services 1.8%
Hunting plc .......................................... United Kingdom 1,395,634 4,269,656
a
Natural Gas Services Group, Inc. ......................... United States 173,987 1,788,586
a
NexTier Oilfield Solutions, Inc. ............................ United States 890,440 4,238,495
a
TechnipFMC plc ...................................... United Kingdom 1,483,315 13,424,001
23,720,738
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexander & Baldwin, Inc. ............................... United States 7,750 141,980
Healthcare Realty Trust, Inc. ............................. United States 146,090 4,411,918
Highwoods Properties, Inc. .............................. United States 90,459 4,086,033
a
Sunstone Hotel Investors, Inc. ............................ United States 172,690 2,144,810
10,784,741
Food & Staples Retailing 0.1%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 20,543 977,436
Food Products 1.8%
Glanbia plc .......................................... Ireland 1,533,544 24,978,545
Gas Utilities 0.2%
Spire, Inc. ........................................... United States 30,218 2,183,855
Health Care Equipment & Supplies 2.9%
a
Envista Holdings Corp. ................................. United States 435,276 18,808,276
a
Integer Holdings Corp. ................................. United States 218,344 20,568,005
39,376,281
Hotels, Restaurants & Leisure 6.7%
a
Dalata Hotel Group plc ................................. Ireland 2,082,520 9,491,152
a
Denny's Corp. ........................................ United States 1,520,103 25,066,498
a
Hilton Grand Vacations, Inc. ............................. United States 660,632 27,343,559
Jack in the Box, Inc. ................................... United States 259,775 28,949,326
90,850,535
Household Durables 0.2%
a
M/I Homes, Inc. ....................................... United States 54,909 3,221,511
Insurance 11.2%
CNO Financial Group, Inc. .............................. United States 1,068,442 25,236,600
Hanover Insurance Group, Inc. (The) ....................... United States 310,675 42,139,957
Horace Mann Educators Corp. ........................... United States 693,652 25,956,458
Old Republic International Corp. .......................... United States 1,415,825 35,268,201
Selective Insurance Group, Inc. ........................... United States 297,517 24,143,504
152,744,720
Leisure Products 1.9%
BRP, Inc. ............................................ United States 61,123 4,782,360
Brunswick Corp. ...................................... United States 215,421 21,460,240
26,242,600
Machinery 14.1%
Astec Industries, Inc. ................................... United States 186,512 11,739,065
Columbus McKinnon Corp. .............................. United States 260,316 12,557,644
Flowserve Corp. ...................................... United States 21,623 871,839
Greenbrier Cos., Inc. (The) .............................. United States 723,275 31,520,324

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Hillenbrand, Inc. ...................................... United States 377,408 $ 16,636,145
Mueller Industries, Inc. ................................. United States 233,931 10,131,552
Mueller Water Products, Inc., A ........................... United States 1,469,069 21,183,975
Oshkosh Corp. ....................................... United States 215,435 26,851,818
REV Group, Inc. ...................................... United States 164,897 2,587,234
Rexnord Corp. ....................................... United States 444,449 22,240,228
Timken Co. (The) ..................................... United States 436,447 35,173,264
191,493,088
Metals & Mining 0.5%
Kaiser Aluminum Corp. ................................. United States 52,094 6,433,088
Multi-Utilities 1.7%
Black Hills Corp. ...................................... United States 352,721 23,149,079
Oil, Gas & Consumable Fuels 4.9%
Crescent Point Energy Corp. ............................. Canada 10,313,887 46,671,431
a
Green Plains, Inc. ..................................... United States 607,312 20,417,829
67,089,260
Professional Services 1.3%
a,b
Intertrust NV, 144A, Reg S .............................. Netherlands 100,535 1,811,675
Kforce , Inc. .......................................... United States 150,858 9,493,494
Stantec , Inc. ......................................... Canada 145,861 6,507,419
17,812,588
Software 3.3%
a
ACI Worldwide, Inc. .................................... United States 801,416 29,764,590
Software AG ......................................... Germany 329,486 14,824,067
44,588,657
Specialty Retail 4.0%
a
Bed Bath & Beyond, Inc. ................................ United States 364,473 12,133,306
a
Children's Place, Inc. (The) .............................. United States 30,648 2,852,103
a
Dufry AG ............................................ Switzerland 333,158 19,769,025
Group 1 Automotive, Inc. ................................ United States 126,100 19,473,623
54,228,057
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 65,579 6,765,786
Thrifts & Mortgage Finance 0.4%
TrustCo Bank Corp. ................................... United States 156,540 5,381,845
Trading Companies & Distributors 1.8%
a
Herc Holdings, Inc. .................................... United States 26,241 2,940,829
McGrath RentCorp .................................... United States 271,297 22,129,696
25,070,525
Total Common Stocks (Cost $1,003,335,112) ....................................
1,346,459,254

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-13
Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 15,840,318 $ 15,840,318
Total Money Market Funds (Cost $15,840,318) ..................................
15,840,318
Total Short Term Investments (Cost $15,840,318 ) ................................
15,840,318
a
Total Investments (Cost $1,019,175,430) 100.2% ................................
$1,362,299,572
Other Assets, less Liabilities (0.2)% ...........................................
(2,065,995)
Net Assets 100.0% ...........................................................
$1,360,233,577
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was
$1,811,675, representing 0.1% of net assets.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-14
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,003,335,112
Cost - Non-controlled affiliates (Note 3e) ........................................................ 15,840,318
Value - Unaffiliated issuers .................................................................. $1,346,459,254
Value - Non-controlled affiliates (Note 3e) ....................................................... 15,840,318
Receivables:
Investment securities sold ................................................................... 509,012
Capital shares sold ........................................................................ 643,584
Dividends ............................................................................... 835,749
Total assets .......................................................................... 1,364,287,917
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,381,637
Capital shares redeemed ................................................................... 1,434,170
Management fees ......................................................................... 713,298
Distribution fees .......................................................................... 274,522
Reports to shareholders .................................................................... 230,262
Accrued expenses and other liabilities ........................................................... 20,451
Total liabilities ......................................................................... 4,054,340
Net assets, at value ................................................................. $1,360,233,577
Net assets consist of:
Paid-in capital ............................................................................. $917,819,742
Total distributable earnings (losses) ............................................................. 442,413,835
Net assets, at value ................................................................. $1,360,233,577
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $72,143,406
Shares outstanding ........................................................................ 4,087,651
Net asset value and maximum offering price per share ............................................. $17.65
Class 2:
Net assets, at value ....................................................................... $1,253,903,685
Shares outstanding ........................................................................ 74,572,510
Net asset value and maximum offer ing price per share ............................................. $16.81
Class 4:
Net assets, at value ....................................................................... $34,186,486
Shares outstanding ........................................................................ 1,964,311
Net asset value and maximum offering price per share ............................................. $17.40

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-15
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $51,855)
Unaffiliated issuers ........................................................................ $11,995,969
Non-controlled affiliates (Note 3e) ............................................................. 562
Interest:
Unaffiliated issuers ........................................................................ 2,378
Total investment income ................................................................... 11,998,909
Expenses:
Management fees (Note 3 a ) ................................................................... 4,189,270
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,547,230
    Class 4 ................................................................................ 58,611
Custodian fees (Note 4 ) ...................................................................... 3,854
Reports to shareholders ...................................................................... 136,545
Professional fees ........................................................................... 29,499
Trustees' fees and expenses .................................................................. 3,410
Other .................................................................................... 13,450
Total expenses ......................................................................... 5,981,869
Expenses waived/paid by affiliates (Note 3e) ................................................... (6,926)
Net expenses ......................................................................... 5,974,943
Net investment income ................................................................ 6,023,966
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 98,766,940
Foreign currency transactions ................................................................ 32,786
Net realized gain (loss) .................................................................. 98,799,726
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 129,311,041
Translation of other assets and liabilities denominated in foreign currencies .............................. (8,652)
Net change in unrealized appreciation (depreciation) ............................................ 129,302,389
Net realized and unrealized gain (loss) ............................................................ 228,102,115
Net increase (decrease) in net assets resulting from operations .......................................... $234,126,081

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-16
Franklin Small Cap Value VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,023,966 $12,966,525
Net realized gain (loss) ................................................. 98,799,726 35,583,469
Net change in unrealized appreciation (depreciation) ........................... 129,302,389 9,897,496
Net increase (decrease) in net assets resulting from operations ................ 234,126,081 58,447,490
Distributions to shareholders:
Class 1 ............................................................. (2,642,045) (3,163,057)
Class 2 ............................................................. (45,737,885) (74,826,606)
Class 4 ............................................................. (1,174,804) (1,993,248)
Total distributions to shareholders .......................................... (49,554,734) (79,982,911)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 13,992,954 3,879,512
Class 2 ............................................................. (21,770,743) 1,523,597
Class 4 ............................................................. 34,098 226,802
Total capital share transactions ............................................ (7,743,691) 5,629,911
Net increase (decrease) in net assets ................................... 176,827,656 (15,905,510)
Net assets:
Beginning of period ..................................................... 1,183,405,921 1,199,311,431
End of period .......................................................... $1,360,233,577 $1,183,405,921

Franklin Templeton Variable Insurance Products Trust
FSV-17
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Small Cap Value VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Small Cap Value VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at closing
NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-18
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-19
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 891,179 $16,288,463 455,233 $5,805,187
Shares issued in reinvestment of distributions .......... 136,633 2,503,125 275,768 3,163,057
Shares redeemed ............................... (266,271) (4,798,634) (392,293) (5,088,732)
Net increase (decrease) .......................... 761,541 $13,992,954 338,708 $3,879,512
Class 2 Shares:
Shares sold ................................... 4,998,394 $86,115,776 9,825,906 $112,925,732
Shares issued in reinvestment of distributions .......... 2,619,581 45,737,885 6,827,245 74,826,606
Shares redeemed ............................... (9,128,116) (153,624,404) (15,190,634) (186,228,741)
Net increase (decrease) .......................... (1,510,141) $(21,770,743) 1,462,517 $1,523,597
Class 4 Shares:
Shares sold ................................... 302,123 $5,285,789 422,087 $4,787,696
Shares issued in reinvestment of distributions .......... 65,014 1,174,804 175,927 1,993,248
Shares redeemed ............................... (368,376) (6,426,495) (517,251) (6,554,142)
Net increase (decrease) .......................... (1,239) $34,098 80,763 $226,802
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-20
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.627% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net asset of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-21
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$382,221,553 and $429,970,791, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $21,360,711 $162,986,662 $(168,507,055) $ — $ — $ 15,840,318 15,840,318 $ 562
Total Affiliated Securities .... $21,360,711 $162,986,662 $(168,507,055) $— $— $15,840,318 $562
Cost of investments .......................................................................... $1,023,368,448
Unrealized appreciation ........................................................................ $353,237,040
Unrealized depreciation ........................................................................ (14,305,916)
Net unrealized appreciation (depreciation) .......................................................... $338,931,124
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-22
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 23,710,404 $ — $ 23,710,404
Auto Components ...................... 9,419,003 — — 9,419,003
Automobiles .......................... 8,108,202 — — 8,108,202
Banks ............................... 145,745,717 — — 145,745,717
Building Products ...................... 51,251,433 — — 51,251,433
Chemicals ........................... 119,425,677 — — 119,425,677
Communications Equipment .............. 27,933,411 — — 27,933,411
Construction & Engineering ............... 46,105,158 — — 46,105,158
Construction Materials .................. 39,957,058 — — 39,957,058
Electric Utilities ........................ 9,648,990 — — 9,648,990
Electrical Equipment .................... 10,070,392 — — 10,070,392
Electronic Equipment, Instruments &
Components ........................ 37,990,874 — — 37,990,874
Energy Equipment & Services ............. 19,451,082 4,269,656 — 23,720,738
Equity Real Estate Investment Trusts (REITs) . 10,784,741 — — 10,784,741
Food & Staples Retailing ................. 977,436 — — 977,436
Food Products ........................ — 24,978,545 — 24,978,545
Gas Utilities .......................... 2,183,855 — — 2,183,855

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-23
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ 39,376,281 $ — $ — $ 39,376,281
Hotels, Restaurants & Leisure ............. 81,359,383 9,491,152 — 90,850,535
Household Durables .................... 3,221,511 — — 3,221,511
Insurance ............................ 152,744,720 — — 152,744,720
Leisure Products ....................... 26,242,600 — — 26,242,600
Machinery ............................ 191,493,088 — — 191,493,088
Metals & Mining ....................... 6,433,088 — — 6,433,088
Multi-Utilities .......................... 23,149,079 — — 23,149,079
Oil, Gas & Consumable Fuels ............. 67,089,260 — — 67,089,260
Professional Services ................... 16,000,913 1,811,675 — 17,812,588
Software ............................. 29,764,590 14,824,067 — 44,588,657
Specialty Retail ........................ 34,459,032 19,769,025 — 54,228,057
Textiles, Apparel & Luxury Goods .......... 6,765,786 — — 6,765,786
Thrifts & Mortgage Finance ............... 5,381,845 — — 5,381,845
Trading Companies & Distributors .......... 25,070,525 — — 25,070,525
Short Term Investments ................... 15,840,318 — — 15,840,318
Total Investments in Securities ........... $1,263,445,048 $98,854,524
a
$— $1,362,299,572
a
Includes foreign securities valued at $98,854,524, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

FSC-1
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
This semi annual report for Franklin Small-Mid Cap Growth VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +10.42 % total return* for the six-month period ended June 30, 2021.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSC-2
Semiannual Report
Franklin Small-Mid Cap Growth Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in investments of small-capitalization and
mid-capitalization companies. For this Fund, small-cap
companies are those within the market capitalization range
of companies in the Russell 2500
TM
Index at the time of
purchase, and midcap companies are those within the
market capitalization range of companies in the Russell
Midcap
®
Index at the time of purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and
relatively new or unseasoned companies can be particularly
sensitive to changing economic conditions, and their
prospects for growth are less certain than those of larger,
more established companies. Historically, these securities
have experienced more price volatility than larger-company
stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject
to greater risk of adverse developments in such areas of
focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to
time, the trading market for a particular security or type of security in which the Fund invests may become less liquid
or even illiquid. The Fund is actively managed but there is
no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s narrow
benchmark, the Russell Midcap Growth
®
Index, posted a
+10.44% total return, and its broad benchmark, the Standard
& Poor’s
®
500 Index (S&P 500
®
) posted a +15.25 total return
for the same period.
2
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+15.25% total return for the six months ended June 30,
2021.
2
Stocks benefited from the continued economic
recovery, accommodative monetary policy, additional fiscal
stimulus measures, implementation of novel coronavirus
(COVID-19) vaccination programs and easing pandemic
restrictions. As many businesses reopened, stimulus
payments and generally high household savings contributed
to increased consumer spending. The progress toward
a bipartisan infrastructure bill further bolstered investor
sentiment, aiding equities to reach new all-time price highs toward period-end.
The U.S. economic recovery accelerated in 2021’s first
quarter, with total economic output nearly reaching
pre-pandemic levels, as the lifting of many COVID-19
restrictions and strong consumer spending bolstered
growth. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials. The unemployment
rate declined from 6.7% in December 2020 to 5.9% in June
Portfolio Composition
6/30/21
% of Total
Net Assets
Software 20.0%
IT Services 7.6%
Health Care Equipment & Supplies 6.7%
Semiconductors & Semiconductor Equipment 5.9%
Professional Services 5.4%
Capital Markets 5.1%
Specialty Retail 4.9%
Life Sciences Tools & Services 4.4%
Biotechnology 3.5%
Hotels, Restaurants & Leisure 3.3%
Entertainment 2.9%
Interactive Media & Services 2.5%
Textiles, Apparel & Luxury Goods 2.5%
Health Care Technology 2.4%
Other* 18.8%
Short-Term Investments & Other Net Assets 4.1%
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin Small-Mid Cap Growth VIP Fund
FSC-3
Semiannual Report
2021 as job openings grew, but a relative lack of available
workers fueled wage growth, adding to some investors’
inflation concerns.
3
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
bond purchasing. In its June 2021 meeting statement, the
Fed indicated that rising inflation largely reflected transitory factors and it would monitor incoming information and
adjust its monetary policy stance as needed to attain its
employment and price stability goals.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation
and returns on capital employed. In assessing value, we
consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the Fund benefited from
stock selection and an overweighting in the consumer
discretionary sector. Stock selection in the information
technology (IT), communication services and financials
sectors also supported relative performance.
In consumer discretionary, a leading contributor was
vertically integrated e-commerce health care apparel
company Figs (not part of the index), which went public in
May 2021. Our participation in the company’s initial public
offering (IPO) was rewarded by the stock’s rally following its debut.
The IT sector benefited from a position in Marqeta (not part of the index), which also had a fruitful IPO during the period.
Marqeta is a payment platform that allows businesses to
create customized credit cards that provide innovative
payment experiences for end users.
Elsewhere, health care companies GW Pharmaceuticals
(not part of the index; not held at period-end), Penumbra
and Bio-Techne contributed to relative returns. In the case of
GW Pharmaceuticals, the cannabinoid-focused drugmaker
received an acquisition offer that rallied its shares.
In contrast, stock selection in the industrials, health care and real estate sectors detracted from relative performance.
Performance in those sectors was hurt by a lack of positions in well-performing companies.
Relative performance in health care was also hurt by
medical device company iRhythm Technologies (not part
of the index; not held at period-end), which fell in part
due to negative news impacting Medicare reimbursement
rates. Iovance Biotherapeutics hurt performance as well,
with shares falling after the company announced a delay
in submitting an approval application to the U.S. Food and
Drug Administration for a cancer drug. The announcement
was followed by the unexpected departure of the company’s
chief executive officer.
Elsewhere, individual relative detractors included data
analytics platform specialist Alteryx and mortgage data
company Black Knight.
Top 10 Holdings
6/30/21
Company
Industry
% of Total
Net Assets
a aa
IDEXX Laboratories, Inc. 2.4%
Health Care Equipment & Supplies
Synopsys, Inc. 2.4%
Software
DocuSign, Inc. 2.3%
Software
Roku, Inc. 1.9%
Entertainment
MSCI, Inc. 1.8%
Capital Markets
CoStar Group, Inc. 1.7%
Professional Services
SBA Communications Corp. 1.6%
Equity Real Estate Investment Trusts (REITs)
Veeva Systems, Inc. 1.6%
Health Care Technology
Okta , Inc. 1.6%
IT Services
ANSYS, Inc. 1.5%
Software
3. Bureau of Labor Statistics.

Franklin Small-Mid Cap Growth VIP Fund
FSC-4
Semiannual Report
Thank you for your participation in Franklin Small-Mid Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Small-Mid Cap Growth VIP Fund
FSC-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ) . Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,104.20 $4.28 $1,020.73 $4.11 0.82%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-6
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.99 $19.74 $17.04 $19.71 $17.77 $19.09
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.07) (0.04) (0.05) (0.04) (0.03)
Net realized and unrealized gains (losses) 2.77 9.96 5.31 (0.70) 3.74 0.77
Total from investment operations ........ 2.69 9.89 5.27 (0.75) 3.70 0.74
Less distributions from:
Net realized gains ................. (2.91) (2.64) (2.57) (1.92) (1.76) (2.06)
Net asset value, end of period .......... $26.77 $26.99 $19.74 $17.04 $19.71 $17.77
Total return
c
....................... 10.42% 55.52% 31.80% (5.15)% 21.75% 4.40%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.85% 0.84% 0.86% 0.85% 0.84%
Expenses net of waiver and payments by
affiliates .......................... 0.82%
e
0.84%
f
0.83%
f
0.85%
f
0.84%
f
0.82%
f
Net investment (loss) ................ (0.55)% (0.33)% (0.19)% (0.24)% (0.24)% (0.16)%
Supplemental data
Net assets, end of period (000’s) ........ $76,464 $72,039 $43,169 $33,518 $36,864 $31,756
Portfolio turnover rate ................ 20.98% 48.93% 59.07% 44.78% 40.49% 32.23%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.11 $17.29 $15.22 $17.83 $16.27 $17.69
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.11) (0.08) (0.09) (0.08) (0.07)
Net realized and unrealized gains (losses) 2.35 8.57 4.72 (0.60) 3.40 0.71
Total from investment operations ........ 2.26 8.46 4.64 (0.69) 3.32 0.64
Less distributions from:
Net realized gains ................. (2.91) (2.64) (2.57) (1.92) (1.76) (2.06)
Net asset value, end of period .......... $22.46 $23.11 $17.29 $15.22 $17.83 $16.27
Total return
c
....................... 10.31% 55.09% 31.44% (5.37)% 21.40% 4.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.10% 1.09% 1.11% 1.10% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 1.07%
e
1.09%
f
1.08%
f
1.10%
f
1.09%
f
1.07%
f
Net investment (loss) ................ (0.80)% (0.61)% (0.44)% (0.49)% (0.49)% (0.41)%
Supplemental data
Net assets, end of period (000’s) ........ $509,411 $503,032 $372,442 $310,300 $390,094 $392,777
Portfolio turnover rate ................ 20.98% 48.93% 59.07% 44.78% 40.49% 32.23%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-8
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.26 $18.04 $15.81 $18.47 $16.81 $18.23
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.11) (0.14) (0.10) (0.11) (0.10) (0.09)
Net realized and unrealized gains (losses) 2.47 9.00 4.90 (0.63) 3.52 0.73
Total from investment operations ........ 2.36 8.86 4.80 (0.74) 3.42 0.64
Less distributions from:
Net realized gains ................. (2.91) (2.64) (2.57) (1.92) (1.76) (2.06)
Net asset value, end of period .......... $23.71 $24.26 $18.04 $15.81 $18.47 $16.81
Total return
c
....................... 10.23% 55.01% 31.26% (5.46)% 21.30% 4.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.20% 1.19% 1.21% 1.20% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.17%
e
1.19%
f
1.18%
f
1.20%
f
1.19%
f
1.17%
f
Net investment (loss) ................ (0.90)% (0.71)% (0.54)% (0.59)% (0.59)% (0.51)%
Supplemental data
Net assets, end of period (000’s) ........ $28,001 $25,580 $17,662 $13,759 $15,829 $13,825
Portfolio turnover rate ................ 20.98% 48.93% 59.07% 44.78% 40.49% 32.23%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Small-Mid Cap Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.3%
Aerospace & Defense 1.6%
a
Mercury Systems, Inc. .................................. United States 61,300 $ 4,062,964
a
TransDigm Group, Inc. ................................. United States 9,300 6,019,797
10,082,761
Airlines 0.4%
a
Southwest Airlines Co. ................................. United States 52,100 2,765,989
Banks 0.5%
a
SVB Financial Group ................................... United States 5,400 3,004,722
Biotechnology 3.5%
a
Centessa Pharmaceuticals plc, ADR ....................... United States 32,900 730,709
a
Global Blood Therapeutics, Inc. ........................... United States 71,700 2,510,934
a
Heron Therapeutics, Inc. ................................ United States 143,500 2,227,120
a
Horizon Therapeutics plc ................................ United States 59,900 5,609,036
a
Iovance Biotherapeutics , Inc. ............................. United States 100,705 2,620,344
a
Mirati Therapeutics, Inc. ................................ United States 8,000 1,292,240
a
PTC Therapeutics, Inc. ................................. United States 52,000 2,198,040
a
Rocket Pharmaceuticals, Inc. ............................ United States 4,500 199,305
a
Seagen , Inc. ......................................... United States 26,600 4,199,608
21,587,336
Capital Markets 5.1%
Ares Management Corp. ................................ United States 91,500 5,818,485
a,b,c,d
Churchill Capital Corp. IV ............................... United States 79,866 1,882,436
MarketAxess Holdings, Inc. .............................. United States 12,500 5,794,875
MSCI, Inc. ........................................... United States 20,600 10,981,448
a
Soaring Eagle Acquisition Corp. .......................... United States 123,300 1,305,747
a,b,c,d
Soaring Eagle Acquisition Corp., A ......................... United States 28,800 288,000
a,b,c
Spartan Acquisition Corp. II, A ............................ United States 108,057 1,080,570
Tradeweb Markets, Inc., A ............................... United States 51,700 4,371,752
31,523,313
Commercial Services & Supplies 1.1%
a
Legalzoom.com, Inc. ................................... United States 1,000 37,850
Republic Services, Inc. ................................. United States 60,900 6,699,609
6,737,459
Containers & Packaging 1.1%
Ball Corp. ........................................... United States 80,300 6,505,906
Electrical Equipment 0.3%
Rockwell Automation, Inc. ............................... United States 6,198 1,772,752
Electronic Equipment, Instruments & Components 1.8%
Cognex Corp. ........................................ United States 43,800 3,681,390
a
Keysight Technologies, Inc. .............................. United States 49,450 7,635,574
11,316,964
Entertainment 2.9%
a
Roku, Inc. ........................................... United States 25,556 11,736,593
a
Zynga, Inc., A ........................................ United States 543,200 5,774,216
17,510,809
Equity Real Estate Investment Trusts (REITs) 2.2%
SBA Communications Corp. ............................. United States 31,757 10,120,956
Terreno Realty Corp. ................................... United States 48,150 3,106,638
13,227,594

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 0.5%
a
Grocery Outlet Holding Corp. ............................ United States 83,000 $ 2,876,780
Food Products 0.6%
a
Freshpet , Inc. ........................................ United States 18,100 2,949,576
a
Oatly Group AB, ADR .................................. United States 18,500 452,510
3,402,086
Health Care Equipment & Supplies 6.7%
a
DexCom , Inc. ........................................ United States 7,988 3,410,876
a,e
Figs, Inc., A .......................................... United States 60,400 3,026,040
a
IDEXX Laboratories, Inc. ................................ United States 23,550 14,873,003
a
Inari Medical, Inc. ..................................... United States 31,400 2,928,992
a
Insulet Corp. ......................................... United States 22,300 6,121,573
a
Penumbra, Inc. ....................................... United States 12,000 3,288,720
Teleflex, Inc. ......................................... United States 18,150 7,292,488
40,941,692
Health Care Providers & Services 1.3%
a
Guardant Health, Inc. .................................. United States 39,300 4,880,667
a
HealthEquity , Inc. ..................................... United States 32,100 2,583,408
a
LifeStance Health Group, Inc. ............................ United States 27,300 760,578
8,224,653
Health Care Technology 2.4%
a
Certara , Inc. ......................................... United States 40,400 1,144,532
a
Teladoc Health, Inc. ................................... United States 20,466 3,403,291
a
Veeva Systems, Inc., A ................................. United States 32,500 10,105,875
14,653,698
Hotels, Restaurants & Leisure 3.3%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,230 8,108,278
a,e
DraftKings , Inc., A ..................................... United States 67,633 3,528,414
a
Vail Resorts, Inc. ...................................... United States 13,300 4,209,716
a
Wynn Resorts Ltd. .................................... United States 37,100 4,537,330
20,383,738
Household Durables 0.6%
a
NVR, Inc. ........................................... United States 782 3,889,121
Interactive Media & Services 2.5%
a,e
Bumble, Inc., A ....................................... United States 38,100 2,194,560
a
Match Group, Inc. ..................................... United States 48,024 7,743,870
a
Pinterest, Inc., A ...................................... United States 70,800 5,589,660
15,528,090
Internet & Direct Marketing Retail 1.0%
a
Etsy, Inc. ............................................ United States 9,000 1,852,560
a,e
Wayfair, Inc., A ....................................... United States 12,800 4,041,088
5,893,648
IT Services 7.6%
a
BigCommerce Holdings, Inc., 1 ........................... United States 60,600 3,934,152
a
Black Knight, Inc. ..................................... United States 106,900 8,336,062
a
GoDaddy , Inc., A ...................................... United States 71,017 6,175,638
a,b,c
Marqeta , Inc. ......................................... United States 129,178 3,490,500
a
Marqeta , Inc., A ....................................... United States 22,200 623,154
a
MongoDB, Inc. ....................................... United States 23,700 8,568,024
a,f
Nuvei Corp., 144A, Reg S ............................... Canada 25,300 2,087,250

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Okta , Inc. ........................................... United States 39,000 $ 9,542,520
a
Paymentus Holdings, Inc., A ............................. United States 10,000 355,000
a
Wix.com Ltd. ......................................... Israel 12,600 3,657,528
46,769,828
Life Sciences Tools & Services 4.4%
a
10X Genomics, Inc., A .................................. United States 28,700 5,620,034
a
Avantor , Inc. ......................................... United States 43,100 1,530,481
Bio- Techne Corp. ..................................... United States 18,025 8,115,937
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 81,800 3,413,514
a
Mettler -Toledo International, Inc. .......................... United States 5,980 8,284,333
26,964,299
Machinery 1.7%
Fortive Corp. ......................................... United States 60,800 4,240,192
IDEX Corp. .......................................... United States 12,450 2,739,622
Stanley Black & Decker, Inc. ............................. United States 16,446 3,371,266
10,351,080
Personal Products 0.6%
a
BellRing Brands, Inc., A ................................. United States 122,800 3,848,552
Pharmaceuticals 0.7%
a
Jazz Pharmaceuticals plc ............................... United States 8,000 1,421,120
a
Reata Pharmaceuticals, Inc., A ........................... United States 19,500 2,759,835
4,180,955
Professional Services 5.4%
Booz Allen Hamilton Holding Corp. ........................ United States 69,700 5,937,046
a
CoStar Group, Inc. .................................... United States 126,350 10,464,307
TransUnion .......................................... United States 71,300 7,829,453
Verisk Analytics, Inc. ................................... United States 49,761 8,694,242
32,925,048
Road & Rail 1.1%
a,b,c
New Starship Parent, Inc. ............................... United States 74,800 775,676
Old Dominion Freight Line, Inc. ........................... United States 24,450 6,205,410
6,981,086
Semiconductors & Semiconductor Equipment 5.9%
a
Allegro MicroSystems , Inc. .............................. Japan 109,100 3,022,070
a
Alphawave IP Group plc ................................ United Kingdom 192,850 960,439
Entegris , Inc. ......................................... United States 35,528 4,368,878
KLA Corp. ........................................... United States 9,737 3,156,833
a
Lattice Semiconductor Corp. ............................. United States 100,555 5,649,180
Monolithic Power Systems, Inc. ........................... United States 13,450 5,022,902
a
Semtech Corp. ....................................... United States 57,700 3,969,760
a
SiTime Corp. ......................................... United States 63,300 8,013,147
a
SolarEdge Technologies, Inc. ............................ United States 7,600 2,100,412
36,263,621
Software 19.2%
a
Alkami Technology, Inc. ................................. United States 11,703 417,446
a,b,c
Alkami Technology, Inc. ................................. United States 40,822 1,400,776
a
Alteryx , Inc., A ........................................ United States 52,000 4,473,040
a
ANSYS, Inc. ......................................... United States 27,000 9,370,620
a,e
AppLovin Corp., A ..................................... United States 27,200 2,044,624
a
Avalara, Inc. ......................................... United States 50,800 8,219,440

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Bill.com Holdings, Inc. .................................. United States 29,148 $ 5,339,331
a
BTRS Holdings, Inc. ................................... United States 140,300 1,770,586
a
Cloudflare , Inc., A ..................................... United States 55,000 5,821,200
a
Confluent, Inc., A ...................................... United States 4,122 195,795
a
Coupa Software, Inc. ................................... United States 26,600 6,972,126
a
Crowdstrike Holdings, Inc., A ............................. United States 6,000 1,507,860
a
DocuSign, Inc. ....................................... United States 51,300 14,341,941
a
Duck Creek Technologies, Inc. ........................... United States 51,770 2,252,513
a
HubSpot , Inc. ........................................ United States 14,400 8,391,168
a
Lightspeed POS, Inc. .................................. Canada 56,300 4,707,243
a
Monday.com Ltd. ...................................... United States 3,200 715,488
a
Paylocity Holding Corp. ................................. United States 45,050 8,595,540
a,e
Procore Technologies, Inc. .............................. United States 4,900 465,255
a
PTC, Inc. ........................................... United States 34,300 4,845,218
a
Q2 Holdings, Inc. ..................................... United States 34,796 3,569,374
a
SentinelOne , Inc., A ................................... United States 10,300 437,750
a
Synopsys, Inc. ....................................... United States 52,750 14,547,922
a
Zendesk , Inc. ........................................ United States 51,600 7,447,944
117,850,200
Specialty Retail 4.9%
a
Burlington Stores, Inc. .................................. United States 23,400 7,534,566
a
Five Below, Inc. ....................................... United States 34,150 6,600,171
a
O'Reilly Automotive, Inc. ................................ United States 10,800 6,115,068
a,e
Petco Health & Wellness Co., Inc. ......................... United States 135,300 3,032,073
Tractor Supply Co. .................................... United States 36,237 6,742,256
30,024,134
Textiles, Apparel & Luxury Goods 2.3%
Levi Strauss & Co., A .................................. United States 88,400 2,450,448
a
Lululemon Athletica , Inc. ................................ United States 18,600 6,788,442
VF Corp. ............................................ United States 59,400 4,873,176
14,112,066
Trading Companies & Distributors 1.1%
Fastenal Co. ......................................... United States 127,700 6,640,400
Total Common Stocks (Cost $337,155,710) .....................................
578,740,380
Convertible Preferred Stocks 0.8%
Diversified Consumer Services 0.2%
a,b,c
Newsela , Inc., 0%, D ................................... United States 48,915 1,040,875
a
Internet & Direct Marketing Retail 0.0%
†
a,b,c
Fanatics, Inc., 0%, F ................................... United States 2,000 69,177
a
Software 0.6%
a,b,c
Databricks , Inc., 0%, G ................................. United States 8,626 1,893,538
a,b,c
OneTrust LLC, C ...................................... United States 82,367 1,817,016
3,710,554
Total Convertible Preferred Stocks (Cost $4,249,764) ............................
4,820,606
Preferred Stocks 0.8%
Internet & Direct Marketing Retail 0.4%
a,b,c
Fanatics, Inc., E ...................................... United States 92,539 2,523,013
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-13
See Abbreviations on page FSC- 28 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software 0.2%
a,b,c
Blaize , Inc., D ........................................ United States 141,632 $ 1,478,993
a
Textiles, Apparel & Luxury Goods 0.2%
a,b,c
Allbirds , Inc., E ....................................... United States 92,392 1,140,726
a
Total Preferred Stocks (Cost $4,147,272) .......................................
5,142,732
Warrants
Warrants 0.0%
Software 0.0%
a,b,c
Blaize , Inc. Ltd., 2/28/24 ................................ United Kingdom 7,082 —
Total Warrants (Cost $—) .....................................................
—
Total Long Term Investments (Cost $345,552,746) ...............................
588,703,718
a
Short Term Investments 5.3%
a a
Country Shares
a
Value
a
Money Market Funds 3.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 20,698,823 20,698,823
Total Money Market Funds (Cost $20,698,823) ..................................
20,698,823
a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.9%
Money Market Funds 1.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 11,593,660 11,593,660
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $11,593,660) ...........................................................
11,593,660
Total Short Term Investments (Cost $32,292,483 ) ................................
32,292,483
a
Total Investments (Cost $377,845,229) 101.2% ..................................
$620,996,201
Other Assets, less Liabilities (1.2)% ...........................................
(7,120,417)
Net Assets 100.0% ...........................................................
$613,875,784
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
A portion or all of the security is on loan at June 30, 2021. See Note 1(d).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was
$2,087,250, representing 0.3% of net assets.
g
See Note 3(e) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-14
i
See Note 1(d) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-15
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $345,552,746
Cost - Non-controlled affiliates (Note 3e) ........................................................ 32,292,483
Value - Unaffiliated issuers (Includes securities loaned of $14,785,902) ................................ $588,703,718
Value - Non-controlled affiliates (Note 3e) ....................................................... 32,292,483
Cash .................................................................................... 18,241
Receivables:
Investment securities sold (Includes securities loaned of $661,458) .................................... 12,581,649
Capital shares sold ........................................................................ 744,381
Dividends ............................................................................... 54,775
Total assets .......................................................................... 634,395,247
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,797,717
Capital shares redeemed ................................................................... 502,231
Management fees ......................................................................... 378,045
Distribution fees .......................................................................... 108,307
Payable upon return of securities loaned (Note 1 d ) .................................................. 11,593,660
Accrued expenses and other liabilities ........................................................... 139,503
Total liabilities ......................................................................... 20,519,463
Net assets, at value ................................................................. $613,875,784
Net assets consist of:
Paid-in capital ............................................................................. $299,340,072
Total distributable earnings (losses) ............................................................. 314,535,712
Net assets, at value ................................................................. $613,875,784
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $76,463,797
Shares outstanding ........................................................................ 2,856,407
Net asset value and maximum offering price per share ............................................. $26.77
Class 2:
Net assets, at value ....................................................................... $509,411,109
Shares outstanding ........................................................................ 22,685,696
Net asset value and maximum offering price per share ............................................. $22.46
Class 4:
Net assets, at value ....................................................................... $28,000,878
Shares outstanding ........................................................................ 1,181,128
Net asset value and maximum offering price per share ............................................. $23.71

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-16
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $753,191
Non-controlled affiliates (Note 3e) ............................................................. 632
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 43,117
Non-controlled affiliates (Note 3 e ) ............................................................. 247
Total investment income ................................................................... 797,187
Expenses:
Management fees (Note 3 a ) ................................................................... 2,303,481
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 611,687
    Class 4 ................................................................................ 46,486
Custodian fees (Note 4 ) ...................................................................... 2,874
Reports to shareholders ...................................................................... 64,540
Professional fees ........................................................................... 37,403
Trustees' fees and expenses .................................................................. 1,710
Other .................................................................................... 10,153
Total expenses ......................................................................... 3,078,334
Expenses waived/paid by affiliates (Note 3e) ................................................... (8,251)
Net expenses ......................................................................... 3,070,083
Net investment income (loss) ............................................................ (2,272,896)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 73,551,836
Foreign currency transactions ................................................................ (1,090)
Net realize d gain (loss) .................................................................. 73,550,746
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (12,460,736)
Net realized and unrealized gain (loss) ............................................................ 61,090,010
Net increase (decrease) in net assets resulting from operations .......................................... $58,817,114

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-17
Franklin Small-Mid Cap Growth VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,272,896) $(2,771,523)
Net realized gain (loss) ................................................. 73,550,746 72,207,047
Net change in unrealized appreciation (depreciation) ........................... (12,460,736) 144,395,647
Net increase (decrease) in net assets resulting from operations ................ 58,817,114 213,831,171
Distributions to shareholders:
Class 1 ............................................................. (7,430,783) (5,568,768)
Class 2 ............................................................. (58,482,161) (53,710,860)
Class 4 ............................................................. (3,098,704) (2,461,041)
Total distributions to shareholders .......................................... (69,011,648) (61,740,669)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 4,624,272 11,218,927
Class 2 ............................................................. 15,927,602 2,617,481
Class 4 ............................................................. 2,866,244 1,452,781
Total capital share transactions ............................................ 23,418,118 15,289,189
Net increase (decrease) in net assets ................................... 13,223,584 167,379,691
Net assets:
Beginning of period ..................................................... 600,652,200 433,272,509
End of period .......................................................... $613,875,784 $600,652,200

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
FSC-18
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Small-Mid Cap Growth VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 40.6% of the Fund's shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-19
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-20
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-21
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 217,140 $6,007,861 706,229 $16,500,714
Shares issued in reinvestment of distributions .......... 290,492 7,430,783 289,889 5,568,768
Shares redeemed ............................... (320,352) (8,814,372) (514,114) (10,850,555)
Net increase (decrease) .......................... 187,280 $4,624,272 482,004 $11,218,927
Class 2 Shares:
Shares sold ................................... 490,617 $11,553,503 2,526,425 $47,366,200
Shares issued in reinvestment of distributions .......... 2,725,171 58,482,161 3,261,133 53,710,860
Shares redeemed ............................... (2,294,540) (54,108,062) (5,564,626) (98,459,579)
Net increase (decrease) .......................... 921,248 $15,927,602 222,932 $2,617,481
Class 4 Shares:
Shares sold ................................... 143,178 $3,575,279 319,307 $6,396,773
Shares issued in reinvestment of distributions .......... 136,748 3,098,704 142,257 2,461,041
Shares redeemed ............................... (153,286) (3,807,739) (385,938) (7,405,033)
Net increase (decrease) .......................... 126,640 $2,866,244 75,626 $1,452,781
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC. (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-22
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.783% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-23
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, there were no credits earned.
5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$121,080,104 and $182,053,943, respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$11,593,660 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $12,671,175 $87,774,371 $(79,746,723) $— $— $20,698,823 20,698,823 $632
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $8,418,420 $77,973,269 $(74,798,029) $ — $ — $11,593,660 11,593,660 $247
Total Affiliated Securities .... $21,089,595 $165,747,640 $(154,544,752) $— $— $32,292,483 $879
Cost of investments .......................................................................... $377,947,481
Unrealized appreciation ........................................................................ $249,084,548
Unrealized depreciation ........................................................................ (6,035,828)
Net unrealized appreciation (depreciation) .......................................................... $243,048,720
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-24
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
40,822
a
Alkami Technology, Inc. ....................... 9/24/20 $ 653,142 $ 1,400,776
92,392 Allbirds, Inc., E .............................. 9/22/20 1,068,276 1,140,726
7,082 Blaize, Inc. Ltd., 2/28/24 ....................... 3/01/21 — —
141,632 Blaize, Inc., D .............................. 3/02/21 - 3/22/21 1,478,997 1,478,993
79,866 Churchill Capital Corp. IV ...................... 2/22/21 1,197,990 1,882,436
8,626 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,893,538
92,539 Fanatics, Inc., E ............................. 8/13/20 1,599,999 2,523,013
2,000 Fanatics, Inc., F ............................. 3/22/21 69,740 69,177
129,178
b
Marqeta, Inc. ............................... 8/20/20 1,077,009 3,490,500
74,800 New Starship Parent, Inc. ...................... 2/02/21 748,000 775,676
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 1,040,875
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,817,016
28,800
c
Soaring Eagle Acquisition Corp., A ............... 5/11/21 288,000 288,000
108,057 Spartan Acquisition Corp. II, A .................. 1/28/21 1,080,570 1,080,570
Total Restricted Securities (Value is 3.09% of Net Assets) ............. $13,441,747 $18,881,296
a
The Fund also invests in unrestricted securities of the issuer, valued at $417,446 as of June 30, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $623,154 as of June 30, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $1,305,747 as of June 30, 2021.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-25
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 10,082,761 $ — $ — $ 10,082,761
Airlines .............................. 2,765,989 — — 2,765,989
Banks ............................... 3,004,722 — — 3,004,722
Biotechnology ......................... 21,587,336 — — 21,587,336
Capital Markets ........................ 28,272,307 — 3,251,006 31,523,313
Commercial Services & Supplies ........... 6,737,459 — — 6,737,459
Containers & Packaging ................. 6,505,906 — — 6,505,906
Electrical Equipment .................... 1,772,752 — — 1,772,752
Electronic Equipment, Instruments &
Components ........................ 11,316,964 — — 11,316,964
Entertainment ......................... 17,510,809 — — 17,510,809
Equity Real Estate Investment Trusts (REITs) . 13,227,594 — — 13,227,594
Food & Staples Retailing ................. 2,876,780 — — 2,876,780
Food Products ........................ 3,402,086 — — 3,402,086
Health Care Equipment & Supplies ......... 40,941,692 — — 40,941,692
Health Care Providers & Services .......... 8,224,653 — — 8,224,653
Health Care Technology ................. 14,653,698 — — 14,653,698
Hotels, Restaurants & Leisure ............. 20,383,738 — — 20,383,738
Household Durables .................... 3,889,121 — — 3,889,121
Interactive Media & Services .............. 15,528,090 — — 15,528,090
Internet & Direct Marketing Retail .......... 5,893,648 — — 5,893,648
IT Services ........................... 43,279,328 — 3,490,500 46,769,828
Life Sciences Tools & Services ............ 26,964,299 — — 26,964,299
Machinery ............................ 10,351,080 — — 10,351,080
9. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-26
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Personal Products ..................... $ 3,848,552 $ — $ — $ 3,848,552
Pharmaceuticals ....................... 4,180,955 — — 4,180,955
Professional Services ................... 32,925,048 — — 32,925,048
Road & Rail .......................... 6,205,410 — 775,676 6,981,086
Semiconductors & Semiconductor Equipment . 36,263,621 — — 36,263,621
Software ............................. 116,449,424 — 1,400,776 117,850,200
Specialty Retail ........................ 30,024,134 — — 30,024,134
Textiles, Apparel & Luxury Goods .......... 14,112,066 — — 14,112,066
Trading Companies & Distributors .......... 6,640,400 — — 6,640,400
Convertible Preferred Stocks ............... — — 4,820,606 4,820,606
Preferred Stocks ........................ — — 5,142,732 5,142,732
Warrants .............................. — — —
a
—
Short Term Investments ................... 32,292,483 — — 32,292,483
Total Investments in Securities ........... $602,114,905 $— $18,881,296 $620,996,201
a
Includes securities determined to have no value at June 30, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
accretion
(amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... $ — $ 2,566,560 $ — $ — $ — $ — $ — $ 684,446 $ 3,251,006 $ 684,446
IT Services ........ 1,208,923 — — — — — — 2,281,577 3,490,500 2,281,577
Road & Rail ....... — 748,000 — — — — — 27,676 775,676 27,676
Software .......... — 653,142 — — — — — 747,634 1,400,776 747,634
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ — 1,034,805 — — — — — 6,070 1,040,875 6,070
Internet & Direct
Marketing Retail ... — 69,740 — — — — — (563) 69,177 (563)
Software .......... — 3,145,217 — — — — — 565,337 3,710,554 565,337
Preferred Stocks :
Internet & Direct
Marketing Retail ... 1,657,023 — — — — — — 865,990 2,523,013 865,990
Software .......... 768,400 1,478,997 (768,400) — — — — (4) 1,478,993 (4)
Textiles, Apparel &
Luxury Goods .... 1,068,276 — — — — — — 72,450 1,140,726 72,450
Warrants :
Software .......... — —
c
— — — — — — —
c
—
Total Investments in Securities . $4,702,622 $9,696,461 $(768,400) $— $— $— $— $5,250,613 $18,881,296 $5,250,613
a
Purchases include all purchases of securities and securities received in corporate actions.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-27
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks
Capital Markets
..............
$2,963,006 Market comparables Discount for lack of
marketability
0.6% - 18.2%
(11.8%)
Decrease
c
IT Services . . . . . . . . . . . . . . . . . . 3,490,500 Market comparables Discount for lack of marketability
3.7% Decrease
c
Road & Rail
.................
775,676 Market comparables Discount for lack of
marketability
0.0% Decrease
Software . . . . . . . . . . . . . . . . . . . . 1,400,776 Market comparables Discount for lack of marketability
3.8% Decrease
Convertible Preferred Stocks
Diversified Consumer Services. . . 1,040,875 Discounted cash flow Discount for lack of marketability
12.9% Decrease
c
Weighted average
cost of capital
14.8% Decrease
d
 Long-term growth rate 5.0% Increase
Software . . . . . . . . . . . . . . . . . . . . 3,710,554 Market comparables EV / revenue multiple 17.1x - 61.4x
(35.6x)
Increase
c
Discount for lack of
marketability
6.9% Decrease
c
Preferred Stocks
Internet & Direct Marketing Retail. 2,523,013 Market comparables EV / EBITDA multiple 45.6x Increase
c
EV / revenue multiple 3.4x Increase
c
Discount for lack of
marketability
11.1% Decrease
c
Textiles, Apparel & Luxury Goods. 1,140,726 Market comparables EV / revenue multiple 5.7x Increase
c
Discount for lack of
marketability
8.0% Decrease
c
All Other Investments
..........
1,836,170
e,f
Total $18,881,296
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-28
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
f
Includes securities determined to have no value at June 30, 2021.
Selected Portfolio
ADR
American Depositary Receipt
10. Fair Value Measurements
(continued)

FSI-1
Semiannual Report
Franklin Strategic Income VIP Fund
This semi annual report for Franklin Strategic Income VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +1.80 % total return* for the six-month period ended June 30, 2021.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSI-2
Semiannual Report
1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Strategic Income VIP Fund
Fund Goal and Main Investments
The Fund seeks a high level of current income, with capital
appreciation over the long term as a secondary goal. Under
normal market conditions, the Fund invests primarily to
predominantly in U.S. and foreign debt securities, including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Bond
prices generally move in the opposite direction of interest
rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher
credit risks associated with certain lower rated securities
held in the portfolio. Floating rate loans and high yield
corporate bonds are rated below investment grade and are
subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing
economy. The risks of foreign securities include currency
fluctuations and political uncertainty. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with their
relatively small size and lesser liquidity. Investing in
derivative securities and the use of foreign currency
techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the Bloomberg Barclays U.S. Aggregate Bond
Index, posted a -1.60% total return for the period under
review.
1
The Fund’s peers, as measured by the Lipper
Multi-Sector Income Funds Classification Average, posted a
+1.64% return.
2
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted a -1.60%
total return for the six months ended June 30, 2021.
1
The
economy continued to recover from the novel coronavirus
(COVID-19) pandemic, aided by additional fiscal stimulus
measures, and yields (which move inversely to prices)
increased for most bonds. The inflation rate surged during
the period amid increased demand and supply-chain
bottlenecks, with the price pressures coming largely from the areas particularly impacted by the shutdown, such as used
vehicles, airfares, semiconductors and building materials.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. In its June 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted a -2.58% total return
for the six-month period.
1
The 10-year U.S. Treasury yield,
which began the period below one percent, rose notably
amid many investors’ increasing inflation expectations.
Mortgage-backed securities (MBS), as measured by the
Portfolio Composition
6/30/21
% of Total
Net Assets
Corporate Bonds 52.6%
Foreign Government and Agency Securities 13.8%
Residential Mortgage-Backed Securities 8.3%
Management Investment Companies 7.5%
Asset-Backed Securities 7.3%
U.S. Government and Agency Securities 3.1%
Mortgage-Backed Securities 2.8%
Senior Floating Rate Interests 1.4%
Municipal Bonds 1.0%
Other 1.0%
Short-Term Investments & Other Net Assets 1.2%

Franklin Strategic Income VIP Fund
FSI-3
Semiannual Report
Bloomberg Barclays MBS Index, posted a -0.77% total
return for the period, as low interest rates led to accelerated prepayments from mortgage refinancing.
1
U.S. corporate bond performance varied significantly
based on credit rating, reflecting the continued recovery of credit markets following the onset of COVID-19. Although
the strengthening economy pressured corporate bonds
generally, it helped temper investor concerns about
credit quality, which benefited lower-rated bonds. In this
environment, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted a +3.62% return, while investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a -1.27% total return.
1
Investment Strategy
We allocate our investments among the various types
of debt available based on our assessment of changing
economic, global market, industry and issuer conditions.
We use a top-down analysis of macroeconomic trends,
combined with a bottom-up fundamental analysis of market
sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example,
we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or
rating. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments.
Manager’s Discussion
The Fund allocated assets across the broad fixed income
markets seeking the best relative value opportunities for
income and capital appreciation.
We maintained our largest exposure in high-yield corporate
credit and increased allocation over the period. The U.S.
high-yield market continues to enjoy a positive environment
for leveraged credit, with a re-opening economy supported
by fiscal and monetary policy combined with wide-open
capital markets leading to improving credit profiles and
diminishing default risk, which we believe will remain for the balance of this year and into 2022. The overall technical
environment remains firm despite issuance that has
continued at a record-setting pace through the period and
mutual fund flows that have turned negative, with flows from institutional and non-traditional high-yield investors, both foreign and domestic, along with elevated call and tender
activity and natural coupon reinvestment all serving to keep supply and demand for U.S. high-yield fairly tight. History
has shown that U.S. high-yield spreads can remain at lows
for extended periods of time, and we believe that current
conditions are conducive to such an outcome. We also
added to senior secured floating-rate loan exposure, while
reducing allocation to investment-grade corporate bonds.
The portfolio’s second largest allocation remained in
sovereign emerging market debt as we retained our
positive outlook for the asset class. Emerging market debt
fundamentals strengthened as a stronger economic outlook
for the global economy and the reflationary benefits this will bring in terms of balance sheet repair for most emerging
market countries gathered momentum, in our view.
We remained allocated to the non-agency residential
mortgage-backed securities (RMBS) sector, with exposure
primarily in the seasoned credit risk transfer securities. We pared exposure over the period amid continued strength in
the sector. Supply and demand imbalances combined with
mortgage rates still near historic lows will continue to support a strong housing market. We believe this fundamental
backdrop should bolster solid risk-adjusted returns for the
RMBS sector in the near-term.
Our foreign-currency exposure was held through a basket
of longs versus a short position in the Canadian dollar. Over the period, we closed out our long Japanese yen and euro
positions. We moved from a short Australian dollar to slight long position and reduced our short Canadian dollar position.
Allocation across corporate credit boosted performance with
the Fund’s high corporate credit allocation being the most
significant contributor to returns. Additionally, allocations to sovereign emerging markets securities, marketplace loans
and RMBS boosted performance. In contrast, the Fund’s
allocation to fixed-rate agency mortgage-backed securities
(MBS) was a slight detractor from performance. Foreign
currency exposure negatively contributed to returns. Gains
mainly from our long Mexican peso were more than offset
by negative returns from Japanese yen and Colombian peso
positions.
The Fund utilized derivatives, including credit default swaps, currency forwards and government bond futures, primarily
as a tool for efficient portfolio management and to manage
overall portfolio risk. These derivative transactions may
provide the same, or similar, net long or short exposure to
select currencies, interest rates, countries, duration or credit risks compared to holding securities.

Franklin Strategic Income VIP Fund
FSI-4
Semiannual Report
Thank you for your participation in Franklin Strategic Income
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Strategic Income VIP Fund
FSI-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,018.00 $3.64 $1,021.19 $3.65 0.73%

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Highlights
Franklin Strategic Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-6
a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.76 $10.93 $10.65 $11.15 $11.01 $10.55
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.36 0.45 0.47 0.45 0.48
Net realized and unrealized gains (losses) 0.01 0.01 0.43 (0.65) 0.04 0.37
Total from investment operations ........ 0.19 0.37 0.88 (0.18) 0.49 0.85
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.37) (0.54) (0.60) (0.32) (0.35) (0.39)
Net asset value, end of period .......... $10.58 $10.76 $10.93 $10.65 $11.15 $11.01
Total return
c
....................... 1.80% 3.75% 8.41% (1.65)% 4.46% 8.25%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.75% 0.71% 0.67% 0.68% 0.67%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.73% 0.73% 0.68% 0.63% 0.63% 0.60%
Net investment income ............... 3.40% 3.46% 4.09% 4.28% 4.00% 4.42%
Supplemental data
Net assets, end of period (000’s) ........ $257,475 $261,409 $285,437 $302,610 $361,465 $396,170
Portfolio turnover rate ................ 33.65%
f
114.19% 114.89%
f
107.90%
g
108.73% 128.51%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 22.51%
f
73.45% 72.45%
f
40.38%
g
48.11% 77.93%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
FSI-7
a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.36 $10.55 $10.28 $10.76 $10.64 $10.21
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.33 0.40 0.42 0.40 0.43
Net realized and unrealized gains (losses) 0.03 —
c
0.42 (0.61) 0.04 0.36
Total from investment operations ........ 0.19 0.33 0.82 (0.19) 0.44 0.79
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.35) (0.52) (0.55) (0.29) (0.32) (0.36)
Net asset value, end of period .......... $10.20 $10.36 $10.55 $10.28 $10.76 $10.64
Total return
d
....................... 1.81% 3.43% 8.05% (1.77)% 4.17% 7.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.01% 1.01% 0.96% 0.92% 0.93% 0.92%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.98% 0.99% 0.93% 0.88% 0.88% 0.85%
Net investment income ............... 3.16% 3.23% 3.84% 4.03% 3.75% 4.17%
Supplemental data
Net assets, end of period (000’s) ........ $92,523 $100,758 $94,928 $89,264 $214,271 $203,418
Portfolio turnover rate ................ 33.65%
g
114.19% 114.89%
g
107.90%
h
108.73% 128.51%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 22.51%
g
73.45% 72.45%
g
40.38%
h
48.11% 77.93%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.
i
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-8
a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.66 $10.83 $10.56 $11.04 $10.90 $10.44
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32 0.41 0.43 0.40 0.43
Net realized and unrealized gains (losses) 0.03 0.01 0.42 (0.64) 0.04 0.38
Total from investment operations ........ 0.19 0.33 0.83 (0.21) 0.44 0.81
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.34) (0.50) (0.56) (0.27) (0.30) (0.35)
Net asset value, end of period .......... $10.51 $10.66 $10.83 $10.56 $11.04 $10.90
Total return
c
....................... 1.77% 3.34% 7.93% (1.88)% 4.08% 7.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.10% 1.06% 1.02% 1.03% 1.02%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.08% 1.09% 1.03% 0.98% 0.98% 0.95%
Net investment income ............... 3.05% 3.12% 3.74% 3.93% 3.65% 4.07%
Supplemental data
Net assets, end of period (000’s) ........ $53,623 $51,709 $54,485 $60,763 $74,013 $80,175
Portfolio turnover rate ................ 33.65%
f
114.19% 114.89%
f
107.90%
g
108.73% 128.51%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 22.51%
f
73.45% 72.45%
f
40.38%
g
48.11% 77.93%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Strategic Income VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 13,794 $ 251,051
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 4,478 67,170
a
Birch Permian Holdings, Inc., ............................ United States 34,907 519,242
586,412
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 54,923
a
iHeartMedia , Inc., A .................................... United States 8,384 225,781
a,b
iHeartMedia , Inc., B ................................... United States 142 3,556
284,260
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 431 1,745
a,b
Riviera Resources, Inc. ................................. United States 6,620 1,710
3,455
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 16,831 157,030
Total Common Stocks (Cost $2,092,944) .......................................
1,282,208
Management Investment Companies 7.5%
Capital Markets 7.5%
d
Franklin Floating Rate Income Fund ....................... United States 3,420,372 27,123,552
Invesco Senior Loan ETF ............................... United States 135,000 2,990,250
30,113,802
Total Management Investment Companies (Cost $34,650,957) ....................
30,113,802
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 249
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 175
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 104
528
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 592 1,616
Total Warrants (Cost $—) .....................................................
2,144
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 27,166 20,644
Total Convertible Bonds (Cost $5,773) .........................................
20,644

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 52.6%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 800,000 $ 807,774
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,478,750
2,286,524
Air Freight & Logistics 0.6%
g
DAE Funding LLC ,
Senior Note , 144A, 1.55%, 8/01/24 ...................... United Arab
Emirates 300,000 299,961
Senior Note , 144A, 5%, 8/01/24 ........................ United Arab
Emirates 1,294,000 1,332,154
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 650,000 747,895
2,380,010
Airlines 0.7%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 649,500
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,182,602
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 900,000 967,374
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 103,643
2,903,119
Auto Components 1.3%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 877,600
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 500,000 492,060
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,200,000 1,301,040
Goodyear Tire & Rubber Co. (The) , Senior Note , 4.875% , 3/15/27 United States 1,300,000 1,381,035
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 United States 1,000,000 1,038,600
5,090,335
Banks 2.6%
g
Akbank TAS ,
Senior Note , 144A, 5.125%, 3/31/25 ..................... Turkey 1,200,000 1,209,000
Senior Note , 144A, 6.8%, 2/06/26 ....................... Turkey 400,000 423,086
Banco Santander SA , Sub. Note , 2.749% , 12/03/30 ............ Spain 300,000 297,454
g
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 500,000 515,657
g
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 800,000 858,403
f
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 300,000 333,000
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 831,133
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 300,480
Industrial & Commercial Bank of China Ltd. , Senior Note , 3.538% ,
11/08/27 .......................................... China 900,000 996,147
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 213,000 226,579
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 1,029,877
Senior Note , 3.2%, 6/15/26 ........................... United States 1,213,000 1,321,311
Sub. Note, 3.375%, 5/01/23 ........................... United States 309,000 325,389
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 200,000 216,765

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
g
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/09/31, FRN
thereafter , 6/09/32 ................................... France 800,000 $ 810,536
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ........... United States 300,000 319,872
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/03/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 502,164
10,516,853
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30 Belgium 1,700,000 1,892,775
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 . Canada 1,000,000 1,001,250
2,894,025
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 .................. United States 700,000 760,817
Building Products 0.4%
Owens Corning , Senior Bond , 4.3% , 7/15/47 ................. United States 700,000 815,563
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 523,975
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 206,841
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 191,712
1,738,091
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.75% , 2/25/26 .. United States 600,000 664,057
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 809,000 896,727
1,560,784
Chemicals 3.3%
g
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 ......... Mexico 800,000 870,624
Anagram, Inc. , Secured Note , 10% , 8/15/26 ................. United States 131,107 126,810
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 1,050,000 1,029,194
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,600,000 1,671,136
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 400,000 485,548
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 878,599
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 307,875
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 .... United States 1,100,000 1,123,942
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 1,200,000 1,261,068
HB Fuller Co. , Senior Note , 4.25% , 10/15/28 ................ United States 800,000 828,000
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 United Kingdom 800,000 EUR 977,793
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 .......... United States 400,000 397,516
Methanex Corp. , Senior Note , 5.125% , 10/15/27 ............. Canada 500,000 540,695
g
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 691,775
g
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625%, 5/01/29 ..................... United States 500,000 501,875
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 300,732
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ..... Switzerland 800,000 887,299
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ....... United States 200,000 215,722
g
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 .... Brazil 100,000 107,134
13,203,337
Commercial Services & Supplies 1.3%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 1,200,000 1,218,132

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 400,000 $ 401,944
g
Nielsen Finance LLC / Nielsen Finance Co. , Senior Bond , 144A,
4.75% , 7/15/31 ..................................... United States 1,200,000 1,204,500
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,300,000 1,262,625
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 1,001,515
5,088,716
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 . United States 1,374,000 1,408,350
Construction & Engineering 0.2%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 305,850
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 516,450
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 200,000 145,335
967,635
Consumer Finance 0.4%
g
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 1,000,000 1,046,855
OneMain Finance Corp. , Senior Note , 4% , 9/15/30 ............ United States 400,000 397,000
1,443,855
Containers & Packaging 1.6%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ...... United States 800,000 795,000
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 6%, 2/15/25 ........................ United States 248,000 256,488
Senior Note , 144A, 5.25%, 8/15/27 ...................... United States 300,000 306,399
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................ United States 1,066,000 1,107,579
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A,
7.25% , 4/15/25 ..................................... United States 1,278,000 1,254,996
g
Owens-Brockway Glass Container, Inc. ,
Senior Note , 144A, 5.875%, 8/15/23 ..................... United States 566,000 611,065
Senior Note , 144A, 6.625%, 5/13/27 ..................... United States 100,000 108,950
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 600,000 596,593
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 139,117
Senior Note , 144A, 5.125%, 12/01/24 .................... United States 809,000 883,307
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 400,000 419,501
6,478,995
Diversified Financial Services 0.4%
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,509,353
Diversified Telecommunication Services 1.2%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 897,462
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 207,790
g
AT&T, Inc. , Senior Bond , 144A, 3.65% , 9/15/59 ............... United States 800,000 812,495
Bell Telephone Co. of Canada or Bell Canada (The) , Senior Bond ,
4.464% , 4/01/48 ..................................... Canada 150,000 186,944

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. ,
g
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 300,000 $ 312,739
Senior Bond, 4.5%, 5/01/32 ............................ United States 1,000,000 1,039,715
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........ Spain 150,000 180,103
TELUS Corp. , Senior Bond , 4.6% , 11/16/48 .................. Canada 150,000 187,307
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 900,000 907,875
4,732,430
Electric Utilities 2.1%
g
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 300,000 324,214
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ............. United States 400,000 404,904
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 .................. United States 1,300,000 1,482,167
g,h
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 1,015,000
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 ............. United States 900,000 977,321
g
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A,
3.5% , 5/04/27 ...................................... China 1,651,000 1,821,044
g
Three Gorges Finance I Cayman Islands Ltd. , Senior Note , 144A,
3.15% , 6/02/26 ..................................... China 1,051,000 1,127,079
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 85,000 123,814
g
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 1,100,000 1,106,875
8,382,418
Electrical Equipment 0.3%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,016,333
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ... United States 900,000 913,005
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .................... United States 800,000 929,587
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 .............. United States 200,000 201,753
2,044,345
Energy Equipment & Services 0.4%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 800,000 785,612
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 . United States 400,000 447,213
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 417,000 434,210
1,667,035
Entertainment 0.5%
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 600,000 603,516
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 341,541
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,228,715
2,173,772
Equity Real Estate Investment Trusts (REITs) 1.9%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 ..... United States 500,000 513,707
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ..................... United States 400,000 396,460
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 ......... United States 300,000 305,456

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 247,000 $ 255,079
Senior Bond, 5%, 10/15/27 ............................ United States 889,000 943,531
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 303,374
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer ,
Senior Secured Note, 144A, 5.875%, 10/01/28 ............. United States 1,000,000 1,067,975
Senior Secured Note, 144A, 4.875%, 5/15/29 .............. United States 300,000 310,710
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ..... United States 800,000 823,500
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 ....... United States 800,000 923,698
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 1,400,000 1,428,609
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 413,500
7,685,599
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ........... Chile 700,000 766,997
Food Products 1.8%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............... United States 1,500,000 1,564,185
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 215,711
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 1,200,000 1,245,900
g
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 400,276
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 1,200,000 1,319,410
g
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 1,100,000 1,171,478
g
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 1,500,000 1,499,400
7,416,360
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 .... United States 300,000 310,044
Health Care Providers & Services 1.6%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ................... United States 150,000 166,583
Centene Corp. ,
g
Senior Note , 144A, 5.375%, 6/01/26 ..................... United States 324,000 338,985
Senior Note , 4.25%, 12/15/27 .......................... United States 300,000 316,500
Senior Note , 4.625%, 12/15/29 ......................... United States 200,000 220,204
Senior Note , 3.375%, 2/15/30 .......................... United States 600,000 628,005
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 839,508
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 748,171
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,235,364
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 330,000 367,192
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 200,000 209,039
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.25% , 6/01/29 United States 1,200,000 1,216,500
6,286,051
Hotels, Restaurants & Leisure 3.1%
g
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 900,000 934,875
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 400,000 424,500
g
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 1,000,000 1,055,000
g
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 400,000 419,500
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 .......... United States 700,000 700,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 200,000 $ 202,315
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ...... United States 1,132,000 1,144,984
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 1,300,000 1,396,103
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 800,000 852,327
MGM Resorts International , Senior Note , 4.75% , 10/15/28 ...... United States 1,000,000 1,064,500
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ..... United Kingdom 200,000 203,292
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 .......... United States 1,800,000 1,889,487
g,h
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 300,000 300,375
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 1,213,224
g
TUI Cruises GmbH , Senior Note , 144A, 6.5% , 5/15/26 ......... Germany 100,000 EUR 123,415
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ........ Macau 600,000 627,378
12,551,275
Household Durables 0.6%
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 ......... United States 1,300,000 1,424,114
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 1,000,000 1,034,700
2,458,814
Household Products 0.8%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 1,100,000 1,115,455
g
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 ... United States 1,300,000 1,303,107
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 297,947
g
Spectrum Brands, Inc. ,
Senior Bond, 144A, 5.5%, 7/15/30 ....................... United States 200,000 216,270
Senior Bond, 144A, 3.875%, 3/15/31 ..................... United States 500,000 493,027
3,425,806
Independent Power and Renewable Electricity Producers 1.5%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 408,020
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 600,000 598,200
Senior Note , 144A, 5.125%, 3/15/28 ..................... United States 200,000 203,783
Senior Note , 144A, 4.625%, 2/01/29 ..................... United States 700,000 690,161
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ........................................... United States 700,000 697,442
g
Colbun SA ,
Senior Note , 144A, 3.95%, 10/11/27 ..................... Chile 800,000 875,316
Senior Note , 144A, 3.15%, 3/06/30 ...................... Chile 300,000 306,595
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,095,782
g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,214,687
6,089,986
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 1,000,000 1,080,294
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ...... China 2,100,000 2,094,687
Internet & Direct Marketing Retail 0.3%
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 ................. China 1,200,000 1,282,269

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 1.2%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 $ 892,503
g
Gartner, Inc. ,
Senior Note , 144A, 4.5%, 7/01/28 ....................... United States 700,000 740,204
Senior Note , 144A, 3.625%, 6/15/29 ..................... United States 200,000 203,250
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,103,938
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,236,912
g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ........................... United States 600,000 610,128
4,786,935
Life Sciences Tools & Services 0.0%
†
g
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 200,000 203,034
Machinery 0.6%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,400,000 1,438,073
g
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 1,100,000 1,160,500
2,598,573
Marine 0.3%
g
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,275,000
Media 2.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,330,525
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 300,000 316,302
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 ...................... United States 400,000 419,522
Senior Note , 144A, 7.5%, 6/01/29 ....................... United States 300,000 310,976
g
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 300,000 308,336
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note , 144A, 6.625%, 8/15/27 ..................... United States 300,000 147,750
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 259,520
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............. United States 100,000 107,500
g
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ...... United States 1,000,000 997,780
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 202,250
g
Nexstar Broadcasting, Inc. , Senior Note , 144A, 4.75% , 11/01/28 .. United States 800,000 823,000
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ........................... United States 1,100,000 1,109,075
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 300,000 306,306
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 800,000 787,000
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 618,750
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 1,321,000 1,351,720
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 100,981
9,497,293
Metals & Mining 1.6%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,209,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 1,000,000 $ 991,270
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ....... Brazil 800,000 885,800
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 1,500,000 1,606,748
g
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 1,059,000 1,102,953
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 600,000
6,395,771
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 100,000 98,735
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,005,954 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 446,180 —
—
Oil, Gas & Consumable Fuels 5.3%
g
Antero Resources Corp. ,
Senior Note , 144A, 8.375%, 7/15/26 ..................... United States 200,000 227,750
Senior Note , 144A, 7.625%, 2/01/29 ..................... United States 200,000 222,260
Apache Corp. ,
Senior Note , 4.625%, 11/15/25 ......................... United States 600,000 649,707
Senior Note , 4.875%, 11/15/27 ......................... United States 500,000 542,197
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 .. Canada 450,000 466,986
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 .......... Canada 500,000 572,358
g
Cheniere Energy Partners LP , Senior Note , 144A, 4% , 3/01/31 ... United States 1,100,000 1,150,875
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 600,000 719,250
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 ................... United States 1,500,000 1,573,125
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 315,482
g
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 500,000 501,255
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 511,520
Energy Transfer LP , Senior Note , 4.05% , 3/15/25 ............. United States 200,000 217,021
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,149,428
g
Senior Note , 144A, 5.625%, 1/15/28 ..................... United States 100,000 105,945
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ..... United Kingdom 909,763 837,262
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 742,875
Senior Note , 144A, 5.75%, 2/01/29 ...................... United States 200,000 208,781
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 307,101 315,930
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,394,630 1,452,347
MPLX LP , Senior Note , 2.65% , 8/15/30 ..................... United States 1,500,000 1,515,305
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 600,000 706,668
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 598,455
Senior Note , 8.875%, 7/15/30 .......................... United States 700,000 937,086
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 1,400,000 1,473,500
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30 United States 1,600,000 1,848,382

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6%, 4/15/27 ............................. United States 500,000 $ 524,563
g
Senior Note , 144A, 4.5%, 5/15/29 ....................... United States 1,200,000 1,224,624
21,310,937
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 735,000
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 400,000 396,648
1,131,648
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 822,840
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 600,000 579,675
1,402,515
Pharmaceuticals 1.8%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 280,890
Senior Note , 144A, 5%, 2/15/29 ........................ United States 200,000 186,754
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 1,000,000 1,024,750
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 1,019,489
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 652,000 665,865
Senior Note , 144A, 6%, 6/30/28 ........................ United States 659,000 445,253
g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,200,000 1,245,660
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 600,000 618,870
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,100,000 1,123,155
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 184,000 188,354
g
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 500,000 504,427
7,303,467
Real Estate Management & Development 0.9%
g
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 787,111
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 800,000 847,088
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ....... United States 500,000 505,150
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 United States 1,000,000 1,063,630
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 236,940
3,439,919
Road & Rail 0.8%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 .................... United States 550,000 649,004
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,500,000 2,065,530
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 522,500
3,237,034
Semiconductors & Semiconductor Equipment 0.0%
†
Maxim Integrated Products, Inc. , Senior Note , 3.375% , 3/15/23 .. United States 100,000 104,241
Software 0.3%
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 200,000 212,375

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ....... United States 1,100,000 $ 1,093,026
1,305,401
Specialty Retail 1.3%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 200,000 236,804
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 500,000 560,120
g
Senior Note , 144A, 6.625%, 10/01/30 .................... United States 200,000 231,750
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 500,000 536,247
Senior Note , 144A, 3.875%, 6/01/29 ..................... United States 700,000 726,460
g
Magic Mergeco , Inc. ,
Senior Note , 144A, 7.875%, 5/01/29 ..................... United States 600,000 619,500
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 308,154
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 1,200,000 1,217,490
Party City Holdings, Inc. , Senior Secured Note , 5.75% , 7/15/25 .. United States 236,150 224,638
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 400,000
5,061,163
Thrifts & Mortgage Finance 0.8%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 300,375
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 800,000 849,000
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 1,200,000 1,266,558
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% ,
11/15/25 .......................................... United States 900,000 934,619
3,350,552
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................ United States 1,200,000 1,266,944
BAT Capital Corp. , Senior Bond , 4.54% , 8/15/47 .............. United Kingdom 50,000 53,270
1,320,214
Trading Companies & Distributors 0.7%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% ,
12/15/28 .......................................... United States 1,200,000 1,182,300
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 ......... United States 1,000,000 1,055,470
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 ... United States 500,000 557,592
2,795,362
Wireless Telecommunication Services 1.0%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 Bermuda 165,262 137,897
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 .. United States 800,000 899,572
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........ United States 405,000 429,300
Sprint Corp. , Senior Note , 7.875% , 9/15/23 ................. United States 405,000 460,617
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 500,000 499,800
Senior Secured Note, 3.875%, 4/15/30 ................... United States 1,300,000 1,457,625
3,884,811
Total Corporate Bonds (Cost $208,058,924) .....................................
212,197,919

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-20
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests 1.4%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 448,713 $ 437,776
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 241,244 235,363
673,139
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 728,467 718,717
Entertainment 0.2%
Diamond Sports Group LLC , Term Loan , 3.36% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 447,149 272,763
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.86% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 775,031 762,681
1,035,444
a a a a a a
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 788,391 772,048
Media 0.4%
Cengage Learning, Inc. ,
2016 Refinancing Term Loan, 5.25%, (1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25%), 6/07/23 ............. United States 745,452 747,584
h,k
Term Loan, B, TBD, 6/01/28 ............................ United States 747,414 749,286
1,496,870
a a a a a a
Personal Products 0.2%
Coty, Inc. , USD Term Loan, B , 2.331% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 860,755 830,538
Total Senior Floating Rate Interests (Cost $5,587,520) ...........................
5,526,756
l
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
b
Lending Club - LCX PM, 10.19% - 20.49%, 10/08/23 - 2/03/26 .... United States 165,451 155,047
b
Lending Club - LCX, 7.56% - 25.65%, 9/26/22 - 2/28/25 ......... United States 671,643 607,530
762,577
a a a a a a
Total Marketplace Loans (Cost $813,345) .......................................
762,577
m
Loan Participations and Assignments 0.4%
g
Russian Railways Via RZD Capital plc, Senior Note , Reg S, 5.7%,
4/05/22 ........................................... Russia 1,500,000 1,557,548
Total Loan Participations and Assignments (Cost $1,524,980) ....................
1,557,548
Foreign Government and Agency Securities 13.8%
g
African Export-Import Bank (The), Senior Note , 144A, 3.994%,
9/21/29 ........................................... Supranational
n
2,000,000 2,109,606
g
Angola Government Bond, Senior Note , 144A, 8.25%, 5/09/28 ... Angola 2,700,000 2,825,307
g
Banque Centrale de Tunisie , Senior Note, Reg S, 5.625%, 2/17/24 Tunisia 2,300,000 EUR 2,550,443

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-21
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
g
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5%,
7/27/27 ........................................... Supranational
n
1,200,000 $ 1,338,763
g
Belarus Government Bond ,
Senior Note , 144A, 7.625%, 6/29/27 ..................... Belarus 1,200,000 1,174,200
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 1,200,000 1,046,340
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,489,362
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,693,026
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 500,000 546,730
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,900,000 2,025,305
g
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 81,500,000 DOP 1,508,016
Ecopetrol SA, Senior Bond, 4.125%, 1/16/25 ................. Colombia 800,000 843,984
f,g
Electricite de France SA, Junior Sub. Bond, 144A, 5.25% to 1/29/23,
FRN thereafter, Perpetual ............................. France 2,425,000 2,546,905
Equinor ASA, Senior Note , 2.375%, 5/22/30 ................. Norway 700,000 722,399
g
Export-Import Bank of India, Senior Note , 144A, 3.875%, 2/01/28 . India 1,655,000 1,794,746
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 837,538 894,443
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 1,600,000 1,616,057
g
Indonesia Asahan Aluminium Persero PT, Senior Note , 144A,
5.45%, 5/15/30 ..................................... Indonesia 1,400,000 1,629,432
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 ............................... Indonesia 19,648,000,000 IDR 1,482,096
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 1,020,633
g
Senior Note , 144A, 3.85%, 7/18/27 ...................... Indonesia 2,200,000 2,455,598
FR64, 6.125%, 5/15/28 ............................... Indonesia 9,500,000,000 IDR 656,155
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 700,000 812,223
g
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 2,362,500 2,293,054
g
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 1,000,000 1,122,860
g
Kazakhstan Government Bond, Senior Bond, 144A, 4.875%,
10/14/44 .......................................... Kazakhstan 1,800,000 2,264,760
Mexico Government Bond ,
Senior Note , 4.15%, 3/28/27 ........................... Mexico 2,900,000 3,282,350
Senior Note , 3.75%, 1/11/28 ........................... Mexico 500,000 545,438
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 600,000 688,500
Peru Government Bond, Senior Bond, 6.55%, 3/14/37 .......... Peru 800,000 1,104,444
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 700,000 676,900
g
Russia Government Bond ,
Senior Note , Reg S, 4.75%, 5/27/26 ..................... Russia 1,200,000 1,365,167
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 600,000 771,753
South Africa Government Bond, Senior Bond, 5.875%, 6/22/30 ... South Africa 700,000 800,317
Turkey Government Bond, Senior Bond, 4.875%, 10/09/26 ...... Turkey 800,000 785,030
g
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 200,000 210,516
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 369,000 398,414
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 369,000 403,516
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 500,000 527,065
o
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, Zero Cpn .,
5/31/40 ........................................... Ukraine 978,000 1,162,832
p
Uruguay Government Bond ,
Index Linked, Senior Bond, 4.375%, 12/15/28 ............... Uruguay 5,373,145 UYU 146,731
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 89,675,136 UYU 2,322,016
Total Foreign Government and Agency Securities (Cost $54,527,481) ..............
55,653,432

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-22
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.1%
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 3,000,000 $ 3,017,992
p
0.375%, 7/15/25 ..................................... United States 3,200,000 3,958,121
1.125%, 2/28/27 ..................................... United States 5,500,000 5,540,606
Total U.S. Government and Agency Securities (Cost $12,109,823) .................
12,516,719
Asset-Backed Securities 7.3%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 97,050 103,069
Consumer Finance 0.4%
q
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.451% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 1,494,000 1,501,465
Diversified Financial Services 6.9%
g,q
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.838% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 1,455,000 1,437,263
g,q
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.338% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 700,000 692,432
g,q
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.605%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 510,000 510,517
2012-2A, CR2, 144A, FRN, 2.155%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 270,000 267,997
2018-1A, D, 144A, FRN, 3.236%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 1,000,000 957,524
g,q
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 600,000 EUR 713,056
g,q
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.688% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 460,000 458,718
g,q
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.284% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,408,860 1,412,453
g,q
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.084% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 ........ United States 300,000 288,845
g,q
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.384% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 1,213,000 1,192,258
g,q
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 1.641% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 .......................... United States 1,500,000 1,498,016
g
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 400,839 407,691
g,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.528%, 1/15/45 ................ United States 510,808 511,166
2019-52, PT, 144A, FRN, 16.061%, 1/15/45 ................ United States 543,480 548,262
2019-S8, PT, 144A, FRN, 8.792%, 1/15/45 ................. United States 371,297 365,673
2020-2, PT, 144A, FRN, 16.339%, 3/15/45 ................. United States 509,480 511,416
2020-7, PT, 144A, FRN, 15.608%, 4/17/45 ................. United States 304,996 302,603

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-23
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,q
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.184% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 863,000 $ 864,526
g,q
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.034% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 300,000 298,433
g,q
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.134% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 250,000 249,681
g,q
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 1.956% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 400,000 399,997
g,q
LCM 26 Ltd. , 26A , B , 144A, FRN , 1.588% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 ...................................... United States 250,000 249,375
g,q
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.784%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 350,356
17A, CRR, 144A, FRN, 2.284%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 319,219
g,q
LCM XVIII LP , 18A , DR , 144A, FRN , 2.988% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 770,000 733,360
g,q
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 400,000 EUR 475,738
g,q
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 1.504% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 ........................... United States 1,500,000 1,500,374
g,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 1,094,491 1,142,967
g,q
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.691% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 2,182,000 2,181,970
g,q
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
1.976% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 ............ United States 250,000 250,495
g,q
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.154% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 500,000 499,877
g,q
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.026% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 400,000 397,549
g,q
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.138% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 1,000,000 974,984
g,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 333,023 329,450
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 367,109 360,843
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 103,174 103,681
g,q
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.384% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 1,300,000 1,297,602
g,r
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.198% , 2/15/26 .................................... United States 289,594 292,415
g,q
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 2.026%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 769,542
2014-1A, CR2, 144A, FRN, 2.99%, (3-month USD LIBOR + 2.8%),
4/18/31 ........................................... United States 1,000,000 967,138
2015-2A, BR, 144A, FRN, 1.673%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 820,000 820,204
27,905,666
a a a a a a
Total Asset-Backed Securities (Cost $29,489,136) ...............................
29,510,200

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-24
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities 0.0%
Diversified Financial Services 0.0%
†
r
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 186,216 $ 167,641
Total Commercial Mortgage-Backed Securities (Cost $179,606) ...................
167,641
Mortgage-Backed Securities 2.8%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 5,049 5,035
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 114 115
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 129,653 146,918
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 82,193 93,098
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 68,695 79,169
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 10,737 12,098
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,298 1,484
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 144 169
333,051
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.331%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 45,216 46,213
Federal National Mortgage Association (FNMA) Fixed Rate 2.5%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 1,464 1,527
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 25,824 28,578
FNMA, 30 Year, 3%, 9/01/48 - 4/01/51 ...................... United States 2,715,225 2,856,296
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 2,327,504 2,555,197
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 77,444 89,421
t
FNMA, Single-family, 15 Year, 2%, 7/25/36 .................. United States 1,001,000 1,032,535
t
FNMA, Single-family, 30 Year, 2%, 7/25/51 .................. United States 1,136,000 1,147,094
t
FNMA, Single-family, 30 Year, 2.5%, 7/25/51 ................. United States 2,228,000 2,304,587
10,015,235
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 113,957 131,035
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 6/15/32 ......... United States 11,470 11,563
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 986 1,140
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,947 2,007
t
GNMA II, Single-family, 30 Year, 2%, 7/15/51 ................. United States 447,000 455,276
t
GNMA II, Single-family, 30 Year, 2.5%, 7/15/51 ............... United States 439,000 454,331
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 31,584 35,611
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 47,248 55,332
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 19,645 23,215
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 6,970 7,947
1,177,457
Total Mortgage-Backed Securities (Cost $11,311,117) ............................
11,576,991
Municipal Bonds 1.0%
California 0.1%
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 210,000 223,028
Illinois 0.2%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ...................
United States 695,000 817,771

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-25
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 345,000 $ 394,419
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ...............
United States 670,000 761,677
1,156,096
New York 0.2%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 535,000 625,512
New York State Dormitory Authority, State University of New York,
Revenue, 2019 B, Refunding, 3.142%, 7/01/43 .............. United States 305,000 315,739
941,251
Ohio 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019 G, Refunding, 3.276%, 1/01/42 ............. United States 190,000 206,360
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 535,000 561,418
Texas 0.0%
†
Texas State University System, Revenue, 2019 B, Refunding,
3.289%, 3/15/40 ..................................... United States 190,000 197,755
Total Municipal Bonds (Cost $3,716,460) .......................................
4,103,679
Residential Mortgage-Backed Securities 8.3%
Capital Markets 0.0%
†
q
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.852% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 421 422
Diversified Financial Services 0.8%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 406,188 416,907
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 626,128 653,932
g,r
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 312,269 317,087
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 535,545 544,489
g,r
J.P. Morgan Mortgage Trust , 2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 United States 974,890 999,958
g,r
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 265,607 268,874
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 96,156 96,446
3,297,693
a a a a a a
Thrifts & Mortgage Finance 7.5%
q
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.341%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 1,078,516 1,108,845
2014-DN2, M3, FRN, 3.692%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,508,836 1,532,958
2014-DN3, M3, FRN, 4.092%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 69,720 71,186
2014-DN4, M3, FRN, 4.642%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 445,668 454,063
2014-HQ1, M3, FRN, 4.192%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 67,281 68,082

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-26
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-HQ3, M3, FRN, 4.841%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 108,989 $ 109,889
2015-DNA1, M3, FRN, 3.391%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 133,756 135,683
2015-DNA3, M3, FRN, 4.791%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,565,336 1,621,671
2015-HQA1, M3, FRN, 4.791%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 1,311,902 1,355,034
2016-DNA2, M3, FRN, 4.741%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 1,142,378 1,194,438
2017-DNA1, M2, FRN, 3.341%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 932,397 966,910
2017-DNA2, M2, FRN, 3.542%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 1,340,000 1,401,455
2017-DNA3, M2, FRN, 2.591%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 2,920,000 2,988,319
2017-HQA1, M2, FRN, 3.642%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 987,016 1,022,231
2017-HQA2, M2, FRN, 2.742%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 236,872 241,296
q
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.342%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 150,820 157,887
2014-C01, M2, FRN, 4.492%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 250,007 258,709
2014-C02, 1M2, FRN, 2.692%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 761,522 766,608
2014-C02, 2M2, FRN, 2.692%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 314,272 317,661
2014-C03, 1M2, FRN, 3.092%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,487,455 1,500,099
2014-C03, 2M2, FRN, 2.991%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 55,747 56,354
2015-C01, 1M2, FRN, 4.391%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 384,997 394,486
2015-C01, 2M2, FRN, 4.642%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 51,116 51,428
2015-C02, 1M2, FRN, 4.092%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 900,151 919,868
2015-C02, 2M2, FRN, 4.092%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 186,397 188,793
2015-C03, 1M2, FRN, 5.092%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,282,605 1,321,058
2015-C03, 2M2, FRN, 5.092%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 282,496 286,452
2016-C02, 1M2, FRN, 6.091%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 416,997 440,500
2016-C04, 1M2, FRN, 4.341%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 1,407,118 1,470,133
2016-C05, 2M2, FRN, 4.542%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 863,707 905,173
2016-C06, 1M2, FRN, 4.341%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 320,756 333,770
2016-C07, 2M2, FRN, 4.442%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 638,644 670,100

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-27
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FNMA Connecticut Avenue Securities, (continued)
2017-C01, 1M2, FRN, 3.642%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 1,272,593 $ 1,322,431
2017-C03, 1M2, FRN, 3.092%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,424,492 2,502,382
2017-C04, 2M2, FRN, 2.941%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 534,516 548,322
2017-C05, 1M2, FRN, 2.292%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,551,025 1,577,379
30,261,653
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $35,087,692) .................
33,559,768
Shares
Escrows and Litigation Trusts 0.0%
†
a
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 6,075
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
Total Escrows and Litigation Trusts (Cost $243,000) .............................
6,075
Total Long Term Investments (Cost $399,398,758) ...............................
398,558,103
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 0.9%, Pay Floating 3-month USD LIBOR,
Counterparty CITI, Expires 9/16/21 ....................... 1 21,500,000 61,778
Total Options Purchased (Cost $113,413) .......................................
61,778
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
d,u
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,598,814 8,598,814
Total Money Market Funds (Cost $8,598,814) ...................................
8,598,814
Total Short Term Investments (Cost $8,598,814 ) .................................
8,598,814
a
Total Investments (Cost $408,110,985) 100.8% ..................................
$407,218,695
Options Written (0.0)%
†
......................................................
(30,009)
Other Assets, less Liabilities (0.8)% ...........................................
(3,567,947)
Net Assets 100.0% ...........................................................
$403,620,739

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-28
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a
v
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.39%,
Counterparty CITI, Expires 9/16/21 ....................... 1 (21,500,000) $ (30,009)
(30,009)
Total Options Written (Premiums received $111,263) .............................
$ (30,009)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $217,273,379, representing 53.8% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 1(h) regarding senior floating rate interests.
j
The coupon rate shown represents the rate at period end.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
See Note 1(i) regarding Marketplace Lending.
m
See Note 1(e) regarding loan participations and assignments.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
p
Principal amount of security is adjusted for inflation. See Note 1(l).
q
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
u
The rate shown is the annualized seven-day effective yield at period end.
v
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-29
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 48 $ 6,360,000 9/21/21 $ (37,566)
U.S. Treasury 10 Year Ultra Notes ................ Short 31 4,563,297 9/21/21 (58,959)
U.S. Treasury 2 Year Notes ..................... Long 82 18,066,266 9/30/21 (30,850)
U.S. Treasury 5 Year Notes ..................... Long 145 17,897,305 9/30/21 (56,299)
U.S. Treasury Long Bonds ..................... Short 83 13,342,250 9/21/21 (293,301)
Total Futures Contracts ...................................................................... $(476,975)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-30
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
At June 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... CITI Buy 112,185,200 1,022,224 7/12/21 $ — $ (12,233)
Japanese Yen ...... CITI Sell 112,185,200 1,038,553 7/12/21 28,563 —
Euro ............. JPHQ Sell 3,960,000 4,796,254 7/19/21 98,481 —
Canadian Dollar .... JPHQ Sell 1,650,000 1,348,895 8/09/21 18,055 —
Chinese Yuan ...... JPHQ Buy 6,500,000 988,909 8/17/21 12,681 —
Turkish Lira ........ JPHQ Buy 5,800,000 649,133 9/07/21 — (5,394)
Euro ............. JPHQ Sell 450,000 549,392 9/13/21 14,916 —
Mexican Peso ...... JPHQ Buy 29,300,000 1,441,351 9/21/21 12,839 —
Australian Dollar .... JPHQ Buy 1,200,000 909,750 9/27/21 — (9,654)
South Korean Won .. JPHQ Buy 1,050,000,000 925,583 9/27/21 3,335 —
Total Forward Exchange Contracts ................................................... $188,870 $(27,281)
Net unrealized appreciation (depreciation) ............................................ $161,589
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.33 . 1.00% Quarterly 6/20/25 2,150,000 $ (11,547) $ (65,805) $ 54,258
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(11,547) $(65,805) $54,258
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 20,000 EUR 1,046 400 646 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 60,000 EUR 3,140 1,047 2,093 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 660,000 EUR 34,280 697 33,583 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 800,000 13,721 (25,280) 39,001 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 200,000 2,672 (1,823) 4,495 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 800,000 (74,311) (111,886) 37,575 B-
Macy's, Inc. ... 1.00% Quarterly JPHQ 12/20/25 800,000 (52,214) (133,270) 81,056 B
Nordstrom, Inc. . 1.00% Quarterly BNDP 6/20/26 500,000 (27,632) (32,324) 4,692 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 500,000 (27,632) (24,805) (2,827) BB+

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-31
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Single Name (continued)
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 800,000 $ 60,587 $ (21,312) $ 81,899 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 99,000 6,753 (185) 6,938 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 1,000,000 (242,000) (203,356) (38,644)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Palm Beach,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 800,000 953 — 953
Non-
Investment
Grade
(e)
Citibank
Bespoke
Palm Beach,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 1,100,000 1,347 — 1,347
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 27,142 11,357 15,785
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 850,000 (409) — (409)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 850,000 104 — 104
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(272,453) $(540,740) $268,287
Total Credit Default Swap Contracts .................................... $(284,000) $ (606,545) $322,545
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-32
At June 30, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 1(d).
At June 30, 2021, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 $ 3,700,000 $ 207,303 $ — $ 207,303
Total Inflation Index Swap Contracts .................................. $207,303 $— $207,303
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 9/20/21 410,000 $ 6,836
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 12/20/21 890,000 3,199
Total Return Swap Contracts .................................................................... $10,035
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Note 11 regarding other derivative information.
See Abbreviations on page FSI- 55 .

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
FSI-33
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $367,869,350
Cost - Non-controlled affiliates (Note 3e) ........................................................ 40,241,635
Value - Unaffiliated issuers .................................................................. $371,496,329
Value - Non-controlled affiliates (Note 3e) ....................................................... 35,722,366
Cash .................................................................................... 278,039
Receivables:
Investment securities sold ................................................................... 485,961
Capital shares sold ........................................................................ 461,890
Dividends and interest ..................................................................... 3,630,293
Deposits with brokers for:
OTC derivative contracts .................................................................. 510,000
Futures contracts ........................................................................ 343,857
Centrally cleared swap contracts ............................................................ 690,801
OTC swap contracts (upfront payments $14,049) ................................................... 13,501
Unrealized appreciation on OTC forward exchange contracts .......................................... 188,870
Unrealized appreciation on OTC swap contracts .................................................... 320,202
Deferred tax benefit (Note 1f) .................................................................. 309,566
Total assets .......................................................................... 414,451,675
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,373,005
Capital shares redeemed ................................................................... 152,810
Management fees ......................................................................... 194,376
Distribution fees .......................................................................... 34,307
Variation margin on futures contracts ........................................................... 67,292
Variation margin on centrally cleared swap contracts ............................................... 146,724
OTC swap contracts (upfront receipts $620,817) ................................................... 554,241
Unrealized depreciation on OTC swap contracts .................................................... 41,880
Options written, at value (premiums received $111,263) .............................................. 30,009
Unrealized depreciation on OTC forward exchange contracts .......................................... 27,281
Deferred tax ............................................................................... 23,810
Accrued expenses and other liabilities ........................................................... 185,201
Total liabilities ......................................................................... 10,830,936
Net assets, at value ................................................................. $403,620,739
Net assets consist of:
Paid-in capital ............................................................................. $446,227,919
Total distributable earnings (losses) ............................................................. (42,607,180)
Net assets, at value ................................................................. $403,620,739

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-34
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $257,474,547
Shares outstanding ........................................................................ 24,328,970
Net asset value and maximum offering price per share ............................................. $10.58
Class 2:
Net assets, at value ....................................................................... $92,522,732
Shares outstanding ........................................................................ 9,073,338
Net asset value and maximum offering price per share ............................................. $10.20
Class 4:
Net assets, at value ....................................................................... $53,623,460
Shares outstanding ........................................................................ 5,103,923
Net asset value and maximum offering price per share ............................................. $10.51

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Consolidated Statement of Operations*
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
FSI-35
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $33,504
Non-controlled affiliates (Note 3e) ............................................................. 344,564
Interest: (net of foreign taxes of $34,129)
Unaffiliated issuers ........................................................................ 7,987,375
Income from securities loaned:
Non-controlled affiliates (Note 3e) ............................................................. 2
Total investment income ................................................................... 8,365,445
Expenses:
Management fees (Note 3a) ................................................................... 1,265,250
Distribution fees: (Note 3c)
    Class 2 ................................................................................ 119,829
    Class 4 ................................................................................ 92,742
Custodian fees (Note 4) ...................................................................... 3,744
Reports to shareholders ...................................................................... 67,544
Registration and filing fees .................................................................... 1,129
Professional fees ........................................................................... 49,707
Trustees' fees and expenses .................................................................. 1,616
Marketplace lending fees (Note 1i) .............................................................. 92,054
Other .................................................................................... 53,730
Total expenses ......................................................................... 1,747,345
Expense reductions (Note 4) ............................................................... (1,286)
Expenses waived/paid by affiliates (Note 3e) ................................................... (58,236)
Net expenses ......................................................................... 1,687,823
Net investment income ................................................................ 6,677,622
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $24,097)
Unaffiliated issuers ...................................................................... 2,467,700
Foreign currency transactions ................................................................ (68,678)
Forward exchange contracts ................................................................. (686,890)
Futures contracts ......................................................................... (54,995)
TBA sale commitments ..................................................................... 6,196
Swap contracts ........................................................................... 526,073
Net realized gain (loss) .................................................................. 2,189,406
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,088,301)
Non-controlled affiliates (Note 3e) ........................................................... 943,973
Translation of other assets and liabilities denominated in foreign currencies .............................. (162,089)
Written options ........................................................................... 81,254
Forward exchange contracts ................................................................. 453,743
Futures contracts ......................................................................... (511,939)
Swap contracts ........................................................................... 458,301
Change in deferred tax benefit (Note 1f) ........................................................ 172,344
Change in deferred taxes on unrealized appreciation ............................................... 30,451
Net change in unrealized appreciation (depreciation) ............................................ (1,622,263)
Net realized and unrealized gain (loss) ............................................................ 567,143
Net increase (decrease) in net assets resulting from operations .......................................... $7,244,765
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-36
Franklin Strategic Income VIP Fund
Six Months Ended
June 30, 2021*
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,677,622 $13,770,916
Net realized gain (loss) ................................................. 2,189,406 (11,417,686)
Net change in unrealized appreciation (depreciation) ........................... (1,622,263) 10,293,646
Net increase (decrease) in net assets resulting from operations ................ 7,244,765 12,646,876
Distributions to shareholders:
Class 1 ............................................................. (8,780,267) (13,266,507)
Class 2 ............................................................. (3,050,922) (4,661,916)
Class 4 ............................................................. (1,678,261) (2,304,505)
Total distributions to shareholders .......................................... (13,509,450) (20,232,928)
Capital share transactions: (Note 2)
Class 1 ............................................................. 110,954 (18,953,107)
Class 2 ............................................................. (6,789,972) 7,309,317
Class 4 ............................................................. 2,687,974 (1,743,816)
Total capital share transactions ............................................ (3,991,044) (13,387,606)
Net increase (decrease) in net assets ................................... (10,255,729) (20,973,658)
Net assets:
Beginning of period ..................................................... 413,876,468 434,850,126
End of period .......................................................... $403,620,739 $413,876,468
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).

Franklin Templeton Variable Insurance Products Trust
FSI-37
Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
Franklin Strategic Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Strategic Income VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 78.2% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-38
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as "market level fair value"). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and
collateral has been pledged and/or received for open TBA
trades.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-39
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-40
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.
The Fund entered into OTC cross currency swap contracts
primarily to manage and/or gain exposure to certain
foreign currencies. A cross currency swap is an agreement
between the Fund and a counterparty to exchange cash
flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The
notional amounts are typically determined based on the
spot exchange rates at the opening of the contract. Cross
currency swaps may require the exchange of notional
amounts at the opening and/or closing of the contract. Over
the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded
as unrealized depreciation and appreciation until the
payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the cross currency swap contract
and prevailing market conditions (interest rate spreads and
other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to interest risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate and credit
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-41
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 other derivative information.
e. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
f. Investments in FT Holdings Corporation III (FT
Subsidiary)
Prior to April 27, 2021, the Fund invested in FT Subsidiary.
FT Subsidiary is a Delaware Corporation, was a wholly-
owned subsidiary of the Fund, and was able to invest in
certain financial instruments consistent with the investment objective of the Fund. In December 2020, FT Subsidiary’s
sole investment, Turtle Bay Resort, liquidated and paid
a final distribution. FT Subsidiary, which is a tax paying
entity, recognized a realized loss on its Turtle Bay Resort
investment. An estimated deferred tax asset based on such
realized loss was recorded. The estimated benefit was
calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax filings are
completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets and liabilities to the Fund (including the deferred tax asset).
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
g. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-42
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Consolidated Statement of Operations. The Fund, as
an investor in a loan, would be entitled to receive payment
only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Fund may invest are
unsecured.
j. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Consolidated Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2021, the Fund had no
securities on loan.
k. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
1. Organization and Significant Accounting Policies
(continued)
h. Senior Floating Rate Interests
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-43
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
on its technical merits. As of June 30, 2021, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
l. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
m. Accounting Estimates
The preparation of consolidated financial statements in
accordance with U.S. GAAP requires management to make
estimates and assumptions that affect the reported amounts
of assets and liabilities at the date of the consolidated
financial statements and the amounts of income and
expenses during the reporting period. Actual results could
differ from those estimates.
n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
k. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-44
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 610,224 $6,559,778 1,267,496 $13,449,214
Shares issued in reinvestment of distributions .......... 830,678 8,780,267 1,318,738 13,266,507
Shares redeemed ............................... (1,413,937) (15,229,091) (4,401,405) (45,668,828)
Net increase (decrease) .......................... 26,965 $110,954 (1,815,171) $(18,953,107)
Class 2 Shares:
Shares sold ................................... 998,168 $10,336,606 2,449,602 $24,706,622
Shares issued in reinvestment of distributions .......... 299,697 3,050,922 480,115 4,661,916
Shares redeemed ............................... (1,946,329) (20,177,500) (2,205,780) (22,059,221)
Net increase (decrease) .......................... (648,464) $(6,789,972) 723,937 $7,309,317
Class 4 Shares:
Shares sold ................................... 493,438 $5,253,002 667,460 $6,966,802
Shares issued in reinvestment of distributions .......... 159,987 1,678,261 230,681 2,304,505
Shares redeemed ............................... (398,271) (4,243,289) (1,079,161) (11,015,123)
Net increase (decrease) .......................... 255,154 $2,687,974 (181,020) $(1,743,816)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-45
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-46
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
f. Other Affiliated Transactions
On March 5, 2021, the Fund completed a non-taxable exchange of securities with a value of $17,697,927 (which included
$2,872,749 of net unrealized depreciation) for 2,301,421 shares (each then valued at $7.69 per share) of Franklin Floating
Rate Income Fund, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $8,481,652 $17,697,927 $— $— $943,973 $27,123,552 3,420,372 $344,223
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $12,853,316 $62,205,445 $(66,459,947) $— $— $8,598,814 8,598,814 $341
Total Non-Controlled Affiliates $21,334,968 $79,903,372 $(66,459,947) $ — $ 943,973 $35,722,366 $ 344,564
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $3,276,000 $(3,276,000) $ — $ — $— — $2
Total Affiliated Securities .... $21,334,968 $83,179,372 $(69,735,947) $— $943,973 $35,722,366 $344,566
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,303,755
Long term ................................................................................ 49,881,582
Total capital loss carryforwards ............................................................... $52,185,337
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-47
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps and investments in FT Subsidiary.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$135,707,171 and $146,025,980, respectively. Purchases and sales of investments exclude in-kind transactions of
$17,697,927. See Note 3f.
7. Credit Risk
At June 30, 2021, the Fund had 43.2% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $409,103,189
Unrealized appreciation ........................................................................ $14,327,582
Unrealized depreciation ........................................................................ (16,624,137)
Net unrealized appreciation (depreciation) .......................................................... $(2,296,555)
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-48
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
10. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309 K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041 K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 61,778
a
Options written, at value $ 30,009
Variation margin on futures
contracts
— Variation margin on futures
contracts
476,975
b
Variation margin on centrally
cleared swap contracts
207,303
c
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
188,870 Unrealized depreciation on OTC
forward exchange contracts
27,281
Credit contracts ............
Variation margin on centrally
cleared swap contracts
54,258
c
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
13,501 OTC swap contracts (upfront
receipts)
554,241
Unrealized appreciation on OTC
swap contracts
320,202 Unrealized depreciation on OTC
swap contracts
41,880
Value recovery instruments ...
Investments in securities, at value 1,162,832
d
Investments in securities, at value —
Total .................... $2,008,744 $1,130,386
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
d
VRI are included in investments in securities, at value in the Statement of Assets and Liabilities.
9. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-49
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $— Investments $(51,635)
a
Written options — Written options 81,254
Futures contracts (54,995) Futures contracts (511,939)
Swap contracts 73,908 Swap contracts 141,561
Foreign exchange contracts .....
Swap contracts (20,726) Swap contracts 30,316
Forward exchange contracts (686,890) Forward exchange contracts 453,743
Credit contracts ...............
Swap contracts 472,891 Swap contracts 286,424
Value recovery instruments Investments — Investments $151,683
a
Total ....................... $(215,812) $581,407
a
Purchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ......................... $60,650,869
Swap Contracts .......................... 20,436,645
Forward exchange contracts ................. 20,396,663
VRI .................................... 1,070,275
Options ................................. 12,285,714
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-50
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2021, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income VIP Fund
Derivatives
Forward exchange contracts ............................. $ 188,870 $ 27,281
Options purchased ..................................... 61,778 —
Options written ........................................ — 30,009
Swap contracts ....................................... 333,703 596,121
Total ............................................. $584,351 $653,411
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $4,692 $(4,692) $— $— $—
BOFA .................... 1,046 — — — 1,046
BZWS ................... 81,899 (21,312) — — 60,587
CITI ..................... 196,359 (196,359) — — —
FBCO ................... 6,938 (185) — — 6,753
GSCO ................... 4,495 (1,823) — — 2,672
JPHQ ................... 244,503 (175,950) — — 68,553
MSCO ................... 44,419 (409) — — 44,010
Total ................... $584,351 $(400,730) $ — $— $183,621
$ 1
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-51
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page FSI- 55 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended June 30, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $32,324 $(4,692) $— $— $27,632
BOFA .................... — — — — —
BZWS ................... 21,312 (21,312) — — —
CITI ..................... 421,408 (196,359) — (225,049) —
FBCO ................... 185 (185) — — —
GSCO ................... 1,823 (1,823) — — —
JPHQ ................... 175,950 (175,950) — — —
MSCO ................... 409 (409) — — —
Total ................... $653,411 $(400,730) $— $(225,049) $27,632
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-52
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 251,051 $ — $ — $ 251,051
Machinery ............................ — 586,412 — 586,412
Media ............................... 280,704 — 3,556 284,260
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 1,745 — 1,710 3,455
Specialty Retail ........................ 157,030 — — 157,030
Management Investment Companies ......... 30,113,802 — — 30,113,802
Warrants :
Oil, Gas & Consumable Fuels ............. — — 528 528
Paper & Forest Products ................. 1,616 — — 1,616
Convertible Bonds ....................... — 20,644 — 20,644
Corporate Bonds :
Aerospace & Defense ................... — 2,286,524 — 2,286,524
Air Freight & Logistics ................... — 2,380,010 — 2,380,010
Airlines .............................. — 2,903,119 — 2,903,119
Auto Components ...................... — 5,090,335 — 5,090,335
Banks ............................... — 10,516,853 — 10,516,853
Beverages ........................... — 2,894,025 — 2,894,025
Biotechnology ......................... — 760,817 — 760,817
Building Products ...................... — 1,738,091 — 1,738,091
Capital Markets ........................ — 1,560,784 — 1,560,784
Chemicals ........................... — 13,203,337 — 13,203,337
Commercial Services & Supplies ........... — 5,088,716 — 5,088,716
Communications Equipment .............. — 1,408,350 — 1,408,350
Construction & Engineering ............... — 967,635 — 967,635
Consumer Finance ..................... — 1,443,855 — 1,443,855
Containers & Packaging ................. — 6,478,995 — 6,478,995
Diversified Financial Services ............. — 1,509,353 — 1,509,353
Diversified Telecommunication Services ..... — 4,732,430 — 4,732,430
Electric Utilities ........................ — 8,382,418 — 8,382,418
Electrical Equipment .................... — 1,016,333 — 1,016,333
Electronic Equipment, Instruments &
Components ........................ — 2,044,345 — 2,044,345
Energy Equipment & Services ............. — 1,667,035 — 1,667,035
Entertainment ......................... — 2,173,772 — 2,173,772

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-53
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Equity Real Estate Investment Trusts (REITs) . $ — $ 7,685,599 $ — $ 7,685,599
Food & Staples Retailing ................. — 766,997 — 766,997
Food Products ........................ — 7,416,360 — 7,416,360
Gas Utilities .......................... — 310,044 — 310,044
Health Care Providers & Services .......... — 6,286,051 — 6,286,051
Hotels, Restaurants & Leisure ............. — 12,551,275 — 12,551,275
Household Durables .................... — 2,458,814 — 2,458,814
Household Products .................... — 3,425,806 — 3,425,806
Independent Power and Renewable Electricity
Producers .......................... — 6,089,986 — 6,089,986
Insurance ............................ — 1,080,294 — 1,080,294
Interactive Media & Services .............. — 2,094,687 — 2,094,687
Internet & Direct Marketing Retail .......... — 1,282,269 — 1,282,269
IT Services ........................... — 4,786,935 — 4,786,935
Life Sciences Tools & Services ............ — 203,034 — 203,034
Machinery ............................ — 2,598,573 — 2,598,573
Marine .............................. — 1,275,000 — 1,275,000
Media ............................... — 9,497,293 — 9,497,293
Metals & Mining ....................... — 6,395,771 — 6,395,771
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 98,735 — 98,735
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 21,310,937 — 21,310,937
Paper & Forest Products ................. — 1,131,648 — 1,131,648
Personal Products ..................... — 1,402,515 — 1,402,515
Pharmaceuticals ....................... — 7,303,467 — 7,303,467
Real Estate Management & Development .... — 3,439,919 — 3,439,919
Road & Rail .......................... — 3,237,034 — 3,237,034
Semiconductors & Semiconductor Equipment . — 104,241 — 104,241
Software ............................. — 1,305,401 — 1,305,401
Specialty Retail ........................ — 5,061,163 — 5,061,163
Thrifts & Mortgage Finance ............... — 3,350,552 — 3,350,552
Tobacco ............................. — 1,320,214 — 1,320,214
Trading Companies & Distributors .......... — 2,795,362 — 2,795,362
Wireless Telecommunication Services ....... — 3,884,811 — 3,884,811
Senior Floating Rate Interests ............... — 5,526,756 — 5,526,756
Marketplace Loans ...................... — — 762,577 762,577
Loan Participations and Assignments ......... — 1,557,548 — 1,557,548
Foreign Government and Agency Securities .... — 55,653,432 — 55,653,432
U.S. Government and Agency Securities ....... — 12,516,719 — 12,516,719
Asset-Backed Securities .................. — 29,510,200 — 29,510,200
Commercial Mortgage-Backed Securities ...... — 167,641 — 167,641
Mortgage-Backed Securities ................ — 11,576,991 — 11,576,991
Municipal Bonds ......................... — 4,103,679 — 4,103,679
Residential Mortgage-Backed Securities ...... — 33,559,768 — 33,559,768
Escrows and Litigation Trusts ............... — 6,075 —
a
6,075
Options purchased ....................... — 61,778 — 61,778
Short Term Investments ................... 8,598,814 — — 8,598,814
Total Investments in Securities ........... $39,404,762 $367,045,562 $768,371 $407,218,695
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 188,870 $ — $ 188,870
Swap contracts ......................... — 581,763 — 581,763
Total Other Financial Instruments ......... $— $770,633 $— $770,633
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-54
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 30,009 $ — $ 30,009
Forward exchange contracts ................ — 27,281 — 27,281
Futures contracts ........................ 476,975 — — 476,975
Swap contracts .......................... — 41,880 — 41,880
Total Other Financial Instruments ......... $476,975 $99,170 $— $576,145
a
Includes securities determined to have no value at June 30, 2021.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements (unaudited)
FSI-55
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America, N.A.
BZWS
Barclays Bank PLC
CITI
Citibank NA
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
IDR
Indonesian Rupiah
USD
United States Dollar
UYU
Uruguayan Peso
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument

FUS-1
Semiannual Report
Franklin U.S. Government Securities VIP Fund
This semiannual report for Franklin U.S. Government Securities VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a -1 .03 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FUS-2
Semiannual Report
1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin U.S. Government Securities VIP Fund
Fund Goal and Main Investments
The Fund seeks income. Under normal market conditions,
the Fund invests at least 80% of its net assets in U.S.
government securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s
share price and yield will be affected by interest rate
movements and mortgage prepayments. Bond prices
generally move in the opposite direction of interest rates.
Thus, as prices of bonds in the Fund adjust to a rise in
interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment
decisions will produce the desired results. The Fund’s
prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Bloomberg Barclays U.S. Government
- Intermediate Index, posted a -1.12% total return.
1
The
Fund’s secondary benchmark, the Lipper VIP General U.S.
Government Funds Classification Average, posted a -1.41%
total return.
2
Funds in the Lipper average may allocate as
much as 35% of their investments in asset types other than
U.S. government and agency mortgage-backed securities.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted a -1.60%
total return for the six months ended June 30, 2021.
1
The
economy continued to recover from the novel coronavirus
(COVID-19) pandemic, aided by additional fiscal stimulus
measures, and yields (which move inversely to prices)
increased for most bonds. The inflation rate surged during
the period amid increased demand and supply-chain
bottlenecks, with the price pressures coming largely from the areas particularly impacted by the shutdown, such as used
vehicles, airfares, semiconductors and building materials.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. In its June 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted a -2.58% total return
for the six-month period.
1
The 10-year U.S. Treasury yield,
which began the period below one percent, rose notably
amid many investors’ increasing inflation expectations.
Mortgage-backed securities (MBS), as measured by the
Bloomberg Barclays MBS Index, posted a -0.77% total
return for the period, as low interest rates led to accelerated prepayments from mortgage refinancing.
1
U.S. corporate bond performance varied significantly
based on credit rating, reflecting the continued recovery of credit markets following the onset of COVID-19. Although
the strengthening economy pressured corporate bonds
generally, it helped temper investor concerns about
credit quality, which benefited lower-rated bonds. In this
environment, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted a +3.62% return, while investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a -1.27% total return.
1
Investment Strategy
Using our straightforward investment approach, we seek
to produce current income with a high degree of credit
safety from a conservatively managed portfolio of U.S.
Portfolio Composition
6/30/21
% of Total
Net Assets
Mortgage-Backed Securities 72.8%
U.S. Government and Agency Securities 13.9%
Corporate Bonds 2.1%
Foreign Government and Agency Securities 1.7%
Short-Term Investments & Other Net Assets 9.5%

Franklin U.S. Government Securities VIP Fund
FUS-3
Semiannual Report
government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive
investment opportunities.
Manager’s Discussion
For the fixed income sectors in which the Fund invests,
Treasury Inflation-Protected Securities (TIPS) was the best
performing sector on an excess returns basis, as measured
by Bloomberg Barclays indexes. U.S. government agency
securities also posted positive excess returns, while the
other major fixed income sectors in which the Fund allocates posted negative excess returns and underperformed similar
duration U.S. Treasuries during the period. Within the
agency MBS sector, on an excess return basis, all posted
negative excess returns with Fannie Mae MBS and Freddie
Mac MBS performing better, while Ginnie Mae (GNMA) MBS
lagged. For the GNMA coupon stack, GNMA I 5.0% and
3.0% were the best performers, while GNMA II 3.5% and
2.5% coupons lagged.
Mortgage rates increased over the reporting period but have
slowed their steady upward trajectory. Despite the higher
level of rates, prepayments have remained high and primary
and secondary spreads have retraced from their wider
levels, likely keeping prepayments elevated for the next few months, in our view.
As forbearance requests continue to decrease, we believe
involuntary prepayments will decline. Rates have increased
over the period, leaving less than half of the agency MBS
universe with an economic incentive to refinance, compared
to more than half in 2020, which is also likely to lead to lower levels of prepayments. We expect prepayments at the index
level will remain elevated over the next three months.
The Fed’s continued purchases of agency MBS will remain
a key support for the market, potentially limiting spread
widening and keeping spreads range bound, which would
benefit lower coupons and their mortgage dollar rolls.
The Fund maintains a consistent and disciplined approach to
our investment strategy. The Fund’s investment process and
strategy have not changed, and the team continues to look
for strong cash flow fundamentals and valuations seeking
to uncover opportunities across the agency mortgage and
agency debenture universe. The Fund emphasizes agency
pass-throughs and invests in other agency securities for
diversification purposes.
The portfolio’s largest allocation remains in fixed-rate
agency MBS, primarily in 30-year GNMA II securities. Over
the period, we increased our exposure to U.S. Treasuries
and decreased allocation to fixed-rate agency MBS, TIPS,
agency bonds and adjustable-rate mortgage securities.
The Fund’s largest MBS allocation remained in 3.5% and
3.0% coupons. We reduced our exposure to 3.5%, 4.0%,
4.5% and 5.0% coupons, while adding to 3.0% and 2.5%
securities over the period.
The Fund’s U.S. yield curve positioning was the top
contributor to performance. The Fund’s allocation to TIPS
also contributed. Fixed-rate agency MBS detracted from
performance over the period.
Thank you for your participation in Franklin U.S. Government
Securities VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin U.S. Government Securities VIP Fund
FUS-4
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $989.70 $2.61 $1,022.18 $2.65 0.53%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-5
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.37 $12.34 $12.07 $12.36 $12.51 $12.74
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.22 0.27 0.29 0.25 0.22
Net realized and unrealized gains (losses) (0.19) 0.28 0.38 (0.22) (0.04) (0.10)
Total from investment operations ........ (0.13) 0.50 0.65 0.07 0.21 0.12
Less distributions from:
Net investment income .............. (0.32) (0.47) (0.38) (0.36) (0.36) (0.35)
Net asset value, end of period .......... $11.92 $12.37 $12.34 $12.07 $12.36 $12.51
Total return
c
....................... (1.03)% 4.08% 5.47% 0.60% 1.66% 0.90%
Ratios to average net assets
d
Expenses
e
........................ 0.53% 0.53% 0.51% 0.50% 0.50% 0.50%
Net investment income ............... 0.98% 1.81% 2.23% 2.38% 2.00% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $48,983 $52,307 $54,104 $59,213 $66,404 $73,695
Portfolio turnover rate ................ 41.38% 56.32% 24.16% 22.25% 80.49% 86.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-6
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.08 $12.05 $11.79 $12.09 $12.24 $12.47
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.19 0.24 0.25 0.21 0.19
Net realized and unrealized gains (losses) (0.18) 0.27 0.37 (0.22) (0.04) (0.10)
Total from investment operations ........ (0.14) 0.46 0.61 0.03 0.17 0.09
Less distributions from:
Net investment income .............. (0.29) (0.43) (0.35) (0.33) (0.32) (0.32)
Net asset value, end of period .......... $11.65 $12.08 $12.05 $11.79 $12.09 $12.24
Total return
c
....................... (1.15)% 3.83% 5.23% 0.34% 1.34% 0.66%
Ratios to average net assets
d
Expenses
e
........................ 0.78% 0.78% 0.76% 0.75% 0.75% 0.75%
Net investment income ............... 0.73% 1.56% 1.98% 2.13% 1.75% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $757,419 $771,332 $771,866 $1,105,627 $1,223,491 $1,268,963
Portfolio turnover rate ................ 41.38% 56.32% 24.16% 22.25% 80.49% 86.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin U.S. Government Securities VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-7
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 2.1%
Diversified Financial Services 0.2%
Private Export Funding Corp. , BB , Senior Bond , 4.3% , 12/15/21 .. United States 1,865,000 $ 1,901,204
Oil, Gas & Consumable Fuels 1.9%
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ........... Mexico 1,316,000 1,366,005
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 6,562,500 6,851,204
Senior Note, 1.87%, 1/15/26 ........................... India 3,684,210 3,792,396
Senior Note, 2.06%, 1/15/26 ........................... India 3,125,000 3,230,435
15,240,040
Total Corporate Bonds (Cost $16,485,193) ......................................
17,141,244
a
Foreign Government and Agency Securities 1.7%
Israel Government Bond, Senior Bond, 5.5%, 9/18/23 .......... Israel 12,000,000 13,360,092
Total Foreign Government and Agency Securities (Cost $12,772,017) ..............
13,360,092
U.S. Government and Agency Securities 13.9%
FHLB, 2.625%, 9/12/25 .................................
United States 10,000,000 10,780,434
New Valley Generation IV, 4.687%, 1/15/22 ..................
United States 160,544 162,098
Tennessee Valley Authority, 1.875%, 8/15/22 .................
United States 6,000,000 6,117,894
U.S. Treasury Bonds, 2.5%, 2/15/46 .......................
United States 6,000,000 6,501,563
U.S. Treasury Notes ,
a
0.125%, 7/15/24 ..................................... United States 13,750,000 16,633,859
2.375%, 8/15/24 ..................................... United States 22,000,000 23,295,508
2.25%, 8/15/27 ..................................... United States 31,040,000 33,204,312
0.625%, 8/15/30 ..................................... United States 8,500,000 7,920,273
United States International Development Finance Corp. ,
2.12%, 3/20/24 ..................................... United States 5,500,000 5,630,405
4.01%, 5/15/30 ..................................... United States 1,507,500 1,704,693
Total U.S. Government and Agency Securities (Cost $107,874,324) ................
111,951,039
Mortgage-Backed Securities 72.8%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.9%
FHLMC, 2.035% - 2.233%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 6,346,178 6,684,173
FHLMC, 2.31%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 ... United States 172,773 173,270
6,857,443
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.5%
FHLMC Gold Pools, 15 Year, 4.5%, 3/01/25 - 4/01/25 .......... United States 411,043 432,140
FHLMC Gold Pools, 20 Year, 3.5%, 3/01/32 .................. United States 1,643,427 1,771,028
FHLMC Gold Pools, 30 Year, 3%, 5/01/43 ................... United States 226,238 239,847
FHLMC Gold Pools, 30 Year, 3.5%, 5/01/43 .................. United States 36,050 38,874
FHLMC Gold Pools, 30 Year, 4%, 9/01/40 - 12/01/41 ........... United States 3,083,980 3,371,523
FHLMC Gold Pools, 30 Year, 4.5%, 5/01/40 - 7/01/41 .......... United States 1,058,423 1,180,366
FHLMC Gold Pools, 30 Year, 5%, 9/01/33 - 4/01/40 ............ United States 2,832,836 3,215,464
FHLMC Gold Pools, 30 Year, 5.5%, 7/01/33 - 5/01/38 .......... United States 619,923 719,456
FHLMC Gold Pools, 30 Year, 6%, 1/01/24 - 8/01/35 ............ United States 500,229 573,804
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/23 - 5/01/35 ......... United States 171,039 192,487
FHLMC Gold Pools, 30 Year, 7%, 4/01/24 - 9/01/31 ............ United States 61,986 67,770
FHLMC Gold Pools, 30 Year, 7.5%, 12/01/22 ................. United States 87 87
FHLMC Gold Pools, 30 Year, 8%, 5/01/22 ................... United States 334 341
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 125,226 143,775
FHLMC Pool, 15 Year, 1.5%, 1/01/36 ....................... United States 5,670,426 5,745,910
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 9,085,677 9,410,989

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-8
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,443,793 $ 2,475,196
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 5,757,569 5,827,917
FHLMC Pool, 30 Year, 2.5%, 10/01/50 ...................... United States 7,709,244 8,064,119
FHLMC Pool, 30 Year, 2.5%, 12/01/50 ...................... United States 5,786,717 6,003,793
FHLMC Pool, 30 Year, 2.5%, 7/01/51 ....................... United States 12,851,000 13,308,242
FHLMC Pool, 30 Year, 3%, 8/01/50 ........................ United States 5,412,072 5,766,328
FHLMC Pool, 30 Year, 3%, 4/01/51 ........................ United States 18,763,403 19,625,970
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 4,173,513 4,611,666
92,787,092
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.6%
FNMA, 2.3%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 ... United States 6,928,067 7,354,371
FNMA, 1.175% - 4.05%, (6-month USD LIBOR +/- MBS Margin),
3/01/22 - 3/01/37 .................................... United States 491,840 499,786
FNMA, 1.318% - 2.491%, (12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 199,103 204,130
FNMA, 1.427% - 2.665%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 8,565,884 8,990,189
FNMA, 1.593% - 5.21%, (COFI 11th District +/- MBS Margin),
6/01/25 - 6/01/38 .................................... United States 77,263 79,938
FNMA, 1.726% - 5.109%, (1-year CMT T-Note +/- MBS Margin),
8/01/22 - 12/01/40 ................................... United States 4,974,457 5,223,254
22,351,668
Federal National Mortgage Association (FNMA) Fixed Rate 12.7%
FNMA, 2.64%, 7/01/25 ................................. United States 2,370,435 2,528,430
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,748,109
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 4,437,980
FNMA, 3.51%, 8/01/23 ................................. United States 3,000,000 3,148,862
FNMA, 5.5%, 4/01/34 .................................. United States 536,633 582,346
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 6,655,914 6,895,162
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 194,914 202,317
FNMA, 30 Year, 2.5%, 7/01/51 ........................... United States 16,178,000 16,753,618
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 83,558 88,176
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 11,090,628 11,730,851
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 15,158,393 16,045,985
FNMA, 30 Year, 3%, 4/01/51 ............................. United States 5,858,288 6,147,946
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 14,470,387 15,537,554
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 3,563,905 3,895,083
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 3,363,999 3,747,822
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 2,360,344 2,679,020
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 1,240,417 1,423,450
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 1,252,811 1,443,900
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 164,796 188,156
FNMA, 30 Year, 7.5%, 4/01/23 - 8/01/25 .................... United States 1,643 1,764
FNMA, 30 Year, 8%, 3/01/23 - 12/01/24 ..................... United States 17,620 17,911
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 35,848 36,368
101,280,810
Government National Mortgage Association (GNMA) Fixed Rate 45.1%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 11,469,362 13,165,437
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 348,939 409,802
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 288,022 339,725
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 139,986 162,829
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 8,176 9,320
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 147,141 170,211
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 262,232 277,868

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-9
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 5,048,044 $ 5,580,579
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 7,366,809 8,366,881
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 2,593,821 2,976,231
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 1,123,073 1,287,894
GNMA I, Single-family, 30 Year, 6.5%, 7/15/23 - 5/15/37 ........ United States 619,423 693,865
GNMA I, Single-family, 30 Year, 7%, 10/15/22 - 1/15/32 ......... United States 108,331 112,043
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 11/15/27 ........ United States 33,027 33,606
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 7/15/23 .......... United States 17,137 17,295
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 15,992 16,141
GNMA II, 30 Year, 6.5%, 4/20/34 .......................... United States 26,772 26,964
GNMA II, Single-family, 30 Year, 2%, 11/20/50 ................ United States 5,984,676 6,101,339
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 .............. United States 5,906,401 6,116,537
GNMA II, Single-family, 30 Year, 2.5%, 1/20/51 ............... United States 39,075,244 40,558,112
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............... United States 13,061,022 13,533,357
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 14,177,148 14,710,412
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 2/20/45 ........ United States 953,127 1,012,203
GNMA II, Single-family, 30 Year, 3%, 9/20/45 ................. United States 4,087,475 4,334,113
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 10,379,828 10,939,149
GNMA II, Single-family, 30 Year, 3%, 12/20/50 ................ United States 10,298,861 10,781,349
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 9,584,411 10,027,835
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ................. United States 18,905,864 19,815,062
GNMA II, Single-family, 30 Year, 3%, 3/20/51 ................. United States 22,160,160 23,215,092
GNMA II, Single-family, 30 Year, 3%, 4/20/51 ................. United States 12,378,992 12,977,935
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 19,012,552 20,375,132
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 9,762,529 10,473,252
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 5,901,930 6,337,839
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 4,624,369 4,951,803
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 7,819,489 8,372,983
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 6,341,876 6,808,600
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 17,448,600 18,520,223
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 30,784,597 32,585,036
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 8,244,679 8,752,887
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 10,609,093 11,618,083
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 14,155,212 15,669,974
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 5,937,663 6,703,762
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 2,467,927 2,884,954
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,636,670 1,914,258
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 226,580 262,933
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 4,993 5,977
GNMA II, Single-family, 30 Year, 7.5%, 9/20/22 - 11/20/26 ....... United States 27,203 29,483
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 2,324 2,588
364,038,953
Total Mortgage-Backed Securities (Cost $582,196,520) ...........................
587,315,966
Total Long Term Investments (Cost $719,328,054) ...............................
729,768,341
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-10
See Abbreviations on page FUS- 19 .
Short Term Investments 9.4%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 9.4%
c
Joint Repurchase Agreement, 0.033%, 7/01/21 (Maturity Value
$75,491,354)
BNP Paribas Securities Corp. (Maturity Value $55,089,061)
Deutsche Bank Securities, Inc. (Maturity Value $8,382,560)
HSBC Securities (USA), Inc. (Maturity Value $12,019,733)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%,
6/20/47 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 1.88%, 4/30/22 (valued at
$77,054,710) ....................................... 75,491,284 $ 75,491,284
Total Repurchase Agreements (Cost $75,491,284) ...............................
75,491,284
Total Short Term Investments (Cost $75,491,284 ) ................................
75,491,284
a
Total Investments (Cost $794,819,338) 99.9% ...................................
$805,259,625
Other Assets, less Liabilities 0.1% .............................................
1,142,181
Net Assets 100.0% ...........................................................
$806,401,806
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation. See Note 1(d).
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-11
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $719,328,054
Cost - Unaffiliated repurchase agreements ...................................................... 75,491,284
Value - Unaffiliated issuers .................................................................. $729,768,341
Value - Unaffiliated repurchase agreements ...................................................... 75,491,284
Receivables:
Investment securities sold ................................................................... 139,109
Capital shares sold ........................................................................ 71,771
Interest ................................................................................. 2,497,927
Total assets .......................................................................... 807,968,432
Liabilities:
Payables:
Capital shares redeemed ................................................................... 785,641
Management fees ......................................................................... 318,996
Distribution fees .......................................................................... 155,608
Reports to shareholders .................................................................... 114,613
Accrued expenses and other liabilities ........................................................... 191,768
Total liabilities ......................................................................... 1,566,626
Net assets, at value ................................................................. $806,401,806
Net assets consist of:
Paid-in capital ............................................................................. $897,427,766
Total distributable earnings (losses) ............................................................. (91,025,960)
Net assets, at value ................................................................. $806,401,806
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $48,982,744
Shares outstanding ........................................................................ 4,109,988
Net asset value and maximum offering price per share ............................................. $11.92
Class 2:
Net assets, at value ....................................................................... $757,419,062
Shares outstanding ........................................................................ 65,027,725
Net asset value and maximum offering price per share ............................................. $11.65

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-12
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(4,875,726)
Paid in cash
a
........................................................................... 10,983,721
Total investment income ................................................................... 6,107,995
Expenses:
Management fees (Note 3 a ) ................................................................... 1,942,610
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 947,401
Custodian fees (Note 4 ) ...................................................................... 2,713
Reports to shareholders ...................................................................... 71,154
Professional fees ........................................................................... 40,012
Trustees' fees and expenses .................................................................. 2,840
Other .................................................................................... 76,291
Total expenses ......................................................................... 3,083,021
Expense reductions (Note 4 ) ............................................................... (1,234)
Net expenses ......................................................................... 3,081,787
Net investment income ................................................................ 3,026,208
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 680,560
TBA sale commitments ..................................................................... 28,774
Net realized gain (loss) .................................................................. 709,334
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (13,514,012)
Net realized and unrealized gain (loss) ............................................................ (12,804,678)
Net increase (decrease) in net assets resulting from operations .......................................... $(9,778,470)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-13
Franklin U.S. Government Securities VIP
Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,026,208 $13,015,951
Net realized gain (loss) ................................................. 709,334 1,813,789
Net change in unrealized appreciation (depreciation) ........................... (13,514,012) 16,480,201
Net increase (decrease) in net assets resulting from operations ................ (9,778,470) 31,309,941
Distributions to shareholders:
Class 1 ............................................................. (1,306,180) (2,038,214)
Class 2 ............................................................. (18,489,910) (26,480,204)
Total distributions to shareholders .......................................... (19,796,090) (28,518,418)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,470,185) (1,952,576)
Class 2 ............................................................. 13,807,316 (3,169,153)
Total capital share transactions ............................................ 12,337,131 (5,121,729)
Net increase (decrease) in net assets ................................... (17,237,429) (2,330,206)
Net assets:
Beginning of period ..................................................... 823,639,235 825,969,441
End of period .......................................................... $806,401,806 $823,639,235

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin U.S. Government Securities VIP Fund
FUS-14
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin U.S. Government Securities VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2021, 55.33% of the Fund’s shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund offers
two classes of shares: Class 1 and Class 2. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-15
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-16
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.481% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 214,445 $2,629,291 332,787 $4,150,714
Shares issued in reinvestment of distributions .......... 109,579 1,306,180 165,439 2,038,214
Shares redeemed ............................... (441,809) (5,405,656) (653,755) (8,141,504)
Net increase (decrease) .......................... (117,785) $(1,470,185) (155,529) $(1,952,576)
Class 2 Shares:
Shares sold ................................... 3,639,684 $43,596,502 13,078,267 $159,400,701
Shares issued in reinvestment of distributions .......... 1,585,755 18,489,910 2,197,527 26,480,204
Shares redeemed ............................... (4,033,328) (48,279,096) (15,470,648) (189,050,058)
Net increase (decrease) .......................... 1,192,111 $13,807,316 (194,854) $(3,169,153)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-17
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $37,516,554
Long term ................................................................................ 63,317,605
Total capital loss carryforwards ............................................................... $100,834,159
Cost of investments .......................................................................... $797,352,117
Unrealized appreciation ........................................................................ $14,849,504
Unrealized depreciation ........................................................................ (6,941,996)
Net unrealized appreciation (depreciation) .......................................................... $7,907,508
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-18
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$318,563,917 and $358,602,986, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-19
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note
10. New Accounting Pronouncements
(continued)

Semiannual Report
Templeton Developing Markets VIP Fund
This semiannual report for Templeton Developing Markets VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a + 7.93 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Templeton Developing Markets VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in emerging market investments.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments. Investments in developing markets, of which
frontier markets are a subset, involve heightened risks
related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks
are typically even less developed in frontier markets, as well as various factors including the increased potential for
extreme price volatility, illiquidity, trade barriers and
exchange controls, the risks associated with developing
markets are magnified in frontier markets. The Fund is
actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s new
benchmark, the MSCI Emerging Markets (EM) Index-
NR, posted a +7.45% total return for the same period.
1
The Fund’s old benchmark, the MSCI EM Index, posted
a +7.58% total return.
1
The investment manager believes
the MSCI EM Index-NR provides a more consistent basis
for comparison relative to the Fund’s peers. Please note,
index performance numbers are for reference and we do not
attempt to track an index but rather undertake investments
on the basis of fundamental research.
Economic and Market Overview
Emerging market economies continued to recover from the
worst effects of the novel coronavirus (COVID-19) pandemic
during the six months ended June 30, 2021, though renewed
outbreaks limited growth in some countries. After adopting
more accommodative monetary policies in 2020, many
emerging market central banks held or raised their interest
rates during the period in response to increased inflation.
Emerging market equities rose modestly during the six-
month period and lagged behind developed market stocks.
Optimism about vaccine rollouts, economic reopenings
and additional U.S. fiscal stimulus measures was
counterbalanced by concerns over renewed COVID-19
outbreaks, rising inflation and signs the U.S. Federal
Reserve could tighten monetary policy sooner than
expected.
Regarding individual countries, China’s year-on-year growth
rate accelerated in 2021’s first quarter, driven by increased domestic and global demand and government fiscal support.
Growth was less robust in 2021’s second quarter as higher
commodity prices hindered economic growth. Taiwan’s
year-on-year growth rate accelerated in 2021’s first quarter, as a surge in global demand for electronic and audio-video
products boosted its export-dependent economy. A rebound
in domestic consumer spending and continued government
spending also supported growth. South Korea’s year-on-year
growth rate turned positive in 2021’s first quarter following three straight quarters of contraction. Accelerating private consumption and gross fixed capital formation, as well as
continued growth in government spending, contributed to
the recovery. India’s year-on-year growth rate accelerated in
2021’s first quarter, the country’s second straight quarter of growth. Private and government spending rebounded and
gross fixed capital formation accelerated. Russia’s year-on-
year growth rate contracted in 2021’s first quarter for the
fourth straight quarter, albeit at a slower rate due to growth in industrial output and wholesale trade. Brazil’s year-on-year growth rate turned positive in 2021’s first quarter following four straight quarters of contractions, aided by accelerations in manufacturing, transportation and storage, and finance
and insurance.
Geographic Composition
6/30/21
% of Total
Net Assets
Asia 76.5%
Latin America & Caribbean 8.8%
Europe 8.8%
Middle East & Africa 4.5%
North America 0.6%
Short-Term Investments & Other Net Assets 0.8%

Templeton Developing Markets VIP Fund

Semiannual Report
Turning to specific countries’ monetary policies, the People’s
Bank of China left its benchmark loan prime rate unchanged
during the period. Taiwan’s and South Korea’s central banks
held their record low benchmark interest rates steady during the period. India’s central bank also left its benchmark rate unchanged. In contrast, the central banks of Russia and
Brazil raised their respective benchmark interest rates three times during the period.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a +7.45% total return
for the six months ended June 30, 2021.
1
Chinese equities
rose only slightly during the period, despite the country’s
continued economic recovery. Gains were limited by
concerns over increased regulations of internet-related
companies, U.S.-China political tensions and monetary
policy concerns. Equities in Taiwan rose significantly during the period, benefiting from strong exports by its technology-
related companies. Russian equities rose as well, outpacing
most emerging market peers, boosted by higher oil prices
and easing geopolitical tensions with the U.S. Brazilian
equities also gained during the period. Better-than-expected economic data and improved vaccination trends in 2021’s
second quarter boosted stocks and helped offset losses
early in the period due to concerns about increased
COVID-19 infections, the country’s debt level and rising
inflation.
Investment Strategy
We employ a fundamental research, value-oriented, long-
term investment approach. We focus on the market price
of a company’s securities relative to our evaluation of its
long-term earnings, asset value, cash flow potential and
sustainable earnings power at a discount to intrinsic worth.
This includes an assessment of the potential impacts of
material environmental, social and governance factors on
the long-term risk and return profile of a company. We also
consider a company’s profit and loss outlook, balance sheet
strength, cash flow trends and asset value in relation to
the current price of the company’s securities. Our analysis
considers the company’s position in its sector, the economic framework and political environment.
Manager’s Discussion
Key contributors to absolute performance during the period
were Taiwan Semiconductor Manufacturing Co. (TSMC),
NAVER and MediaTek.
TSMC is one of the world’s leading semiconductor
manufacturers, with major technology companies among
its clients. The company’s stock price surged as investors
lifted their longer-term outlook for the chipmaker in a robust environment for technology exports, driven by increased
consumer demand for computers, game consoles,
smartphones and tablets during the pandemic. Strong
demand for its leading-edge chips coupled with production
setbacks for a key competitor underpinned the optimism.
TSMC’s better-than-expected fourth-quarter 2020 profit,
upgraded sales growth forecasts and increased capital
spending targets sent the stock soaring in January 2021,
before signs of increased industry competition erased some
gains. Investors also weighed strong first-quarter 2021
results from the chipmaker against mixed guidance, which
projected weaker second-quarter margins while upgrading
its full-year revenue growth forecast.
NAVER is South Korea’s largest search engine. The
company also provides services including LINE, a
messenger app that merged with SoftBank subsidiary
Yahoo Japan (not a Fund holding). NAVER benefited
from increased online shopping on its platform amid the
COVID-19 pandemic. Moreover, investors remained
confident of NAVER’s penetration into e-commerce, digital
content and financial services, and looked positively upon its substantial research and development investment. NAVER
continued to report strong quarterly revenues and earnings,
supporting its upward share-price trend. Solid e-commerce
trends, expectations of a recovery in the advertising market, monetization, increased synergies and potential new
investments further supported market confidence in the
company.
Top 10 Countries
6/30/21
a
% of Total
Net Assets
a a
China 28.6%
South Korea 22.5%
Taiwan 16.4%
Brazil 6.9%
Russia 6.6%
India 6.5%
South Africa 4.5%
Mexico 1.7%
United Kingdom 1.4%
Thailand 1.1%

Templeton Developing Markets VIP Fund

Semiannual Report
MediaTek is a major Taiwanese chip designer in the
semiconductor industry and develops chips for smartphones
and other technology devices. Shares reached a record
high in April 2021, following the release of above-consensus first-quarter earnings and profit margins, and management
guidance for the company’s second-quarter growth outlook.
Supply constraints also raised expectations that MediaTek
could gain market share in the fifth-generation wireless
technology (5G) smartphone business from its competitors.
Signaling commitment to enhancing shareholder returns, the
company’s announcement of a special dividend payment
from 2021-2024 was viewed positively by the market.
In contrast, key detractors from absolute performance
included Brilliance China Automotive Holdings, Alibaba
Group Holding and Ping An Insurance Group.
Brilliance China Automotive is a Chinese carmaker noted for
its joint venture with German luxury carmaker BMW (not a
Fund holding). The company’s stock has been suspended
from trading since March 31, 2021, due to a delay in the
company’s 2020 corporate results, along with the provision
of unauthorized bank guarantees and cash balance issues.
We have applied a fair valuation discount on the holding, and we continue to monitor the situation closely. Operationally, its joint venture with BMW continues to report strong earnings.
Alibaba is the leading e-commerce company in China. It
also provides cloud computing services and is also involved
in payment, financing and logistics services. Shares fell as regulators stepped up their scrutiny of the internet industry through a series of actions, including the release of draft
online microlending and anti-monopoly rules. Confidence in
Alibaba was also impacted following the suspension of plans
to list its financial technology arm in December 2020, as
well as an antitrust probe into its merchant policy. Although
Alibaba reported above-consensus first-quarter 2021
revenues, net income disappointed due to higher expenses
and the payment of an anti-monopoly fine levied against the
company.
Ping An Insurance is a leading financial conglomerate
involved in insurance, banking, brokerage, trust and other
financial service businesses. The company is among
China’s largest life and property and casualty insurers, in
terms of premiums. Increased uncertainties surrounding
the company’s investment in an insolvent state-controlled
conglomerate with interests in health care, finance,
information technology and education further pressured
share-price returns.
In the last six months, the Fund increased its holdings in
China, Brazil and Indonesia as we continued to identify
companies with sustainable earnings power trading at a
discount to their intrinsic worth. In terms of sectors, additions were undertaken in materials, consumer discretionary and
real estate. New additions to the portfolio included Daqo
New Energy, a Chinese manufacturer of polysilicon for
solar power equipment, Soulbrain, a major South Korean
supplier of key chemicals for semiconductor and display
manufacturing, and Guangzhou Tinci Materials Technology,
a leading Chinese supplier of battery electrolytes. We also
added to our existing high-conviction portfolio holdings with purchases in Brazilian stock exchange B3, one of the largest financial exchanges in South America, Tencent Holdings,
one of the largest internet services companies in China, and the aforementioned Alibaba.
The Fund reduced its investments in Taiwan, Russia and
U.S.- and U.K.-listed companies with exposure to emerging
markets in favor of opportunities we found more compelling.
Sectors which experienced the largest sales were
communication services, information technology and energy.
In terms of key sales, we closed positions in Prosus, the
international internet assets spinoff of South African internet and media group Naspers (also a Fund holding), China
Mobile, a Chinese wireless telecommunications provider,
and CNOOC, a Chinese energy company. We also reduced
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 12.3%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 10.8%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 8.4%
Internet & Direct Marketing Retail, China
Tencent Holdings Ltd. 7.6%
Interactive Media & Services, China
NAVER Corp. 4.4%
Interactive Media & Services, South Korea
Naspers Ltd. 3.8%
Internet & Direct Marketing Retail, South Africa
ICICI Bank Ltd. 3.8%
Banks, India
MediaTek , Inc. 2.8%
Semiconductors & Semiconductor Equipment,
Taiwan
LG Corp. 2.3%
Industrial Conglomerates, South Korea
China Merchants Bank Co. Ltd. 2.3%
Banks, China

Templeton Developing Markets VIP Fund

Semiannual Report
positions in several key holdings, including Unilever, a
U.K.-based global consumer goods giant that generates
more than half of its sales in emerging markets, Cognizant
Technology Solutions, a U.S.-listed technology services
provider that derives most of its earnings from services
produced in India, and the aforementioned NAVER.
Thank you for your participation in Templeton Developing
Markets VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Developing Markets VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,079.30 $5.90 $1,019.12 $5.73 1.14%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $10.80 $8.62 $10.31 $7.42 $6.37
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.07 0.18 0.09 0.08 0.05
Net realized and unrealized gains (losses) 0.89 1.57 2.12 (1.67) 2.92 1.08
Total from investment operations ........ 0.93 1.64 2.30 (1.58) 3.00 1.13
Less distributions from:
Net investment income .............. (0.13) (0.45) (0.12) (0.11) (0.11) (0.08)
Net realized gains ................. (0.24) (0.26) — — — —
Total distributions ................... (0.37) (0.71) (0.12) (0.11) (0.11) (0.08)
Net asset value, end of period .......... $12.29 $11.73 $10.80 $8.62 $10.31 $7.42
Total return
c
....................... 7.93% 17.39% 26.92% (15.44)% 40.65% 17.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.19% 1.15% 1.24% 1.36% 1.38%
Expenses net of waiver and payments by
affiliates .......................... 1.14%
e
1.19%
e
1.15%
e
1.24%
e
1.35%
f
1.36%
Net investment income ............... 0.67% 0.73% 1.83% 0.99% 0.86% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $93,044 $89,165 $97,271 $85,397 $105,493 $82,596
Portfolio turnover rate ................ 9.27% 11.60% 18.04% 9.22% 10.76% 26.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.64 $10.71 $8.54 $10.23 $7.36 $6.32
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.05 0.15 0.07 0.05 0.04
Net realized and unrealized gains (losses) 0.87 1.56 2.11 (1.68) 2.91 1.06
Total from investment operations ........ 0.90 1.61 2.26 (1.61) 2.96 1.10
Less distributions from:
Net investment income .............. (0.11) (0.42) (0.09) (0.08) (0.09) (0.06)
Net realized gains ................. (0.24) (0.26) — — — —
Total distributions ................... (0.35) (0.68) (0.09) (0.08) (0.09) (0.06)
Net asset value, end of period .......... $12.19 $11.64 $10.71 $8.54 $10.23 $7.36
Total return
c
....................... 7.69% 17.18% 26.70% (15.79)% 40.41% 17.44%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.45% 1.40% 1.49% 1.61% 1.63%
Expenses net of waiver and payments by
affiliates .......................... 1.39%
e
1.44% 1.40%
e
1.49%
e
1.60%
f
1.61%
Net investment income ............... 0.42% 0.49% 1.58% 0.74% 0.61% 0.54%
Supplemental data
Net assets, end of period (000’s) ........ $256,691 $241,104 $231,645 $195,305 $270,433 $205,151
Portfolio turnover rate ................ 9.27% 11.60% 18.04% 9.22% 10.76% 26.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.71 $10.77 $8.59 $10.28 $7.39 $6.34
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.04 0.15 0.06 0.05 0.03
Net realized and unrealized gains (losses) 0.88 1.57 2.11 (1.68) 2.92 1.06
Total from investment operations ........ 0.90 1.61 2.26 (1.62) 2.97 1.09
Less distributions from:
Net investment income .............. (0.09) (0.41) (0.08) (0.07) (0.08) (0.04)
Net realized gains ................. (0.24) (0.26) — — — —
Total distributions ................... (0.33) (0.67) (0.08) (0.07) (0.08) (0.04)
Net asset value, end of period .......... $12.28 $11.71 $10.77 $8.59 $10.28 $7.39
Total return
c
....................... 7.69% 17.05% 26.49% (15.81)% 40.30% 17.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.49% 1.54% 1.50% 1.59% 1.71% 1.73%
Expenses net of waiver and payments by
affiliates .......................... 1.49%
e
1.54%
e
1.50%
e
1.59%
e
1.70%
f
1.71%
Net investment income ............... 0.32% 0.44% 1.48% 0.64% 0.51% 0.44%
Supplemental data
Net assets, end of period (000’s) ........ $5,420 $5,518 $5,590 $5,203 $7,199 $6,377
Portfolio turnover rate ................ 9.27% 11.60% 18.04% 9.22% 10.76% 26.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Developing Markets VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 96.0%
Brazil 3.7%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 76,800 $ 1,022,642
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 907,492 3,067,466
a
Lojas Americanas SA ............. Multiline Retail 582,936 2,420,260
a
M Dias Branco SA ................ Food Products 106,200 696,176
Vale SA ........................ Metals & Mining 266,919 6,074,753
13,281,297
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,371,750 1,322,916
China 28.6%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,057,845 29,993,773
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,686,100 627,348
a
Baidu, Inc., ADR ................. Interactive Media & Services 12,214 2,490,435
c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 4,375,628
China Merchants Bank Co. Ltd., A .... Banks 340,000 2,851,566
China Merchants Bank Co. Ltd., H .... Banks 606,700 5,167,955
China Resources Cement Holdings Ltd. Construction Materials 3,360,915 3,193,308
China Resources Land Ltd. ......... Real Estate Management & Development 248,453 1,003,446
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 286,759 223,891
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 57,815 3,759,131
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 186,918 3,080,946
d
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 455,300 1,908,726
Longshine Technology Group Co. Ltd., A Software 384,457 1,000,759
NetEase , Inc., ADR ............... Entertainment 21,265 2,450,791
a
New Oriental Education & Technology
Group, Inc. .................... Diversified Consumer Services 127,500 1,047,140
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 145,755 1,193,734
Ping An Bank Co. Ltd., A ........... Banks 802,600 2,810,977
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 222,358 2,211,737
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 41,852 409,117
Tencent Holdings Ltd. ............. Interactive Media & Services 358,801 27,014,854
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 154,960 2,398,781
Uni -President China Holdings Ltd. .... Food Products 1,516,351 1,673,043
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 608,969
101,496,055
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 101,614 2,705,854
India 6.5%
ACC Ltd. ....................... Construction Materials 9,600 260,443
a
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 63,532 3,090,709
ICICI Bank Ltd. .................. Banks 1,579,654 13,441,936
Infosys Ltd. ..................... IT Services 296,276 6,264,768
23,057,856
Indonesia 0.6%
Astra International Tbk . PT ......... Automobiles 5,909,400 2,016,834

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Mexico 1.7%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 840,830 $ 5,280,412
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 676,364
5,956,776
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 1,013,500 784,676
Peru 0.2%
Intercorp Financial Services, Inc. ..... Banks 31,950 807,377
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 327,469 758,688
Russia 6.6%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 115,071 878,411
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,254 7,912,631
a,b,d
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 27,833 632,721
Sberbank of Russia PJSC, ADR ..... Banks 432,289 7,183,345
a
Yandex NV, A ................... Interactive Media & Services 98,891 6,996,538
23,603,646
South Africa 4.5%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 2,557,913
Naspers Ltd., N .................. Internet & Direct Marketing Retail 64,244 13,538,876
16,096,789
South Korea 22.5%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 75,091 3,866,910
KT Skylife Co. Ltd. ............... Media 92,351 880,513
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 20,491 965,109
LG Corp. ....................... Industrial Conglomerates 90,582 8,213,753
NAVER Corp. ................... Interactive Media & Services 42,037 15,546,777
POSCO ....................... Metals & Mining 13,480 4,152,145
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 536,300 38,264,069
Samsung Life Insurance Co. Ltd. ..... Insurance 74,406 5,262,058
Soulbrain Co. Ltd. ................ Chemicals 9,420 2,739,219
79,890,553
Taiwan 16.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,108,545 4,442,365
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 2,850 316,295
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 290,072 9,984,501
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,029,246 43,622,986
58,366,147
Thailand 1.1%
Kasikornbank PCL ............... Banks 629,678 2,324,808
Kiatnakin Phatra Bank PCL ......... Banks 549,194 956,489
Thai Beverage PCL ............... Beverages 1,450,900 729,618
4,010,915
United Kingdom 1.4%
Unilever plc ..................... Personal Products 82,875 4,843,034

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page TD- 25 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 0.6%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 30,612 $ 2,120,187
Total Common Stocks (Cost $188,607,912) .....................................
341,119,600
a
Preferred Stocks 3.2%
Brazil 3.2%
a
Banco Bradesco SA, ADR .......... Banks 1,129,552 5,794,602
e
Itau Unibanco Holding SA, ADR, 0.81% Banks 897,443 5,393,632
11,188,234
Total Preferred Stocks (Cost $7,746,131) .......................................
11,188,234
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $196,354,043) ...............................
352,307,834
Short Term Investments 1.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.3%
United States 1.3%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 4,528,327 4,528,327
Total Money Market Funds (Cost $4,528,327) ...................................
4,528,327
h
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 241,825 241,825
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$241,825) ...................................................................
241,825
a a a a a
Total Short Term Investments (Cost $4,770,152 ) .................................
4,770,152
a a a
a
Total Investments (Cost $201,124,195) 100.5% ..................................
$357,077,986
Other Assets, less Liabilities (0.5)% ...........................................
(1,922,651)
Net Assets 100.0% ...........................................................
$355,155,335
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $1,936,433, representing 0.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
A portion or all of the security is on loan at June 30, 2021. See Note 1(c).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $196,354,043
Cost - Non-controlled affiliates (Note 3e) ........................................................ 4,770,152
Value - Unaffiliated issuers (Includes securities loaned of $405,622) ................................... $352,307,834
Value - Non-controlled affiliates (Note 3e) ....................................................... 4,770,152
Foreign currency, at value (cost $166,264) ........................................................ 166,170
Receivables:
Investment securities sold ................................................................... 288
Capital shares sold ........................................................................ 345,073
Dividends ............................................................................... 489,944
Total assets .......................................................................... 358,079,462
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,053,059
Capital shares redeemed ................................................................... 104,679
Management fees ......................................................................... 306,938
Distribution fees .......................................................................... 54,399
Payable upon return of securities loaned (Note 1c) .................................................. 241,825
Deferred tax ............................................................................... 1,038,787
Accrued expenses and other liabilities ........................................................... 124,440
Total liabilities ......................................................................... 2,924,127
Net assets, at value ................................................................. $355,155,335
Net assets consist of:
Paid-in capital ............................................................................. $198,714,078
Total distributable earnings (losses) ............................................................. 156,441,257
Net assets, at value ................................................................. $355,155,335
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $93,044,223
Shares outstanding ........................................................................ 7,573,120
Net asset value and maximum offering price per share ............................................. $12.29
Class 2:
Net assets, at value ....................................................................... $256,690,721
Shares outstanding ........................................................................ 21,054,734
Net asset value and maximum offering price per share ............................................. $12.19
Class 4:
Net assets, at value ....................................................................... $5,420,391
Shares outstanding ........................................................................ 441,521
Net asset value and maximum offering price per share ............................................. $12.28

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $492,941)
Unaffiliated issuers ........................................................................ $3,203,544
Non-controlled affiliates (Note 3e) ............................................................. 59
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 9,811
Non-controlled affiliates (Note 3e) ............................................................. 6
Total investment income ................................................................... 3,213,420
Expenses:
Management fees (Note 3a) ................................................................... 1,856,703
Distribution fees: (Note 3c)
    Class 2 ................................................................................ 318,162
    Class 4 ................................................................................ 9,802
Custodian fees ............................................................................. 33,229
Reports to shareholders ...................................................................... 62,771
Professional fees ........................................................................... 52,778
Trustees' fees and expenses .................................................................. 1,222
Other .................................................................................... 18,394
Total expenses ......................................................................... 2,353,061
Expenses waived/paid by affiliates (Note 3e) ................................................... (695)
Net expenses ......................................................................... 2,352,366
Net investment income ................................................................ 861,054
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $33,570)
Unaffiliated issuers ...................................................................... 9,183,292
Foreign currency transactions ................................................................ (27,125)
Net realized gain (loss) .................................................................. 9,156,167
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,486,935
Translation of other assets and liabilities denominated in foreign currencies .............................. 280
Change in deferred taxes on unrealized appreciation ............................................... (487,445)
Net change in unrealized appreciation (depreciation) ............................................ 15,999,770
Net realized and unrealized gain (loss) ............................................................ 25,155,937
Net increase (decrease) in net assets resulting from operations .......................................... $26,016,991

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Developing Markets VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $861,054 $1,602,657
Net realized gain (loss) ................................................. 9,156,167 7,417,851
Net change in unrealized appreciation (depreciation) ........................... 15,999,770 35,703,143
Net increase (decrease) in net assets resulting from operations ................ 26,016,991 44,723,651
Distributions to shareholders:
Class 1 ............................................................. (2,736,269) (5,313,566)
Class 2 ............................................................. (7,098,412) (13,445,802)
Class 4 ............................................................. (145,812) (329,902)
Total distributions to shareholders .......................................... (9,980,493) (19,089,270)
Capital share transactions: (Note 2)
Class 1 ............................................................. (357,922) (15,688,037)
Class 2 ............................................................. 4,058,324 (8,150,495)
Class 4 ............................................................. (368,247) (515,345)
Total capital share transactions ............................................ 3,332,155 (24,353,877)
Net increase (decrease) in net assets ................................... 19,368,653 1,280,504
Net assets:
Beginning of period ..................................................... 335,786,682 334,506,178
End of period .......................................................... $355,155,335 $335,786,682

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Developing Markets VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Templeton Developing Markets VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only
to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, the Fund received
$178,960 in U.S. Government and Agency securities as
collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The
Fund cannot repledge or resell these securities received
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and, if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 405,945 $5,142,787 551,169 $5,176,244
Shares issued in reinvestment of distributions .......... 221,740 2,736,269 605,880 5,313,565
Shares redeemed ............................... (654,250) (8,236,978) (2,564,863) (26,177,846)
Net increase (decrease) .......................... (26,565) $(357,922) (1,407,814) $(15,688,037)
Class 2 Shares:
Shares sold ................................... 1,554,849 $19,423,789 3,773,009 $36,677,695
Shares issued in reinvestment of distributions .......... 579,935 7,098,412 1,543,720 13,445,802
Shares redeemed ............................... (1,799,859) (22,463,877) (6,223,836) (58,273,992)
Net increase (decrease) .......................... 334,925 $4,058,324 (907,107) $(8,150,495)
Class 4 Shares:
Shares sold ................................... 20,206 $255,704 25,280 $230,224
Shares issued in reinvestment of distributions .......... 11,826 145,812 37,660 329,902
Shares redeemed ............................... (61,777) (769,763) (110,712) (1,075,471)
Net increase (decrease) .......................... (29,745) $(368,247) (47,772) $(515,345)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
For the period ended June 30, 2021, the annualized gross effective administrative fee rate was 1.050% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4 respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $1,250,033 $25,520,372 $(22,242,078) $— $— $4,528,327 4,528,327 $59
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $518,425 $2,664,748 $(2,941,348) $ — $ — $241,825 241,825 $6
Total Affiliated Securities .... $1,768,458 $28,185,120 $(25,183,426) $— $— $4,770,152 $65
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
At June 30, 2021, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$32,362,543 and $39,312,955, respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$241,825 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund's portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At June 30, 2021, the Fund had 6.6% of its net assets invested in Russia.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $209,232,150
Unrealized appreciation ........................................................................ $169,614,827
Unrealized depreciation ........................................................................ (21,768,991)
Net unrealized appreciation (depreciation) .......................................................... $147,845,836

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 13,281,297 $ — $ — $ 13,281,297
Cambodia ............................ — 1,322,916 — 1,322,916
China ............................... 14,201,598 82,918,829 4,375,628 101,496,055
Hungary ............................. — 2,705,854 — 2,705,854
India ................................ — 23,057,856 — 23,057,856
Indonesia ............................ — 2,016,834 — 2,016,834
Mexico .............................. 5,956,776 — — 5,956,776
Pakistan ............................. 784,676 — — 784,676
Peru ................................ 807,377 — — 807,377
Philippines ........................... 758,688 — — 758,688
Russia .............................. 6,996,538 16,607,108 — 23,603,646
South Africa .......................... 2,557,913 13,538,876 — 16,096,789
South Korea .......................... — 79,890,553 — 79,890,553
Taiwan .............................. — 58,366,147 — 58,366,147
Thailand ............................. — 4,010,915 — 4,010,915
United Kingdom ....................... — 4,843,034 — 4,843,034
United States ......................... 2,120,187 — — 2,120,187

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets:
Investments in Securities:
Preferred Stocks ........................ $ 11,188,234 $ — $ — $ 11,188,234
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 4,770,152 — — 4,770,152
Total Investments in Securities ........... $63,423,436 $289,278,922
b
$4,375,628 $357,077,986
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $289,278,922, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Net
accretion
(amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
China ........... $ — $ — $ — $ 7,080,740 $ — $ — $ — $ (2,705,112) $ 4,375,628 $ (2,705,112)
Escrows and Litigation
Trusts ........... —
b
— — — — — — — —
b
—
Total Investments in Securities . $— $— $— $7,080,740 $— — — (2,705,112) $4,375,628 $(2,705,112)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stock:
China
.....................
$4,375,628 Discount to last traded
price
Discount 40.0% Decrease
b
All other investments
...........
—
c
Total $4,375,628
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
c
Includes securities determined to have no value at June 30, 2021.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $1,096,318 of foreign taxes paid and $6,344,338 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 2020.

Semiannual Report
Templeton Foreign VIP Fund
This semi annual report for Templeton Foreign VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a +9.47% total return* for the six-month period ended June 30, 2021.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Templeton Foreign VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of issuers located outside the U.S.,
including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments; investments in developing markets involve
heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and
can reduce returns. Because the Fund may invest at least a
significant portion of its assets in companies in a specific region, including Europe, it is subject to greater risks of
adverse developments in that region and/or the surrounding
regions than a fund that is more broadly diversified
geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from
the European Union may increase market volatility.
Derivatives, including currency management strategies,
involve costs and can create economic leverage in the
portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The
Fund may not achieve the anticipated benefits, and may
realize losses when a counterparty fails to perform as
promised. The Fund is actively managed but there is no
guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI) ex
USA Index-NR, posted a +9.16% total return for the period
under review.
1
Also in comparison, the Fund’s former
benchmark, the MSCI ACWI ex USA Index, posted a +9.45%
total return for the same period. The MSCI ACWI ex USA
Index-NR (net of taxes on dividends) is replacing the MSCI
ACWI ex USA Index (gross of taxes on dividends) because
the investment manager believes the composition of the
MSCI ACWI ex USA Index-NR provides a more consistent
basis for comparison relative to the Fund’s peers.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +12.30% total
return for the six months ended June 30, 2021.
1
Global
equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Geographic Composition
6/30/21
% of Total
Net Assets
Asia 49.8%
Europe 40.8%
Latin America & Caribbean 1.8%
North America 1.5%
Short-Term Investments & Other Net Assets 6.1%

Templeton Foreign VIP Fund

Semiannual Report
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
Investment Strategy
When choosing equity investments for the Fund, we
apply a bottom-up, value-oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. Our analysis
includes an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, price/cash flow
ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives to seek to hedge (protect) against currency risks.
The Fund may also use a variety of equity-related derivatives for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways.
Manager’s Discussion
During the six months under review, key contributors to
the Fund’s performance relative to the MSCI ACWI ex
USA Index-NR included stock selection in the industrials,
consumer discretionary and real estate sectors.
Within industrials, Japanese industrial equipment firm
Hitachi’s shares rallied as the firm made progress with
its ongoing restructuring initiatives. Hitachi’s information technology business also continued to perform well, and we
believe it could benefit from increasing demand for digital
transformation. In our view, Hitachi is an underappreciated
Japanese restructuring story with vastly improved
governance, value accretive divestments and merger and
acquisition activities, as well as improving profitability and business mix. Overall, Hitachi is continuing to evolve into
a more simplified, higher-return company generating more
stable cash flows. Based on our long-term fundamental
expectations, we continue to believe the stock is significantly undervalued at recent levels.
In the consumer discretionary sector, our investment in
Japanese automobile manufacturer Isuzu Motors contributed
to relative results. In the real estate sector, our holding in
Hong Kong-based property developer and manager CK
Asset Holdings benefited results.
Other notable contributors to relative performance included
our off-benchmark position in Netherlands-based chipmaker
NXP Semiconductors, which has operations in China, and
our investment in Luxembourg-based steelmaking company
ArcelorMittal. NXP Semiconductors’ shares gained positive
momentum following a strong earnings report and guidance
upgrade at the end of April 2021. Both revenues and
earnings exceeded expectations as COVID-related supply
backlogs coincided with surging chip demand from the firm’s
main automotive clients. We continue to like NXP for reasons that are both specific to the company (margin improvement,
capital return, exposure to growing end markets) and
related to the industry (increased semiconductor content in
automobiles, industrial equipment and internet-connected
devices). Although there is some cyclicality in the company’s
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 4.8%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 4.0%
Semiconductors & Semiconductor Equipment,
Taiwan
Hitachi Ltd. 3.5%
Industrial Conglomerates, Japan
NXP Semiconductors NV 3.1%
Semiconductors & Semiconductor Equipment,
China
Alibaba Group Holding Ltd. 3.0%
Internet & Direct Marketing Retail, China
Bayer AG 2.6%
Pharmaceuticals, Germany
Takeda Pharmaceutical Co. Ltd. 2.4%
Pharmaceuticals, Japan
CK Hutchison Holdings Ltd. 2.3%
Industrial Conglomerates, United Kingdom
KB Financial Group, Inc. 2.1%
Banks, South Korea
BP plc 2.1%
Oil, Gas & Consumable Fuels, United Kingdom

Templeton Foreign VIP Fund

Semiannual Report
intermediate-term demand profile, in our longer-term
view, NXP remains an attractive structural growth story
and interesting portfolio diversifier. ArcelorMittal’s stock performed strongly during the period as global economic
activity continued to recover and steel prices rose due to
recovering demand and tightened industry supply. The
company’s improved financial position and stated strategy
toward increased cash returns further supported investor
sentiment.
In contrast, key detractors from the Fund’s relative
performance included stock selection in the materials,
financials and consumer staples sectors, as well as an
underweighting in the financials sector.
Within materials, our position in Sumitomo Metal Mining
(SMM), Japan’s largest materials company, hindered relative
results. Its stock represents an undervalued play on higher
nickel and copper prices over our investment horizon, driven by supply-and-demand imbalance and an increasing appetite
for electric vehicle battery materials. The stock languished during 2021’s second quarter due to news of increased
nickel supply in Indonesia and uncertainty around the scope
for higher mining taxes and royalties in Chile and Peru, two countries where SMM has stakes in several mining projects.
The stock remains attractively valued, in our analysis, and
remains a core holding in our portfolios.
In the financials sector, our position in India-based thrift and mortgage finance company Housing Development Finance
detracted from relative results. In the consumer staples
sector, our holding in Japan-based beverages manufacturer
Kirin Holdings hurt relative results.
Other key detractors from relative performance included
our holding in South Korea-based electronics products and
semiconductor manufacturer Samsung Electronics and
our off-benchmark position in Netherlands-based energy
equipment and services company SBM Offshore. Samsung
Electronics’ share price declined slightly amid little news
flow. In our view, Samsung remains a key beneficiary
of a demand uptrend in memory chips. Other positive
catalysts include long-term opportunities in the firm’s
foundry business, optionality around capital deployment
and a competitive advantage from being one of the three
semiconductor manufacturers globally that can compete at
the leading edge. Overall, we believe Samsung is a well-run
global technology leader with a strong balance sheet. SBM
Offshore’s share price also declined amid little news flow.
The firm reported broadly in-line results in late May 2021 and confirmed its full-year guidance. Its stock valuation remains compelling, in our analysis. The company continues to have
one of the most fundamentally defensive business models
in a highly cyclical boom-bust sector and represents an
opportunity we believe is significantly misunderstood by the market. We think many investors seem too misfocused on a
balance sheet that looks superficially overleveraged, though the debt at the lease level is non-recourse and associated
with individual lease contracts, with payments matched to
cash flows. We continue to see significant upside potential
for SBM’s stock from recent price levels.
From a geographic perspective, key contributors to the
Fund’s relative performance included stock selection in Asia, notably in China, Japan and Hong Kong. In Europe, stock
selection in the U.K. and France, as well as an overweighting in the Netherlands, benefited relative results. In contrast, stock selection and an underweighting in Canada, as well as
a lack of exposure to the Middle East and Africa, detracted
from relative results.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended June 30, 2021, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment predominantly in securities with non-U.S.
currency exposure.
Thank you for your participation in Templeton Foreign VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Foreign VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration) : Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,094.70 $4.39 $1,020.61 $4.23 0.85%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.57 $14.23 $13.01 $15.80 $13.89 $13.46
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32
c
0.44 0.29 0.30 0.33
Net realized and unrealized gains (losses) 1.13 (0.54) 1.19 (2.64) 2.03 0.62
Total from investment operations ........ 1.29 (0.22) 1.63 (2.35) 2.33 0.95
Less distributions from:
Net investment income .............. (0.29) (0.44) (0.27) (0.44) (0.42) (0.29)
Net realized gains ................. — — (0.14) — — (0.23)
Total distributions ................... (0.29) (0.44) (0.41) (0.44) (0.42) (0.52)
Net asset value, end of period .......... $14.57 $13.57 $14.23 $13.01 $15.80 $13.89
Total return
d
....................... 9.47% (0.92)% 12.84% (15.27)% 17.02% 7.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.86% 0.85% 0.83% 0.82% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.85%
f
0.84% 0.83% 0.81% 0.81%
g
0.78%
Net investment income ............... 2.14% 2.68%
c
3.25% 1.96% 1.99% 2.38%
Supplemental data
Net assets, end of period (000’s) ........ $120,309 $113,317 $121,948 $114,784 $152,684 $133,218
Portfolio turnover rate ................ 15.54% 40.07% 28.52% 21.38% 26.81% 20.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.28 $13.93 $12.74 $15.47 $13.61 $13.20
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.28
c
0.40 0.25 0.26 0.28
Net realized and unrealized gains (losses) 1.12 (0.53) 1.16 (2.58) 1.98 0.62
Total from investment operations ........ 1.25 (0.25) 1.56 (2.33) 2.24 0.90
Less distributions from:
Net investment income .............. (0.26) (0.40) (0.23) (0.40) (0.38) (0.26)
Net realized gains ................. — — (0.14) — — (0.23)
Total distributions ................... (0.26) (0.40) (0.37) (0.40) (0.38) (0.49)
Net asset value, end of period .......... $14.27 $13.28 $13.93 $12.74 $15.47 $13.61
Total return
d
....................... 9.37% (1.16)% 12.53% (15.44)% 16.69% 7.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.11% 1.10% 1.08% 1.07% 1.05%
Expenses net of waiver and payments by
affiliates .......................... 1.10%
f
1.09% 1.08% 1.06% 1.06%
g
1.03%
Net investment income ............... 1.87% 2.42%
c
3.00% 1.71% 1.74% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $1,090,603 $1,084,789 $1,117,813 $1,060,101 $1,394,475 $1,436,518
Portfolio turnover rate ................ 15.54% 40.07% 28.52% 21.38% 26.81% 20.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.54 $14.20 $12.96 $15.71 $13.71 $13.29
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.28
c
0.39 0.24 0.23 0.26
Net realized and unrealized gains (losses) 1.14 (0.55) 1.20 (2.63) 2.03 0.63
Total from investment operations ........ 1.27 (0.27) 1.59 (2.39) 2.26 0.89
Less distributions from:
Net investment income .............. (0.24) (0.39) (0.21) (0.36) (0.26) (0.24)
Net realized gains ................. — — (0.14) — — (0.23)
Total distributions ................... (0.24) (0.39) (0.35) (0.36) (0.26) (0.47)
Net asset value, end of period .......... $14.57 $13.54 $14.20 $12.96 $15.71 $13.71
Total return
d
....................... 9.35% (1.34)% 12.49% (15.54)% 16.62% 7.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.21% 1.20% 1.18% 1.17% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.20%
f
1.19% 1.18% 1.16% 1.16%
g
1.13%
Net investment income ............... 1.75% 2.33%
c
2.90% 1.61% 1.64% 2.03%
Supplemental data
Net assets, end of period (000’s) ........ $100,602 $106,224 $113,681 $125,265 $159,944 $484,763
Portfolio turnover rate ................ 15.54% 40.07% 28.52% 21.38% 26.81% 20.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Foreign VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Aerospace & Defense 2.4%
BAE Systems plc ..................................... United Kingdom 2,629,361 $ 19,001,192
Dassault Aviation SA ................................... France 10,152 11,959,899
30,961,091
Airlines 0.9%
a
International Consolidated Airlines Group SA ................. United Kingdom 4,644,176 11,214,490
Auto Components 3.2%
Continental AG ....................................... Germany 111,315 16,378,173
Toyota Industries Corp. ................................. Japan 147,500 12,756,239
Valeo SA ............................................ France 422,358 12,740,868
41,875,280
Automobiles 5.3%
Bayerische Motoren Werke AG ........................... Germany 205,138 21,749,649
Honda Motor Co. Ltd. .................................. Japan 771,700 24,822,609
Isuzu Motors Ltd. ..................................... Japan 1,765,500 23,429,691
70,001,949
Banks 9.2%
ING Groep NV ....................................... Netherlands 1,186,686 15,753,816
Kasikornbank PCL .................................... Thailand 1,860,000 6,867,228
KB Financial Group, Inc., ADR ........................... South Korea 568,206 28,012,556
Shinhan Financial Group Co. Ltd. ......................... South Korea 619,076 22,277,142
Standard Chartered plc ................................. United Kingdom 4,207,691 26,854,600
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 606,500 20,909,135
120,674,477
Beverages 0.7%
b
Kirin Holdings Co. Ltd. ................................. Japan 438,700 8,562,367
Biotechnology 0.3%
a
Galapagos NV ....................................... Belgium 62,230 4,302,993
Chemicals 2.0%
c
Covestro AG, 144A, Reg S .............................. Germany 256,597 16,592,578
Tosoh Corp. ......................................... Japan 574,100 9,899,992
26,492,570
Construction & Engineering 1.9%
Sinopec Engineering Group Co. Ltd., H ..................... China 11,734,000 7,594,787
Taisei Corp. ......................................... Japan 531,500 17,445,614
25,040,401
Diversified Financial Services 0.6%
EXOR NV ........................................... Netherlands 101,772 8,168,237
Electronic Equipment, Instruments & Components 0.6%
a
Landis+Gyr Group AG .................................. Switzerland 120,834 8,439,256
Energy Equipment & Services 1.5%
b
SBM Offshore NV ..................................... Netherlands 1,267,226 19,281,011
Food & Staples Retailing 1.2%
Sundrug Co. Ltd. ...................................... Japan 502,600 15,976,893
Health Care Providers & Services 2.3%
Fresenius Medical Care AG & Co. KGaA .................... Germany 265,350 22,051,451
Sinopharm Group Co. Ltd., H ............................ China 2,794,800 8,291,387
30,342,838

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.4%
Sony Group Corp. ..................................... Japan 189,200 $ 18,347,858
Industrial Conglomerates 5.8%
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,873,500 30,154,265
Hitachi Ltd. .......................................... Japan 796,900 45,672,202
75,826,467
Insurance 3.1%
AIA Group Ltd. ....................................... Hong Kong 2,117,000 26,262,441
Prudential plc ........................................ United Kingdom 785,351 14,942,994
41,205,435
Interactive Media & Services 0.4%
a
Baidu, Inc., ADR ...................................... China 27,630 5,633,757
Internet & Direct Marketing Retail 4.5%
a
Alibaba Group Holding Ltd. .............................. China 1,383,700 39,232,954
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... Germany 210,573 19,476,199
58,709,153
IT Services 0.6%
a
Amadeus IT Group SA ................................. Spain 104,548 7,370,904
Machinery 1.2%
Komatsu Ltd. ........................................ Japan 655,000 16,228,143
Media 1.5%
a
Informa plc .......................................... United Kingdom 1,217,196 8,459,832
Nippon Television Holdings, Inc. .......................... Japan 338,900 3,953,443
TBS Holdings, Inc. .................................... Japan 441,700 6,804,971
19,218,246
Metals & Mining 5.7%
Alamos Gold, Inc., A ................................... Canada 1,135,752 8,688,503
ArcelorMittal SA ...................................... Luxembourg 658,756 20,282,871
Sumitomo Metal Mining Co. Ltd. .......................... Japan 554,300 21,559,091
Wheaton Precious Metals Corp. .......................... Brazil 544,400 23,993,560
74,524,025
Multi-Utilities 1.7%
E.ON SE ............................................ Germany 1,870,641 21,644,537
Oil, Gas & Consumable Fuels 6.7%
BP plc .............................................. United Kingdom 6,357,681 27,882,958
Cenovus Energy, Inc. .................................. Canada 912,844 8,732,672
Equinor ASA ......................................... Norway 899,949 19,052,023
Galp Energia SGPS SA, B .............................. Portugal 565,429 6,148,238
Royal Dutch Shell plc, B ................................ Netherlands 1,333,243 25,883,846
87,699,737
Pharmaceuticals 7.7%
AstraZeneca plc ...................................... United Kingdom 132,637 15,936,721
Bayer AG ........................................... Germany 552,576 33,596,820
Roche Holding AG .................................... Switzerland 54,982 20,719,315
Takeda Pharmaceutical Co. Ltd. .......................... Japan 933,094 31,317,990
101,570,846
Real Estate Management & Development 3.8%
China Overseas Land & Investment Ltd. .................... China 4,264,000 9,669,086
CK Asset Holdings Ltd. ................................. Hong Kong 3,560,500 24,506,815
Mitsui Fudosan Co. Ltd. ................................ Japan 266,600 6,165,326

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page TF- 24 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Swire Pacific Ltd., A ................................... Hong Kong 1,341,000 $ 9,086,023
49,427,250
Semiconductors & Semiconductor Equipment 8.9%
Infineon Technologies AG ............................... Germany 590,665 23,760,471
NXP Semiconductors NV ............................... China 197,900 40,711,988
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 2,456,000 52,796,978
117,269,437
Technology Hardware, Storage & Peripherals 4.8%
Samsung Electronics Co. Ltd. ............................ South Korea 880,121 62,795,097
Thrifts & Mortgage Finance 2.1%
Housing Development Finance Corp. Ltd. ................... India 822,605 27,439,999
Tobacco 1.8%
Imperial Brands plc .................................... United Kingdom 1,122,761 24,211,552
Total Common Stocks (Cost $967,796,801) .....................................
1,230,456,296
Warrants
Warrants 0.1%
Oil, Gas & Consumable Fuels 0.1%
a
Cenovus Energy, Inc., 1/01/26 ............................ Canada 75,750 409,377
Total Warrants (Cost $255,280) ................................................
409,377
Total Long Term Investments (Cost $968,052,081) ...............................
1,230,865,673
a
Short Term Investments 5.6%
a a
Country Shares
a
Value
a
Money Market Funds 4.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 64,844,912 64,844,912
Total Money Market Funds (Cost $64,844,912) ..................................
64,844,912
a a a a a
f
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,838,734 8,838,734
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $8,838,734) ............................................................
8,838,734
Total Short Term Investments (Cost $73,683,646 ) ................................
73,683,646
a
Total Investments (Cost $1,041,735,727) 99.5% ..................................
$1,304,549,319
Other Assets, less Liabilities 0.5% .............................................
6,965,055
Net Assets 100.0% ...........................................................
$1,311,514,374

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2021. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $36,068,777, representing 2.8% of net assets.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $968,052,081
Cost - Non-controlled affiliates (Note 3e) ........................................................ 73,683,646
Value - Unaffiliated issuers (Includes securities loaned of $8,364,515) ................................. $1,230,865,673
Value - Non-controlled affiliates (Note 3e) ....................................................... 73,683,646
Cash .................................................................................... 30,277
Foreign currency, at value (cost $68,643) ......................................................... 68,644
Receivables:
Capital shares sold ........................................................................ 1,022,507
Dividends ............................................................................... 4,252,909
European Union tax reclaims (Note 1 d ) ......................................................... 13,463,529
Total assets .......................................................................... 1,323,387,185
Liabilities:
Payables:
Investment securities purchased .............................................................. 52
Capital shares redeemed ................................................................... 412,418
Management fees ......................................................................... 878,637
Distribution fees .......................................................................... 259,307
Payable upon return of securities loaned (Note 1 c ) .................................................. 8,838,734
Deferred tax ............................................................................... 1,021,154
Accrued expenses and other liabilities ........................................................... 462,509
Total liabilities ......................................................................... 11,872,811
Net assets, at value ................................................................. $1,311,514,374
Net assets consist of:
Paid-in capital ............................................................................. $1,113,699,417
Total distributable earnings (losses) ............................................................. 197,814,957
Net assets, at value ................................................................. $1,311,514,374
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $120,308,875
Shares outstanding ........................................................................ 8,255,335
Net asset value and maximum offering price per share ............................................. $14.57
Class 2:
Net assets, at value ....................................................................... $1,090,603,073
Shares outstanding ........................................................................ 76,423,936
Net asset value and maximum offering price per share ............................................. $14.27
Class 4:
Net assets, at value ....................................................................... $100,602,426
Shares outstanding ........................................................................ 6,905,469
Net asset value and maximum offering price per share ............................................. $14.57

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $2,195,842)
Unaffiliated issuers ........................................................................ $19,392,765
Non-controlled affiliate s (Note 3e) ............................................................. 2,448
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 33,277
Non-controlled affiliates (Note 3 e ) ............................................................. 391
Other income (Note 1 d ) ...................................................................... 249,913
Total investment income ................................................................... 19,678,794
Expenses:
Management fees (Note 3 a ) ................................................................... 5,318,647
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,378,662
    Class 4 ................................................................................ 182,219
Custodian fees ............................................................................. 52,512
Reports to shareholders ...................................................................... 149,695
Professional fees ........................................................................... 57,913
Trustees' fees and expenses .................................................................. 3,842
Other .................................................................................... 55,775
Total expenses ......................................................................... 7,199,265
Expenses waived/paid by affiliates (Note 3e) ................................................... (34,834)
Net expenses ......................................................................... 7,164,431
Net investment income ................................................................ 12,514,363
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 56,836,572
Foreign currency transactions ................................................................ (418,798)
Net realized gain (loss) .................................................................. 56,417,774
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 50,418,793
Translation of other assets and liabilities denominated in foreign currencies .............................. (466,744)
Change in deferred taxes on unrealized appreciation ............................................... 488,631
Net change in unrealized appreciation (depreciation) ............................................ 50,440,680
Net realized and unrealized gain (loss) ............................................................ 106,858,454
Net increase (decrease) in net assets resulting from operations .......................................... $119,372,817

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Foreign VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,514,363 $28,247,734
Net realized gain (loss) ................................................. 56,417,774 (91,749,700)
Net change in unrealized appreciation (depreciation) ........................... 50,440,680 51,110,547
Net increase (decrease) in net assets resulting from operations ................ 119,372,817 (12,391,419)
Distributions to shareholders:
Class 1 ............................................................. (2,381,077) (3,651,171)
Class 2 ............................................................. (19,729,840) (32,735,824)
Class 4 ............................................................. (1,653,598) (3,189,135)
Total distributions to shareholders .......................................... (23,764,515) (39,576,130)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,291,573) (3,329,454)
Class 2 ............................................................. (73,652,298) 9,474,525
Class 4 ............................................................. (13,480,262) (3,288,883)
Total capital share transactions ............................................ (88,424,133) 2,856,188
Net increase (decrease) in net assets ................................... 7,184,169 (49,111,361)
Net assets:
Beginning of period ..................................................... 1,304,330,205 1,353,441,566
End of period .......................................................... $1,311,514,374 $1,304,330,205

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Foreign VIP Fund

Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Templeton Foreign VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, when EU reclaims are received by the
Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 116,937 $1,724,029 806,359 $9,224,666
Shares issued in reinvestment of distributions .......... 158,422 2,381,077 325,707 3,651,171
Shares redeemed ............................... (370,830) (5,396,679) (1,349,400) (16,205,291)
Net increase (decrease) .......................... (95,471) $(1,291,573) (217,334) $(3,329,454)
Class 2 Shares:
Shares sold ................................... 1,385,319 $19,852,942 11,015,042 $124,442,450
Shares issued in reinvestment of distributions .......... 1,341,254 19,729,840 2,981,404 32,735,824
Shares redeemed ............................... (7,980,279) (113,235,080) (12,535,323) (147,703,749)
Net increase (decrease) .......................... (5,253,706) $(73,652,298) 1,461,123 $9,474,525
Class 4 Shares:
Shares sold ................................... 215,982 $3,139,205 1,219,556 $13,736,529
Shares issued in reinvestment of distributions .......... 110,093 1,653,598 284,490 3,189,135
Shares redeemed ............................... (1,263,333) (18,273,065) (1,669,364) (20,214,547)
Net increase (decrease) .......................... (937,258) $(13,480,262) (165,318) $(3,288,883)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.802% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.810% Over $200 million, up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.750% Over $1.2 billion, up to and including $1.3 billion
0.675% Over $1.3 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, EU reclaims, corporate actions, passive foreign investment company shares and foreign capital gain taxes.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$188,894,270 and $237,500,116, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $120,292,539 $89,253,728 $(144,701,355) $— $— $64,844,912 64,844,912 $2,448
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $131,037,278 $(122,198,544) $ — $ — $8,838,734 8,838,734 $391
Total Affiliated Securities .... $120,292,539 $220,291,006 $(266,899,899) $— $— $73,683,646 $2,839
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,644,309
Long term ................................................................................ 121,820,664
Total capital loss carryforwards ............................................................... $135,464,973
Cost of investments .......................................................................... $1,050,698,957
Unrealized appreciation ........................................................................ $330,730,614
Unrealized depreciation ........................................................................ (76,880,252)
Net unrealized appreciation (depreciation) .......................................................... $253,850,362
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$8,838,734 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 30,961,091 $ — $ 30,961,091
Airlines .............................. — 11,214,490 — 11,214,490
Auto Components ...................... — 41,875,280 — 41,875,280
Automobiles .......................... — 70,001,949 — 70,001,949
Banks ............................... 28,012,556 92,661,921 — 120,674,477
Beverages ........................... — 8,562,367 — 8,562,367
Biotechnology ......................... — 4,302,993 — 4,302,993
Chemicals ........................... — 26,492,570 — 26,492,570
Construction & Engineering ............... — 25,040,401 — 25,040,401
Diversified Financial Services ............. — 8,168,237 — 8,168,237
Electronic Equipment, Instruments &
Components ........................ — 8,439,256 — 8,439,256
Energy Equipment & Services ............. — 19,281,011 — 19,281,011
Food & Staples Retailing ................. — 15,976,893 — 15,976,893
Health Care Providers & Services .......... — 30,342,838 — 30,342,838
Household Durables .................... — 18,347,858 — 18,347,858
Industrial Conglomerates ................ — 75,826,467 — 75,826,467
Insurance ............................ — 41,205,435 — 41,205,435
Interactive Media & Services .............. 5,633,757 — — 5,633,757
Internet & Direct Marketing Retail .......... — 58,709,153 — 58,709,153
IT Services ........................... — 7,370,904 — 7,370,904
Machinery ............................ — 16,228,143 — 16,228,143
Media ............................... — 19,218,246 — 19,218,246
Metals & Mining ....................... 32,682,063 41,841,962 — 74,524,025
Multi-Utilities .......................... — 21,644,537 — 21,644,537
Oil, Gas & Consumable Fuels ............. 8,732,672 78,967,065 — 87,699,737
Pharmaceuticals ....................... — 101,570,846 — 101,570,846
Real Estate Management & Development .... — 49,427,250 — 49,427,250
Semiconductors & Semiconductor Equipment . 40,711,988 76,557,449 — 117,269,437
Technology Hardware, Storage & Peripherals . — 62,795,097 — 62,795,097
Thrifts & Mortgage Finance ............... — 27,439,999 — 27,439,999
Tobacco ............................. — 24,211,552 — 24,211,552
Warrants .............................. 409,377 — — 409,377
Short Term Investments ................... 73,683,646 — — 73,683,646
Total Investments in Securities ........... $189,866,059 $1,114,683,260
a
$— $1,304,549,319
a
Includes foreign securities valued at $1,114,683,260, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $679,423 of foreign taxes paid and $17,597,243 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 2020.

TGB-1
Semiannual Report
Templeton Global Bond VIP Fund
This semi annual report for Templeton Global Bond VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a -2.62 % total return* for the six-month period ended June 30, 2021.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

TGB-2
Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Templeton Global Bond VIP Fund
Fund Goal and Main Investments
The Fund seeks high current income, consistent with
preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Foreign
securities involve special risks, including currency
fluctuations and economic and political uncertainties.
Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Sovereign debt securities
are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be
unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due.
Adverse conditions in a certain region or country can
adversely affect securities of issuers in other countries
whose economies appear to be unrelated. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with these
markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support
securities market. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the J.P. Morgan
Global Government Bond Index posted a -4.64% total return
and the FTSE World Government Bond Index posted a
-4.75% total return for the same period.
1
Economic and Market Overview
Sovereign bond yields rose across much of the world during
the first three months of the six-month period ended June 30,
2021, as vaccine distributions, ongoing stimulus measures
and optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. Sovereign bond
yields also notably rose in the U.K., Canada, Australia,
Sweden and Norway. In emerging markets, yields rose in
India, Indonesia, Thailand, Brazil, Mexico, Chile, Colombia
and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined. Conditions were
somewhat different in corporate credit sectors as U.S.
investment-grade credit tiers initially saw negative returns on rate pressures, while high-yield credit tiers performed better, benefiting from greater spread cushioning. Investment-grade
corporate credits returned to positive performance in April,
May and June, modestly outpacing similar positive returns in the high-yield credit tiers.
Geographic Composition
6/30/21
% of Total
Net Assets
Asia 32.8%
North America 20.9%
Latin America & Caribbean 16.6%
Europe 3.8%
Middle East & Africa 1.7%
Other 0.5%
Short-Term Investments & Other Net Assets 23.7%

Templeton Global Bond VIP Fund
TGB-3
Semiannual Report
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
That trend reversed in April and May as the USD broadly
depreciated, before returning to a strengthening pattern
in June. On the whole, the USD finished the six-month
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the Singapore dollar 1.78%, the South Korean won
3.71% and the Japanese yen 7.05%. In Europe, the euro
depreciated 2.93% against the USD. The Norwegian krone
appreciated 2.60% against the euro, and the Canadian
dollar appreciated 5.71%. The Swedish krona depreciated
0.96% against the euro. In Latin America, the Brazilian real appreciated 4.38% against the USD, while the Mexican peso
depreciated 0.25%, the Colombian peso 8.79% and the
Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks affected areas of Europe in March and April. Novel coronavirus
(COVID-19) infection levels peaked in January in the U.S.
and Europe before declining in February and plateauing in
March. Cases continued to trend lower in April, May and
June. Governments continued to struggle with balancing
the needs of their economies with the health of their citizens during much of the first half of the period before higher
vaccination rates and lower case levels enabled many
regions to progressively reopen their economies in the
second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached
the end of their rate-cutting cycles, with several banks
beginning to pivot towards plans for policy normalization.
The Bank of Canada began tapering its asset purchases in
April and indicated that interest rates could be raised in the second half of 2022. The Bank of England headed towards
concluding its quantitative easing program by the end of
2021. Norges Bank (Norway) indicated that a rate hike could
arrive in the second half of 2021. Riksbank (Sweden) was
on pace to wind down its asset purchase program in 2021
but intended to keep rates on hold at 0% for the foreseeable future. The Reserve Bank of New Zealand intended to end
its asset purchases by September and begin hiking rates by
mid-2022. Other developed market central banks—including
the U.S. Federal Reserve (Fed), the European Central Bank
(ECB) and the Bank of Japan (BOJ)—had not yet signaled a
normalization schedule as of the end of June.
In emerging markets, several countries faced persistent
inflation pressures that may force a faster tightening
response from their central banks. Notably, Brazil’s central bank hiked rates 75 bps three times during the period
(March, May and June) to 4.25%, and Mexico’s central bank
hiked its policy rate 25 bps in June to 4.25%, its first rate hike since December 2018. Other countries indicated they
may begin pursuing tightening policies in the second half of
2021.

Templeton Global Bond VIP Fund
TGB-4
Semiannual Report
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to
2.2% for 2021, from the prior estimate of 1.8%. However,
Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for no hikes until 2024 at the March meeting. In June, 13 of 18 Fed officials indicated expectations for a rate hike by the end of
2023, with 11 indicating expectations for two hikes. Seven
officials indicated expectations for at least one hike by the end of 2022. Powell cautioned that the dot surveys do not
reflect forward guidance from the committee and that any
discussion about raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued
to purchase “at least $80 billion per month” in USTs and
“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The ECB kept monetary policy unchanged at each of
its policy meetings during the period, leaving the main
refinancing operations rate at 0.0%, and the main deposit
facility rate at -0.5%. In March, the ECB announced that it
would accelerate the pace of its bond purchases under the
Pandemic Emergency Purchase Programme (PEPP). In
June, it recommitted to those levels, stating that the pace
and volume of bond purchases under the PEPP would
“continue to be conducted at a significantly higher pace than during the first months of the year.” The PEPP is currently
scheduled to run through March 2022 and has around €700
billion in capacity remaining of its total €1.85 trillion size.
The ECB raised its 2021 growth forecast for the EA to 4.6%
at its June meeting, describing conditions as “balanced”
and removing prior comments that risks were “titled to the
downside.”
The ECB also increased its 2021 inflation forecast for the
EA to 1.9% (harmonized index of consumer prices) from
1.5%. ECB President Christine Lagarde commented in June
that inflation remained distant from the ECB’s target and is expected to diminish in 2022. Lagarde warned that monetary
tightening would jeopardize the economic recovery and the
inflation outlook.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we monitor various
factors including changes in interest rates, currency
exchange rates and credit risks. We seek to manage the
Fund’s exposure to various currencies and regularly enter
into various currency-related derivative instruments, such
as currency and cross-currency forwards, currency and
currency index futures contracts and currency options.

Templeton Global Bond VIP Fund
TGB-5
Semiannual Report
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, particularly in areas of Asia that
appeared to be at the forefront of the global economic
recovery. The Fund was focused on three core themes
during the six-month period: (1) weakness in the euro and
USD, on excessive fiscal and monetary policies in Europe
and the U.S., against currencies in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD and the euro. We held notable
exposures to the Chinese yuan, the South Korean won, the
Indian rupee and the Indonesian rupiah against the USD.
We added exposure to the Singapore dollar in April and the
New Zealand dollar in June. In Europe, we held exposures in
the Norwegian krone and Swedish krona against the euro. In
the Americas, we held long exposure to the Canadian dollar
against the euro, and long exposures to the Colombian
peso and Brazilian real against the USD. In May, we added
exposure to the Chilean peso against the USD. During the
period, we used currency forwards and currency options to
actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
We saw pockets of value in certain USD-denominated
sovereign credits, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, the Fund’s net-positive position in the Japanese yen detracted from absolute performance, as did currency
positions in Latin America and Asia ex-Japan. The Fund
maintained a defensive approach regarding interest rates
in developed markets, while holding duration exposures
in select emerging markets. Select duration exposures in
Latin America (Argentina) and Africa (Ghana) contributed to
absolute results.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies. Currency positions detracted from relative results, while sovereign credit exposures had a largely neutral
effect. The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets. Select underweighted
duration exposures in Europe contributed to relative
performance, as did underweighted duration exposure in
the U.S. Select overweighted duration exposures in Latin
America (Argentina) and Africa (Ghana) also contributed to
relative results. Among currencies, the Fund’s overweighted
position in the Japanese yen during most of the period
detracted from relative performance, as did overweighted
currency positions in Latin America and Asia ex-Japan.
However, the Fund’s underweighted exposure to the euro
contributed to relative results.
Thank you for your participation in Templeton Global Bond
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Global Bond VIP Fund
TGB-6
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $973.77 $2.44 $1,022.33 $2.50 0.50%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-7
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.49 $16.63 $17.54 $17.17 $16.85 $16.34
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.52 0.89 0.88 0.83 0.62
Net realized and unrealized gains (losses) (0.62) (1.31) (0.54) (0.51) (0.46) (0.10)
Total from investment operations ........ (0.38) (0.79) 0.35 0.37 0.37 0.52
Less distributions from:
Net investment income and net foreign
currency gains .................... — (1.35) (1.26) — — —
Net realized gains ................. — — — — (0.05) (0.01)
Tax return of capital ................ — (—)
c
— — — —
Total distributions ................... — (1.35) (1.26) — (0.05) (0.01)
Net asset value, end of period .......... $14.11 $14.49 $16.63 $17.54 $17.17 $16.85
Total return
d
....................... (2.62)% (4.73)% 1.89% 2.15% 2.15% 3.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.51% 0.51% 0.53% 0.56% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.46% 0.44% 0.47% 0.46% 0.48%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.50%
f
0.45% 0.42% 0.45% 0.46%
f
0.48%
f
Net investment income ............... 3.41% 3.43% 5.22% 5.09% 4.81% 3.88%
Supplemental data
Net assets, end of period (000’s) ........ $225,124 $224,704 $322,794 $285,046 $286,502 $241,792
Portfolio turnover rate ................ 18.33% 52.84% 22.58% 18.22% 37.97% 59.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-8
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.82 $15.91 $16.83 $16.51 $16.25 $15.80
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.46 0.82 0.81 0.76 0.56
Net realized and unrealized gains (losses) (0.60) (1.24) (0.53) (0.49) (0.45) (0.10)
Total from investment operations ........ (0.39) (0.78) 0.29 0.32 0.31 0.46
Less distributions from:
Net investment income and net foreign
currency gains .................... — (1.31) (1.21) — — —
Net realized gains ................. — — — — (0.05) (0.01)
Tax return of capital ................ — (—)
c
— — — —
Total distributions ................... — (1.31) (1.21) — (0.05) (0.01)
Net asset value, end of period .......... $13.43 $13.82 $15.91 $16.83 $16.51 $16.25
Total return
d
....................... (2.82)% (4.92)% 1.63% 1.94% 1.93% 2.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.76% 0.75% 0.78% 0.81% 0.78% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.71% 0.69% 0.72% 0.71% 0.73%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.75%
f
0.70% 0.67% 0.70% 0.71%
f
0.73%
f
Net investment income ............... 3.16% 3.16% 4.97% 4.84% 4.56% 3.63%
Supplemental data
Net assets, end of period (000’s) ........ $1,964,221 $2,022,487 $2,389,610 $2,544,900 $2,730,081 $2,812,535
Portfolio turnover rate ................ 18.33% 52.84% 22.58% 18.22% 37.97% 59.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-9
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.17 $16.27 $17.19 $16.88 $16.62 $16.18
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.46 0.82 0.81 0.76 0.56
Net realized and unrealized gains (losses) (0.61) (1.27) (0.55) (0.50) (0.45) (0.11)
Total from investment operations ........ (0.40) (0.81) 0.27 0.31 0.31 0.45
Less distributions from:
Net investment income and net foreign
currency gains .................... — (1.29) (1.19) — — —
Net realized gains ................. — — — — (0.05) (0.01)
Tax return of capital ................ — (—)
c
— — — —
Total distributions ................... — (1.29) (1.19) — (0.05) (0.01)
Net asset value, end of period .......... $13.77 $14.17 $16.27 $17.19 $16.88 $16.62
Total return
d
....................... (2.82)% (5.00)% 1.48% 1.84% 1.76% 2.87%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.86% 0.85% 0.88% 0.91% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.81% 0.79% 0.82% 0.81% 0.83%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.85%
f
0.80% 0.77% 0.80% 0.81%
f
0.83%
f
Net investment income ............... 3.06% 3.06% 4.87% 4.74% 4.46% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $77,148 $76,771 $90,272 $94,312 $98,934 $96,798
Portfolio turnover rate ................ 18.33% 52.84% 22.58% 18.22% 37.97% 59.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Global Bond VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-10
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 55.4%
Argentina 2.0%
a,b
Argentina BONCER ,
Index Linked, 1%, 8/05/21 ........ 249,130,883 ARS $ 1,486,902
Index Linked, 1.2%, 3/18/22 ....... 2,455,117,453 ARS 14,569,772
Index Linked, 1.3%, 9/20/22 ....... 21,183,218 ARS 124,140
Index Linked, 1.4%, 3/25/23 ....... 1,691,875,461 ARS 9,659,776
Index Linked, 1.5%, 3/25/24 ....... 1,523,527,863 ARS 8,259,252
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.104%, (ARS
BADLAR + 2%), 4/03/22 ......... 24,036,000 ARS 137,730
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 820,823,000 ARS 4,602,703
16%, 10/17/23 ................. 884,455,900 ARS 3,216,712
15.5%, 10/17/26 ................ 1,668,306,000 ARS 3,962,633
46,019,620
Brazil 1.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 41,020,000 BRL 8,738,317
10%, 1/01/27 .................. 17,680,000 BRL 3,787,342
10%, 1/01/29 .................. 17,690,000 BRL 3,801,556
10%, 1/01/31 .................. 28,220,000 BRL 6,019,799
22,347,014
Colombia 3.4%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 98,818
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 183,478
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 17,524,600,000 COP 4,826,943
B, 10%, 7/24/24 ................ 67,868,000,000 COP 20,627,945
B, 6.25%, 11/26/25 .............. 32,036,000,000 COP 8,663,013
B, 7.5%, 8/26/26 ............... 96,649,700,000 COP 27,297,950
B, 5.75%, 11/03/27 .............. 22,036,000,000 COP 5,627,555
B, 6%, 4/28/28 ................. 29,113,600,000 COP 7,457,799
B, 7.75%, 9/18/30 .............. 8,450,000,000 COP 2,350,121
77,133,622
Ghana 1.7%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 1,190,000 GHS 203,382
18.75%, 1/24/22 ................ 26,990,000 GHS 4,673,944
17.6%, 11/28/22 ................ 520,000 GHS 90,160
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 574,721
19%, 9/18/23 .................. 150,000 GHS 26,760
18.85%, 9/28/23 ................ 2,790,000 GHS 497,893
19.25%, 11/27/23 ............... 1,350,000 GHS 242,591
Senior Note, 17.7%, 3/18/24 ...... 1,080,000 GHS 187,704
19.75%, 3/25/24 ................ 26,840,000 GHS 4,861,416
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 118,911
19%, 11/02/26 ................. 80,510,000 GHS 14,090,081
19.75%, 3/15/32 ................ 80,510,000 GHS 14,189,838
39,757,401

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-11
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.4%
India Government Bond ,
8.2%, 2/15/22 ................. 500,000,000 INR $ 6,903,524
6.84%, 12/19/22 ................ 98,000,000 INR 1,366,716
7.16%, 5/20/23 ................ 133,700,000 INR 1,880,635
8.83%, 11/25/23 ................ 1,468,100,000 INR 21,467,893
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 4,159,252
8.2%, 9/24/25 ................. 297,100,000 INR 4,357,441
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR 32,495,534
7.59%, 1/11/26 ................. 1,629,000,000 INR 23,381,085
7.27%, 4/08/26 ................ 214,000,000 INR 3,040,000
99,052,080
Indonesia 9.8%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 244,849,000,000 IDR 17,415,856
FR35, Senior Bond, 12.9%, 6/15/22 . 71,229,000,000 IDR 5,346,203
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 10,877,478
FR63, 5.625%, 5/15/23 .......... 289,067,000,000 IDR 20,420,092
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 17,165,682
FR39, 11.75%, 8/15/23 .......... 5,491,000,000 IDR 433,861
FR70, 8.375%, 3/15/24 .......... 53,132,000,000 IDR 4,007,875
FR44, 10%, 9/15/24 ............. 4,454,000,000 IDR 350,174
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 43,423,419
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,886,657
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR 98,501,892
221,829,189
Mexico 10.2%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 7.25%, 12/09/21 ... 1,301,510,000 MXN 65,914,754
M, 6.5%, 6/09/22 ............... 2,147,994,000 MXN 108,818,204
M, Senior Note, 6.75%, 3/09/23 .... 229,144,000 MXN 11,711,839
M, Senior Bond, 8%, 12/07/23 ..... 836,490,000 MXN 44,002,004
230,446,801
Norway 3.8%
d
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 315,007,000 NOK 37,528,887
144A, Reg S, 3%, 3/14/24 ........ 265,052,000 NOK 32,546,643
144A, Reg S, 1.75%, 3/13/25 ...... 89,312,000 NOK 10,656,702
144A, Reg S, 1.5%, 2/19/26 ....... 52,969,000 NOK 6,269,893
87,002,125
South Korea 18.6%
Korea Monetary Stabilization Bond ,
1.285%, 2/02/22 ................ 33,410,000,000 KRW 29,637,646
Senior Note, 0.87%, 2/02/23 ...... 59,850,000,000 KRW 52,669,588
Senior Note, 0.905%, 4/02/23 ...... 61,390,000,000 KRW 53,974,799
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 77,860,000,000 KRW 69,026,579
3%, 3/10/23 ................... 3,919,000,000 KRW 3,571,224
2.25%, 9/10/23 ................ 88,312,000,000 KRW 79,607,810
0.875%, 12/10/23 ............... 22,287,000,000 KRW 19,485,286
1.875%, 3/10/24 ................ 33,811,000,000 KRW 30,255,160
1.375%, 9/10/24 ................ 75,881,910,000 KRW 66,793,900

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-12
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
3%, 9/10/24 ................... 18,500,000,000 KRW $ 17,109,290
422,131,282
Supranational 0.5%
e
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN 10,295,291
Total Foreign Government and Agency Securities (Cost $1,472,838,190) ...........
1,256,014,425
U.S. Government and Agency Securities 20.9%
United States 20.9%
U.S. Treasury Notes ,
1.125%, 9/30/21 ................ 3,497,000 3,506,439
1.5%, 9/30/21 ................. 15,768,000 15,824,832
2.125%, 12/31/21 ............... 3,953,000 3,993,556
1.5%, 10/31/24 ................ 64,160,000 66,217,631
1.5%, 11/30/24 ................. 50,420,000 52,035,016
1.75%, 12/31/24 ................ 22,672,000 23,597,478
2%, 2/15/25 ................... 49,140,000 51,604,678
2.125%, 5/15/25 ................ 58,760,000 62,060,660
2.875%, 5/31/25 ................ 76,680,000 83,260,701
2.625%, 12/31/25 ............... 44,803,000 48,443,244
1.625%, 2/15/26 ................ 24,220,000 25,112,166
2.125%, 5/31/26 ................ 11,063,000 11,735,423
1.625%, 10/31/26 ............... 24,220,000 25,091,352
472,483,176
Total U.S. Government and Agency Securities (Cost $462,077,913) ................
472,483,176
Total Long Term Investments (Cost $1,934,916,103) .............................
1,728,497,601
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 22,983,000 AUD 146,883
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 9,453,000 369,123
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 27,911,000 6,855
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 20.98 MXN, Expires 10/07/21 . 1 62,508,000 667,604
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 15,371,000 32,794

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-13
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 23,397,000 $ 11,618
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 34,580,000 304,427
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 16,875,000 470,664
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 9,033,000 251,941
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 9,033,000 251,941
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 21,864,000 622,571
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 21,864,000 555,498
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 31,535,000 10,922
3,702,841
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 6,388,000 AUD 3
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 45,967,000 AUD 123,112
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 77.45 JPY, Expires 9/14/21 ... 1 20,340,000 AUD 25,423
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 25,550,000 AUD 1,518
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.55 JPY, Expires 9/14/21 ... 1 38,709,000 AUD 154,849
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 40,680,000 AUD 489,983
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.66 JPY, Expires 9/14/21 ... 1 87,181,000 AUD 784,343
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 41,892,000 1,311

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-14
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 34,913,000 $ 68,778
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 11,528,000 23,271
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 8,189,000 13,441
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 16,398,000 71,551
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.58 MXN, Expires 10/07/21 . 1 30,864,000 259,338
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 19.59 MXN, Expires 9/03/21 .. 1 31,654,000 210,254
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 4,517,000 59,655
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 8,437,000 111,426
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 4,517,000 59,655
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 16,398,000 170,065
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 14,780,000 854,060
3,482,036
Total Options Purchased (Cost $16,956,898) ....................................
7,184,877
Short Term Investments 21.8%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 11.4%
Argentina 0.2%
a,b,f
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 9/13/21 ............ 141,577,316 ARS 838,364
Index Linked, 2/28/22 ............ 205,019,790 ARS 1,201,812
Index Linked, 4/18/22 ............ 588,251,810 ARS 3,435,393
5,475,569
Brazil 2.3%
f
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 71,110,000 BRL 11,812,692

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-15
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil (continued)
f
Brazil Letras do Tesouro Nacional,
(continued)
7/01/24 ...................... 248,380,000 BRL $ 39,535,540
51,348,232
Japan 4.5%
f
Japan Treasury Bills ,
7/19/21 ...................... 290,700,000 JPY 2,617,045
8/10/21 ...................... 1,179,000,000 JPY 10,614,683
9/13/21 ...................... 906,500,000 JPY 8,162,126
11/22/21 ..................... 4,069,650,000 JPY 36,651,514
12/20/21 ..................... 4,837,300,000 JPY 43,569,542
101,614,910
Singapore 4.4%
f
Singapore Treasury Bills ,
7/16/21 ...................... 45,410,000 SGD 33,765,024
8/13/21 ...................... 6,460,000 SGD 4,802,454
8/20/21 ...................... 43,100,000 SGD 32,039,507
8/24/21 ...................... 40,540,000 SGD 30,135,573
100,742,558
Total Foreign Government and Agency Securities (Cost $263,553,212) ............
259,181,269
U.S. Government and Agency Securities 2.8%
United States 2.8%
f
U.S. Treasury Bills, 8/03/21 ......... 64,460,000 64,457,530
Total U.S. Government and Agency Securities (Cost $64,459,291) .................
64,457,530
Industry Shares
Money Market Funds 7.6%
United States 7.6%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 171,901,075 171,901,075
Total Money Market Funds (Cost $171,901,075) .................................
171,901,075
a a a a a
Total Short Term Investments (Cost $499,913,578 ) ...............................
495,539,874
a a a
a
Total Investments (Cost $2,451,786,579) 98.4% ..................................
$2,231,222,352
Options Written (0.3)% .......................................................
(7,431,765)
Other Assets, less Liabilities 1.9% .............................................
42,702,655
Net Assets 100.0% ...........................................................
$2,266,493,242
a a a
a
Number of
Contracts
Notional
Amount
#
i
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 22,983,000 AUD (675,225)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-16
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
i
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 85.74 JPY, Expires 9/14/21 ... 1 58,121,000 AUD $ (182,822)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 41,892,000 (583,332)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.10 MXN, Expires 9/03/21 .. 1 31,654,000 (178,996)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 14,780,000 (57,261)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.61 MXN, Expires 10/07/21 . 1 31,254,000 (90,217)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 15,371,000 (5,661)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 5,849,000 (290)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 22,150,000 (46,773)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 16,398,000 (1,021)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 16,398,000 (312)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 10,512,000 (6,353)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 4,517,000 (33,634)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 4,517,000 (33,633)
(1,895,530)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 22,983,000 AUD (15,342)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 25,550,000 AUD (210)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 61,082,000 AUD (333,901)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-17
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
i
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.56 JPY, Expires 9/14/21 ... 1 43,591,000 AUD $ (175,052)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.09 JPY, Expires 9/14/21 ... 1 19,354,000 AUD (140,203)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 9,453,000 (6,492)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 13,980,000 (41)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.05 MXN, Expires 10/07/21 . 1 30,864,000 (88,971)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.32 MXN, Expires 10/07/21 . 1 56,224,000 (287,266)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 34,913,000 (407,047)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 23,056,000 (245,294)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 16,398,000 (795,357)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 16,398,000 (1,172,359)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 16,875,000 (902,502)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 9,033,000 (483,099)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 9,033,000 (483,099)
(5,536,235)
Total Options Written (Premiums received $10,250,539) ..........................
$ (7,431,765)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-18
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 862,040,000 1,186,566 7/01/21 $ — $ (12,732)
Chilean Peso ...... JPHQ Sell 862,040,000 1,162,547 7/01/21 — (11,287)
Chilean Peso ...... GSCO Buy 1,056,100,000 1,456,690 7/02/21 — (18,606)
Chilean Peso ...... GSCO Sell 1,056,100,000 1,434,918 7/02/21 — (3,165)
Chilean Peso ...... JPHQ Buy 1,697,900,000 2,341,091 7/02/21 — (29,073)
Chilean Peso ...... JPHQ Sell 1,697,900,000 2,289,756 7/02/21 — (22,262)
Chilean Peso ...... JPHQ Buy 2,963,390,000 4,125,704 7/06/21 — (90,915)
Chilean Peso ...... JPHQ Sell 2,963,390,000 4,023,612 7/06/21 — (11,177)
Mexican Peso ...... CITI Buy 985,173,000 49,675,426 7/08/21 — (294,040)
Mexican Peso ...... CITI Sell 985,173,000 45,889,746 7/08/21 — (3,491,641)
Indian Rupee ...... HSBK Buy 241,380,400 3,221,197 7/12/21 20,870 —
Australian Dollar .... JPHQ Sell 5,931,544 451,307,483 JPY 7/13/21 — (384,621)
Japanese Yen ...... JPHQ Sell 472,283,477 5,931,544 AUD 7/13/21 195,775 —
Chinese Yuan ...... CITI Buy 125,329,450 19,205,224 7/14/21 154,615 —
Chilean Peso ...... GSCO Buy 1,956,400,000 2,709,207 7/15/21 — (46,134)
Euro ............. DBAB Sell 13,568,350 138,688,215 SEK 7/15/21 114,025 —
South Korean Won .. CITI Buy 8,470,100,000 7,578,152 7/21/21 — (82,697)
Singapore Dollar .... MSCO Buy 4,660,000 3,508,957 7/22/21 — (43,715)
South Korean Won .. JPHQ Buy 8,539,200,000 7,657,483 7/22/21 — (100,923)
South Korean Won .. JPHQ Buy 8,365,800,000 7,499,664 7/26/21 — (96,726)
Euro ............. CITI Sell 4,519,702 7,054,790 CAD 8/03/21 326,646 —
Euro ............. HSBK Sell 50,388,544 78,404,584 CAD 8/03/21 3,442,635 —
Chilean Peso ...... GSCO Buy 6,050,669,723 8,422,641 8/06/21 — (191,298)
Euro ............. CITI Sell 20,106,927 2,646,976,443 JPY 8/06/21 — (26,953)
Chilean Peso ...... GSCO Buy 1,056,100,000 1,434,178 8/09/21 2,430 —
Australian Dollar .... CITI Sell 2,393,000 202,124,745 JPY 8/10/21 25,551 —
Mexican Peso ...... CITI Sell 96,651,200 4,750,939 8/13/21 — (71,010)
Australian Dollar .... MSCO Sell 34,166,000 26,604,039 8/16/21 981,163 —
Chilean Peso ...... GSCO Buy 3,439,478,985 4,870,817 8/16/21 — (192,975)
Chilean Peso ...... GSCO Buy 3,292,433,571 4,653,881 8/17/21 — (176,141)
Chilean Peso ...... JPHQ Buy 6,650,900,000 9,331,231 8/17/21 — (285,947)
Euro ............. JPHQ Sell 13,349,845 16,142,686 8/23/21 293,928 —
Mexican Peso ...... CITI Sell 539,656,000 24,938,584 8/23/21 — (1,950,767)
Euro ............. CITI Sell 15,587,141 2,000,157,581 JPY 8/24/21 — (491,504)
Japanese Yen ...... CITI Buy 990,030,000 9,397,050 8/24/21 — (480,692)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(f) .
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 12 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $87,002,125, representing 3.8% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 3(e) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-19
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... CITI Sell 990,030,000 9,036,089 8/24/21 $ 119,730 $ —
Euro ............. BOFA Sell 1,336,000 1,639,816 8/25/21 53,670 —
Euro ............. MSCO Sell 30,744,500 37,728,574 8/27/21 1,226,142 —
Chilean Peso ...... GSCO Buy 4,501,164,023 6,182,651 9/01/21 — (63,476)
Mexican Peso ...... CITI Sell 861,862,000 42,727,354 9/01/21 — (166,848)
Indian Rupee ...... JPHQ Buy 205,911,800 2,737,497 9/07/21 8,948 —
Indian Rupee ...... CITI Buy 200,059,600 2,660,544 9/08/21 7,499 —
Indian Rupee ...... JPHQ Buy 266,347,200 3,564,031 9/08/21 — (11,961)
Indian Rupee ...... CITI Buy 241,153,200 3,253,770 9/09/21 — (38,110)
Chinese Yuan ...... BOFA Buy 184,017,140 28,648,603 9/10/21 — (342,453)
Chinese Yuan ...... CITI Buy 284,452,570 44,280,509 9/10/21 — (525,035)
Chinese Yuan ...... BOFA Buy 220,626,460 34,296,045 9/13/21 — (366,061)
Indian Rupee ...... HSBK Buy 242,055,750 3,278,023 9/13/21 — (52,000)
Chilean Peso ...... GSCO Buy 6,082,809,783 8,382,043 9/15/21 — (116,344)
Euro ............. DBAB Sell 5,298,436 54,526,200 SEK 9/15/21 83,061 —
Euro ............. DBAB Sell 6,199,272 66,742,600 NOK 9/15/21 393,732 —
Mexican Peso ...... MSCO Sell 720,230,800 36,259,920 9/15/21 484,254 —
Euro ............. DBAB Sell 17,057,650 173,360,316 SEK 9/16/21 12,232 —
Euro ............. JPHQ Sell 19,578,885 198,445,700 NOK 9/16/21 — (191,669)
Euro ............. JPHQ Sell 19,009,633 202,667,400 NOK 9/20/21 973,420 —
Japanese Yen ...... JPHQ Buy 1,180,260,000 11,507,883 9/21/21 — (875,466)
Japanese Yen ...... JPHQ Sell 1,180,260,000 10,778,223 9/21/21 145,806 —
Japanese Yen ...... MSCO Buy 9,526,876,470 92,355,861 9/21/21 — (6,532,632)
Japanese Yen ...... MSCO Sell 9,526,876,470 86,971,585 9/21/21 1,148,356 —
New Zealand Dollar . BOFA Buy 10,600,000 7,515,533 9/21/21 — (109,133)
Chilean Peso ...... JPHQ Buy 3,427,420,000 4,617,796 9/24/21 38,265 —
Euro ............. HSBK Sell 25,254,215 3,347,323,238 JPY 9/24/21 152,964 —
Australian Dollar .... CITI Sell 16,628,000 12,601,114 9/28/21 128,729 —
Japanese Yen ...... CITI Buy 1,395,020,320 12,607,504 9/28/21 — (39,547)
Chilean Peso ...... GSCO Buy 887,130,000 1,209,283 9/29/21 — (4,331)
Euro ............. CITI Sell 67,857,227 8,983,686,158 JPY 9/29/21 311,777 —
Chilean Peso ...... JPHQ Buy 5,487,100,000 7,666,667 9/30/21 — (214,000)
Euro ............. JPHQ Sell 22,781,770 230,077,650 NOK 9/30/21 — (327,004)
Mexican Peso ...... CITI Sell 492,586,500 24,572,808 10/01/21 159,285 —
Chilean Peso ...... JPHQ Buy 2,963,390,000 4,018,210 10/04/21 6,127 —
Chinese Yuan ...... HSBK Buy 135,702,480 20,416,059 10/15/21 406,306 —
Euro ............. DBAB Sell 10,250,931 104,016,200 SEK 10/18/21 — (16,589)
Euro ............. DBAB Sell 10,247,801 104,016,200 SEK 10/19/21 — (13,004)
Euro ............. JPHQ Sell 19,692,104 198,445,700 NOK 10/19/21 — (347,799)
Singapore Dollar .... MSCO Buy 5,880,000 4,405,006 10/21/21 — (32,692)
Euro ............. HSBK Sell 25,253,939 3,185,910,659 JPY 10/25/21 — (1,311,047)
Singapore Dollar .... CITI Buy 4,670,000 3,515,243 10/26/21 — (42,678)
Mexican Peso ...... CITI Sell 492,586,500 24,467,837 11/01/21 160,839 —
Euro ............. BOFA Sell 5,729,854 8,949,000 CAD 11/02/21 404,923 —
Euro ............. HSBK Sell 26,238,721 39,218,884 CAD 11/03/21 432,896 —
Indian Rupee ...... CITI Buy 149,657,200 1,964,779 11/10/21 15,328 —
Euro ............. DBAB Sell 25,089,752 255,476,400 SEK 11/17/21 53,543 —
Chinese Yuan ...... JPHQ Buy 94,285,000 14,452,333 11/22/21 — (21,994)
Euro ............. GSCO Sell 1,230,811 1,508,685 11/22/21 44,367 —
Euro ............. JPHQ Sell 13,349,846 16,345,818 11/24/21 462,491 —
Chinese Yuan ...... JPHQ Buy 109,163,880 16,884,842 12/10/21 — (197,509)
Chinese Yuan ...... JPHQ Buy 188,842,190 29,198,440 12/13/21 — (336,915)
Euro ............. DBAB Sell 27,506,859 277,376,415 SEK 12/13/21 — (268,382)
Chinese Yuan ...... HSBK Buy 136,590,880 21,108,483 12/15/21 — (235,551)
Euro ............. DBAB Sell 25,410,352 257,096,855 SEK 12/16/21 — (148,103)
Euro ............. JPHQ Sell 2,485,319 25,140,000 SEK 12/17/21 — (15,217)
Indian Rupee ...... JPHQ Buy 1,020,100,000 13,589,737 12/20/21 — (159,805)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-20
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . JPHQ Buy 34,910,000 24,903,433 12/20/21 $ — $ (522,848)
New Zealand Dollar . CITI Buy 12,470,000 8,836,865 12/21/21 — (128,065)
New Zealand Dollar . JPHQ Buy 12,470,000 8,816,178 12/21/21 — (107,377)
Chilean Peso ...... GSCO Buy 3,567,150,000 4,821,132 12/23/21 18,858 (9,844)
Indian Rupee ...... JPHQ Buy 205,330,400 2,660,065 1/27/22 29,606 —
Euro ............. DBAB Sell 5,386,204 54,462,600 SEK 6/15/22 — (51,022)
Euro ............. DBAB Sell 6,540,211 66,595,700 NOK 6/15/22 — (102,513)
Euro ............. DBAB Sell 2,971,000 30,252,800 NOK 6/16/22 — (46,641)
Euro ............. DBAB Sell 9,278,905 95,003,000 NOK 6/20/22 — (87,369)
Euro ............. CITI Sell 32,632,111 335,990,000 NOK 6/21/22 — (90,759)
Total Forward Exchange Contracts ................................................... $13,040,792 $(22,876,794)
Net unrealized appreciation (depreciation) ............................................ $(9,836,002)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
See Note 10 regarding other derivative information.
See A bbreviations on page TGB- 37 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-21
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,279,885,504
Cost - Non-controlled affiliates (Note 3e) ........................................................ 171,901,075
Value - Unaffiliated issuers .................................................................. $2,059,321,277
Va lue - Non-controlled affiliates (Note 3e) ....................................................... 171,901,075
Cash .................................................................................... 410,000
Restricted currency, at value (cost $3,375) (Note 1d) ................................................ 3,375
Foreign currency, at value (cost $22,568,484) ...................................................... 22,648,086
Receivables:
Capital shares sold ........................................................................ 904,890
Dividends and interest ..................................................................... 16,542,156
Deposits with brokers for:
OTC derivative contracts .................................................................. 16,942,807
Unrealized appreciation on OTC forward exchange contracts .......................................... 13,040,792
Total assets .......................................................................... 2,301,714,458
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,725,149
Management fees ......................................................................... 850,910
Distribution fees .......................................................................... 428,956
Options written, at value (premiums received $10,250,539) ............................................ 7,431,765
Unrealized depreciation on OTC forward exchange contracts .......................................... 22,876,794
Deferred tax ............................................................................... 1,325,605
Accrued expenses and other liabilities ........................................................... 582,037
Total liabilities ......................................................................... 35,221,216
Net assets, at value ................................................................. $2,266,493,242
Net assets consist of:
Paid-in capital ............................................................................. $2,750,110,202
Total distributable earnings (losses) ............................................................. (483,616,960)
Net assets, at value ................................................................. $2,266,493,242

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-22
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $225,124,269
Shares outstanding ........................................................................ 15,953,606
Net asset value and maximum offering price per share ............................................. $14.11
Class 2:
Net assets, at value ....................................................................... $1,964,221,156
Shares outstanding ........................................................................ 146,221,540
Net asset value and maximum offering price per share ............................................. $13.43
Class 4:
Net assets, at value ....................................................................... $77,147,817
Shares outstanding ........................................................................ 5,603,523
Net asset value and maximum offering price per share ............................................. $13.77

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-23
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3e) ............................................................. $7,559
Interest: (net of foreign taxes of $1,721,381)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 9,143,901
Paid in cash
a
........................................................................... 35,248,863
Total investment income ................................................................... 44,400,323
Expenses:
Management fees (Note 3 a ) ................................................................... 5,234,558
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,465,272
    Class 4 ................................................................................ 134,519
Custodian fees (Note 4 ) ...................................................................... 225,770
Reports to shareholders ...................................................................... 182,112
Professional fees ........................................................................... 57,298
Trustees' fees and expenses .................................................................. 7,935
Other .................................................................................... 34,835
Total expenses ......................................................................... 8,342,299
Expense reductions (Note 4 ) ............................................................... (7,815)
Expenses waived/paid by affiliates (Note 3e) ................................................... (82,973)
Net expenses ......................................................................... 8,251,511
Net investment income ................................................................ 36,148,812
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (45,092,072)
Written options ........................................................................... (1,076,434)
Foreign currency transactions ................................................................ 2,090,341
Forward exchange contracts ................................................................. (67,004,267)
Net realized gain (loss) .................................................................. (111,082,432)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (44,365,636)
Translation of other assets and liabilities denominated in foreign currencies .............................. (483,853)
Written options ........................................................................... 4,494,684
Forward exchange contracts ................................................................. 50,651,861
Change in deferred taxes on unrealized appreciation ............................................... 406,652
Net change in unrealized appreciation (depreciation) ............................................ 10,703,708
Net realized and unrealized gain (loss) ............................................................ (100,378,724)
Net increase (decrease) in net assets resulting from operations .......................................... $(64,229,912)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-24
Templeton Global Bond VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,148,812 $78,553,753
Net realized gain (loss) ................................................. (111,082,432) (255,348,476)
Net change in unrealized appreciation (depreciation) ........................... 10,703,708 42,872,770
Net increase (decrease) in net assets resulting from operations ................ (64,229,912) (133,921,953)
Distributions to shareholders:
Class 1 ............................................................. — (22,006,093)
Class 2 ............................................................. — (177,353,662)
Class 4 ............................................................. — (6,338,562)
Distributions to shareholders from tax return of capital:
Class 1 ............................................................. — (1,661)
Class 2 ............................................................. — (13,386)
Class 4 ............................................................. — (478)
Total distributions to shareholders .......................................... — (205,713,842)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 6,427,950 (61,786,697)
Class 2 ............................................................. (2,250,697) (74,631,398)
Class 4 ............................................................. 2,584,371 (2,661,086)
Total capital share transactions ............................................ 6,761,624 (139,079,181)
Net increase (decrease) in net assets ................................... (57,468,288) (478,714,976)
Net assets:
Beginning of period ..................................................... 2,323,961,530 2,802,676,506
End of period .......................................................... $2,266,493,242 $2,323,961,530

Franklin Templeton Variable Insurance Products Trust
TGB-25
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Bond VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Templeton Global Bond VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-26
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund's custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-27
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Currency
At June 30, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2021, the Fund has
determined that no tax liability is required in its  financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-28
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,738,179 $24,782,244 4,250,493 $64,180,339
Shares issued in reinvestment of distributions .......... — — 1,520,923 22,007,754
Shares redeemed ............................... (1,286,788) (18,354,294) (9,677,321) (147,974,790)
Net increase (decrease) .......................... 451,391 $6,427,950 (3,905,905) $(61,786,697)
Class 2 Shares:
Shares sold ................................... 7,108,620 $96,530,771 10,329,028 $147,468,530
Shares issued in reinvestment of distributions .......... — — 12,843,378 177,367,048
Shares redeemed ............................... (7,277,729) (98,781,468) (26,982,602) (399,466,976)
Net increase (decrease) .......................... (169,109) $(2,250,697) (3,810,196) $(74,631,398)
Class 4 Shares:
Shares sold ................................... 554,419 $7,732,325 867,773 $12,730,613
Shares issued in reinvestment of distributions .......... — — 447,356 6,339,040
Shares redeemed ............................... (370,012) (5,147,954) (1,443,142) (21,730,739)
Net increase (decrease) .......................... 184,407 $2,584,371 (128,013) $(2,661,086)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-29
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.461% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-30
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, options sold, swaps, inflation related adjustments on foreign securities and tax straddles.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $221,215,254 $684,869,865 $(734,184,044) $— $— $171,901,075 171,901,075 $7,559
Total Affiliated Securities .... $221,215,254 $684,869,865 $(734,184,044) $— $— $171,901,075 $7,559
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,962,453
Long term ................................................................................ 186,743,959
Total capital loss carryforwards ............................................................... $196,706,412
Cost of investments .......................................................................... $2,429,308,662
Unrealized appreciation ........................................................................ $120,814,127
Unrealized depreciation ........................................................................ (336,168,204)
Net unrealized appreciation (depreciation) .......................................................... $(215,354,077)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-31
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$498,292,393 and $312,513,916, respectively.
7. Credit Risk
At June 30, 2021, the Fund had 7.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2021, the Fund had 2.3% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At June 30, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Foreign exchange contracts ..
Investments in securities, at value $ 7,184,877
a
Options written, at value $ 7,431,765
Unrealized appreciation on OTC
forward exchange contracts
13,040,792 Unrealized depreciation on OTC
forward exchange contracts
22,876,794
Total .................... $20,225,669 $30,308,559
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-32
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
For the period ended June 30, 2021, the average month end notional amount of options represented $1,846,360,704. The average month end contract value of forward exchange contracts was $2,302,828,224.
See Note 1(c) regarding derivative financial instruments.
At June 30, 2021, OTC derivative assets and liabilities are as follows:
At June 30 , 2021 , OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(14,780,893)
a
Investments $3,655,583
a
Written options (1,076,434) Written options 4,494,684
Forward exchange contracts (67,004,267) Forward exchange contracts 50,651,861
Total ....................... $(82,861,594) $58,802,128
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Derivatives
Forward exchange contracts ............................. $ 13,040,792 $ 22,876,794
Options purchased ..................................... 7,184,877 —
Options written ........................................ — 7,431,765
Total ............................................. $20,225,669 $30,308,559
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-33
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Abbreviations on page TGB-39.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BOFA .................... $458,593 $(458,593) $— $— $—
CITI ..................... 7,175,191 (7,175,191) — — —
DBAB ................... 656,593 (656,593) — — —
GSCO ................... 65,655 (65,655) — — —
HSBK ................... 4,455,671 (1,598,598) (2,790,527) — 66,546
JPHQ ................... 2,154,366 (2,154,366) — — —
MSCO ................... 5,259,600 (5,259,600) — — —
Total ................... $20,225,669 $(17,368,596) $ (2,790,527) $— $66,546
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BOFA .................... $817,647 $(458,593) $— $(359,054) $—
CITI ..................... 13,383,062 (7,175,191) — (6,207,871) —
DBAB ................... 733,623 (656,593) — — 77,030
GSCO ................... 822,314 (65,655) — (380,000) 376,659
HSBK ................... 1,598,598 (1,598,598) — — —
JPHQ ................... 4,375,227 (2,154,366) — (1,902,807) 318,054
MSCO ................... 8,578,088 (5,259,600) — (3,318,488) —
Total ................... $30,308,559 $(17,368,596) $— $(12,168,220) $771,743
a
At June 30, 2021, the Fund received U.S. Treasury Bonds and Notes and U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-34
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 46,019,620 $ 46,019,620
Brazil ............................... — 22,347,014 — 22,347,014
Colombia ............................ — 77,133,622 — 77,133,622
Ghana .............................. — 39,757,401 — 39,757,401
India ................................ — 99,052,080 — 99,052,080
Indonesia ............................ — 221,829,189 — 221,829,189
Mexico .............................. — 230,446,801 — 230,446,801
Norway .............................. — 87,002,125 — 87,002,125
South Korea .......................... — 422,131,282 — 422,131,282
Supranational ......................... — 10,295,291 — 10,295,291
U.S. Government and Agency Securities ....... — 472,483,176 — 472,483,176
Options purchased ....................... — 7,184,877 — 7,184,877
Short Term Investments ................... 236,358,605 253,705,700 5,475,569 495,539,874
Total Investments in Securities ........... $236,358,605 $1,943,368,558 $51,495,189 $2,231,222,352
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 13,040,792 $ — $ 13,040,792
Restricted Currency (ARS) ................. — — 3,375 3,375
Total Other Financial Instruments ......... $— $13,040,792 $3,375 $13,044,167

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-35
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Assets:
Restricted Currency (ARS)
Receivables:
Interest (ARS) ........................... $— $— $892,314 $892,314
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 7,431,765 $ — $ 7,431,765
Forward exchange contracts ................ — 22,876,794 — 22,876,794
Total Other Financial Instruments ......... $— $30,308,559 $— $30,308,559
Payables:
Deferred Tax (ARS) ....................... $— $— $1,799 $1,799
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government
and Agency
Securities :
Argentina ..... $ 43,034,720 $ 10,408,028 $ (2,802,531) $ — $ — $ 1,864,771 $ (739,264) $ (5,746,104) $ 46,019,620 $ (4,912,221)
Short Term
Investments ... 3,010,391 5,585,353 (2,262,400) — — 34,051 (211,039) (680,787) 5,475,569 (635,829)
Total Investments in
Securities ........ $46,045,111 $15,993,381 $(5,064,931) $— $— $1,898,822 $(950,303) $(6,426,891) $51,495,189 $(5,548,050)
Other Financial Instruments:
Restricted Currency
(ARS) .......
$3,151 $20,560,298 $(20,378,457) $— $— $— $(181,659) $42 $3,375 $—
Receivables:
Interest (ARS) ..
$947,439 $11,031,600 $(10,987,304) $— $— $— $(10,859) $(88,562) $892,314 $(40,025)
Liabilities:
Payables:
Deferred Tax (ARS)
$2,124 $— $— $— $— $— $— $(325) $1,799 $(325)
Investment Securities
Purchased (ARS)
$463,749 $— $(467,633) $— $— $— $3,884 $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-36
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
See Abbreviations on page TGB-39.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
..........
$46,019,620 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
..........
5,475,569 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
All Other
............
895,689
d
Liabilities:
All Other
............
1,799
d
Total
...............
$52,389,079
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-37
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
USD
United States Dollar

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
TGB-38
Semiannual Report
Templeton Global Bond VIP Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $3,541,942 of foreign taxes paid and $69,964,607 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 202 0 .

Semiannual Report
Templeton Growth VIP Fund
This semiannual report for Templeton Growth VIP Fund covers the period ended June 30, 2021 .
Class 1 Performance Summary as of June 30, 2021
The Fund’s Class 1 Shares posted a + 7.30 % total return for the six-month period ended June 30, 202 1 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Templeton Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in equity
securities (primarily common stocks) of companies located
anywhere in the world, including developing markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments; investments in developing markets involve
heightened risks related to the same factors. Because the
Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/
or the surrounding regions than a fund that is more broadly
diversified geographically. Political, social or economic
disruptions in the region, even in countries in which the
Fund is not invested, may adversely affect the value of
securities held by the Fund. Current political uncertainty
concerning the economic consequences of the departure
of the U.K. from the European Union may increase market
volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on
an amount that exceeds the Fund’s initial investment. In
addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short
term and may involve additional risks. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI)-NR,
posted a +12.30% total return for the period under review.
1
The Fund’s prior benchmark, the MSCI ACWI, posted a
+12.56% total return.
1
The MSCI ACWI-NR (net of taxes
on dividends) is replacing the MSCI ACWI (gross of taxes
on dividends) because the investment manager believes
the actual withholding rates for the Fund are closer to the
assumptions of the MSCI ACWI-NR.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +12.30% total
return for the six months ended June 30, 2021.
1
Global
equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Geographic Composition
6/30/21
% of Total
Net Assets
North America 43.7%
Europe 26.7%
Asia 21.9%
Other 1.1%
Short-Term Investments & Other Net Assets 6.6%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Templeton Growth VIP Fund

Semiannual Report
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
Investment Strategy
When choosing equity investments for the Fund, we
apply a bottom-up, value-oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. Our analysis
includes an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, price/cash flow
ratio, profit margins and liquidation value.
The Fund may, from time to time, seek to hedge (protect)
against currency risks, using certain currency-related
derivative instruments. The Fund may also use a variety
of equity-related derivatives for various purposes including enhancing Fund returns, increasing liquidity and gaining
exposure to particular markets in more efficient or less
expensive ways.
Manager’s Discussion
During the six months under review, key contributors to the
Fund’s performance relative to the MSCI ACWI-NR included
stock selection in the materials, information technology (IT)
and energy sectors.
Within materials, our investments in U.S. gold and copper
mining company Freeport-McMoRan and Luxembourg-
based steelmaking firm ArcelorMittal boosted relative results.
Freeport-McMoRan is a liquid play on higher copper prices
and production growth over our investment horizon. Its
stock performed well during the period as the copper price
remained elevated while investors anticipated the release
of an infrastructure spending plan in the U.S. Copper
fundamentals are well supported, with relatively tight supply and long-term demand drivers. Freeport-McMoRan has
a higher-than-average production growth outlook as well,
driven by its Indonesian Grasberg mine, and the company’s
recent operational updates have increased investor
confidence that a potentially sizable Grasberg-driven cash
inflection is on track for 2021.
In the IT sector, our holdings in U.S. software engineering
solutions and technology services provider EPAM Systems
and Netherlands-based chipmaker NXP Semiconductors,
which has operations in China, aided relative results. EPAM
focuses on delivering digital product and platform solutions to large enterprises. As more and more companies embrace
digital transformation and develop their own software, the
need for developers has outstripped supply, leading to
greater demand for skilled outsourced software engineers
that EPAM can provide. EPAM has benefited from the
accelerated shift to modern technologies such as cloud
services, e-commerce or mobile banking caused by the
pandemic.
In the energy sector, our investment in U.S. oil refiner
Marathon Petroleum helped relative results. Its stock rallied after company management successfully closed the sale
of its Speedway fueling station business and announced it
would use the proceeds to buy back shares and pay down
long-term debt. Furthermore, the stock benefited from the
strength in oil prices.
In contrast, stock selection in the communication services,
consumer discretionary and industrials sectors, as well
as an overweighting in the consumer discretionary sector,
detracted from the Fund’s relative performance.
Within communication services, key relative detractors
included our holdings in Japan-based online and mobile
games company Nexon and U.S.-based diversified
international family entertainment and media enterprise Walt
Disney. In consumer discretionary, U.S.-based Dollar Tree’s
share price declined due to investor concerns that rising
inflation could hurt the discount variety store operator’s profit margin.

Templeton Growth VIP Fund

Semiannual Report
In the industrials sector, our investment in Japanese
construction machinery firm Komatsu hurt relative
performance. Although the company’s recent operating
results have been positive, investor concerns about a
slowdown in China and weakness in Indonesia, as well as
higher costs and lower growth in the aftermarket segment,
weighed on its stock. Such issues are well known and, in
our view, already discounted in Komatsu’s undemanding
valuation. We remain optimistic about the profitability and
earnings potential from the firm’s mining equipment division, which we believe should outweigh weakness in Chinese
construction, a lower margin business that accounts for a
small portion of company revenues. We continue to see
numerous catalysts for the stock, including accelerating
industrial production, healthy residential construction
fundamentals, fiscal stimulus and infrastructure, equipment
replacement requirements and increasing mining intensity.
Other key relative detractors included our positions in South
Korea-based electronics products and semiconductor
manufacturer Samsung Electronics and Japan-based
beverages company Kirin Holdings (not held at period-
end). Samsung Electronics’ share price declined slightly
amid little news flow. In our view, Samsung remains a key
beneficiary of a demand uptrend in memory chips. Other
positive catalysts include long-term opportunities in the firm’s foundry business, optionality around capital deployment
and a competitive advantage from being one of the three
semiconductor manufacturers globally that can compete at
the leading edge. Overall, we believe Samsung is a well-run
global technology leader with a strong balance sheet.
From a geographic perspective, major detractors from the
Fund’s relative performance included stock selection and
an underweighting in North America, particularly in the U.S.
and Canada. In Asia, an overweighting in Japan and stock
selection in South Korea hurt relative results. In Europe,
overweightings in Belgium and the U.K. hindered relative
results.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended June 30, 2021, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
substantial investment in securities with non-U.S. currency
exposure.
Thank you for your participation in Templeton Growth VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals,
South Korea
Walt Disney Co. (The) 2.2%
Entertainment, United States
Sysco Corp. 2.1%
Food & Staples Retailing, United States
Anheuser-Busch InBev SA/NV 2.1%
Beverages, Belgium
Roche Holding AG 2.1%
Pharmaceuticals, Switzerland
AIA Group Ltd. 1.9%
Insurance, Hong Kong
E.ON SE 1.9%
Multi-Utilities, Germany
Marathon Petroleum Corp. 1.9%
Oil, Gas & Consumable Fuels, United States
Booking Holdings, Inc. 1.8%
Hotels, Restaurants & Leisure, United States
Zimmer Biomet Holdings, Inc. 1.8%
Health Care Equipment & Supplies, United
States

Class 1 Fund Expenses
Templeton Growth VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,073.00 $4.56 $1,020.40 $4.44 0.89%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

00
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.42 $11.15 $12.44 $16.24 $13.93 $13.54
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.24
c
0.30 0.28 0.29 0.26
Net realized and unrealized gains (losses) 0.79 0.36 1.30 (2.42) 2.30 0.96
Total from investment operations ........ 0.84 0.60 1.60 (2.14) 2.59 1.22
Less distributions from:
Net investment income .............. (0.16) (0.33) (0.40) (0.35) (0.28) (0.31)
Net realized gains ................. — — (2.49) (1.31) — (0.52)
Total distributions ................... (0.16) (0.33) (2.89) (1.66) (0.28) (0.83)
Net asset value, end of period .......... $12.10 $11.42 $11.15 $12.44 $16.24 $13.93
Total return
d
....................... 7.30% 5.99% 15.43% (14.61)% 18.77% 9.90%
Ratios to average net assets
e
Expenses
f
......................... 0.89% 0.91% 0.86% 0.83% 0.82%
g
0.82%
Net investment income ............... 0.92% 2.42%
c
2.52% 1.90% 1.94% 2.01%
Supplemental data
Net assets, end of period (000’s) ........ $41,596 $92,653 $97,988 $354,164 $466,207 $453,997
Portfolio turnover rate ................ 26.12%
h
63.65% 19.69% 29.25% 26.46% 22.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 9.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.17 $10.90 $12.21 $15.97 $13.70 $13.32
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.21
c
0.26 0.24 0.25 0.23
Net realized and unrealized gains (losses) 0.76 0.36 1.28 (2.38) 2.26 0.94
Total from investment operations ........ 0.80 0.57 1.54 (2.14) 2.51 1.17
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.36) (0.31) (0.24) (0.27)
Net realized gains ................. — — (2.49) (1.31) — (0.52)
Total distributions ................... (0.13) (0.30) (2.85) (1.62) (0.24) (0.79)
Net asset value, end of period .......... $11.84 $11.17 $10.90 $12.21 $15.97 $13.70
Total return
d
....................... 7.13% 5.80% 15.15% (14.85)% 18.50% 9.62%
Ratios to average net assets
e
Expenses
f
......................... 1.14% 1.16% 1.11% 1.08% 1.07%
g
1.07%
Net investment income ............... 0.67% 2.17%
c
2.27% 1.65% 1.69% 1.76%
Supplemental data
Net assets, end of period (000’s) ........ $439,554 $603,996 $659,412 $625,311 $879,521 $876,128
Portfolio turnover rate ................ 26.12%
h
63.65% 19.69% 29.25% 26.46% 22.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 9.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.35 $11.07 $12.36 $16.13 $13.83 $13.44
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.20
c
0.26 0.23 0.24 0.22
Net realized and unrealized gains (losses) 0.78 0.36 1.29 (2.40) 2.28 0.94
Total from investment operations ........ 0.81 0.56 1.55 (2.17) 2.52 1.16
Less distributions from:
Net investment income .............. (0.12) (0.28) (0.35) (0.29) (0.22) (0.25)
Net realized gains ................. — — (2.49) (1.31) — (0.52)
Total distributions ................... (0.12) (0.28) (2.84) (1.60) (0.22) (0.77)
Net asset value, end of period .......... $12.04 $11.35 $11.07 $12.36 $16.13 $13.83
Total return
d
....................... 7.07% 5.65% 14.97% (14.88)% 18.38% 9.47%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.26% 1.21% 1.18% 1.17%
g
1.17%
Net investment income ............... 0.57% 2.04%
c
2.17% 1.55% 1.59% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $22,911 $23,213 $27,330 $28,238 $38,798 $43,286
Portfolio turnover rate ................ 26.12%
h
63.65% 19.69% 29.25% 26.46% 22.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 9.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.4%
Aerospace & Defense 1.9%
BAE Systems plc ..................................... United Kingdom 726,495 $ 5,250,048
a
Rolls-Royce Holdings plc ............................... United Kingdom 3,096,015 4,238,804
9,488,852
Air Freight & Logistics 1.0%
United Parcel Service, Inc., B ............................ United States 23,711 4,931,177
Airlines 2.5%
a
International Consolidated Airlines Group SA ................. United Kingdom 1,666,353 4,023,814
a
Japan Airlines Co. Ltd. ................................. Japan 119,270 2,582,819
a
Southwest Airlines Co. ................................. United States 109,471 5,811,815
12,418,448
Auto Components 3.3%
BorgWarner, Inc. ...................................... United States 110,195 5,348,865
Continental AG ....................................... Germany 44,363 6,527,287
Lear Corp. .......................................... United States 26,540 4,651,931
16,528,083
Automobiles 1.8%
Honda Motor Co. Ltd. .................................. Japan 190,406 6,124,626
Isuzu Motors Ltd. ..................................... Japan 212,400 2,818,729
8,943,355
Beverages 3.9%
Anheuser-Busch InBev SA/NV ........................... Belgium 147,955 10,666,800
Pernod Ricard SA ..................................... France 24,491 5,443,885
b
Suntory Beverage & Food Ltd. ........................... Japan 92,177 3,474,678
19,585,363
Chemicals 4.6%
Albemarle Corp. ...................................... United States 50,518 8,510,262
DuPont de Nemours, Inc. ............................... United States 117,210 9,073,226
Umicore SA ......................................... Belgium 94,680 5,792,833
23,376,321
Consumer Finance 1.7%
American Express Co. ................................. United States 52,145 8,615,918
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc. ............................ United States 151,869 8,509,220
Electric Utilities 1.0%
Southern Co. (The) .................................... United States 84,048 5,085,745
Electrical Equipment 1.1%
Mitsubishi Electric Corp. ................................ Japan 395,100 5,736,278
Electronic Equipment, Instruments & Components 1.2%
Kyocera Corp. ........................................ Japan 95,434 5,896,481
Entertainment 3.1%
Nexon Co. Ltd. ....................................... Japan 199,587 4,442,112
a
Walt Disney Co. (The) .................................. United States 63,435 11,149,970
15,592,082
Food & Staples Retailing 2.1%
Sysco Corp. ......................................... United States 139,167 10,820,234

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.8%
Danone SA .......................................... France 55,564 $ 3,909,532
Health Care Equipment & Supplies 3.6%
Medtronic plc ........................................ United States 72,715 9,026,113
Zimmer Biomet Holdings, Inc. ............................ United States 57,059 9,176,228
18,202,341
Health Care Providers & Services 3.7%
Fresenius Medical Care AG & Co. KGaA .................... Germany 88,871 7,385,470
a
Laboratory Corp. of America Holdings ...................... United States 19,922 5,495,484
UnitedHealth Group, Inc. ................................ United States 14,403 5,767,537
18,648,491
Hotels, Restaurants & Leisure 8.5%
a
Booking Holdings, Inc. ................................. United States 4,250 9,299,383
a
Compass Group plc ................................... United Kingdom 330,755 6,968,822
a
Galaxy Entertainment Group Ltd. ......................... Macau 498,234 3,983,899
a
Hyatt Hotels Corp., A ................................... United States 35,713 2,772,757
a
InterContinental Hotels Group plc ......................... United Kingdom 88,277 5,884,140
Starbucks Corp. ...................................... United States 39,480 4,414,259
a
Whitbread plc ........................................ United Kingdom 82,912 3,584,373
Yum China Holdings, Inc. ............................... China 86,821 5,751,891
42,659,524
Household Durables 3.7%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 549,920 4,434,290
Panasonic Corp. ...................................... Japan 537,516 6,189,798
Sony Group Corp. ..................................... Japan 81,299 7,884,051
18,508,139
Industrial Conglomerates 2.0%
Honeywell International, Inc. ............................. United States 22,039 4,834,255
Siemens AG ......................................... Germany 34,970 5,552,962
10,387,217
Insurance 1.9%
AIA Group Ltd. ....................................... Hong Kong 769,445 9,545,349
IT Services 5.0%
a
DXC Technology Co. ................................... United States 195,934 7,629,670
a
EPAM Systems, Inc. ................................... United States 4,793 2,449,031
Fujitsu Ltd. .......................................... Japan 43,131 8,070,492
Visa, Inc., A .......................................... United States 30,748 7,189,497
25,338,690
Machinery 4.5%
Komatsu Ltd. ........................................ Japan 307,700 7,623,511
Makita Corp. ......................................... Japan 99,100 4,666,750
Stanley Black & Decker, Inc. ............................. United States 15,700 3,218,343
Westinghouse Air Brake Technologies Corp. ................. United States 86,726 7,137,550
22,646,154
Media 1.3%
Comcast Corp., A ..................................... United States 114,348 6,520,123
Metals & Mining 2.9%
ArcelorMittal SA ...................................... Luxembourg 162,723 5,010,185
Freeport-McMoRan, Inc. ................................ United States 119,704 4,442,215

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Wheaton Precious Metals Corp. .......................... Brazil 120,754 $ 5,322,040
14,774,440
Multiline Retail 1.6%
a
Dollar Tree, Inc. ...................................... United States 79,935 7,953,533
Multi-Utilities 2.4%
E.ON SE ............................................ Germany 818,961 9,475,913
Public Service Enterprise Group, Inc. ...................... United States 44,053 2,631,726
12,107,639
Oil, Gas & Consumable Fuels 4.2%
BP plc .............................................. United Kingdom 1,355,750 5,945,929
Equinor ASA ......................................... Norway 281,662 5,962,817
Marathon Petroleum Corp. .............................. United States 155,369 9,387,395
21,296,141
Personal Products 1.0%
Unilever plc .......................................... United Kingdom 90,327 5,287,696
Pharmaceuticals 3.8%
AstraZeneca plc ...................................... United Kingdom 10,585 1,271,818
Johnson & Johnson ................................... United States 43,541 7,172,944
Roche Holding AG .................................... Switzerland 27,927 10,523,959
18,968,721
Semiconductors & Semiconductor Equipment 2.5%
Infineon Technologies AG ............................... Germany 132,824 5,343,064
NXP Semiconductors NV ............................... China 35,136 7,228,178
12,571,242
Specialty Retail 3.2%
Ross Stores, Inc. ..................................... United States 66,763 8,278,612
TJX Cos., Inc. (The) ................................... United States 114,833 7,742,041
16,020,653
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 13,968,918
Textiles, Apparel & Luxury Goods 2.1%
adidas AG ........................................... Germany 13,495 5,036,190
a
Burberry Group plc .................................... United Kingdom 193,143 5,524,134
10,560,324
Wireless Telecommunication Services 1.0%
a
T-Mobile US, Inc. ..................................... United States 36,521 5,289,337
Total Common Stocks (Cost $352,907,193) .....................................
470,691,761

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.5%
a a
Country Shares a Value
a a a a a a
c
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,491,848 $ 2,491,848
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,491,848) ............................................................
2,491,848
Total Short Term Investments (Cost $2,491,848 ) .................................
2,491,848
a
Total Investments (Cost $355,399,041) 93.9% ...................................
$473,183,609
Other Assets, less Liabilities 6.1% .............................................
30,877,671
Net Assets 100.0% ...........................................................
$504,061,280
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2021. See Note 1(c).
c
See Note 1(c) regarding securities on loan.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $352,907,193
Cost - Non-controlled affiliates (Note 3e) ........................................................ 2,491,848
Value - Unaffiliated issuers (Includes securities loaned of $3,300,938) ................................. $470,691,761
Value - Non-controlled affiliates (Note 3e) ....................................................... 2,491,848
Cash .................................................................................... 23,654,747
Receivables:
Investment securities sold ................................................................... 722,582
Capital shares sold ........................................................................ 20,797
Dividends ............................................................................... 1,009,571
European Union tax reclaims (Note 1 d ) ......................................................... 9,203,433
Total assets .......................................................................... 507,794,739
Liabilities:
Payables:
Investment securities purchased .............................................................. 318,214
Capital shares redeemed ................................................................... 56,787
Management fees ......................................................................... 472,616
Distribution fees .......................................................................... 123,090
Payable upon return of securities loaned (Note 1 c ) .................................................. 2,491,848
Accrued expenses and other liabilities ........................................................... 270,904
Total liabilities ......................................................................... 3,733,459
Net assets, at value ................................................................. $504,061,280
Net assets consist of:
Paid-in capital ............................................................................. $377,444,497
Total distributable earnings (losses) ............................................................. 126,616,783
Net assets, at value ................................................................. $504,061,280
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $41,596,369
Shares outstanding ........................................................................ 3,437,411
Net asset value and maximum offering price per share ............................................. $12.10
Class 2:
Net assets, at value ....................................................................... $439,554,211
Shares outstanding ........................................................................ 37,136,956
Net asset value and maximum offering price per share ............................................. $11.84
Class 4:
Net assets, at value ....................................................................... $22,910,700
Shares outstanding ........................................................................ 1,902,800
Net asset value and maximum offering price per share ............................................. $12.04

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $508,720)
Unaffiliated issuers ........................................................................ $6,185,174
Interest:
Unaffiliated issuers ........................................................................ 3,055
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 77,349
Non-controlled affiliates (Note 3 e ) ............................................................. 54
Other income (Note 1 d ) ...................................................................... 169,044
Total investment income ................................................................... 6,434,676
Expenses:
Management fees (Note 3 a ) ................................................................... 2,974,114
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 748,517
    Class 4 ................................................................................ 40,424
Custodian fees ............................................................................. 18,725
Reports to shareholders ...................................................................... 67,669
Professional fees ........................................................................... 57,687
Trustees' fees and expenses .................................................................. 2,403
Other .................................................................................... 35,077
Total expenses ......................................................................... 3,944,616
Expenses waived/paid by affiliates (Note 3e) ................................................... (45)
Net expenses ......................................................................... 3,944,571
Net investment income ................................................................ 2,490,105
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 82,445,079
Foreign currency transactions ................................................................ 2,883
Net realized gain (loss) .................................................................. 82,447,962
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (35,738,791)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,350,859)
Net change in unrealized appreciation (depreciation) ............................................ (37,089,650)
Net realized and unrealized gain (loss) ............................................................ 45,358,312
Net increase (decrease) in net assets resulting from operations .......................................... $47,848,417
+
Includes gains from redemption in-kind (Note 9) $43,506,810

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Growth VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,490,105 $14,481,288
Net realized gain (loss) ................................................. 82,447,962 (64,187,228)
Net change in unrealized appreciation (depreciation) ........................... (37,089,650) 79,512,856
Net increase (decrease) in net assets resulting from operations ................ 47,848,417 29,806,916
Distributions to shareholders:
Class 1 ............................................................. (1,223,678) (2,680,578)
Class 2 ............................................................. (6,568,551) (16,492,099)
Class 4 ............................................................. (217,527) (659,619)
Total distributions to shareholders .......................................... (8,009,756) (19,832,296)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (55,846,334) (7,082,982)
Class 2 ............................................................. (198,111,506) (63,376,754)
Class 4 ............................................................. (1,681,151) (4,382,946)
Total capital share transactions ............................................ (255,638,991) (74,842,682)
Net increase (decrease) in net assets ................................... (215,800,330) (64,868,062)
Net assets:
Beginning of period ..................................................... 719,861,610 784,729,672
End of period .......................................................... $504,061,280 $719,861,610

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Growth VIP Fund

Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Templeton Growth VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2021, 41.93% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
 The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
 Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., Additionally, the Fund received $1,000,229 in U.S.
Government and Agency securities as collateral. These
securities received as collateral are held in segregated
accounts with the Funds’ custodian. The Fund cannot
repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, when EU reclaims are received by the
Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 33,673 $405,013 111,654 $1,099,154
Shares issued in reinvestment of distributions .......... 98,763 1,223,678 287,000 2,680,578
Shares redeemed in-kind (Note 9 ) ................... (4,433,957) (53,015,936) — —
Shares redeemed ............................... (371,978) (4,459,089) (1,072,276) (10,862,714)
Net increase (decrease) .......................... (4,673,499) $(55,846,334) (673,622) $(7,082,982)
Class 2 Shares:
Shares sold ................................... 548,492 $6,441,988 4,395,675 $41,408,273
Shares issued in reinvestment of distributions .......... 541,960 6,568,551 1,804,387 16,492,099
Shares redeemed in-kind (Note 9 ) ................... (13,894,850) (162,512,778) — —
Shares redeemed ............................... (4,155,151) (48,609,267) (12,576,995) (121,277,126)
Net increase (decrease) .......................... (16,959,549) $(198,111,506) (6,376,933) $(63,376,754)
Class 4 Shares:
Shares sold ................................... 27,948 $336,237 102,362 $966,885
Shares issued in reinvestment of distributions .......... 17,642 217,527 71,003 659,619
Shares redeemed ............................... (188,280) (2,234,915) (596,081) (6,009,450)
Net increase (decrease) .......................... (142,690) $(1,681,151) (422,716) $(4,382,946)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.835% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisers, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign currency transactions, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$166,932,556 and $209,980,814, respectively. Sales of investments excludes in-kind transactions of $193,310,984.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,491,848 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $39,297,231 $(36,805,383) $ — $ — $2,491,848 2,491,848 $54
Total Affiliated Securities .... $— $39,297,231 $(36,805,383) $— $— $2,491,848 $54
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,508,986
Long term ................................................................................ 78,076,436
Total capital loss carryforwards ............................................................... $83,585,422
Cost of investments .......................................................................... $356, 306 ,570
Unrealized appreciation ........................................................................ $122,181,396
Unrealized depreciation ........................................................................ (5,304,357)
Net unrealized appreciation (depreciation) .......................................................... $116,877,039
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
9. Redemption In-Kind
During the period ended June 30, 2021, the Fund realized $43,506,810 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 9,488,852 $ — $ 9,488,852
Air Freight & Logistics ................... 4,931,177 — — 4,931,177
Airlines .............................. 5,811,815 6,606,633 — 12,418,448
Auto Components ...................... 10,000,796 6,527,287 — 16,528,083
Automobiles .......................... — 8,943,355 — 8,943,355
Beverages ........................... — 19,585,363 — 19,585,363
Chemicals ........................... 17,583,488 5,792,833 — 23,376,321
Consumer Finance ..................... 8,615,918 — — 8,615,918
Diversified Telecommunication Services ..... 8,509,220 — — 8,509,220
Electric Utilities ........................ 5,085,745 — — 5,085,745
Electrical Equipment .................... — 5,736,278 — 5,736,278
Electronic Equipment, Instruments &
Components ........................ — 5,896,481 — 5,896,481
Entertainment ......................... 11,149,970 4,442,112 — 15,592,082
Food & Staples Retailing ................. 10,820,234 — — 10,820,234
Food Products ........................ — 3,909,532 — 3,909,532
Health Care Equipment & Supplies ......... 18,202,341 — — 18,202,341
Health Care Providers & Services .......... 11,263,021 7,385,470 — 18,648,491
Hotels, Restaurants & Leisure ............. 22,238,290 20,421,234 — 42,659,524
Household Durables .................... — 18,508,139 — 18,508,139
Industrial Conglomerates ................ 4,834,255 5,552,962 — 10,387,217
Insurance ............................ — 9,545,349 — 9,545,349
IT Services ........................... 17,268,198 8,070,492 — 25,338,690
Machinery ............................ 10,355,893 12,290,261 — 22,646,154
Media ............................... 6,520,123 — — 6,520,123
Metals & Mining ....................... 9,764,255 5,010,185 — 14,774,440
Multiline Retail ........................ 7,953,533 — — 7,953,533
Multi-Utilities .......................... 2,631,726 9,475,913 — 12,107,639
Oil, Gas & Consumable Fuels ............. 9,387,395 11,908,746 — 21,296,141
Personal Products ..................... 5,287,696 — — 5,287,696
Pharmaceuticals ....................... 7,172,944 11,795,777 — 18,968,721
Semiconductors & Semiconductor Equipment . 7,228,178 5,343,064 — 12,571,242
Specialty Retail ........................ 16,020,653 — — 16,020,653
Technology Hardware, Storage & Peripherals . — 13,968,918 — 13,968,918
Textiles, Apparel & Luxury Goods .......... — 10,560,324 — 10,560,324
Wireless Telecommunication Services ....... 5,289,337 — — 5,289,337
Short Term Investments ................... 2,491,848 — — 2,491,848
Total Investments in Securities ........... $246,418,049 $226,765,560
a
$— $473,183,609
a
Includes foreign securities valued at $226,765,560, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
11. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Semiannual Report
Templeton Growth VIP Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $1,640,567 of foreign taxes paid and $7,141,814 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 2020.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-1
Semiannual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
measures the performance of U.S. Treasury bills that have a
remaining maturity of greater than or equal to one month and less than three months.
Bloomberg Barclays U.S. Aggregate Bond Index
measures the investment-grade, U.S. dollar-denominated,
fixed-rate taxable bond market. The index includes
Treasuries, government-related and corporate securities,
mortgage-backed securities (agency fixed-rate and hybrid
adjustable-rate mortgage pass-throughs), asset-backed
securities and commercial mortgage-backed securities
(agency and nonagency).
Bloomberg Barclays U.S. Corporate Bond Index
measures the performance of the investment-grade, fixed-
rate, taxable corporate bond market. It includes U.S. dollar-
denominated securities publicly issued by U.S. and non-U.S.
industrial, utility and financial issuers.
Bloomberg Barclays U.S. Corporate High Yield Bond
Index measures the performance of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market.
Securities are classified as high yield if the middle rating of
Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or
below. Bonds from issuers with an emerging markets (EM)
country of risk, based on Barclays EM country definition, are excluded.
Bloomberg Barclays U.S. Government - Intermediate
Index is the intermediate component of the Barclays U.S.
Government Index, which includes public obligations of
the U.S. Treasury with at least one year to final maturity
and publicly issued debt of U.S. government agencies,
quasi-federal corporations, and corporate or foreign debt
guaranteed by the U.S. government.
Bloomberg Barclays U.S. High Yield Very Liquid Index is
a component of the U.S. Corporate High Yield Index that is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield fixed-rate corporate bond market.
Bloomberg Barclays U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index measures the
performance of fixed-rate, local currency, investment-grade
sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
Lipper Multi-Sector Income Funds Classification
Average is calculated by averaging the total returns of
all funds within the Lipper Multi-Sector Income Funds
Classification in the Lipper Open-End underlying funds
universe. Lipper Multi-Sector Income Funds are defined as
funds that seek current income by allocating assets among
different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and
foreign governments, with a significant portion rated below
investment grade. For the six-month period ended 6/30/21,
there were 375 funds in this category. Lipper calculations
do not include contract fees, expenses or sales charges,
and may have been different if such charges had been
considered.
Lipper VIP General U.S. Government Funds
Classification Average is an equally weighted average
calculation of performance figures for all funds within the
Lipper General U.S. Government Funds classification in the
Lipper VIP underlying funds universe. Lipper General U.S.
Government Funds invest primarily in U.S. government and
agency issues. For the six-month period ended 6/30/21,
there were 24 funds in this category. Lipper calculations
do not include contract fees, expenses or sales charges,
and may have been different if such charges had been
considered.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-2
Semiannual Report
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
equity market performance in developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure equity market performance in global developed and
emerging markets.
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global
developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed
to measure equity market performance in global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
equity market performance in global developed markets,
excluding the U.S.
MSCI World Growth Index-NR measures large and midcap
securities exhibiting overall growth style characteristics
across 23 developed markets countries.
MSCI World Index is a free float-adjusted, market
capitalization-weighted index designed to measure equity
market performance in global developed markets.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures performance of those Russell 1000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000 Index
®
that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Growth Index is market capitalization
weighted and measures performance of those Russell 3000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
Franklin Flex Cap Growth VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Franklin VolSmart Allocation VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the (i) investment
management agreement between Franklin Advisers, Inc.
(FAI) and the Trust, on behalf of each of Franklin Allocation
VIP Fund, Franklin Flex Cap Growth VIP Fund, Franklin
Growth and Income VIP Fund, Franklin Income VIP Fund,
Franklin Large Cap Growth VIP Fund, Franklin Rising
Dividends VIP Fund, Franklin Small-Mid Cap Growth
VIP Fund, Franklin Strategic Income VIP Fund, Franklin
U.S. Government Securities VIP Fund, Franklin VolSmart
Allocation VIP Fund, and Templeton Global Bond VIP
Fund; (ii) the investment sub-advisory agreement between
FAI and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAI, on behalf of Franklin Allocation VIP Fund;
(iii) the investment sub-advisory agreement between FAI
and Templeton Global Advisors Limited (TGAL), an affiliate
of FAI, on behalf of Franklin Allocation VIP Fund; (iv) the
investment management agreement between FTIL and the
Trust, on behalf of Franklin Global Real Estate VIP Fund; (v)
the investment management agreement between Franklin
Mutual Advisers, LLC (FMA) and the Trust, on behalf of
each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value
VIP Fund; (vi) the investment management agreement
between Templeton Asset Management Ltd. (TAML) and
the Trust, on behalf of Templeton Developing Markets VIP
Fund; (vii) the investment sub-advisory agreement between
TAML and Franklin Templeton Investment Management
Ltd. (FTIML), on behalf of Templeton Developing Markets
VIP Fund; (viii) the investment management agreement
between Templeton Investment Counsel, LLC (TICL) and
the Trust, on behalf of Templeton Foreign VIP Fund; and (ix)
the investment management agreement between TGAL and
the Trust, on behalf of Templeton Growth VIP Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately
as the Board deemed appropriate. FAI, FTIL, FTIML, FMA,
TAML, TICL and TGAL are each referred to herein as a
Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Managers relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of each Management Agreement, including, but not
limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2021. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund, Franklin Income VIP Fund,
Franklin Strategic Income VIP Fund, Franklin U.S.
Government Securities VIP Fund and Templeton Global
Bond VIP Fund - The Performance Universe for the Franklin
Allocation VIP Fund included the Fund and all mixed-asset
target allocation growth funds underlying variable insurance products (VIPs). The Performance Universe for the Franklin
Income VIP Fund included the Fund and all flexible portfolio funds underlying VIPs. The Performance Universe for the
Franklin Strategic Income VIP Fund included the Fund
and all multi-sector income funds underlying VIPs. The
Performance Universe for the Franklin U.S. Government
Securities VIP Fund included the Fund and all intermediate
US government funds underlying VIPs. The Performance
Universe for the Templeton Global Bond VIP Fund included
the Fund and all global income funds underlying VIPs. The
Board noted that each Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its respective Performance Universe. The
Board also noted that each Fund’s annualized total return
for the one-, three-, five- and 10-year periods was below the median of its respective Performance Universe. The Board
considered that the income-oriented investment objective
of each Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. The Board concluded that
each Fund’s performance was satisfactory.
Franklin Growth and Income VIP Fund - The Performance
Universe for the Fund included the Fund and all equity
income funds underlying VIPs. The Board noted that the
Fund’s annualized income return and annualized total return
for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Flex Cap Growth VIP Fund and Franklin Small-Mid
Cap Growth VIP Fund - The Performance Universe for the
Franklin Flex Cap Growth VIP Fund included the Fund and
all large-cap growth funds underlying VIPs. The Performance
Universe for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and all mid-cap growth funds underlying
VIPs. The Board noted that each Fund’s annualized total
return for the ten-year period was below the median of
its respective Performance Universe, but for the one-,
three- and five-year periods was above the median of its
respective Performance Universe. The Board further noted
that it had approved at its February 2021 Board meeting
various changes to the Franklin Flex Cap Growth VIP Fund
expected to be effective May 1, 2021, including, among other things, changing the Fund’s name, investment strategy, and
primary benchmark. The Board concluded that each Fund’s
performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance
Universe for the Fund included the Fund and all global
real estate funds underlying VIPs. The Board noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was below the median of its Performance
Universe, but for the 10-year period was above the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that, effective September 3, 2019, a change was made to
the Fund’s portfolio management. Management represented
that since this change in the Fund’s portfolio management
team relative Fund performance has generally been positive,
outperforming the Fund’s benchmark by approximately
150 basis points. Management explained that the Fund’s
relative performance lagged that of peers due to the Fund’s
focus on sustainable cash flow growth at a time when the
market returned to a focus on value post the favorable news
regarding vaccine results in mid-November. Management
further explained that key detractors that contributed to the
Fund’s one-year underperformance included the Fund’s
exposure to technology-adjacent subsectors such as
logistics and cellular towers, which outperformed prior to
the favorable vaccine news, but underperformed thereafter.
Management reviewed with the Board the enhancements
to the Fund’s investment processes in an effort to improve
performance, which included making specific portfolio
holding changes. The Board concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin Large Cap Growth VIP Fund and Templeton
Developing Markets VIP Fund - The Performance Universe
for the Franklin Large Cap Growth VIP Fund included
the Fund and all multi-cap growth funds underlying VIPs.
The Performance Universe for the Templeton Developing
Markets VIP Fund included the Fund and all emerging
markets funds underlying VIPs. The Board noted that each
Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its respective
Performance Universe. The Board concluded that each
Fund’s performance was satisfactory.
Franklin Mutual Global Discovery VIP Fund - The
Performance Universe for the Fund included the Fund and
all global multi-cap value funds underlying VIPs. The Board
noted that the Fund’s annualized total return for the one- and five-year periods was below the median of its Performance
Universe, but for the three- and 10-year periods was
above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund’s underperformance
in 2017 was material and continues to adversely impact
the Fund’s ranking over longer-term periods. Management
reminded the Board of the primary factors that impacted
the 2017 performance, including, among factors, exposure
to non-US equities and stock selection. Management
further explained that the Fund is one of the few funds in its
Performance Universe that hedges exposures to non-US
currencies which detracted 81 basis points from the Fund’s
performance relative to its benchmark index, the MSCI World
Value Index - NR, in 2020. Management also explained
that key detractors from the Fund’s one-year performance
included the Fund’s stock selection in the financials and
industrials sectors and the Fund’s underweight position in
the industrials sector. Management reviewed with the Board
recent leadership changes implemented for the Manager,
as well as enhancements made to the Fund’s investment
processes in an effort to improve performance. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period,
and management’s efforts should continue to be closely
monitored.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Franklin Mutual Shares VIP Fund - The Performance
Universe for the Fund included the Fund and all multi-cap
value funds underlying VIPs. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund’s
underperformance in 2017 was material and continues
to adversely impact the Fund’s ranking over longer-term
periods. Management reminded the Board of the primary
factors that impacted the 2017 performance, including,
among factors, exposure to non-US equities and stock
selection. Management also explained that the Fund’s
underweight position in US securities as compared to its
peers detracted from the Fund’s relative performance.
Management further explained that key detractors from
the Fund’s one-year performance included the Fund’s
stock selection in the financials and industrials sectors
and the Fund’s underweight position in the industrials
sector. Management reviewed with the Board recent
leadership changes implemented for the Manager, as well as
enhancements made to the Fund’s investment processes in
an effort to improve performance. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance
Universe for the Franklin Rising Dividends VIP Fund
included the Fund and all large-cap core funds underlying
VIPs. The Board noted that the Fund’s annualized total
return for the three-, five- and 10-year periods was above
the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe.
The Board further noted that, while below the median, the
Fund’s one-year annualized total return was 14.22% and
only slightly below the Performance Universe median of
14.79%. The Board concluded that the Fund’s performance
was acceptable.
Franklin Small Cap Value VIP Fund - The Performance
Universe for the Fund included the Fund and all small-
cap value funds underlying VIPs. The Board noted that
the Fund’s annualized total return for the three-, five- and
10-year periods was above the median of its Performance
Universe, but for the one-year period was below the median
of its Performance Universe. The Board further noted that,
while below the median, the Fund’s one-year annualized
total return was 11.47%. The Board concluded that the
Fund’s performance was acceptable.
Franklin VolSmart Allocation VIP Fund - The Performance
Universe for the Fund included the Fund and all flexible
portfolio funds underlying VIPs. The Board noted that the
Fund incepted on April 1, 2013 and has been in operation
for less than 10 years. The Board further noted that its
annualized total return for the one-, three- and five-year
periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Templeton Foreign VIP Fund - The Performance Universe
for the Fund included the Fund and all international multi-
cap value funds underlying VIPs. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund has
a more intense value tilt than the Performance Universe,
which has negatively impacted the Fund’s relative returns
during a period of historic and sustained outperformance of
growth over value. Management further explained that the
Fund’s shorter-term relative returns were also negatively
impacted by the Fund’s larger allocation to the energy sector versus peers, which underperformed the broader market.
Management also explained that the Fund’s one-year
relative underperformance was primarily attributable to the
Fund’s health care holdings. Management then discussed
with the Board the actions that are being taken in an effort to address the sources of the Fund’s underperformance,
including enhancements to the Fund’s portfolio management
team and a focus on constructing a more diversified and
high-conviction portfolio. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Templeton Growth VIP Fund - The Performance Universe
for this Fund included the Fund and all global multi-cap
value funds underlying VIPs. The Board noted that the
Fund’s annualized total return for the three-, five- and
10-year periods was below the median of its Performance
Universe, but for the one-year period was above the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the Fund’s higher exposure to value stocks, which have
experienced a period of historic underperformance, and
underweight position in US stocks, which have led market
returns in recent years, contributed to the Fund’s relative
longer-term underperformance versus its Performance
Universe. Management also explained that weightings in
particular sectors (such as consumer discretionary, energy,
financials, information technology and health care) and

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
overall stock selection contributed to the Fund’s relative
underperformance. Management then discussed with
the Board the actions that are being taken/have been
taken in an effort to address the sources of the Fund’s
underperformance, including enhancements to the Fund’s
portfolio management team and a focus on constructing a
more diversified and high-conviction portfolio. The Board
noted that the Fund’s one-year annualized total return
was 6.84% and in the second quintile of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
Franklin Allocation VIP Fund, Franklin Growth and Income
VIP Fund, Franklin Income VIP Fund, Franklin Small Cap
Value VIP Fund and Templeton Global Bond VIP Fund – The
Expense Group for the Franklin Allocation VIP Fund included
the Fund and 10 other mixed-asset target allocation growth
funds underlying VIPs. The Expense Group for the Franklin
Growth and Income VIP Fund included the Fund and 12
other equity income funds underlying VIPs. The Expense
Group for the Franklin Income VIP Fund included the Fund
and 10 other flexible portfolio funds underlying VIPs. The
Expense Group for the Franklin Small Cap Value VIP Fund
included the Fund and 10 other small-cap value funds
underlying VIPs. The Expense Group for the Templeton
Global Bond VIP Fund included the Fund and 11 other global
income funds underlying VIPs. The Board noted that the
Management Rate and actual total expense ratio for each
Fund were below the medians of its respective Expense
Group. The Board also noted that the Franklin Allocation VIP
Fund and Franklin Growth and Income VIP Fund’s actual
total expense ratio reflected a fee waiver from management.
The Board concluded that the Management Rate charged
to each Fund is reasonable. In doing so, the Board noted
that the Franklin Allocation VIP Fund’s sub-advisers, FTIL
and TGAL, are paid by FAI out of the management fee FAI
receives from the Fund.
Franklin Small-Mid Cap Growth VIP Fund and Franklin U.S.
Government Securities VIP Fund - The Expense Group for
the Franklin Small-Mid Cap Growth VIP Fund included the
Fund and 11 other mid-cap growth funds underlying VIPs.
The Expense Group for the Franklin U.S. Government
Securities VIP Fund included the Fund, two other
intermediate US government funds underlying VIPs and 10
inflation-protected bond funds underlying VIPs. The Board
noted that the Management Rate for each Fund was below
the median of its respective Expense Group, and the actual
total expense ratio for each Fund was equal to the median of its respective Expense Group. The Board concluded that the
Management Rate charged to each Fund is reasonable.
Franklin Rising Dividends VIP Fund - The Expense Group
for the Fund included the Fund and 12 other large-cap
core funds underlying VIPs. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group, and the actual total expense ratio for the Fund was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Franklin Large Cap Growth VIP Fund and Franklin VolSmart
Allocation VIP Fund - The Expense Group for the Franklin
Large Cap Growth VIP Fund included the Fund and 10 other
multi-cap growth funds underlying VIPs. The Expense Group
for the Franklin VolSmart Allocation VIP Fund included the
Fund, three other flexible portfolio funds underlying VIPs,
and one mixed-asset target allocation growth fund underlying
VIPs. The Board noted that the Management Rate for each
Fund was equal to the median of its respective Expense
Group, and the actual total expense ratio for each Fund was
above the median of its respective Expense Group. The

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Board also noted that the Franklin VolSmart Allocation VIP
Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management
Rate charged to each Fund is reasonable.
Franklin Flex Cap Growth VIP Fund and Templeton Foreign
VIP Fund - The Expense Group for the Franklin Flex Cap
Growth VIP Fund included the Fund and 12 other large-
cap growth funds underlying VIPs. The Expense Group for
the Templeton Foreign VIP Fund included the Fund, seven
other international multi-cap value funds underlying VIPs
and five international large-cap value funds underlying VIPs.
The Board noted that the Management Rate for each Fund
was above the median of its respective Expense Group,
but its actual total expense ratio was below the median of
its respective Expense Group. The Board further noted that
the Management Rate for the Templeton Foreign VIP Fund
was approximately six basis points above the median of its
Expense Group and that the Franklin Flex Cap Growth VIP
Fund’s actual total expense ratio reflected a fee waiver from management. The Board also noted that, in connection with
the changes discussed above that are expected to be made
to the Franklin Flex Cap Growth VIP Fund, the Fund would
experience a reduction in its Management Rate. The Board
concluded that the Management Rate charged to each Fund
is reasonable.
Franklin Global Real Estate VIP Fund, Franklin Mutual
Global Discovery VIP Fund, Franklin Mutual Shares VIP
Fund, Franklin Strategic Income VIP Fund, Templeton
Developing Markets VIP Fund and Templeton Growth VIP
Fund – The Expense Group for the Franklin Global Real
Estate VIP Fund included the Fund and eight other global
real estate funds underlying VIPs. The Expense Group for
the Franklin Mutual Global Discovery VIP Fund included
the Fund, one other global multi-cap value fund underlying
VIPs, three global multi-cap core funds underlying VIPs,
and four global multi-cap growth funds underlying VIPs.
The Expense Group for the Franklin Mutual Shares VIP
Fund included the Fund and 12 other multi-cap value funds
underlying VIPs. The Expense Group for the Franklin
Strategic Income VIP Fund included the Fund and 11 other
multi-sector income funds underlying VIPs. The Expense
Group for the Templeton Developing Markets VIP Fund
included the Fund and 14 other emerging markets funds
underlying VIPs. The Expense Group for the Templeton
Growth VIP Fund included the Fund, one other global multi-
cap fund underlying VIPs, three global multi-cap core funds
underlying VIPs, and four global multi-cap growth funds
underlying VIPs. The Board noted that the Management
Rate and actual total expense ratio for each Fund was
above the median of its respective Expense Group. With
respect to the Franklin Global Real Estate VIP Fund, the
Board noted management’s explanation that the Fund was
the second smallest fund in its Expense Group and had
experienced declining assets under management resulting
in higher other expenses. The Board then noted that the
Fund’s actual total expense ratio reflected a fee waiver from management and that management agreed to decrease the
current expense cap on the Fund’s total annual operating
expenses from 1.00% to 0.90%, effective May 1, 2021.
With respect to the Franklin Mutual Global Discovery VIP
Fund, the Board noted management’s explanation that the
portfolio management team makes investments in the debt
and equity of distressed companies and merger arbitrage
securities that are specialized in nature and therefore require additional expertise and resources, whereas the Fund’s
Expense Group generally does not make such investments.
With respect to the Franklin Mutual Shares VIP Fund, the
Board noted that the Fund’s Management Rate and actual
total expense ratio were each less than 3 basis points above the respective median of the Fund’s Expenses Group. With
respect to the Franklin Strategic Income VIP Fund, the
Board noted that the Fund’s Management Rate and actual
total expense ratio were less than 2 basis points and 5
basis points, respectively, above the applicable median of
the Fund’s Expenses Group. With respect to the Templeton
Developing Markets VIP Fund, the Board noted that the
Fund’s Management Rate was three basis points and the
Fund’s actual total expense ratio was less than three basis
points above the respective median of the Fund’s Expenses
Group. With respect to the Templeton Growth VIP Fund,
the Board noted management’s explanation that the Fund’s
total expense ratio is above median due to the depth of
the Fund’s fundamental research process which includes
extensive fundamental research to model a company’s
potential future earnings, cash flow, and asset value relative to its stock price. The Board concluded that the Management
Rate charged to each Fund is reasonable. In doing so, the
Board noted that the Templeton Developing Markets VIP
Fund’s sub-adviser is paid by TAML out of the management
fee TAML receives from the Fund.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints for each Fund (except for
the Franklin Allocation VIP Fund and the Franklin VolSmart
Allocation VIP Fund), which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure (except for the Franklin Allocation VIP Fund and the
Franklin VolSmart Allocation VIP Fund) provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows. The Board recognized that there would not likely be
any economies of scale for the Franklin Flex Cap Growth VIP
Fund, Franklin Global Real Estate VIP Fund, Franklin Growth
and Income VIP Fund, Franklin Large Cap Growth VIP Fund
and Franklin VolSmart Allocation VIP Fund until each Fund’s
assets grow. The Board also recognized that given the
decline in assets over the past three calendar years for each of the Franklin Allocation VIP Fund, Franklin Income VIP
Fund, Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund, Franklin Rising Dividends VIP
Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic
Income VIP Fund, Franklin U.S. Government Securities VIP
Fund, Templeton Foreign VIP Fund, Templeton Global Bond
VIP Fund and Templeton Growth VIP Fund, these Funds
are not expected to experience additional economies of
scale in the foreseeable future. The Board concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP1 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Templeton Variable Insurance Products Trust
Investment Managers Fund Administrator Distributor
Franklin Advisers, Inc.
Franklin Mutual Advisers,
LLC
Franklin Templeton
Institutional, LLC
Templeton Asset
Management Ltd.
Templeton Global Advisors
Limited
Templeton Investment
Counsel, LLC
Franklin Templeton Services, LLC Franklin Distributors,
LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                    N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021